                      EATON VANCE ALABAMA MUNICIPALS FUND
                      EATON VANCE ARKANSAS MUNICIPALS FUND
                       EATON VANCE GEORGIA MUNICIPALS FUND
                      EATON VANCE KENTUCKY MUNICIPALS FUND
                      EATON VANCE LOUISIANA MUNICIPALS FUND
                      EATON VANCE MARYLAND MUNICIPALS FUND
                      EATON VANCE MISSOURI MUNICIPALS FUND
                   EATON VANCE NORTH CAROLINA MUNICIPALS FUND
                       EATON VANCE OREGON MUNICIPALS FUND
                   EATON VANCE SOUTH CAROLINA MUNICIPALS FUND
                      EATON VANCE TENNESSEE MUNICIPALS FUND
                      EATON VANCE VIRGINIA MUNICIPALS FUND

                                  Supplement to
                        Prospectus dated January 1, 2005


1.   THE DATE OF THE PROSPECTUS IS MAY 2, 2005.


2.   THE FOLLOWING REPLACES "PERFORMANCE INFORMATION" UNDER "FUND SUMMARIES":


                       EATON VANCE ALABAMA MUNICIPALS FUND

The Alabama Fund's investment objective is to provide current income exempt from regular federal income tax and Alabama state personal income taxes. Alabama general obligations currently are rated Aa3, AA and AA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Alabama Fund's performance for each calendar year through December 31, 2004. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


17.18%   2.95%   8.21%   3.92%   -5.84%   12.45%   3.35%   7.30%   4.84%   2.31%
--------------------------------------------------------------------------------
 1995    1996    1997    1998     1999     2000    2001    2002    2003    2004


During the ten years ended December 31, 2004, the Fund's highest quarterly total return was 8.07% for the quarter ended March 31, 1995, and its lowest quarterly total return was -2.44% for the quarter ended June 30, 2004. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2004 to March 31, 2005) was 0.14%. For the 30 days ended August 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal ncome tax rate of 38.25%) for Class A shares were 3.63% and 5.88%, respectively, and for Class B shares were 3.05% and 4.94%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                         One      Five      Ten
Average Annual Total Return as of December 31, 2004      Year     Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                              -1.96%   5.72%    5.73%
Class B Return Before Taxes                              -2.60%   5.67%    5.50%
Class B Return After Taxes on Distributions              -2.62%   5.66%    5.49%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  -0.29%   5.49%    5.38%
Lehman Brothers Municipal Bond Index (reflects no
 deduction for fees, expenses or taxes)                   4.48%   7.20%    7.06%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      EATON VANCE ARKANSAS MUNICIPALS FUND

The Arkansas Fund's investment objective is to provide current income exempt from regular federal income tax and Arkansas state personal income taxes. Arkansas general obligations currently are rated Aa2 and AA by Moody's and S&P. Fitch does not currently rate Arkansas general obligations.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Arkansas Fund's performance for each calendar year through December 31, 2004. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


17.67%   1.75%   8.00%   4.46%   -4.25%   10.68%   3.84%   7.29%   5.30%   2.60%
--------------------------------------------------------------------------------
 1995    1996    1997    1998     1999     2000    2001    2002    2003    2004


During the ten years ended December 31, 2004, the Fund's highest quarterly total return was 8.10% for the quarter ended March 31, 1995, and its lowest quarterly total return was -2.46% for the quarter ended March 31, 1996. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2004 to March 31, 2005) was 0.32%. For the 30 days ended August 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 39.69%) for Class A shares were 4.06% and 6.73%, respectively, and for Class B shares were 3.51% and 5.82%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                         One      Five      Ten
Average Annual Total Return as of December 31, 2004      Year     Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                             -1.62%    5.63%    5.75%
Class B Return Before Taxes                             -2.32%    5.58%    5.59%
Class B Return After Taxes on Distributions             -2.32%    5.58%    5.58%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                 -0.01%    5.43%    5.46%
Lehman Brothers Municipal Bond Index (reflects no
 deduction for fees, expenses or taxes)                  4.48%    7.20%    7.06%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Class A performance shown above for the period prior to February 9, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                       EATON VANCE GEORGIA MUNICIPALS FUND

The Georgia Fund's investment objective is to provide current income exempt from regular federal income tax and Georgia state personal income taxes. Georgia general obligations currently are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Georgia Fund's performance for each calendar year through December 31, 2004. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

16.38%   2.86%   8.24%   4.25%   -7.28%   12.83%   2.76%   8.19%   5.91%   3.52%
--------------------------------------------------------------------------------
 1995    1996    1997    1998     1999     2000    2001    2002    2003    2004

During the ten years ended December 31, 2004, the Fund's highest quarterly total return was 7.57% for the quarter ended March 31, 1995, and its lowest quarterly total return was -2.65% for the quarter ended June 30, 1999. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2004 to March 31, 2005) was -0.19%. For the 30 days ended August 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.90%) for Class A shares were 4.36% and 7.14%, respectively, and for Class B shares were 3.88% and 6.35%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                         One      Five      Ten
Average Annual Total Return as of December 31, 2004      Year     Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                             -0.91%    6.31%    5.69%
Class B Return Before Taxes                             -1.43%    6.27%    5.59%
Class B Return After Taxes on Distributions             -1.43%    6.26%    5.57%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  0.61%    6.04%    5.46%
Lehman Brothers Municipal Bond Index (reflects no
 deduction for fees, expenses or taxes)                  4.48%    7.20%    7.06%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      EATON VANCE KENTUCKY MUNICIPALS FUND

The Kentucky Fund's investment objective is to provide current income exempt from regular federal income tax and Kentucky state personal income taxes in the form of an investment exempt from the Kentucky intangibles tax. There are currently no Kentucky general obligations outstanding.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Kentucky Fund's performance for each calendar year through December 31, 2004. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


17.96%   2.42%   8.89%   4.41%   -3.91%   8.37%    2.29%   7.52%   4.58%   2.04%
--------------------------------------------------------------------------------
 1995    1996    1997    1998     1999    2000     2001    2002    2003    2004


During the ten years ended December 31, 2004, the Fund's highest quarterly total return was 8.21% for the quarter ended March 31, 1995, and its lowest quarterly total return was -2.17% for the quarter ended March 31, 1996. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2004 to March 31, 2005) was -0.46%. For the 30 days ended August 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.90%) for Class A shares were 3.42% and 5.60%, respectively, and for Class B shares were 2.84% and 4.65%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                         One      Five      Ten
Average Annual Total Return as of December 31, 2004      Year     Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                             -2.14%    4.66%    5.46%
Class B Return Before Taxes                             -2.86%    4.59%    5.32%
Class B Return After Taxes on Distributions             -2.86%    4.55%    5.29%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                 -0.43%    4.52%    5.21%
Lehman Brothers Municipal Bond Index (reflects no
 deduction for fees, expenses or taxes)                  4.48%    7.20%    7.06%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      EATON VANCE LOUISIANA MUNICIPALS FUND

The Louisiana Fund's investment objective is to provide current income exempt from regular federal income tax and Louisiana state individual and corporate income taxes. Louisiana general obligations currently are rated A1, A+ and A+ by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Louisiana Fund's performance for each calendar year through December 31, 2004. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


16.41%   3.14%   8.28%   4.53%   -7.73%   13.85%   3.18%   8.03%   4.77%   4.12%
--------------------------------------------------------------------------------
 1995    1996    1997    1998     1999     2000    2001    2002    2003    2004


During the ten years ended December 31, 2004, the Fund's highest quarterly total return was 8.07% for the quarter ended March 31, 1995, and its lowest quarterly total return was -2.89% for the quarter ended March 31, 1996. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2004 to March 31, 2005) was 0.68%. For the 30 days ended August 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.90%) for Class A shares were 4.44% and 7.27%, respectively, and for Class B shares were 3.91% and 6.40%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                         One      Five      Ten
Average Annual Total Return as of December 31, 2004      Year     Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                             -0.12%    6.46%    5.83%
Class B Return Before Taxes                             -0.87%    6.41%    5.67%
Class B Return After Taxes on Distributions             -0.87%    6.40%    5.65%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  0.93%    6.13%    5.53%
Lehman Brothers Municipal Bond Index (reflects no
 deduction for fees, expenses or taxes)                  4.48%    7.20%    7.06%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Class A performance shown above for the period prior to February 14, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      EATON VANCE MARYLAND MUNICIPALS FUND

The Maryland Fund's investment objective is to provide current income exempt from regular federal income tax and Maryland state and local income taxes. Maryland general obligations currently are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Maryland Fund's performance for each calendar year through December 31, 2004. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


18.87%   2.79%   8.59%   2.59%   -6.49%   10.88%   4.36%   7.24%   4.07%   1.96%
--------------------------------------------------------------------------------
 1995    1996    1997    1998     1999     2000    2001    2002    2003    2004


During the ten years ended December 31, 2004, the Fund's highest quarterly total return was 8.67% for the quarter ended March 31, 1995, and its lowest quarterly total return was -3.08% for the quarter ended June 30, 1999. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2004 to March 31, 2005) was 0.64%. For the 30 days ended August 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.09%) for Class A shares were 4.61% and 7.45%, respectively, and for Class B shares were 3.79% and 6.12%, respectively. A lower tax ate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                         One      Five      Ten
Average Annual Total Return as of December 31, 2004      Year     Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                             -2.18%    5.43%    5.43%
Class B Return Before Taxes                             -2.93%    5.33%    5.30%
Class B Return After Taxes on Distributions             -2.93%    5.30%    5.27%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                 -0.46%    5.16%    5.18%
Lehman Brothers Municipal Bond Index (reflects no
 deduction for fees, expenses or taxes)                  4.48%    7.20%    7.06%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      EATON VANCE MISSOURI MUNICIPALS FUND

The Missouri Fund's investment objective is to provide current income exempt from regular federal income tax and Missouri state personal income taxes. Missouri general obligations currently are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Missouri Fund's performance for each calendar year through December 31, 2004. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


19.41%   2.77%   9.14%   5.07%   -6.51%   11.20%   4.90%   7.62%   4.58%   4.52%
--------------------------------------------------------------------------------
 1995    1996    1997    1998     1999     2000    2001    2002    2003    2004


During the ten years ended December 31, 2004, the Fund's highest quarterly total return was 8.55% for the quarter ended March 31, 1995, and its lowest quarterly total return was -2.67% for the quarter ended March 31, 1996. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2004 to March 31, 2005) was -0.10%. For the 30 days ended August 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.90%) for Class A shares were 4.08% and 6.68%, respectively, and for Class B shares were 3.63% and 5.94%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                        One      Five       Ten
Average Annual Total Return as of December 31, 2004     Year     Years     Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                             0.16%    6.26%     6.25%
Class B Return Before Taxes                            -0.47%    6.22%     6.09%
Class B Return After Taxes on Distributions            -0.47%    6.21%     6.07%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                 1.37%    6.02%     5.92%
Lehman Brothers Municipal Bond Index (reflects no
 deduction for fees, expenses or taxes)                 4.48%    7.20%     7.06%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                   EATON VANCE NORTH CAROLINA MUNICIPALS FUND

The North Carolina Fund's investment objective is to provide current income exempt from regular federal income tax and North Carolina state personal income taxes. North Carolina general obligations currently are rated Aa1, AAA and AAA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the North Carolina Fund's performance for each calendar year through December 31, 2004. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


16.69%   2.00%   8.47%   4.89%   -5.69%   11.34%   2.92%   6.76%   4.03%   1.79%
--------------------------------------------------------------------------------
 1995    1996    1997    1998     1999     2000    2001    2002    2003    2004


During the ten years ended December 31, 2004, the Fund's highest quarterly total return was 7.90% for the quarter ended March 31, 1995, and its lowest quarterly total return was -2.54% for the quarter ended March 31, 1996. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2004 to March 31, 2005) was -0.10%. For the 30 days ended August 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 40.36%) for Class A shares were 3.74% and 6.27%, respectively, and for Class B shares were 2.88% and 4.83%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.
                                                         One      Five      Ten
Average Annual Total Return as of December 31, 2004      Year     Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                             -2.46%    5.03%    5.33%
Class B Return Before Taxes                             -3.10%    4.99%    5.16%
Class B Return After Taxes on Distributions             -3.10%    4.96%    5.12%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                 -0.60%    4.87%    5.06%
Lehman Brothers Municipal Bond Index (reflects no
 deduction for fees, expenses or taxes)                  4.48%    7.20%    7.06%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                       EATON VANCE OREGON MUNICIPALS FUND

The Oregon Fund's investment objective is to provide current income exempt from regular federal income tax and Oregon state personal income taxes. Oregon general obligations currently are rated Aa3, AA- and A+ by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Oregon Fund's performance for each calendar year through December 31, 2004. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


17.95%   1.67%   7.22%   5.65%   -5.33%   10.69%   3.73%   6.55%   5.83%   1.83%
--------------------------------------------------------------------------------
 1995    1996    1997    1998     1999     2000    2001    2002    2003    2004


During the ten years ended December 31, 2004, the Fund's highest quarterly total return was 8.41% for the quarter ended March 31, 1995, and its lowest quarterly total return was -2.35% for the quarter ended December 31, 1999. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2004 to March 31, 2005) was 0.18%. For the 30 days ended August 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 40.85%) for Class A shares were 4.64% and 7.84%, respectively, and for Class B shares were 4.12% and 6.97%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                         One      Five      Ten
Average Annual Total Return as of December 31, 2004      Year     Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                             -2.46%    5.43%    5.61%
Class B Return Before Taxes                             -3.03%    5.36%    5.42%
Class B Return After Taxes on Distributions             -3.03%    5.36%    5.41%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                 -0.33%    5.27%    5.33%
Lehman Brothers Municipal Bond Index (reflects no
 deduction for fees, expenses or taxes)                  4.48%    7.20%    7.06%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                   EATON VANCE SOUTH CAROLINA MUNICIPALS FUND

The South Carolina Fund's investment objective is to provide current income exempt from regular federal income tax and South Carolina state personal income taxes. South Carolina general obligations currently are rated Aaa, AAA and AAA, by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the South Carolina Fund's performance for each calendar year through December 31, 2004. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


17.30%   2.51%   8.28%   5.11%   -7.26%   10.25%   4.71%   7.31%   5.95%   5.17%
--------------------------------------------------------------------------------
 1995    1996    1997    1998     1999     2000    2001    2002    2003    2004


During the ten years ended December 31, 2004, the Fund's highest quarterly total return was 7.88% for the quarter ended March 31, 1995, and its lowest quarterly total return was -3.40% for the quarter ended June 30, 1999. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2004 to March 31, 2005) was 0.82%. For the 30 days ended August 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 39.55%) for Class A shares were 4.44% and 7.34%, respectively, and for Class B shares were 3.92% and 6.48%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                          One     Five      Ten
Average Annual Total Return as of December 31, 2004       Year    Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                               0.73%   6.42%    5.86%
Class B Return Before Taxes                               0.17%   6.35%    5.77%
Class B Return After Taxes on Distributions               0.17%   6.34%    5.76%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                   1.80%   6.12%    5.63%
Lehman Brothers Municipal Bond Index (reflects no
 deduction for fees, expenses or taxes)                   4.48%   7.20%    7.06%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Class A performance shown above for the period prior to February 14, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      EATON VANCE TENNESSEE MUNICIPALS FUND

The Tennessee Fund's investment objective is to provide current income exempt from regular federal income tax and Tennessee state personal income taxes. Tennessee's general obligations currently are rated Aa2, AA and AA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Tennessee Fund's performance for each calendar year through December 31, 2004. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


18.90%   2.62%   8.44%   4.63%   -4.32%   10.81%   3.35%   7.88%   5.37%   2.66%
--------------------------------------------------------------------------------
 1995    1996    1997    1998     1999     2000    2001    2002    2003    2004


During the ten years ended December 31, 2004, the Fund's highest quarterly total return was 8.58% for the quarter ended March 31, 1995, and its lowest quarterly total return was -2.48% for the quarter ended March 31, 1996. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2004 to March 31, 2005) was -0.28%. For the 30 days ended August 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.90%) for Class A shares were 3.64% and 5.96%, respectively, and for Class B shares were 3.08% and 5.04%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                         One      Five      Ten
Average Annual Total Return as of December 31, 2004      Year     Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                             -1.48%    5.68%    6.06%
Class B Return Before Taxes                             -2.26%    5.65%    5.88%
Class B Return After Taxes on Distributions             -2.26%    5.65%    5.87%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  0.04%    5.48%    5.72%
Lehman Brothers Municipal Bond Index (reflects no
 deduction for fees, expenses or taxes)                  4.48%    7.20%    7.06%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      EATON VANCE VIRGINIA MUNICIPALS FUND

The Virginia Fund's investment objective is to provide current income exempt from regular federal income tax and Virginia state personal income taxes. Virginia general obligations currently are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Virginia Fund's performance for each calendar year through December 31, 2004. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


18.01%   2.22%   8.07%   4.64%   -5.59%   11.10%   3.98%   6.19%   5.43%   3.30%
--------------------------------------------------------------------------------
 1995    1996    1997    1998     1999     2000    2001    2002    2003    2004


During the ten years ended December 31, 2004, the Fund's highest quarterly total return was 8.10% for the quarter ended March 31, 1995, and its lowest quarterly total return was -2.63% for the quarter ended March 31, 1996. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2004 to March 31, 2005) was 0.05%. For the 30 days ended August 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.74%) for Class A shares were 4.15% and 6.77%, respectively, and for Class B shares were 3.61% and 5.89%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                         One      Five      Ten
Average Annual Total Return as of December 31, 2004      Year     Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                             -0.87%    5.70%    5.75%
Class B Return Before Taxes                             -1.66%    5.65%    5.58%
Class B Return After Taxes on Distributions             -1.66%    5.61%    5.55%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  0.36%    5.45%    5.43%
Lehman Brothers Municipal Bond Index (reflects no
 deduction for fees, expenses or taxes)                  4.48%    7.20%    7.06%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.


3.   THE  FOLLOWING   REPLACES  THE  THIRD  PARAGRAPH   UNDER   "MANAGEMENT  AND
     ORGANIZATION":

William H. Ahern is the  portfolio  manager of the  Alabama  Fund (since June 1,
1997), and the Kentucky Fund (since November 1, 1998). Craig Brandon is the portfolio manager of the Maryland Fund (since September 13, 2004). Cynthia J. Clemson is the portfolio manager of the Missouri Fund and the Tennessee Fund (since they commenced operations) and the Georgia Fund (since January 1, 1996). Thomas J. Fetter is the portfolio manager of the South Carolina Fund (since January 1, 1996). Robert B. MacIntosh is the portfolio manager of the Louisiana Fund (since January 1, 1996) and the Virginia Fund (since January 17, 2000). Thomas M. Metzold is the portfolio manager of the Arkansas Fund (since January 17, 2000), the North Carolina Fund (since March 1, 2004) and the Oregon Fund (since November 1, 1996). Each portfolio manager also manages other Eaton Vance portfolios, and Mr. Ahern, Ms. Clemson, Mr. Fetter, Mr. MacIntosh and Mr. Metzold have been Eaton Vance portfolio managers for more than 5 years, and are

Vice Presidents of Eaton Vance and BMR. Mr. Brandon was appointed portfolio manager in 2004 and has been a municipal credit analyst at Eaton Vance for more than five years. He has been a Vice President of Eaton Vance and BMR since November, 2001.


4.   THE FOLLOWING IS ADDED TO "MANAGEMENT" UNDER "MANAGEMENT AND ORGANIZATION":

The Statement of Additional Information provides information regarding the basis for the Trustees approval of the Fund's investment advisory agreement.

The Statement of Additional Information provides additional information about the investment team, including information about compensation, other accounts managed by the team members, and the team members ownership of shares of the Fund.


5.   THE  FOLLOWING  IS ADDED TO  "CHOOSING  A SHARE  CLASS"  UNDER  "PURCHASING
     SHARES":

Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Class B shares held within the purchasing shareholder's account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of Class B shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.


6. THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER "PAYMENTS TO INVESTMENT DEALERS" UNDER "PURCHASING SHARES":

In connection with sales of Fund shares, an investment dealer may receive sales charges and Fund distribution and/or service fees as described below. In addition, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.


7.   THE  FOLLOWING  REPLACES  THE THIRD FROM THE LAST  PARAGRAPH  UNDER  "SALES
     CHARGES":

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.


8. THE FOLLOWING REPLACES THE LAST SENTENCE OF "PROCEDURES FOR OPENING NEW ACCOUNTS" UNDER "SHAREHOLDER ACCOUNT FEATURES":

Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed. If the Fund's net asset value has decreased since your purchase, you will lose money as a result of this redemption.


9.   THE FOLLOWING REPLACES THE LAST SENTENCE OF THE FIRST PARAGRAPH ON THE BACK
     COVER:

You may obtain free copies of the statement of additional information and the shareholder reports on Eaton Vance's website at www.eatonvance.com or by contacting the principal underwriter:





May 2, 2005                                                          12MUNI1/1PS

  LOGO




                       Eaton Vance Alabama Municipals Fund
                      Eaton Vance Arkansas Municipals Fund
                       Eaton Vance Georgia Municipals Fund
                      Eaton Vance Kentucky Municipals Fund
                      Eaton Vance Louisiana Municipals Fund
                      Eaton Vance Maryland Municipals Fund
                      Eaton Vance Missouri Municipals Fund
                   Eaton Vance North Carolina Municipals Fund
                       Eaton Vance Oregon Municipals Fund
                   Eaton Vance South Carolina Municipals Fund
                      Eaton Vance Tennessee Municipals Fund
                      Eaton Vance Virginia Municipals Fund


                    Mutual funds providing tax-exempt income


                                Prospectus Dated
                                 January 1, 2005



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



 THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUNDS AND THE SERVICES
            AVAILABLE TO SHAREHOLDERS. PLEASE SAVE IT FOR REFERENCE.

TABLE OF CONTENTS

Fund Summaries..............................................................3

  Alabama Fund..............................................................4

  Arkansas Fund.............................................................5

  Georgia Fund..............................................................6

  Kentucky Fund.............................................................7

  Louisiana Fund............................................................8

  Maryland Fund.............................................................9

  Missouri Fund............................................................10

  North Carolina Fund......................................................11

  Oregon Fund..............................................................12

  South Carolina Fund......................................................13

  Tennessee Fund...........................................................14

  Virginia Fund............................................................15

  Fund Fees and Expenses...................................................16

Investment Objectives & Principal Policies and Risks.......................19

Management and Organization................................................21

Valuing Shares.............................................................22

Purchasing Shares..........................................................22

Sales Charges..............................................................24

Redeeming Shares...........................................................26

Shareholder Account Features...............................................27

Tax Information............................................................28

Financial Highlights.......................................................33

  Alabama Fund.............................................................33

  Arkansas Fund............................................................34

  Georgia Fund.............................................................35

  Kentucky Fund............................................................36

  Louisiana Fund...........................................................37

  Maryland Fund............................................................38

  Missouri Fund............................................................39

  North Carolina Fund......................................................40

  Oregon Fund..............................................................41

  South Carolina Fund......................................................42

  Tennessee Fund...........................................................43

  Virginia Fund............................................................44

FUND SUMMARIES

This section summarizes the investment objectives, and principal strategies and risks of investing in an Eaton Vance Municipals Fund. You will find more specific information about each Fund in the pages that follow.

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The investment objective of each Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. Under normal market circumstances, each Fund will invest at least 80% of its net assets in municipal obligations that are exempt from such taxes. Each Fund primarily invests in investment grade municipal obligations (those rated BBB or Baa or higher), but may also invest in lower rated obligations. Each Fund normally acquires municipal obligations with maturities of ten years or more.

Each Fund may concentrate in certain types of municipal obligations (such as industrial development bonds, housing bonds, hospital bonds or utility bonds), so Fund shares could be affected by events that adversely affect a particular sector. Each Fund may purchase derivative instruments (such as inverse floaters, futures contracts and options thereon, interest rate swaps, and forward rate contracts), bonds that do not make regular payments of interest, bonds issued on a when-issued basis and municipal leases. The portfolio managers may also trade securities to minimize taxable capital gains to shareholders. A portion of each Fund's distributions generally will be subject to alternative minimum tax.

PRINCIPAL RISK FACTORS

Obligations with maturities of ten years or more may offer higher yields than obligations with shorter maturities, but they are subject to greater fluctuations in value when interest rates change. When interest rates rise or when the supply of suitable bonds exceeds the market demand, the value of Fund shares typically will decline. The Fund's yield will also fluctuate over time. Each Fund invests a significant portion of assets in obligations of issuers located in a single state and is sensitive to factors affecting that state, such as changes in the economy, decreases in tax collection or the tax base, legislation which limits taxes and changes in issuer credit ratings.

Because obligations rated BBB or Baa and obligations rated below BBB or Baa (so-called "junk bonds") are more sensitive to the financial soundness of their issuers than higher quality obligations, Fund shares may fluctuate more in value than shares of a fund investing solely in higher quality obligations. Obligations rated BBB or Baa have speculative characteristics, while lower rated obligations are predominantly speculative. The credit ratings assigned a state's general obligations (if any) by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Ratings ("Fitch") are described in the Fund-specific summaries that follow this page.

A Fund's use of derivatives may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or interest rate movements. Inverse floaters are volatile and involve leverage risk. Bonds that do not make regular interest payments may experience greater volatility in response to interest rate changes. When-issued securities are subject to the risk that when delivered to the Fund they will be worth less than the price the Fund agreed to pay for them. Municipal leases often require a legislative appropriation of funds for payment. If the necessary appropriation is not made, the issuer of the lease may not be able to meet its obligations.

As a non-diversified fund, a Fund may invest a larger portion of its assets in the obligations of a limited number of issuers than may a diversified fund. This makes a Fund more susceptible to adverse economic, business or other developments affecting such issuers. A Fund may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).

No Fund is a complete investment program and you may lose money by investing in a Fund. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                       Eaton Vance Alabama Municipals Fund

The Alabama Fund's investment objective is to provide current income exempt from regular federal income tax and Alabama state personal income taxes. Alabama general obligations currently are rated Aa3, AA and AA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Alabama Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change from year to year.


-8.07%   17.18%   2.95%   8.21%   3.92%   -5.84%   12.45%   3.35%   7.30%  4.84%
--------------------------------------------------------------------------------
 1994     1995    1996    1997    1998     1999     2000    2001    2002   2003


During the ten years ended December 31, 2003, the Fund's highest quarterly total return was 8.07% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.33% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to September 30, 2004) was 1.26%. For the 30 days ended August 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.25%) for Class A shares were 3.63% and 5.88%, respectively, and for Class B shares were 3.05% and 4.94%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                        One      Five       Ten
 Average Annual Total Return as of December 31, 2003    Year     Years     Years
--------------------------------------------------------------------------------
 Class A Return Before Taxes                            0.69%    4.02%     4.52%
 Class B Return Before Taxes                           -0.16%    3.90%     4.38%
 Class B Return After Taxes on Distributions           -0.16%    3.90%     4.37%
 Class B Return After Taxes on Distributions and the
  Sale of Class B Shares                                1.32%    3.93%     4.36%
 Lehman Brothers Municipal Bond Index (reflects
  no deduction for fees, expenses or taxes)             5.31%    5.83%     6.03%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      Eaton Vance Arkansas Municipals Fund

The Arkansas Fund's investment objective is to provide current income exempt from regular federal income tax and Arkansas state personal income taxes. Arkansas general obligations currently are rated Aa2 and AA by Moody's and S&P. Fitch does not currently rate Arkansas general obligations.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Arkansas Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


-8.34%   17.67%   1.75%   8.00%   4.46%   -4.25%   10.68%   3.84%   7.29%  5.30%
--------------------------------------------------------------------------------
 1994     1995    1996    1997    1998     1999     2000    2001    2002   2003


During the ten years ended December 31, 2003, the Fund's highest quarterly total return was 8.10% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.47% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to September 30, 2004) was 1.19%. For the 30 days ended August 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 39.69%) for Class A shares were 4.06% and 6.73%, respectively, and for Class B shares were 3.51% and 5.82%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                        One      Five       Ten
 Average Annual Total Return as of December 31, 2003    Year     Years     Years
--------------------------------------------------------------------------------
 Class A Return Before Taxes                            1.01%    4.22%     4.63%
 Class B Return Before Taxes                            0.30%    4.11%     4.41%
 Class B Return After Taxes on Distributions            0.30%    4.10%     4.40%
 Class B Return After Taxes on Distributions and the
  Sale of Class B Shares                                1.67%    4.12%     4.39%
 Lehman Brothers Municipal Bond Index (reflects no
  deduction for fees, expenses or taxes)                5.31%    5.83%     6.03%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Class A performance shown above for the period prior to February 9, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                       Eaton Vance Georgia Municipals Fund


The Georgia Fund's investment objective is to provide current income exempt from regular federal income tax and Georgia state personal income taxes. Georgia general obligations currently are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Georgia Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


-9.57%   16.38%   2.86%   8.24%   4.25%   -7.28%   12.83%   2.76%   8.19%  5.91%
--------------------------------------------------------------------------------
 1994     1995    1996    1997    1998     1999     2000    2001    2002   2003


During the ten years ended December 31, 2003, the Fund's highest quarterly total return was 7.57% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.10% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to September 30, 2004) was 2.07%. For the 30 days ended August 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.90%) for Class A shares were 4.36% and 7.14%, respectively, and for Class B shares were 3.88% and 6.35%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                        One      Five       Ten
 Average Annual Total Return as of December 31, 2003    Year     Years     Years
--------------------------------------------------------------------------------
 Class A Return Before Taxes                            1.76%    4.05%     4.28%
 Class B Return Before Taxes                            0.91%    3.92%     4.17%
 Class B Return After Taxes on Distributions            0.90%    3.90%     4.16%
 Class B Return After Taxes on Distributions and the
  Sale of Class B Shares                                2.08%    3.95%     4.18%
 Lehman Brothers Municipal Bond Index (reflects no
  deduction for fees, expenses or taxes)                5.31%    5.83%     6.03%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      Eaton Vance Kentucky Municipals Fund

The Kentucky Fund's investment objective is to provide current income exempt from regular federal income tax and Kentucky state personal income taxes in the form of an investment exempt from the Kentucky intangibles tax. There are currently no Kentucky general obligations outstanding.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Kentucky Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


-9.29%   17.96%   2.42%   8.89%   4.41%   -3.91%   8.37%   2.29%   7.52%   4.58%
--------------------------------------------------------------------------------
 1994     1995    1996    1997    1998     1999    2000    2001    2002    2003


During the ten years ended December 31, 2003, the Fund's highest quarterly total return was 8.21% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.52% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to September 30, 2004) was 1.18%. For the 30 days ended August 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.90%) for Class A shares were 3.42% and 5.60%, respectively, and for Class B shares were 2.84% and 4.65%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                        One      Five       Ten
 Average Annual Total Return as of December 31, 2003    Year     Years     Years
--------------------------------------------------------------------------------
 Class A Return Before Taxes                            0.32%    3.42%     4.17%
 Class B Return Before Taxes                           -0.42%    3.34%     4.08%
 Class B Return After Taxes on Distributions           -0.43%    3.29%     4.06%
 Class B Return After Taxes on Distributions and the
  Sale of Class B Shares                                1.14%    3.42%     4.10%
 Lehman Brothers Municipal Bond Index (reflects no
  deduction for fees, expenses or taxes)                5.31%    5.83%     6.03%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      Eaton Vance Louisiana Municipals Fund

The Louisiana Fund's investment objective is to provide current income exempt from regular federal income tax and Louisiana state individual and corporate income taxes. Louisiana general obligations currently are rated A1, A+ and A+ by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Louisiana Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


-10.28%  16.41%   3.14%   8.28%   4.53%   -7.73%  13.85%   3.18%   8.03%   4.77%
--------------------------------------------------------------------------------
  1994    1995    1996    1997    1998     1999    2000    2001    2002    2003


During the ten years ended December 31, 2003, the Fund's highest quarterly total return was 8.07% for the quarter ended March 31, 1995, and its lowest quarterly total return was -8.62% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to September 30, 2004) was 2.51%. For the 30 days ended August 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.90%) for Class A shares were 4.44% and 7.27%, respectively, and for Class B shares were 3.91% and 6.40%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                        One      Five      Ten
 Average Annual Total Return as of December 31, 2003    Year     Years     Years
--------------------------------------------------------------------------------
 Class A Return Before Taxes                            0.49%    3.93%     4.56%
 Class B Return Before Taxes                           -0.23%    3.83%     4.11%
 Class B Return After Taxes on Distributions           -0.23%    3.80%     4.09%
 Class B Return After Taxes on Distributions and the
  Sale of Class B Shares                                1.27%    3.84%     4.12%
 Lehman Brothers Municipal Bond Index (reflects no
  deduction for fees, expenses or taxes)                5.31%    5.83%     6.03%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Class A performance shown above for the period prior to February 14, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      Eaton Vance Maryland Municipals Fund

The Maryland Fund's investment objective is to provide current income exempt from regular federal income tax and Maryland state and local income taxes. Maryland general obligations currently are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Maryland Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


-9.86%   18.87%   2.79%   8.59%   2.59%  -6.49%   10.88%   4.36%   7.24%   4.07%
--------------------------------------------------------------------------------
 1994     1995    1996    1997    1998    1999     2000    2001    2002    2003


During the ten years ended December 31, 2003, the Fund's highest quarterly total return was 8.67% for the quarter ended March 31, 1995, and its lowest quarterly total return was -8.20% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to September 30, 2004) was 0.78%. For the 30 days ended August 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.09%) for Class A shares were 4.61% and 7.45%, respectively, and for Class B shares were 3.79% and 6.12%, respectively. A lower tax ate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                        One      Five      Ten
Average Annual Total Return as of December 31, 2003     Year     Years     Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                            -0.17%    3.63%     4.19%
Class B Return Before Taxes                            -0.92%    3.51%     4.01%
Class B Return After Taxes on Distributions            -0.99%    3.45%     3.98%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                 0.85%    3.53%     4.01%
Lehman Brothers Municipal Bond Index (reflects no
 deduction for fees, expenses or taxes)                 5.31%    5.83%     6.03%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      Eaton Vance Missouri Municipals Fund

The Missouri Fund's investment objective is to provide current income exempt from regular federal income tax and Missouri state personal income taxes. Missouri general obligations currently are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Missouri Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


-9.34%   19.41%   2.77%   9.14%   5.07%  -6.51%   11.20%   4.90%   7.62%   4.58%
--------------------------------------------------------------------------------
 1994     1995    1996    1997    1998    1999     2000    2001    2002    2003


During the ten years ended December 31, 2003, the Fund's highest quarterly total return was 8.55% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.71% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to September 30, 2004) was 3.15%. For the 30 days ended August 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.90%) for Class A shares were 4.08% and 6.68%, respectively, and for Class B shares were 3.63% and 5.94%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                        One      Five       Ten
 Average Annual Total Return as of December 31, 2003    Year     Years     Years
--------------------------------------------------------------------------------
 Class A Return Before Taxes                            0.42%    4.01%     4.75%
 Class B Return Before Taxes                           -0.42%    3.85%     4.59%
 Class B Return After Taxes on Distributions           -0.43%    3.83%     4.57%
 Class B Return After Taxes on Distributions and the
  Sale of Class B Shares                                1.28%    3.90%     4.55%
 Lehman Brothers Municipal Bond Index (reflects no
  deduction for fees, expenses or taxes)                5.31%    5.83%     6.03%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                   Eaton Vance North Carolina Municipals Fund

The North Carolina Fund's investment objective is to provide current income exempt from regular federal income tax and North Carolina state personal income taxes. North Carolina general obligations currently are rated Aa1, AAA and AAA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the North Carolina Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


-9.25%  16.69%   2.00%   8.47%   4.89%   -5.69%   11.34%   2.92%   6.76%   4.03%
--------------------------------------------------------------------------------
 1994    1995    1996    1997    1998     1999     2000    2001    2002    2003


During the ten years ended December 31, 2003, the Fund's highest quarterly total return was 7.90% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.10% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to September 30, 2004) was 0.94%. For the 30 days ended August 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 40.36%) for Class A shares were 3.74% and 6.27%, respectively, and for Class B shares were 2.88% and 4.83%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                        One      Five       Ten
 Average Annual Total Return as of December 31, 2003    Year     Years     Years
--------------------------------------------------------------------------------
 Class A Return Before Taxes                           -0.37%    3.49%     4.17%
 Class B Return Before Taxes                           -0.97%    3.38%     3.96%
 Class B Return After Taxes on Distributions           -0.99%    3.33%     3.92%
 Class B Return After Taxes on Distributions and the
  Sale of Class B Shares                                0.74%    3.45%     3.97%
 Lehman Brothers Municipal Bond Index (reflects no
  deduction for fees, expenses or taxes)                5.31%    5.83%     6.03%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                       Eaton Vance Oregon Municipals Fund

The Oregon Fund's investment objective is to provide current income exempt from regular federal income tax and Oregon state personal income taxes. Oregon general obligations currently are rated Aa3, AA- and A+ by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Oregon Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


-9.46%  17.95%   1.67%   7.22%   5.65%   -5.33%   10.69%   3.73%   6.55%   5.83%
--------------------------------------------------------------------------------
 1994    1995    1996    1997    1998     1999     2000    2001    2002    2003


During the ten years ended December 31, 2003, the Fund's highest quarterly total return was 8.41% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.40% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to September 30, 2004) was 0.22%. For the 30 days ended August 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 40.85%) for Class A shares were 4.64% and 7.84%, respectively, and for Class B shares were 4.12% and 6.97%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                        One      Five       Ten
 Average Annual Total Return as of December 31, 2003    Year     Years     Years
--------------------------------------------------------------------------------
 Class A Return Before Taxes                            1.57%    3.97%     4.39%
 Class B Return Before Taxes                            0.83%    3.82%     4.19%
 Class B Return After Taxes on Distributions            0.82%    3.81%     4.18%
 Class B Return After Taxes on Distributions and the
  Sale of Class B Shares                                2.08%    3.88%     4.20%
 Lehman Brothers Municipal Bond Index (reflects no
  deduction for fees, expenses or taxes)                5.31%    5.83%     6.03%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                   Eaton Vance South Carolina Municipals Fund

The South Carolina Fund's investment objective is to provide current income exempt from regular federal income tax and South Carolina state personal income taxes. South Carolina general obligations currently are rated Aaa, AAA and AAA, by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the South Carolina Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


-9.65%  17.30%   2.51%   8.28%   5.11%   -7.26%   10.25%   4.71%   7.31%   5.95%
--------------------------------------------------------------------------------
 1994    1995    1996    1997    1998     1999     2000    2001    2002    2003


During the ten years ended December 31, 2003, the Fund's highest quarterly total return was 7.88% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.79% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to September 30, 2004) was 2.91%. For the 30 days ended August 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 39.55%) for Class A shares were 4.44% and 7.34%, respectively, and for Class B shares were 3.92% and 6.48%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                        One      Five       Ten
 Average Annual Total Return as of December 31, 2003    Year     Years     Years
--------------------------------------------------------------------------------
 Class A Return Before Taxes                            1.68%    3.81%     4.36%
 Class B Return Before Taxes                            0.95%    3.67%     4.18%
 Class B Return After Taxes on Distributions            0.94%    3.66%     4.16%
 Class B Return After Taxes on Distributions and the
  Sale of Class B Shares                                2.15%    3.76%     4.19%
 Lehman Brothers Municipal Bond Index (reflects no
  deduction for fees, expenses or taxes)                5.31%    5.83%     6.03%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Class A performance shown above for the period prior to February 14, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      Eaton Vance Tennessee Municipals Fund

The Tennessee Fund's investment objective is to provide current income exempt from regular federal income tax and Tennessee state personal income taxes. Tennessee's general obligations currently are rated Aa2, AA and AA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Tennessee Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


-9.60%  18.90%   2.62%   8.44%   4.63%   -4.32%   10.81%   3.35%   7.88%   5.37%
--------------------------------------------------------------------------------
 1994    1995    1996    1997    1998     1999     2000    2001    2002    2003

During the ten years ended December 31, 2003, the Fund's highest quarterly total return was 8.58% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.57% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to September 30, 2004) was 1.65%. For the 30 days ended August 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.90%) for Class A shares were 3.64% and 5.96%, respectively, and for Class B shares were 3.08% and 5.04%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                        One      Five       Ten
 Average Annual Total Return as of December 31, 2003    Year     Years     Years
--------------------------------------------------------------------------------
 Class A Return Before Taxes                           0.99%    4.25%      4.66%
 Class B Return Before Taxes                           0.37%    4.15%      4.54%
 Class B Return After Taxes on Distributions           0.37%    4.15%      4.53%
 Class B Return After Taxes on Distributions and the
  Sale of Class B Shares                               1.68%    4.14%      4.50%
 Lehman Brothers Municipal Bond Index (reflects no
  deduction for fees, expenses or taxes)               5.31%    5.83%      6.03%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      Eaton Vance Virginia Municipals Fund

The Virginia Fund's investment objective is to provide current income exempt from regular federal income tax and Virginia state personal income taxes. Virginia general obligations currently are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Virginia Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


-8.87%   18.01%   2.22%   8.07%   4.64%   -5.59%   11.10%   3.98%   6.19%  5.43%
--------------------------------------------------------------------------------
 1994     1995    1996    1997    1998     1999     2000    2001    2002   2003


During the ten years ended December 31, 2003, the Fund's highest quarterly total return was 8.10% for the quarter ended March 31, 1995, and its lowest quarterly total return was -6.51% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to September 30, 2004) was 1.94%. For the 30 days ended August 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.74%) for Class A shares were 4.15% and 6.77%, respectively, and for Class B shares were 3.61% and 5.89%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                        One      Five       Ten
 Average Annual Total Return as of December 31, 2003    Year     Years     Years
--------------------------------------------------------------------------------
 Class A Return Before Taxes                            1.12%    3.85%     4.41%
 Class B Return Before Taxes                            0.43%    3.74%     4.26%
 Class B Return After Taxes on Distributions            0.42%    3.69%     4.23%
 Class B Return After Taxes on Distributions and the
  Sale of Class B Shares                                1.69%    3.76%     4.24%
 Lehman Brothers Municipal Bond Index (reflects no
  deduction for fees, expenses or taxes)                5.31%    5.83%     6.03%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees (fees paid directly from your investment)

                                                             Class A     Class B
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of
 offering price)                                              4.75%       None
Maximum Deferred Sales Charge (Load) (as a percentage
 of the lower of net asset value at time of purchase
 or time of redemption)                                       None        5.00%
Maximum Sales Charge (Load) Imposed on Reinvested
 Distributions                                                None        None
Exchange Fee                                                  None        None


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                         Management      Distribution and        Other      Total Annual Fund
                                            Fees       Service (12b-1) Fees    Expenses*    Operating Expenses
--------------------------------------------------------------------------------------------------------------
Alabama Fund           Class A shares      0.32%               n/a               0.44%            0.76%
                       Class B shares      0.32%              0.95%              0.25%            1.52%
--------------------------------------------------------------------------------------------------------------
Arkansas Fund          Class A shares      0.26%               n/a               0.46%            0.72%
                       Class B shares      0.26%              0.95%              0.26%            1.47%
--------------------------------------------------------------------------------------------------------------
Georgia Fund           Class A shares      0.30%               n/a               0.48%            0.78%
                       Class B shares      0.30%              0.95%              0.28%            1.53%
--------------------------------------------------------------------------------------------------------------
Kentucky Fund          Class A shares      0.33%               n/a               0.45%            0.78%
                       Class B shares      0.33%              0.95%              0.25%            1.53%
--------------------------------------------------------------------------------------------------------------
Louisiana Fund         Class A shares      0.20%               n/a               0.56%            0.76%
                       Class B shares      0.20%              0.95%              0.36%            1.51%
--------------------------------------------------------------------------------------------------------------
Maryland Fund          Class A shares      0.34%               n/a               0.45%            0.79%
                       Class B shares      0.34%              0.95%              0.25%            1.54%
--------------------------------------------------------------------------------------------------------------
Missouri Fund          Class A shares      0.31%               n/a               0.50%            0.81%
                       Class B shares      0.31%              0.95%              0.30%            1.56%
--------------------------------------------------------------------------------------------------------------
North Carolina Fund    Class A shares      0.35%               n/a               0.44%            0.79%
                       Class B shares      0.35%              0.95%              0.24%            1.54%
--------------------------------------------------------------------------------------------------------------
Oregon Fund            Class A shares      0.36%               n/a               0.45%            0.81%
                       Class B shares      0.36%              0.95%              0.25%            1.56%
--------------------------------------------------------------------------------------------------------------
South Carolina Fund    Class A shares      0.30%               n/a               0.45%            0.75%
                       Class B shares      0.30%              0.95%              0.25%            1.50%
--------------------------------------------------------------------------------------------------------------
Tennessee Fund         Class A shares      0.27%               n/a               0.47%            0.74%
                       Class B shares      0.27%              0.95%              0.27%            1.49%
--------------------------------------------------------------------------------------------------------------
Virginia Fund          Class A shares      0.38%               n/a               0.41%            0.79%
                       Class B shares      0.38%              0.95%              0.21%            1.54%

* Other Expenses for Class A include a 0.20% service fee paid pursuant to a Service Plan.

EXAMPLE. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         1 Year    3 Years    5 Years   10 Years
--------------------------------------------------------------------------------
Alabama Fund          Class A shares      $549      $706      $  877     $1,372
                      Class B shares      $655      $880      $1,029     $1,610
--------------------------------------------------------------------------------
Arkansas Fund         Class A shares      $545      $694      $  857     $1,327
                      Class B shares      $650      $865      $1,003     $1,554
--------------------------------------------------------------------------------
Georgia Fund          Class A shares      $551      $712      $  888     $1,395
                      Class B shares      $656      $883      $1,034     $1,621
--------------------------------------------------------------------------------
Kentucky Fund         Class A shares      $551      $712      $  888     $1,395
                      Class B shares      $656      $883      $1,034     $1,621
--------------------------------------------------------------------------------
Louisiana Fund        Class A shares      $549      $706      $  877     $1,372
                      Class B shares      $654      $877      $1,024     $1,599
--------------------------------------------------------------------------------
Maryland Fund         Class A shares      $552      $715      $  893     $1,406
                      Class B shares      $657      $886      $1,039     $1,632
--------------------------------------------------------------------------------
Missouri Fund         Class A shares      $554      $721      $  903     $1,429
                      Class B shares      $659      $893      $1,050     $1,655
--------------------------------------------------------------------------------
North Carolina Fund   Class A shares      $552      $715      $  893     $1,406
                      Class B shares      $657      $886      $1,039     $1,632
--------------------------------------------------------------------------------
Oregon Fund           Class A shares      $554      $721      $  903     $1,429
                      Class B shares      $659      $893      $1,050     $1,655
--------------------------------------------------------------------------------
South Carolina Fund   Class A shares      $548      $703      $  872     $1,361
                      Class B shares      $653      $874      $1,018     $1,588
--------------------------------------------------------------------------------
Tennessee Fund        Class A shares      $547      $700      $  867     $1,350
                      Class B shares      $652      $871      $1,013     $1,576
--------------------------------------------------------------------------------
Virginia Fund         Class A shares      $552      $715      $  893     $1,406
                      Class B shares      $657      $886      $1,039     $1,632

You would pay the following expenses if you did not redeem your shares:

                                         1 Year    3 Years    5 Years   10 Years
--------------------------------------------------------------------------------
Alabama Fund         Class A shares       $549      $706       $877      $1,372
                     Class B shares**     $155      $480       $829      $1,610
--------------------------------------------------------------------------------
Arkansas Fund        Class A shares       $545      $694       $857      $1,327
                     Class B shares**     $150      $465       $803      $1,554
--------------------------------------------------------------------------------
Georgia Fund         Class A shares       $551      $712       $888      $1,395
                     Class B shares**     $156      $483       $834      $1,621
--------------------------------------------------------------------------------
Kentucky Fund        Class A shares       $551      $712       $888      $1,395
                     Class B shares**     $156      $483       $834      $1,621
--------------------------------------------------------------------------------
Louisiana Fund       Class A shares       $549      $706       $877      $1,372
                     Class B shares**     $154      $477       $824      $1,599
--------------------------------------------------------------------------------
Maryland Fund        Class A shares       $552      $715       $893      $1,406
                     Class B shares**     $157      $486       $839      $1,632
--------------------------------------------------------------------------------
Missouri Fund        Class A shares       $554      $721       $903      $1,429
                     Class B shares**     $159      $493       $850      $1,655
--------------------------------------------------------------------------------
North Carolina Fund  Class A shares       $552      $715       $893      $1,406
                     Class B shares**     $157      $486       $839      $1,632
--------------------------------------------------------------------------------
Oregon Fund          Class A shares       $554      $721       $903      $1,429
                     Class B shares**     $159      $493       $850      $1,655
--------------------------------------------------------------------------------
South Carolina Fund  Class A shares       $548      $703       $872      $1,361
                     Class B shares**     $153      $474       $818      $1,588
--------------------------------------------------------------------------------
Tennessee Fund       Class A shares       $547      $700       $867      $1,350
                     Class B shares**     $152      $471       $813      $1,576
--------------------------------------------------------------------------------
Virginia Fund        Class A shares       $552      $715       $893      $1,406
                     Class B shares**     $157      $486       $839      $1,632

** Reflects the expenses of Class A after eight years because Class B shares convert to Class A shares after eight years.

INVESTMENT OBJECTIVES & PRINCIPAL POLICIES AND RISKS

The investment objective of each Fund is to provide current income exempt from regular federal income tax and particular state or local income or other taxes. Each Fund seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations, the interest on which is exempt from regular federal income tax and from the state taxes which, in accordance with the Fund's investment objective, the Fund seeks to avoid. This is a fundamental policy of each Fund which only may be changed with shareholder approval. For purposes of the policy, "net assets" includes any borrowings for investment purposes. Each Fund's investment objective and certain other policies may be changed by the Trustees without shareholder approval. There is no present intention to make any such change and shareholders will receive 60 days notice of any material change in a Fund's investment objective.

At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's, or BBB or higher by either S&P or Fitch) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Municipal obligations rated Baa or BBB have speculative characteristics, while lower quality obligations are predominantly speculative. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower-rated obligations to make principal and interest payments. Lower rated obligations also may be subject to greater price volatility than higher rated obligations. No Fund will invest more than 10% of its net assets in obligations rated below B by Moody's, S&P or Fitch, or in unrated obligations considered to be of comparable quality by the investment adviser.

Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes. Municipal obligations also include municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Certain municipal obligations may be purchased on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase.

The investment adviser's process for selecting securities for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation.

The interest on municipal obligations is (in the opinion of the issuer's counsel) exempt from regular federal income tax. Interest income from certain types of municipal obligations generally will be subject to the federal alternative minimum tax (the "AMT") for individuals. Distributions to corporate investors may also be subject to the AMT. The Funds may not be suitable for investors subject to the AMT.

Although each Fund may invest in securities of any maturity, it is expected that a Fund will normally acquire securities with maturities of ten years or more at the time of investment. Many obligations permit the issuer at its option to "call," or redeem, its securities. As such, the effective maturity of an obligation may be less than ten years as the result of call provisions. The effective maturity of an obligation is its likely redemption date after consideration of any call or redemption features. If an issuer calls securities during a time of declining interest rates, it may not be possible to reinvest the proceeds in securities providing the same investment return as the securities redeemed. The average maturity of a Fund's holdings may vary depending on market conditions.

Under normal conditions, each Fund invests at least 65% of its total assets in obligations issued by its respective state or its political subdivisions, agencies, authorities and instrumentalities. Municipal obligations of issuers in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. Each Fund may also invest in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. Moody's currently rates Puerto Rico general obligations Baa1, while S&P rates them A-. S&P currently rates Guam general obligations B. Obligations issued by the U.S. Virgin Islands are not currently rated.

Each Fund may invest 25% or more of its total assets in municipal obligations in the same sector (such as leases, housing finance, public housing, municipal utilities, hospital and health facilities or industrial development). This may make a Fund more susceptible to adverse economic, political or regulatory occurrences or adverse court decisions affecting a particular sector.

The net asset value will change in response to changes in prevailing interest rates and changes in the value of securities held. The value of securities held will be affected by the credit quality of the issuer of the obligation, and general economic and business conditions that affect the specific economic sector of the issuer. Changes by rating agencies in the rating assigned to an obligation may also affect the value of that obligation.

Each Fund may purchase derivative instruments, which derive their value from another instrument, security or index. For example, a Fund may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline.

Each Fund may also purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. Each Fund may also enter interest rate swaps and forward rate contracts, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument. The use of derivative instruments for both hedging and investment purposes involves a risk of loss or depreciation due to a variety of factors including counterparty risk, unexpected market, interest rate or securities price movements, and tax and regulatory constraints. The use of derivatives is highly specialized and engaging in derivative transactions for purposes other than hedging is speculative. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

Each Fund may invest in zero coupon bonds, which do not require the issuer to make periodic interest payments. The values of these bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Each Fund accrues income on these investments and is required to distribute that income each year. Each Fund may be required to sell securities to obtain cash needed for income distributions.

The limited liquidity of certain securities in which each Fund may invest (including those eligible for resale under Rule 144A of the Securities Act of
1933) could affect their market prices, thereby adversely affecting net asset value and the ability to pay income. The amount of publicly available information about certain municipal obligations may be limited and the investment performance of a Fund may be more dependent on the portfolio manager's analysis than if this were not the case.

Each Fund may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. No Fund will purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

During unusual market conditions, each Fund may temporarily invest up to 50% of its total assets in cash or cash equivalents, which is not consistent with a Fund's investment objective. While temporarily invested, a Fund may not achieve its objective, and interest income from temporary investments may be taxable. Each Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times a Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. Each Fund's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $90 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of each Fund. Under its investment advisory agreement with each Fund, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories.

                                                       Annual          Daily
Category  Daily Net Assets                           Asset Rate     Income Rate
--------------------------------------------------------------------------------
   1      up to $20 million                            0.100%          1.00%
   2      $20 million but less than $40 million        0.200%          2.00%
   3      $40 million but less than $500 million       0.300%          3.00%
   4      $500 million but less than $1 billion        0.275%          2.75%
   5      $1 billion but less than $1.5 billion        0.250%          2.50%
   6      $1.5 billion but less than $2 billion        0.225%          2.25%
   7      $2 billion but less than $3 billion          0.200%          2.00%
   8      $3 billion and over                          0.175%          1.75%

Prior to September 24, 2004, each Fund invested its assets in a separate open-end investment company advised by BMR that had the same objective and policies of the Fund. Each Portfolio paid the same advisory fee as the Fund. For the fiscal year ended August 31, 2004, each Portfolio had net assets and paid the advisory fees stated below.

                         Net Assets on         Advisory Fee as a Percentage
Portfolio               August 31, 2004        of Average Daily Net Assets
--------------------------------------------------------------------------------
Alabama                  $ 60,297,162                     0.32%
Arkansas                 $ 43,554,126                     0.26%
Georgia                  $ 54,264,698                     0.30%
Kentucky                 $ 63,850,517                     0.33%
Louisiana                $ 27,350,471                     0.20%
Maryland                 $ 71,674,791                     0.34%
Missouri                 $ 57,545,627                     0.31%
North Carolina           $ 80,182,500                     0.35%
Oregon                   $ 80,516,778                     0.36%
South Carolina           $ 53,566,758                     0.30%
Tennessee                $ 51,331,015                     0.27%
Virginia                 $107,169,491                     0.38%

William H. Ahern is the  portfolio  manager of the  Alabama  Fund (since June 1,
1997), and the Kentucky Fund (since November 1, 1998). Craig Brandon is the portfolio manager of the Maryland Fund (since September 13, 2004). Cynthia J. Clemson is the portfolio manager of the Missouri Fund and the Tennessee Fund (since they commenced operations) and the Georgia Fund (since January 1, 1996). Thomas J. Fetter is the portfolio manager of the South Carolina Fund (since January 1, 1996). Robert B. MacIntosh is the portfolio manager of the Louisiana Fund (since January 1, 1996) and the Virginia Fund (since January 17, 2000). Thomas M. Metzold and William H. Ahern are the co-portfolio managers of the Arkansas Fund (since January 17, 2000 for Mr. Metzold and since September 3, 2004 for Mr. Ahern), the North Carolina Fund (since March 1, 2004 for Mr. Metzold and since September 3, 2004 for Mr. Ahern) and the Oregon Fund (since November 1, 1996 for Mr. Metzold and since September 3, 2004 for Mr. Ahern). Each portfolio manager also manages other Eaton Vance portfolios, and Mr. Ahern, Ms. Clemson, Mr. Fetter, Mr. MacIntosh and Mr. Metzold have been Eaton Vance portfolio managers for more than 5 years, and are Vice Presidents of Eaton Vance and BMR. Mr. Brandon was appointed portfolio manager in 2004 and has been a municipal credit analyst at Eaton Vance for more than five years. He has been a Vice President of Eaton Vance and BMR since November, 2001.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds.

ORGANIZATION. Each Fund is a series of Eaton Vance Municipals Trust (the "Trust"), a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in a Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

Prior to September 24, 2004, each Fund invested its assets in another open-end investment company (a "Portfolio"). Each Fund's investment policies include a fundamental investment provision allowing the Fund to invest its assets in one or more open-end investment companies having substantially the same investment objective, policies and restrictions as the Fund. Any such company or companies would be advised by the Fund's investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. Each Fund may initiate investments in one or more investment companies at any time without shareholder approval.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this risk in approving the use of a combined prospectus.

VALUING SHARES

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from the value of Fund holdings. When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

The Trustees of the Trust have adopted procedures for valuing Fund investments and have delegated to the investment adviser the daily valuation of the Funds. Municipal obligations owned by the Funds are normally valued on the basis of valuations furnished by a pricing service. The pricing service considers various factors relating to bonds and market transactions to determine value. In certain situations, the investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. The investment adviser expects to use fair value pricing for municipal obligations under limited circumstances, such as when an obligation is not priced by the pricing service or is in default. Eaton Vance has established a Valuation Committee that oversees the valuation of Fund investments.

PURCHASING SHARES

HOW TO PURCHASE SHARES. You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000. A Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day's net asset value.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans and for persons affiliated with Eaton Vance and its service providers.

If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused.

RESTRICTIONS ON EXCESSIVE TRADING AND MARKET TIMING. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund's shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund's shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain municipal obligations) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as "price arbitrage"). Each Fund has procedures authorizing the investment adviser to use the fair value of a security if market prices are unavailable or deemed unreliable (see "Valuing
Shares"). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder's ability to engage in price arbitrage to the detriment of the Funds.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that it believes is likley to be detrimental to the Fund. Each Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. No Eaton Vance fund has any arrangement to permit market timing.

The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds' market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Funds to accounts under their control.

CHOOSING A SHARE CLASS. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

     *    how long you  expect  to own your  shares;
     *    how much you  intend  to invest;
     * the sales charge and total operating expenses associated with owning each class; and
     * whether you qualify for a reduction or waiver of any applicable sales charges (see "Reducing or Eliminating Class A Sales Charges" under "Sales Charges" below).

Each investor's considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

     Class A shares are offered at net asset value plus a front-end sales charge of up to 4.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $25,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in "Reducing or Eliminating Class A Sales Charges" under "Sales Charges" below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay service fees equal to 0.20% annually of average daily net assets. Returns on Class A shares are generally higher than returns on Class B shares because Class A has lower annual expenses than that class.

     Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or "CDSC". The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in "Contingent Deferred Sales Charge" under "Sales Charges" below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See "CDSC Waivers" under "Sales Charges" below. Class B shares pay distribution fees and service fees equal to 0.95% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Class B shares will automatically convert to Class A shares after eight years. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

Payments to Investment Dealers. In connection with sales of Fund shares, an investment dealer may receive commissions and other amounts that are paid from various sources. For instance, your investment dealer may receive sales charges and Fund distribution and/or service fees as described below. In addition, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance Funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance Funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain "street name" or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance Funds and are compensated for such services by the Funds. As used in this prospectus, the term "investment dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

SALES CHARGES

CLASS A FRONT-END SALES CHARGE. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                       Sales Charge*         Sales Charge*        Dealer Commission
                                      as Percentage of    as Percentage of Net    as Percentage of
 Amount of Purchase                    Offering Price       Amount Invested         Offering Price
---------------------------------------------------------------------------------------------------
 Less than $25,000                         4.75%                 4.99%                   4.50%
 $25,000 but less than $100,000            4.50%                 4.71%                   4.25%
 $100,000 but less than $250,000           3.75%                 3.90%                   3.50%
 $250,000 but less than $500,000           3.00%                 3.09%                   2.75%
 $500,000 but less than $1,000,000         2.00%                 2.04%                   2.00%
 $1,000,000 or more                        0.00**                0.00**                  1.00%

* Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

** No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.


The principal underwriter will pay an upfront commission of 1.00% to investment dealers on sales of $1 million or more. For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay investment dealers this 1.00% commission monthly in arrears. The rate will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 18 months after the investment is made.

REDUCING OR ELIMINATING CLASS A SALES CHARGES. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

     Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $25,000 or more. Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of the Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in trust or fiduciary accounts (including retirement accounts) or omnibus or "street name" accounts. You may be required to provide documentation to establish your ownership  of shares  included  under the  right of  accumulation  (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

     Under a statement of intention, purchases of $25,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See "Shareholder Account Features" for details.

CONTINGENT DEFERRED SALES CHARGE. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Class B shares are subject to the following CDSC schedule:

 Year of Redemption After Purchase       CDSC
-------------------------------------------------
 First or Second                          5%
 Third                                    4%
 Fourth                                   3%
 Fifth                                    2%
 Sixth                                    1%
 Seventh or following                     0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

The sales commission payable to investment dealers in connection with sales of Class B shares is described under "Distribution and Service Fees" below.

CDSC WAIVERS. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features"). The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

CONVERSION FEATURE.  After eight years, Class B shares automatically  convert to
Class  A  shares.   Class  B  shares  acquired   through  the   reinvestment  of
distributions convert in proportion to shares not so acquired.

More information about sales charges is available on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

DISTRIBUTION AND SERVICE FEES. Class B shares have in effect a plan under Rule 12b-1 that allows each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B shares (except exchange transactions and reinvestments) in an amount equal to 4% of the purchase price of the shares.

Both Classes pay service fees for personal and/or account services equal to 0.20% of average daily net assets annually. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers. Although there is no present intention to do so, each Class could pay service fees of up to 0.25% annually upon Trustee approval. Distribution and service fees are subject to the limitations contained in the sales charge rule of the National Association of Securities Dealers, Inc.

REDEEMING SHARES

You can redeem shares in any of the following ways:

By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone             You can redeem  up to $100,000  per account  (which may
                         include shares of one or more Eaton Vance funds) by calling the transfer agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m. (eastern time).
                         Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

Through an               Your investment dealer  is responsible for transmitting
Investment Dealer        the order promptly.  An investment dealer may  charge a
                         fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

     *    Full Reinvest Option      Dividends  and capital gains are  reinvested
                                    in additional shares. This option will be assigned if you do not specify an option.

     *    Partial Reinvest Option   Dividends are paid in cash and capital gains
                                    are reinvested in additional shares.

     *    Cash Option               Dividends  and  capital gains  are  paid  in
                                    cash.

     *    Exchange Option           Dividends   and/or    capital   gains    are
                                    reinvested in additional shares of any class
                                    of another  Eaton Vance fund  chosen by you,
                                    subject   to   the   terms  of  that  fund's
                                    prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

INFORMATION ABOUT THE FUNDS. From time to time, you may be mailed the following:

     * Semiannual and Annual Reports, containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.

     * Periodic account statements, showing recent activity and total share balance.

     * Form 1099 and tax information needed to prepare your income tax returns.

     *    Proxy materials, in the event a shareholder vote is required.

     *    Special notices about significant events affecting your Fund.

Each Fund will file with the Securities and Exchange Commission ("SEC") a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund's annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC's website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information is filed with the SEC or posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of each calendar quarter end on the Eaton Vance website approximately ten business days after quarter-end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

WITHDRAWAL PLAN. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

EXCHANGE PRIVILEGE. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund, or in the case of Class B shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. As described under "Purchasing Shares", the exchange privilege may be terminated for market timing accounts or for other reasons.



REINVESTMENT PRIVILEGE. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of a Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

TELEPHONE AND ELECTRONIC TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

PROCEDURES FOR OPENING NEW ACCOUNTS. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122, or write to the transfer agent (see back cover for address).

TAX INFORMATION

Each Fund declares dividends daily and ordinarily pays distributions monthly. Different Classes of a Fund will distribute different dividend amounts. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. For tax purposes, the entire monthly distribution of the Fund's daily dividends ordinarily will constitute tax-exempt income to you. Distributions of any net realized gains will be made once each year (usually in December). A Fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. In addition, the exemption of "exempt-interest dividend" income from regular federal income taxation does not necessarily result in similar exemptions from such income under the state or local tax laws. Distributions of any taxable income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Distributions of interest on certain municipal obligations are a tax preference item under the AMT provisions applicable to individuals and corporations, and all tax-exempt distributions may affect a corporation's AMT liability. Each Fund's distributions will be treated as described above for federal income tax purposes whether they are paid in cash or reinvested in additional shares. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders, particularly corporations, recipients of social security or railroad retirement benefits and those subject to alternative minimum tax, should consult with their advisers concerning the applicability of state, local and other taxes to an investment. Additional information about state taxes is provided below.

ALABAMA TAXES. In the opinion of special tax counsel to the Alabama Fund, under existing Alabama law, as long as the Alabama Fund qualifies as a separate "regulated investment company" under the Code, and provided that the Alabama Fund is invested in obligations the interest on which would be exempt from Alabama personal income taxes if held directly by an individual shareholder (such as obligations of Alabama or its political subdivisions, of the United

States or of certain territories or possessions of the United States), dividends received by shareholders from the Alabama Fund that represent interest received by the Alabama Fund on such obligations will be exempt from Alabama personal income taxes. To the extent that distributions by the Alabama Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Alabama personal income tax. Capital gains or losses realized from a redemption, sale or exchange of shares of the Alabama Fund by an Alabama resident will be taken into account for Alabama personal income tax purposes.

ARKANSAS TAXES. In the opinion of special tax counsel to the Arkansas Fund, under Arkansas law, as long as the Arkansas Fund qualifies as a separate "regulated investment company" under the Code, and provided the Arkansas Fund is invested in obligations the interest on which would be exempt from Arkansas personal income taxes if held directly by an individual shareholder (such as obligations of Arkansas or its political subdivisions, of the United States or of certain territories or possessions of the United States), dividends received from the Arkansas Fund that represent interest received by the Arkansas Fund on such obligations will be exempt from Arkansas personal income taxes. To the extent that distributions by the Arkansas Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Arkansas personal income tax. The opinion addresses the tax consequences when the Arkansas Fund invests directly in these obligations. The application of these consequences to the Arkansas Fund when investing in interests of another registered investment company was the subject of a favorable opinion from Revenue Counsel for the Arkansas Department of Finance and Administration obtained when the Fund commenced operations.

Capital gains or losses realized from a redemption, sale or exchange of shares of the Arkansas Fund by an Arkansas resident will be taken into account for Arkansas personal income tax purposes.

GEORGIA TAXES. In the opinion of special tax counsel to the Georgia Fund, under existing law, shareholders who are otherwise subject to the Georgia personal or corporate income tax will not be subject to Georgia income tax on distributions with respect to shares of the Georgia Fund to the extent such distributions represent "exempt-interest dividends" for federal income tax purposes that are attributable to interest on obligations issued by or on behalf of the State of Georgia or its political subdivisions, and by the governments of the U.S., Puerto Rico, the U.S. Virgin Islands and Guam to the extent that such obligations are exempt from State income tax pursuant to federal law. Distributions, if any, derived from capital gain or other sources generally will be taxable to shareholders of the Georgia Fund for Georgia income tax purposes. Shareholders who are subject to the Georgia corporate net worth tax, a franchise tax that is based on net worth, will be subject to such tax with respect to ownership of shares of the Georgia Fund and distributions with respect thereto.

KENTUCKY TAXES. In the opinion of special tax counsel to the Kentucky Fund, shareholders of the Kentucky Fund who otherwise are subject to individual or corporate income tax in the Commonwealth of Kentucky are not subject to such taxes on distributions with respect to their shares in the Kentucky Fund to the extent that such distributions are attributable to interest on obligations of the Commonwealth of Kentucky or any of its political subdivisions or taxing authorities, obligations of the United States, or obligations of the government of Puerto Rico, the U.S. Virgin Islands, Guam, the Northern Mariana Islands, or (for obligations issued after October 16, 2004) American Samoa. Capital distributions with respect to shares in the Kentucky Fund are includable in income for Kentucky income tax purposes to the same extent as for federal income tax purposes. To the extent that distributions from the Kentucky Fund are includable in a corporate shareholder's surplus, such distributions are subject to the Kentucky license (franchise) tax. Shares in the Kentucky Fund are not subject to the Kentucky intangible personal property tax.

Many local governments in Kentucky, including Louisville Metro, the Lexington-Fayette Urban County Government, Bowling Green and Covington, impose taxes on the net profits of businesses (operating in any form, including sole proprietorships) within the local jurisdiction. Such taxes should not be imposed on income derived from an investment in the Kentucky Fund. However, because of differences in the provisions of the local ordinances, it is not possible to address their specific impact.

LOUISIANA TAXES. In the opinion of special tax counsel to the Louisiana Fund, under existing Louisiana law as long as: (i) the Louisiana Fund qualifies as a separate "regulated investment company" under the Code; and (ii) the Louisiana Fund receives income from obligations, the interest on which would be exempt from Louisiana individual and corporate income taxes if held directly by an individual shareholder (such as obligations of Louisiana or its political subdivisions, of the United States or of certain territories or possessions of the United States), the dividends received from the Louisiana Fund that represent interest received by the Louisiana Fund on such obligations will be exempt from Louisiana individual and corporate income taxes. To the extent that distributions by the Louisiana Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Louisiana individual and corporate income taxes.

Capital gains or losses realized from a redemption, sale or exchange of shares of the Louisiana Fund by a Louisiana resident will be taken into account for Louisiana individual and corporate income tax purposes. Distributions from and investments in the Louisiana Fund by corporate shareholders who are otherwise subject to the Louisiana corporate franchise tax will be included in the capital of such corporations for Louisiana franchise tax purposes.

MARYLAND TAXES. In the opinion of special tax counsel to the Maryland Fund, so long as the Maryland Fund qualifies to be taxed as a regulated investment company in the manner set forth in Section 852(b) of the Code holders of the Maryland Fund who are individuals, estates or trusts and who are otherwise subject to Maryland State and local individual income taxes will not be subject to such taxes on Maryland Fund dividends to the extent that (a) such dividends qualify as exempt-interest dividends of a regulated investment company under
Section 852(b)(5) of the Code, which are attributable to interest on tax-exempt obligations of the State of Maryland or its political subdivisions or authorities, or obligations issued by the government of Puerto Rico, U.S. Virgin Islands or Guam or their authorities ("Maryland tax-exempt obligations"), (b) such dividends are attributable to interest on obligations of the U.S. Government or obligations issued or guaranteed by the U.S. Government and its agencies, instrumentalities and authorities ("U.S. obligations") or (c) such dividends are attributable to gain realized by the Maryland Fund as a result of the sale or exchange of a bond issued by the State of Maryland or a political subdivision thereof. To the extent that distributions of the Maryland Fund are attributable to sources other than the foregoing (such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities), such distributions will not be exempt from Maryland State and local individual income taxes.

Maryland presently includes in Maryland taxable income a portion of certain items of tax preferences as defined in the Code. Interest paid on certain private activity bonds constitutes such a tax preference. Accordingly, up to 50% of any distributions of the Maryland Fund attributable to such private activity bonds (other than private activity bonds issued by the State of Maryland, its political subdivision, or authorities) may not be exempt from Maryland State and local individual income taxes.

Shareholders of the Maryland Fund that are corporations otherwise subject to Maryland corporate income tax will not be subject to such tax on Maryland Fund dividends to the extent that (a) such dividends qualify as exempt-interest dividends under Section 852(b)(5) of the Code which are attributable to Maryland tax-exempt obligations, (b) such dividends are attributable to interest on U.S. obligations or (c) such dividends are attributable to gain realized by the Maryland Fund as a result of the sale or exchange of a bond issued by the State of Maryland or a political subdivision thereof. To the extent that distributions of the Maryland Fund are attributable to sources other than the foregoing (such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities), such distributions will not be exempt from Maryland corporate income tax.

Interest on indebtedness incurred or continued (directly or indirectly) by a shareholder of the Maryland Fund to purchase or carry shares of the Maryland Fund will not be deductible for Maryland State and local individual income tax purposes or corporate income tax purposes to the extent such interest is allocable to exempt-interest dividends. Shares of the Maryland Fund will not be subject to the Maryland personal property tax.

MISSOURI TAXES. In the opinion of special tax counsel to the Missouri Fund, so long as the Missouri Fund qualifies for federal income taxation as a regulated investment company, dividends distributed to individual shareholders of the Missouri Fund will be exempt from the Missouri personal income tax imposed by Chapter 143 of the Missouri Revised Statutes to the extent that such dividends qualify as exempt interest dividends of a regulated investment company under
Section 852(b)(5) of the Code and are derived from interest on obligations of the United States, its authorities, commissions, instrumentalities, possessions or territories to the extent exempt from Missouri income taxes under the laws of the United States (including Puerto Rico, Guam and the U.S. Virgin Islands), or of the State of Missouri or its political subdivisions. Capital gain dividends, as defined in Section 852(b)(3) of the Code, distributable by the Missouri Fund to individual resident shareholders of the Missouri Fund, to the extent includable in federal adjusted gross income, will be subject to Missouri income taxation. Shares in the Missouri Fund are not subject to Missouri personal property taxes.

NORTH CAROLINA TAXES. In the opinion of special tax counsel to the North Carolina Fund, distributions from the North Carolina Fund will not be subject to North Carolina individual, trust, or estate income taxation to the extent that such distributions are either (i) excluded from federal gross income and represent interest the North Carolina Fund receives on obligations of North Carolina or its political subdivisions, nonprofit educational institutions organized or chartered under the laws of North Carolina or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) represent interest the North Carolina Fund receives on direct obligations of the United States. These North Carolina income tax exemptions will be available only if the North Carolina Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable years is invested in state, municipal, or other obligations described in (S)103(a) of the Code. The North Carolina Fund intends to comply with that requirement.

Any capital gains distributed by the North Carolina Fund (except for capital gain attributable to the sale by the North Carolina Fund of an obligation the profit from which is exempt by North Carolina statute) or gains realized by the shareholder from a redemption or sale of shares of the North Carolina Fund will be subject to North Carolina individual, trust, or estate income taxation. Interest on indebtedness incurred (directly or indirectly) by a shareholder of the North Carolina Fund to purchase or carry shares of the North Carolina Fund generally will not be deductible for North Carolina income tax purposes.

The opinion of special tax counsel is based on a ruling of the North Carolina Department of Revenue obtained by counsel on behalf of the North Carolina Fund. That ruling is subject to change.

OREGON TAXES. In the opinion of special tax counsel to the Oregon Fund, so long as the Oregon Fund qualifies to be taxed as a separate "regulated investment company" under the Code, under existing Oregon law holders of the Oregon Fund who are individuals, estates or trusts will not be subject to Oregon personal income tax on Oregon Fund dividends to the extent that such dividends (i) qualify as "exempt-interest dividends" of a regulated investment company under the Code and (ii) are attributable to interest on tax-exempt obligations of the State of Oregon or its political subdivisions or authorities, or obligations issued by the Governments of Puerto Rico, U.S. Virgin Islands or Guam or their authorities ("Oregon tax-exempt obligations").

To the extent that distributions of the Oregon Fund are attributable to certain sources other than interest on Oregon tax-exempt obligations, including all short-term and long-term capital gain and interest on tax-exempt obligations of states other than Oregon and their political subdivisions and authorities, such distributions will not be exempt from Oregon personal income tax for individuals, estates or trusts otherwise subject to Oregon personal income tax. Capital gains or losses realized from a redemption, sale or exchange of shares of the Oregon Fund will be taken into account for Oregon personal income tax purposes.

No portion of distributions from the Oregon Fund will be exempt from the Oregon corporation excise tax, which generally applies to financial corporations "located within" Oregon and other business corporations "doing or authorized to do business within" Oregon. Oregon imposes a corporate income tax on corporations not subject to the Oregon corporation excise tax. Corporations subject to the Oregon corporation income tax should consult their tax advisors regarding distributions from the Oregon Fund. Shares of the Oregon Fund will not be subject to Oregon property tax.

SOUTH CAROLINA TAXES. In the opinion of special tax counsel to the South Carolina Fund, under existing South Carolina law as long as the South Carolina Fund qualifies as a separate "regulated investment company" under the Code, shareholders of the South Carolina Fund will not be required to include in their South Carolina gross income distributions from the South Carolina Fund to the extent such distributions qualify as "exempt-interest dividends" as defined in the Code, which are directly attributable to interest received by the South Carolina Fund on tax-exempt obligations issued by the State of South Carolina or its political subdivisions or the United States. In the event the South Carolina Fund fails to qualify as a separate "regulated investment company," the foregoing exemption may be unavailable or substantially limited. The opinion addresses the tax consequences when the South Carolina Fund invests directly in these obligations. The application of these consequences to the South Carolina Fund when investing in interests of another registered investment company was ruled upon favorably by the South Carolina Tax Commission.

Capital gains distributed by the South Carolina Fund, or gains realized by a shareholder from a redemption or sale of shares of the South Carolina Fund, will be subject to South Carolina income taxes. As intangible personal property, the shares of the South Carolina Fund are exempt from any and all ad valorem taxation in South Carolina.

TENNESSEE TAXES. In the opinion of special tax counsel to the Tennessee Fund, individual shareholders of the Tennessee Fund will not be subject to Tennessee individual income tax on distributions received from the Tennessee Fund to the extent such distributions are attributable to interest the Tennessee Fund receives on (i) bonds or securities of the U.S. Government or any agency or instrumentality thereof, (ii) bonds of the State of Tennessee or any county, municipality or political subdivision thereof, including any agency, board, authority or commission, or (iii) bonds of Puerto Rico, U.S. Virgin Islands or Guam.

The opinion of special tax counsel is based on a ruling of the Tennessee Department of Revenue obtained by counsel on behalf of the Tennessee Fund. That ruling is subject to change. The Tennessee Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income received by the Tennessee Fund on municipal bonds during the preceding year.

On March 16, 1994, the Tennessee Fund received a letter ruling from the Department of Revenue of the State of Tennessee to the effect that distributions of capital gains from the Tennessee Fund attributable to tax-exempt securities are exempt from Tennessee income tax. Tennessee Fund management believes that Eaton Vance is the only mutual fund sponsor that has obtained such a ruling. The ruling is subject to change under certain conditions.

VIRGINIA TAXES. In the opinion of special tax counsel to the Virginia Fund, under existing Virginia law, distributions from the Virginia Fund will not be subject to Virginia individual, trust, estate, or corporate income taxation to the extent that such distributions are either (i) excluded from federal gross income and attributable to interest the Virginia Fund receives on obligations of Virginia, its political subdivisions, or its instrumentalities, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) attributable to interest the Virginia Fund receives on direct obligations of the United States. These Virginia income tax exemptions will be available only if the Virginia Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable year is invested in state, municipal, or other obligations described in (S)103(a) of the Code. The Virginia Fund intends to comply with that requirement. Other distributions from the Virginia Fund, including certain capital gains, generally will not be exempt from Virginia income taxation.

Interest on indebtedness incurred (directly or indirectly) by shareholders to purchase or carry shares of the Virginia Fund generally will not be deductible for Virginia income tax purposes. Neither the Trust nor the Virginia Fund will be subject to any Virginia intangible property tax on any obligations in the Virginia Fund. In addition, shares of the Virginia Fund held for investment purposes will not be subject to any Virginia intangible personal property tax.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand a Fund's financial performance for the past five years. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and each Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                                   ALABAMA FUND
                                                               YEAR ENDED AUGUST 31,
                              ------------------------------------------------------------------------------------------------------
                                  2004(1)              2003          2002(1)(2)            2001(1)            2000(1)
                             -------------------------------------------------------------------------------------------------------
                              CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year            $ 9.720   $10.690    $ 9.920   $10.910    $  9.960  $ 10.960   $ 9.410   $10.350    $ 9.430   $10.370
                              --------  --------   --------  --------   --------- ---------  --------  --------   --------  --------
Income (loss) from operations
Net investment income         $ 0.454   $ 0.423    $ 0.475   $ 0.439    $  0.471  $  0.440   $ 0.479   $ 0.444    $ 0.481   $ 0.449
Net realized and unrealized
 gain (loss)                    0.085     0.080     (0.206)   (0.219)     (0.042)   (0.050)    0.548     0.611     (0.015)   (0.017)
                              --------  --------   --------  --------   --------- ---------  --------  --------   --------  --------
Total income (loss) from
 operations                   $ 0.539   $ 0.503    $ 0.269   $ 0.220    $  0.429  $  0.390   $ 1.027   $ 1.055    $ 0.466   $ 0.432
                              --------  --------   --------  --------   --------- ---------  --------  --------   --------  --------

Less distributions
From net investment income    $(0.459)  $(0.423)   $(0.469)  $(0.440)   $ (0.469) $ (0.440)  $(0.477)  $(0.445)   $(0.486)  $(0.452)
                              --------  --------   --------  --------   --------- ---------  --------  --------   --------  --------
Total distributions           $(0.459)  $(0.423)   $(0.469)  $(0.440)   $ (0.469) $ (0.440)  $(0.477)  $(0.445)   $(0.486   $(0.452)
                              --------  --------   --------  --------   --------- ---------  --------  --------   --------- --------
Net asset value -
 End of year                  $ 9.800   $10.770    $ 9.720   $10.690    $  9.920  $ 10.910   $ 9.960   $10.960    $ 9.410   $10.350
                              --------  --------   --------  --------   --------- ---------  --------  --------   --------  --------
Total Return(3)                  5.61%     4.77%      2.74%     2.02%       4.49%     3.70%    11.22%    10.45%      5.22%     4.38%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)              $40,225   $19,947    $ 9,226   $55,263    $  7,846  $ 56,363   $ 6,256   $57,782    $ 6,198   $59,904
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                    0.76%      1.52%     0.76%     1.51%       0.82%     1.57%     0.83%    1.58%       0.81%     1.62%
  Expenses after custodian
   fee reduction(4)              0.76%      1.52%     0.74%     1.49%       0.81%     1.56%     0.81%    1.56%       0.80%     1.61%
  Net investment income          4.63%      3.88%     4.78%     4.04%       4.83%     4.09%     4.95%    4.20%       5.26%     4.48%
Portfolio Turnover of the
 Portfolio(5)                      23%        23%       10%       10%         25%       25%       14%      14%          8%        8%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.82% to 4.83%; Class B: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.08% to 4.09%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Prior  to  September   24,  2004,   the  Fund  invested  its  assets  in  a
     corresponding Portfolio.

                                                                   ARKANSAS FUND
                                                               YEAR ENDED AUGUST 31,
                              ------------------------------------------------------------------------------------------------------
                                  2004(1)              2003          2002(1)(2)            2001(1)            2000(1)
                             -------------------------------------------------------------------------------------------------------
                              CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                           --------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year            $ 9.730   $10.460    $ 9.980   $10.720    $ 9.960   $10.690    $ 9.520   $10.210    $ 9.510   $10.190
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Income (loss) from operations
Net investment income         $ 0.483   $ 0.443    $ 0.490   $ 0.444    $ 0.486   $ 0.447    $ 0.495   $ 0.453    $ 0.489   $ 0.454
Net realized and unrealized
 gain (loss)                    0.150     0.145     (0.251)   (0.259)     0.023     0.028      0.439     0.472      0.020     0.011
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total income (loss) from
 operations                   $ 0.633   $ 0.588    $ 0.239   $ 0.185    $ 0.509   $ 0.475    $ 0.934   $ 0.925    $ 0.509   $ 0.465
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Less distributions
From net investment income    $(0.483)  $(0.438)   $(0.489)  $(0.445)   $(0.489)  $(0.445)   $(0.494)  $(0.445)   $(0.499)  $(0.445)
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total distributions           $(0.483)  $(0.438)   $(0.489)  $(0.445)   $(0.489)  $(0.445)   $(0.494)  $(0.445)   $(0.499)  $(0.445)
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Net asset value -
 End of year                  $ 9.880   $10.610    $ 9.730   $10.460    $ 9.980   $10.720    $ 9.960   $10.690    $ 9.520   $10.210
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total Return(3)                  6.58%     5.68%      2.42%     1.72%      5.31%     4.60%     10.08%     9.27%      5.62%     4.75%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)              $33,215   $10,354    $ 9,480   $33,975    $ 7,383   $35,711    $ 5,162   $37,059    $ 4,757   $37,340
Ratios (As a percentage of
 average daily net assets):
  Expenses (4)                   0.72%     1.47%      0.73%     1.48%     0.81%      1.56%      0.77%     1.52%      0.84%     1.58%
  Expenses after custodian
   fee reduction(4)              0.72%     1.47%      0.71%     1.46%     0.80%      1.55%      0.75%     1.50%      0.83%     1.57%
  Net investment income          4.86%     4.13%      4.90%     4.17%     4.95%      4.24%      5.11%     4.36%      5.25%     4.56%
Portfolio Turnover of
 the Portfolio(5)                  15%       15%        25%       25%       23%        23%         9%        9%        14%       14%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.94% to 4.95%; Class B: increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.23% to 4.24%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Prior  to  September   24,  2004,   the  Fund  invested  its  assets  in  a
     corresponding Portfolio.

                                                                   GEORGIA FUND
                                                               YEAR ENDED AUGUST 31,
                              ------------------------------------------------------------------------------------------------------
                                  2004(1)              2003          2002(1)(2)            2001(1)            2000(1)
                             -------------------------------------------------------------------------------------------------------
                              CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year            $ 9.260   $ 9.900    $ 9.410   $10.050    $ 9.480   $10.120    $ 9.020   $ 9.630    $ 8.990   $ 9.600
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Income (loss) from operations
Net investment income         $ 0.473   $ 0.435    $ 0.478   $ 0.437    $ 0.485   $ 0.439    $ 0.470   $ 0.429    $ 0.479   $ 0.426
Net realized and unrealized
 gain (loss)                    0.213     0.218     (0.162)   (0.164)    (0.089)   (0.086)     0.463     0.493      0.031     0.039
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total income (loss) from
 operations                   $ 0.686   $ 0.653    $ 0.316   $ 0.273    $ 0.396   $ 0.353    $ 0.933   $ 0.922    $ 0.510   $ 0.465
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Less distributions
From net investment income    $(0.466)  $(0.423)   $(0.466)  $(0.423)   $(0.466)  $(0.423)   $(0.473)  $(0.432)   $(0.480)  $(0.435)
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total distributions           $(0.466)  $(0.423)   $(0.466)  $(0.423)   $(0.466)  $(0.423)   $(0.473)  $(0.432)   $(0.480)  $(0.435)
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Net asset value -
 End of year                  $ 9.480   $10.130    $ 9.260   $ 9.900    $ 9.410   $10.050    $ 9.480   $10.120    $ 9.020   $ 9.630
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total Return(3)                  7.52%     6.69%      3.39%     2.72%      4.38%     3.64%     10.65%     9.82%      6.00%     5.09%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)               $38,229   $15,860   $ 4,234   $49,773    $ 3,425   $52,400    $ 8,441   $55,051    $ 7,614   $55,245
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                     0.78%     1.53%     0.77%     1.52%      0.85%     1.60%      0.80%     1.56%      0.79%     1.58%
  Expenses after custodian
   fee reduction(4)               0.78%     1.53%     0.75%     1.50%      0.84%     1.59%      0.77%     1.53%      0.77%     1.56%
  Net investment income           5.02%     4.27%     5.07%     4.34%      5.24%     4.43%      5.12%     4.38%      5.29%     4.64%
Portfolio Turnover of the
  Portfolio(5)                       3%        3%       16%       16%        18%       18%         8%        8%        13%       13%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 5.23% to 5.24%; Class B: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.42% to 4.43%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Prior  to  September   24,  2004,   the  Fund  invested  its  assets  in  a
     corresponding Portfolio.

                                                                   KENTUCKY FUND
                                                               YEAR ENDED AUGUST 31,
                              ------------------------------------------------------------------------------------------------------
                                  2004(1)              2003          2002(1)(2)            2001(1)            2000(1)
                             -------------------------------------------------------------------------------------------------------
                              CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year            $ 9.240   $ 9.970    $ 9.420   $10.160   $ 9.500    $10.250    $ 9.160   $ 9.870    $ 9.410   $10.120
                              --------  --------   --------  --------  ---------  ---------  --------  --------   --------  --------
Income (loss) from operations
Net investment income         $ 0.442   $ 0.406    $ 0.446   $ 0.408   $ 0.463    $ 0.418    $ 0.446   $ 0.406    $ 0.498   $ 0.451
Net realized and unrealized
 gain (loss)                    0.077     0.081     (0.174)   (0.188)   (0.091)    (0.098)     0.378     0.416     (0.246)   (0.241)
                              --------  --------   --------  --------  ---------  ---------  --------  --------   --------  --------
Total income (loss) from
 operations                   $ 0.519   $ 0.487    $ 0.272   $ 0.220   $ 0.372    $ 0.320    $ 0.824   $ 0.822    $ 0.252   $ 0.210%
                              --------  --------   --------  --------  ---------  ---------  --------  --------   --------  --------
Less distributions
From net investment income    $(0.439)  $(0.397)   $(0.452)  $(0.410)  $(0.452)   $(0.410)   $(0.484)  $(0.442)   $(0.502)  $(0.460)
                              --------  --------   --------  --------  ---------  ---------  --------  --------   --------  --------
Total distributions           $(0.439)  $(0.397)   $(0.452)  $(0.410)  $(0.452)   $(0.410)   $(0.484)  $(0.442)   $(0.502)  $(0.460)
                              --------  --------   --------  --------  ---------  ---------  --------  --------   --------  --------
Net asset value -
 End of year                  $ 9.320   $10.060    $ 9.240   $ 9.970   $ 9.420    $10.160    $ 9.500   $10.250    $ 9.160   $ 9.870
                              --------  --------   --------  --------  ---------  ---------  --------  --------   --------  --------
Total Return(3)                  5.70%     4.96%      2.90%     2.15%     4.09%      3.26%      9.26%     8.56%      2.87%     2.21%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)              $47,288   $16,433    $ 4,248   $63,232   $ 3,103    $66,312    $ 7,645   $72,000    $ 5,858   $75,590
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                    0.78%     1.53%      0.77%     1.52%     0.80%      1.55%      0.85%     1.59%      0.82%     1.62%
  Expenses after custodian
   fee reduction(4)              0.77%     1.52%      0.75%     1.50%     0.79%      1.54%      0.81%     1.55%      0.80%     1.60%
  Net investment income          4.77%     4.00%      4.73%     4.01%     4.97%      4.17%      4.79%     4.08%      5.40%     4.67%
Portfolio Turnover of the
 Portfolio(5)                       3%        3%        10%       10%        5%         5%        15%       15%        11%       11%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 4.95% to 4.97%; Class B: increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 4.15% to 4.17%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Prior  to  September   24,  2004,   the  Fund  invested  its  assets  in  a
     corresponding Portfolio.

                                                                  LOUISIANA FUND
                                                               YEAR ENDED AUGUST 31,
                              ------------------------------------------------------------------------------------------------------
                                  2004(1)              2003          2002(1)(2)            2001(1)            2000(1)
                             -------------------------------------------------------------------------------------------------------
                              CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year            $ 9.610   $10.150    $ 9.790   $10.350    $ 9.810   $10.380    $ 9.240   $ 9.770    $ 9.240   $ 9.760
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Income (loss) from operations
Net investment income         $ 0.485   $ 0.438    $ 0.490   $ 0.441    $ 0.486   $ 0.438    $ 0.463   $ 0.414    $ 0.472   $ 0.424
Net realized and unrealized
 gain (loss)                    0.217     0.233     (0.208)   (0.227)    (0.047)   (0.056)     0.573     0.615      0.001     0.008
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total income (loss) from
 operations                   $ 0.702   $ 0.671    $ 0.282   $ 0.214    $ 0.439   $ 0.382    $ 1.036   $ 1.029    $ 0.473   $ 0.432
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Less distributions
From net investment income    $(0.472)  $(0.421)   $(0.462)  $(0.414)   $(0.459)  $(0.412)   $(0.466)  $(0.419)   $(0.473)  $(0.422)
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total distributions           $(0.472)  $(0.421)   $(0.462)  $(0.414)   $(0.459)  $(0.412)   $(0.466)  $(0.419)   $(0.473)  $(0.422)
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Net asset value -
 End of year                  $ 9.840   $10.400    $ 9.610   $10.150    $ 9.790   $10.350    $ 9.810   $10.380    $ 9.240   $ 9.770
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total Return(3)                  7.44%     6.72%      2.89%     2.05%      4.66%     3.82%     11.51%    10.78%      5.43%     4.66%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)              $17,793   $ 9,444    $ 6,027   $22,312    $ 5,885   $23,393    $ 5,555   $23,584    $ 4,566   $23,779
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                    0.76%     1.51%      0.74%     1.49%      0.80%     1.55%      0.83%     1.59%      0.73%     1.55%
  Expenses after custodian
   fee reduction(4)              0.75%     1.50%      0.72%     1.47%      0.78%     1.53%      0.80%     1.56%      0.69%     1.51%
  Net investment income          4.98%     4.23%      5.00%     4.25%      5.05%     4.30%      4.88%     4.14%      5.28%     4.49%
Portfolio Turnover of the
 Portfolio(5)                       9%        9%        21%       21%        25%       25%        14%       14%        14%       14%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.015, increase net realized and unrealized losses per share by $0.015 and increase the ratio of net investment income to average net assets from 4.90% to 5.05%; Class B: increase net investment income per share by $0.015, increase net realized and unrealized losses per share by $0.015 and increase the ratio of net investment income to average net assets from 4.15% to 4.30%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Prior  to  September   24,  2004,   the  Fund  invested  its  assets  in  a
     corresponding Portfolio.

                                                                   MARYLAND FUND
                                                               YEAR ENDED AUGUST 31,
                              ------------------------------------------------------------------------------------------------------
                                  2004(1)             2003          2002(1)(2)            2001(1)            2000(1)
                             -------------------------------------------------------------------------------------------------------
                              CLASS A   CLASS B   CLASS A   CLASS B   CLASS A     CLASS B     CLASS A   CLASS B   CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year            $ 9.500   $10.360   $ 9.700   $10.580   $ 9.700     $10.580     $ 9.160   $10.000   $ 9.230   $10.080
                              --------  --------  --------  --------  --------    --------    --------  --------  --------  --------
Income (loss) from operations
Net investment income         $ 0.459   $ 0.426   $ 0.454   $ 0.416   $ 0.452     $ 0.419     $ 0.462   $ 0.431   $ 0.445   $ 0.401
Net realized and unrealized
 gain (loss)                    0.022     0.018    (0.203)   (0.222)   (0.003)(3)  (0.007)(3)   0.511     0.546    (0.065)   (0.067)
                              --------  --------  --------  --------  --------    --------    --------  --------   -------  --------
Total income (loss) from
 operations                   $ 0.481   $ 0.444   $ 0.251   $ 0.194   $ 0.449     $ 0.412     $ 0.973   $ 0.977   $ 0.380   $ 0.334
                              --------  --------  --------  --------  --------    --------    --------  --------   -------  --------
Less distributions
From net investment income     $(0.449) $(0.412)  $(0.449)  $(0.412)  $(0.449)    $(0.412)    $(0.433)  $(0.397)  $(0.450)  $(0.414)
From net realized gain         $(0.042) $(0.042)  $(0.002)  $(0.002)  $    --     $    --     $    --   $    --   $    --        --
                              --------  --------  --------  --------  --------    --------    --------  --------   -------  --------
Total distributions            $(0.491) $(0.454)  $(0.451)  $(0.414)   $(0.449)   $(0.412)    $(0.433)  $(0.397)  $(0.450)  $(0.414)
                              --------  --------  --------  --------  --------    --------    --------  --------   -------  --------
Net asset value -
 End of year                   $ 9.490  $10.350   $ 9.500   $10.360    $ 9.700    $10.580     $ 9.700   $10.580   $ 9.160   $10.000
                              --------  --------  --------  --------  --------    --------    --------  --------   -------  --------
Total Return(4)                   5.14%    4.34%     2.58%     1.80%      4.80%      4.02%      10.88%     9.98%     4.35%     3.50%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)               $45,913  $25,455   $ 8,085   $70,431    $10,820    $74,435     $ 6,331   $75,790   $ 3,200   $78,272
Ratios (As a percentage of
 average daily net assets):
  Expenses(5)                     0.79%    1.54%     0.78%     1.53%      0.85%      1.60%       0.83%     1.57%     0.73%     1.60%
  Expenses after custodian
   fee reduction(5)               0.79%    1.54%     0.76%     1.51%      0.83%      1.58%       0.78%     1.52%     0.71%     1.58%
  Net investment income           4.84%    4.05%     4.67%     3.92%      4.73%      4.02%       4.99%     4.21%     4.98%     4.11%
Portfolio Turnover of the
 Portfolio(6)                       12%      12%       28%       28%        25%        25%         18%       18%        9%        9%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%; Class B: increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Per share amount is not in accord with the net realized and unrealized gain
     (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(6)  Prior  to  September   24,  2004,   the  Fund  invested  its  assets  in  a
     corresponding Portfolio.

                                                                   MISSOURI FUND
                                                               YEAR ENDED AUGUST 31,
                              ------------------------------------------------------------------------------------------------------
                                  2004(1)              2003          2002(1)(2)            2001(1)            2000(1)
                             -------------------------------------------------------------------------------------------------------
                              CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
eginning of year              $ 9.890   $10.930    $10.090   $11.140    $10.130   $11.190    $ 9.550   $10.550    $ 9.630   $10.650
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Income (loss) from operations
Net investment income         $ 0.497   $ 0.474    $ 0.510   $ 0.482    $ 0.520   $ 0.494    $ 0.520   $ 0.493    $ 0.520   $ 0.486
Net realized and unrealized
 gain (loss)                    0.232     0.244     (0.192)   (0.201)    (0.043)   (0.053)     0.561     0.622     (0.103)   (0.121)
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total income (loss) from
 operations                   $ 0.729   $ 0.718    $ 0.318   $ 0.281    $ 0.477   $ 0.441    $ 1.081   $ 1.115    $ 0.417   $ 0.365
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Less distributions
From net investment income    $(0.539)  $(0.508)   $(0.518)  $(0.491)   $(0.517)  $(0.491)   $(0.501)  $(0.475)   $(0.497)  $(0.465)
                               --------  --------   --------  --------  --------  --------   --------  --------   --------  --------
Total distributions           $(0.539)  $(0.508)   $(0.518)  $(0.491)   $(0.517)  $(0.491)   $(0.501)  $(0.475)   $(0.497)  $(0.465)
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Net asset value -
 End of year                  $10.080   $11.140    $ 9.890   $10.930    $10.090   $11.140    $10.130   $11.190    $ 9.550   $10.550
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total Return(3)                  7.53%     6.71%      3.18%     2.52%      4.92%     4.09%     11.65%    10.84%      4.60%     3.62%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)              $44,385   $12,903    $ 7,311   $49,870    $ 6,301   $52,305    $ 4,378   $53,027    $ 4,132   $54,531
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                    0.81%     1.56%      0.79%     1.54%      0.80%     1.55%      0.82%     1.57%      0.81%     1.62%
  Expenses after custodian
   fee reduction(4)              0.80%     1.55%      0.77%     1.52%      0.79%     1.54%      0.80%     1.55%      0.80%     1.61%
  Net investment income          4.99%     4.26%      5.06%     4.32%      5.24%     4.50%      5.34%     4.54%      5.54%     4.69%
Portfolio Turnover of the
 Portfolio(5)                      10%       10%        20%       20%         8%        8%         8%        8%         8%        8%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 5.23% to 5.24%; Class B: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.49% to 4.50%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Prior  to  September   24,  2004,   the  Fund  invested  its  assets  in  a
     corresponding Portfolio.

                                                                NORTH CAROLINA FUND
                                                               YEAR ENDED AUGUST 31,
                              ------------------------------------------------------------------------------------------------------
                                  2004(1)              2003          2002(1)(2)            2001(1)            2000(1)
                             -------------------------------------------------------------------------------------------------------
                              CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year            $ 9.320   $10.030    $ 9.600   $10.310    $ 9.670   $10.390    $ 9.260   $ 9.970    $ 9.260   $ 9.960
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Income (loss) from operations
Net investment income         $ 0.436   $ 0.402    $ 0.447   $ 0.405    $ 0.467   $ 0.427    $ 0.477   $ 0.431    $ 0.481   $ 0.449
Net realized and unrealized
 gain (loss)                    0.071     0.062     (0.275)   (0.277)    (0.085)   (0.099)     0.403     0.423      0.003     0.006
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total income (loss) from
 operations                   $ 0.507   $ 0.464    $ 0.172   $ 0.128    $ 0.382   $ 0.328    $ 0.880   $ 0.854    $ 0.484   $ 0.455
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Less distributions
From net investment income    $(0.437)  $(0.394)   $(0.452)  $(0.408)   $(0.452)  $(0.408)   $(0.470)  $(0.434)   $(0.484)  $(0.445)
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total distributions           $(0.437)  $(0.394)   $(0.452)  $(0.408)   $(0.452)  $(0.408)   $(0.470)  $(0.434)   $(0.484)  $(0.445)
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Net asset value -
 End of year                  $ 9.390   $10.100    $ 9.320   $10.030    $ 9.600   $10.310    $ 9.670   $10.390    $ 9.260   $ 9.970
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total Return(3)                  5.52%     4.69%      1.80%     1.23%      4.12%     3.29%      9.77%     8.78%      5.51%     4.79%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)              $61,704   $18,098    $ 9,351   $79,932    $ 9,036   $86,499    $ 7,917   $92,747    $12,696   $97,244
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                    0.79%     1.54%      0.79%     1.54%      0.83%     1.58%      0.84%     1.59%      0.85%     1.57%
  Expenses after custodian
   fee reduction(4)              0.79%     1.54%      0.77%     1.52%      0.83%     1.58%      0.81%     1.56%      0.82%     1.54%
  Net investment income          4.65%     3.93%      4.69%     3.96%      4.93%     4.20%      5.09%     4.26%      5.34%     4.63%
Portfolio Turnover of the
 Portfolio(5)                      19%       19%        21%       21%        21%       21%        28%       28%        17%       17%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.92% to 4.93%; Class B: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.19% to 4.20%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Prior  to  September   24,  2004,   the  Fund  invested  its  assets  in  a
     corresponding Portfolio.

                                                                    OREGON FUND
                                                               YEAR ENDED AUGUST 31,
                              ------------------------------------------------------------------------------------------------------
                                  2004(1)              2003          2002(1)(2)            2001(1)            2000(1)
                             -------------------------------------------------------------------------------------------------------
                              CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year            $ 9.420   $10.300    $ 9.690   $10.600    $ 9.720   $10.630    $ 9.370   $10.250    $ 9.380   $10.260
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Income (loss) from operations
Net investment income         $ 0.497   $ 0.470    $ 0.496   $ 0.466    $ 0.489   $ 0.459    $ 0.484   $ 0.452    $ 0.490   $ 0.452
Net realized and unrealized
 gain (loss)                    0.062     0.068     (0.278)   (0.309)    (0.031)   (0.035)     0.354     0.380     (0.012)   (0.010)
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total income (loss) from
 operations                   $ 0.559   $ 0.538    $ 0.218   $ 0.157    $ 0.458   $ 0.424    $ 0.838   $ 0.832    $ 0.478   $ 0.442
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Less distributions*
From net investment income    $(0.499)  $(0.468)   $(0.488)  $(0.457)   $(0.488)  $(0.454)   $(0.488)  $(0.452)   $(0.488)  $(0.452)
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total distributions           $(0.499)  $(0.468)   $(0.488)  $(0.457)   $(0.488)  $(0.454)   $(0.488)  $(0.452)   $(0.488)  $(0.452)
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Net asset value -
 End of year                  $ 9.480   $10.370    $ 9.420   $10.300    $ 9.690   $10.600    $ 9.720   $10.630    $ 9.370   $10.250
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total Return(3)                  5.98%     5.26%      2.30%     1.49%      4.90%     4.13%      9.20%     8.32%      5.39%    4.52%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)              $55,604   $24,787    $ 9,778   $72,634    $ 7,638   $75,861    $ 5,367   $78,458    $ 3,459   $79,756
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                    0.81%     1.56%      0.80%     1.55%      0.81%     1.56%      0.83%     1.58%      0.75%     1.60%
  Expenses after custodian
   fee reduction(4)              0.80%     1.55%      0.78%     1.53%      0.80%     1.55%      0.82%     1.57%      0.74%     1.59%
  Net investment income          5.19%     4.45%      5.19%     4.45%      5.11%     4.39%      5.09%     4.37%      5.38%     4.56%
Portfolio Turnover of the
 Portfolio(5)                       6%        6%        16%       16%        21%       21%        13%       13%        25%       25%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.003, increase net realized and unrealized losses per share by $0.003 and increase the ratio of net investment income to average net assets from 5.08% to 5.11%; Class B: increase net investment income per share by $0.003, increase net realized and unrealized losses per share by $0.003 and increase the ratio of net investment income to average net assets from 4.36% to 4.39%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Prior  to  September   24,  2004,   the  Fund  invested  its  assets  in  a
     corresponding Portfolio.

                                                                SOUTH CAROLINA FUND
                                                               YEAR ENDED AUGUST 31,
                              ------------------------------------------------------------------------------------------------------
                                  2004(1)              2003          2002(1)(2)            2001(1)            2000(1)
                             -------------------------------------------------------------------------------------------------------
                              CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year            $ 9.450   $10.020    $ 9.660   $10.250    $ 9.710   $10.300    $ 9.200   $ 9.760    $ 9.320   $ 9.900
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Income (loss) from operations
Net investment income         $ 0.508   $ 0.465    $ 0.488   $ 0.441    $ 0.483   $ 0.441    $ 0.483   $ 0.445    $ 0.502   $ 0.446
Net realized and unrealized
 gain (loss)                    0.265     0.283     (0.213)   (0.231)    (0.052)   (0.057)     0.520     0.542     (0.123)   (0.134)
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total income (loss) from
 operations                   $ 0.773   $ 0.748    $ 0.275   $ 0.210    $ 0.431   $ 0.384    $ 1.003   $ 0.987    $ 0.379   $ 0.312
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Less distributions
From net investment income    $(0.513)  $(0.468)   $(0.485)  $(0.440)   $(0.481)  $(0.434)   $(0.493)  $(0.447)   $(0.499)  $(0.452)
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total distributions           $(0.513)  $(0.468)   $(0.485)  $(0.440)   $(0.481)  $(0.434)   $(0.493)  $(0.447)   $(0.499)  $(0.452)
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Net asset value -
 End of year                  $ 9.710   $10.300    $ 9.450   $10.020    $ 9.660   $10.250    $ 9.710   $10.300    $ 9.200   $ 9.760
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total Return(3)                  8.32%     7.58%      2.88%     2.06%      4.61%     3.87%     11.24%    10.39%      4.30%     3.32%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)              $34,601   $18,529    $10,727   $40,459    $ 8,907   $37,935    $ 4,236   $35,378    $ 1,553   $33,452
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                    0.75%     1.50%      0.73%     1.48%      0.80%     1.56%      0.75%     1.49%      0.70%     1.59%
  Expenses after custodian
   fee reduction(4)              0.75%     1.50%      0.71%     1.46%      0.78%     1.54%      0.70%     1.44%      0.68%     1.57%
  Net investment income          5.22%     4.50%      5.06%     4.33%      5.05%     4.35%      5.14%     4.84%      5.54%     4.65%
Portfolio Turnover of the
 Portfolio(5)                      59%       59%        37%       37%        15%       15%        21%       21%        12%       12%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.003, increase net realized and unrealized losses per share by $0.003 and increase the ratio of net investment income to average net assets from 5.02% to 5.05%; Class B: increase net investment income per share by $0.003, increase net realized and unrealized losses per share by $0.003 and increase the ratio of net investment income to average net assets from 4.32% to 4.35%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation./(3) /Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Prior  to  September   24,  2004,   the  Fund  invested  its  assets  in  a
     corresponding Portfolio.

                                                                  TENNESSEE FUND
                                                               YEAR ENDED AUGUST 31,
                              ------------------------------------------------------------------------------------------------------
                                  2004(1)              2003          2002(1)(2)            2001(1)            2000(1)
                             -------------------------------------------------------------------------------------------------------
                              CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning
 of year                      $ 9.790   $10.660    $ 9.910   $10.800    $ 9.920   $10.800    $ 9.480   $10.320    $ 9.460   $10.280
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Income (loss) from operations
Net investment income         $ 0.462   $ 0.429    $ 0.469   $ 0.433    $ 0.479   $ 0.444    $ 0.484   $ 0.451   $ 0.482    $ 0.452
Net realized and unrealized
 gain (loss)                    0.133     0.137     (0.111)   (0.133)    (0.011)   (0.004)     0.434     0.466     0.020      0.023
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total income (loss) from
 operations                   $ 0.595   $ 0.566    $ 0.358   $ 0.300    $ 0.468   $ 0.440    $ 0.918   $ 0.917   $ 0.502    $ 0.475
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Less distributions
From net investment income    $(0.485)  $(0.446)   $(0.478)  $(0.440)   $(0.478)  $(0.440)   $(0.478)  $(0.437)  $(0.482)   $(0.435)
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total distributions           $(0.485)  $(0.446)   $(0.478)  $(0.440)   $(0.478)  $(0.440)   $(0.478)  $(0.437)  $(0.482)   $(0.435)
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Net asset value -
 End of year                  $ 9.900   $10.780    $ 9.790   $10.660    $ 9.910   $10.800    $ 9.920   $10.800   $ 9.480    $10.320)
                              --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
otal Return(3)                   6.17%     5.39%      3.65%     2.79%      4.91%     4.22%      9.94%     9.09%     5.57%      4.82%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)              $39,285   $11,924    $ 9,051   $39,182    $ 6,672   $41,087    $ 4,654   $42,550   $ 3,557    $41,372
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                    0.74%     1.49%      0.74%     1.49%      0.76%     1.51%      0.76%     1.51%     0.83%      1.57%
  Expenses after custodian
   fee reduction(4)              0.73%     1.48%      0.71%     1.46%      0.74%     1.49%      0.72%     1.47%     0.81%      1.55%
  Net investment income          4.69%     3.95%      4.72%     3.99%      4.91%     4.19%      5.03%     4.30%     5.23%      4.50%
Portfolio Turnover of the
 Portfolio(5)                      20%       20%        17%       17%        19%       19%        11%       11%        9%         9%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%; Class B: increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Prior  to  September   24,  2004,   the  Fund  invested  its  assets  in  a
     corresponding Portfolio.

                                                                   VIRGINIA FUND
                                                               YEAR ENDED AUGUST 31,
                              ------------------------------------------------------------------------------------------------------
                                  2004(1)              2003          2002(1)(2)            2001(1)            2000(1)
                             -------------------------------------------------------------------------------------------------------
                              CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A  CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year            $ 9.390   $10.400    $ 9.600   $ 10.630   $ 9.700   $ 10.730   $ 9.220   $ 10.200   $ 9.300  $ 10.290
                              --------  --------   --------  ---------  --------  ---------  --------  ---------  -------- ---------
Income (loss) from operations
Net investment income         $ 0.451   $ 0.426    $ 0.463   $  0.434   $ 0.475   $  0.448   $ 0.464   $  0.435   $ 0.481  $  0.456
Net realized and unrealized
 gain (loss)                    0.202     0.204     (0.217)    (0.240)   (0.119)    (0.124)    0.492      0.545    (0.072)   (0.083)
                              --------  --------   --------  ---------  --------  ---------  --------  ---------  -------- ---------
Total income (loss) from
 operations                   $ 0.653   $ 0.630    $ 0.246   $  0.194   $ 0.356   $  0.324   $ 0.956   $  0.980   $ 0.409  $  0.373
                              --------  --------   --------  ---------  --------  ---------  --------  ---------  -------- ---------
Less distributions
From net investment income    $(0.453)  $(0.420)   $(0.456)  $ (0.424)  $(0.456)  $ (0.424)  $(0.476)  $ (0.450)  $(0.489) $ (0.463)
Total distributions           $(0.453)  $(0.420)   $(0.456)  $ (0.424)  $(0.456)  $ (0.424)  $(0.476)  $ (0.450)  $(0.489) $ (0.463)
                              --------  --------   --------  ---------  --------  ---------  --------  ---------  -------- ---------
Net asset value -
 End of year                  $ 9.590   $10.610    $ 9.390   $ 10.400   $ 9.600   $ 10.630   $ 9.700   $ 10.730   $ 9.220  $ 10.200
                              --------  --------   --------  ---------  --------  ---------  --------  ---------  -------- --------
Total Return(3)                  7.06%     6.15%      2.58%      1.81%     3.82%      3.14%    10.66%      9.86%     4.66%     3.80%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)              $73,924   $32,477    $ 9,477   $103,739   $ 8,357   $110,881   $ 7,164   $114,367   $ 3,632  $111,662
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                    0.79%     1.54%      0.81%      1.56%     0.82%      1.57%     0.84%      1.60%     0.81%     1.60%
  Expenses after custodian
   fee reduction(4)              0.79%     1.54%      0.80%      1.55%     0.82%      1.57%     0.82%      1.58%     0.80%     1.59%
  Net investment income          4.75%     4.00%      4.83%      4.09%     4.99%      4.25%     4.89%      4.19%     5.34%     4.57%
Portfolio Turnover of the
 Portfolio(5)                      14%       14%        20%        20%       33%        33%       39%        39%       23%       23%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.98% to 4.99%; Class B: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.24% to 4.25%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Prior  to  September   24,  2004,   the  Fund  invested  its  assets  in  a
     corresponding Portfolio.

  LOGO



MORE INFORMATION
--------------------------------------------------------------------------------

     ABOUT THE FUNDS: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Fund's investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:


                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com



     You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Shareholder Services (1-800-262-1122). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:

--------------------------------------------------------------------------------
                                    PFPC Inc.
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 1-800-262-1122


The Funds' SEC File No. is 811-4409                                   12MUNI1/1P



113-1/05                                    (C) 2004 Eaton Vance Management

                                                       STATEMENT OF
                                                       ADDITIONAL INFORMATION
                                                       May 2, 2005


                       EATON VANCE ALABAMA MUNICIPALS FUND
                      EATON VANCE ARKANSAS MUNICIPALS FUND
                       EATON VANCE GEORGIA MUNICIPALS FUND
                      EATON VANCE KENTUCKY MUNICIPALS FUND
                      EATON VANCE LOUISIANA MUNICIPALS FUND
                      EATON VANCE MARYLAND MUNICIPALS FUND
                      EATON VANCE MISSOURI MUNICIPALS FUND
                   EATON VANCE NORTH CAROLINA MUNICIPALS FUND
                       EATON VANCE OREGON MUNICIPALS FUND
                   EATON VANCE SOUTH CAROLINA MUNICIPALS FUND
                      EATON VANCE TENNESSEE MUNICIPALS FUND
                      EATON VANCE VIRGINIA MUNICIPALS FUND
                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-262-1122

This Statement of Additional Information ("SAI") provides general information about the Funds. The Funds are non-diversified, open-end management investment companies. Each Fund is a series of Eaton Vance Municipals Trust (the "Trust"). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

                                     Page                                  Page
Strategies and Risks                   2     Purchasing and Redeeming
Investment Restrictions                8      Shares                        21
Management and Organization            9     Sales Charges                  22
Investment Advisory and                      Performance                    24
 Administrative Services              16     Taxes                          26
Other Service Providers               20     Portfolio Securities
Calculation of Net Asset Value        21      Transactions                  28
                                             Financial Statements           31

    Appendix A: Class A Fees, Performance and Ownership                   32
    Appendix B: Class B Fees, Performance and Ownership                   39
    Appendix C: State Specific Information                                45
    Appendix D: Ratings                                                   60
    Appendix E: Eaton Vance Funds Proxy Voting Policies and Procedures    64
    Appendix F: Adviser Proxy Voting Policies                             66

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS DATED MAY 2, 2005, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.


2005 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.

During the fiscal year ended August 31, 2004, each Fund invested all of its assets in a registered open-end management investment company that had the same investment objectives and policies as the Fund (each, a "Portfolio"). On September 24, 2004, each Fund withdrew its pro rata share of the Portfolio's net assets and began investing directly in securities. There were no changes in the Funds' investment objectives or policies as the result of this change in investment structure. Each Fund is expected to pay similar fees and transaction-related expenses as reported herein for its corresponding Portfolio.

                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

MUNICIPAL OBLIGATIONS. Municipal obligations are issued to obtain funds for various public and private purposes. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986 which include "qualified Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, each Fund will rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion.

Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by a Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, a Fund's distributions derived from interest on all municipal obligations (whenever issued) are included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Revenue bonds are generally secured by the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality. Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users. Each Fund may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities.

Such warrants or rights may be held indefinitely, but if exercised, each Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. Each Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by a Fund as a result of any such event, and a Fund may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. Each Fund anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by each Fund. Each Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of a Fund will be affected by such changes.

STATE-SPECIFIC CONCENTRATION. For a discussion of the risks associated with investing in municipal obligations of a particular state's issuers, see "Risks of Concentration" in Appendix C. Each Fund may also invest a total of up to 35% of its net assets in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Accordingly, a Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico, the U.S. Virgin Islands and Guam affecting the issuers of such obligations. Each Fund may also invest to a limited extent in obligations issued by the N. Marianna Territories and American Samoa. Information about some of these conditions and developments is included in Appendix C.

SECTOR CONCENTRATION. Each Fund may invest 25% or more of its total assets in municipal obligations in certain sectors. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. In particular, investments in revenue bonds might involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Industrial development bonds ("IDBs") are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Tobacco bonds are secured by a single source of revenue, installment payments made by tobacco companies stemming from the settlement of lawsuits brought against them by various states. These payments are not generally fixed but rather are tied to the volume of the company's U.S. sales of cigarettes. Tobacco bonds are subject to several risks, including the risk that cigarette consumption declines or that a tobacco company defaults on its obligation to make payments to the state.

In addition, with respect to the airline industry, there are a number of major carriers that are experiencing significant operation problems. These problems include, but are not limited to, bankruptcy filings, competition from low cost carriers, labor and union conflicts, increasing costs associated with terrorism, increasing jet fuel prices and decreasing yields per passenger. United Airlines is currently in bankruptcy, and recent court rulings associated with the bankruptcy have held certain special facility "lease-backed" debt issuances to be loans and not leases, significantly impacting the return potential of "lease-backed" airline bonds if the rulings stand.

CREDIT QUALITY. While municipal obligations rated investment grade or below and comparable unrated municipal obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates.

Municipal obligations held by a Fund which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund's investment policies. A Fund may retain in its portfolio an obligation whose rating drops after its acquisition, including defaulted obligations, if such retention is considered desirable by the investment adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets and holdings rated below B will be less than 10% of net assets. In the event the rating of an obligation held by a Fund is downgraded, causing the Fund to exceed this limitation, the investment adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with each Fund's credit quality limitations. In the case of a defaulted obligation, a Fund may incur additional expense seeking recovery of its investment. See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by a Fund.

When a Fund invests in lower rated or unrated municipal obligations, the achievement of the Fund's goals is more dependent on the investment adviser's ability than would be the case if the Fund were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, the investment adviser may take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The investment adviser may also purchase structured derivative products with greater or lesser credit risk than the underlying bonds. Such bonds may be rated investment grade, as well as below investment grade. For a description of municipal bond ratings, see Appendix D.

MUNICIPAL LEASES. Each Fund may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Certain municipal lease obligations owned by a Fund may be deemed illiquid for the purpose of the Fund's 15% limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the investment adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer. In addition, the investment adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance of the equipment, property or facility covered by the lease or contract to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Fund. In the event a Fund acquires an unrated municipal lease obligation, the investment adviser will be responsible for determining the credit quality of such obligation on an ongoing basis, including an assessment of the likelihood that the lease may or may not be cancelled.

ZERO COUPON BONDS. Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Each Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and each Fund is required to distribute that income for each taxable year. Thus, a Fund may have to sell other investments to obtain cash needed to make income distributions.

WHEN-ISSUED SECURITIES. New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of a Fund's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. Each Fund may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and a Fund to buy such securities on a settlement date that could be several months or several years in the future. Each Fund may also purchase instruments that give the Fund the option to purchase a municipal obligation when and if issued.

Each Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time a Fund enters into the purchase commitment. When a Fund commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by a Fund are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Fund's net asset value than if it solely set aside cash to pay for when-issued securities.

REDEMPTION, DEMAND AND PUT FEATURES AND PUT OPTIONS. Issuers of municipal obligations reserve the right to call (redeem) the bond. If an issuer redeems securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because a Fund may retain the bond if interest rates decline.

LIQUIDITY AND PROTECTIVE PUT OPTIONS. Each Fund may enter into a separate agreement with the seller of the security or some other person granting the Fund the right to put the security to the seller thereof or the other person at an agreed upon price. Each Fund intends to limit this type of transaction to institutions (such as banks or securities dealers) which the investment adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to a Fund or that selling institutions will be willing to permit a Fund to exercise a put to hedge against rising interest rates. A Fund does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may be taxable.

VARIABLE RATE OBLIGATIONS. Each Fund may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. A Fund would anticipate using these bonds as cash equivalents pending longer term investment of its funds.

INVERSE FLOATERS. Each Fund may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond.
Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a portfolio when short-term interest rates rise, and increase the interest paid to a Fund when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.

Under certain circumstances, a Fund may enter into a so-called shortfall and forebearance agreement with the sponsor of an inverse floater held by the Fund. Such agreements commit a Fund to reimburse the sponsor of such inverse floater, upon the termination of the trust issuing the inverse floater, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. Under the standard terms of an inverse floater, a Fund would not be required to make such a reimbursement. If a Fund chooses not to enter into such an agreement, the inverse floater will be terminated and the Fund may incur a loss. Although entering into such an agreement exposes a Fund to the risk that it may have to make a reimbursement of the type described above, the Fund can receive higher interest payments than it would under a typical inverse floater and would be able to defer recognizing a loss on the inverse floater covered by the shortfall and forebearance agreement.

INTEREST RATE SWAPS AND FORWARD RATE CONTRACTS. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. A Fund will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Each Fund may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.

If the other party to an interest rate swap or forward rate contract defaults, a Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund's obligations over its entitlements will be maintained in a segregated account by the Fund's custodian. no Fund will enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the investment adviser. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

ILLIQUID OBLIGATIONS. At times, a substantial portion of a Fund's assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value. Illiquid securities may also include those legally restricted as to resale, and securities eligible for resale pursuant to Rule 144A thereunder. Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

The secondary market for some municipal obligations issued within a state (including issues which are privately placed with a Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. no Fund will own illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which a Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, a Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

SECURITIES LENDING. Each Fund may lend up to 30% of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. Each Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and the investment adviser will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. Distributions of any income realized from securities loans will be taxable as ordinary income.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A change in the level of interest rates may affect the value of the securities held by a Fund (or of securities that a Fund expects to purchase). To hedge against changes in rates or as a substitute for the purchase of securities, a Fund may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by a Fund are traded on exchanges or boards of trade that are licensed and regulated by the CFTC and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. Each Fund may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. Each Fund will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Fund's custodian for the benefit of the futures commission merchant through whom the Fund engages in such futures and options transactions.

Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Fund from closing out positions and limiting its losses.

Each Fund will engage in futures and related options transactions for either hedging or non-hedging purposes. Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Each Fund will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code, for maintaining qualification of a Fund as a regulated investment company for federal income tax purposes.
Each Fund has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore are not subject to registration or regulation as a CPO.

ASSET COVERAGE. To the extent required by SEC guidelines, each Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

TEMPORARY INVESTMENTS. Under unusual market conditions, each Fund may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations. These securities may be subject to federal income, state income and/or other taxes.

PORTFOLIO TURNOVER. Each Fund may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). A Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by a Fund were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to a Fund.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

     (1) Borrow money or issue senior securities except as permitted by the 1940 Act;

     (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

     (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

     (4) Purchase or sell real estate (including limited partnership interests in real estate but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

     (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

     (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company's total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

Notwithstanding the investment policies and restrictions of each Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

The following nonfundamental investment policies been adopted by each Fund. A policy may be changed by the Trustees with respect to a Fund without approval by the Fund's shareholders. Each Fund will not:

     * make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or
          (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

     * invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

No Fund will invest 25% or more of its total assets in any one industry. For purposes of the foregoing policy, securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers. As discussed in the prospectus and this SAI, a Fund may invest more than 25% of its total assets in certain economic sectors, such as revenue bonds, housing, hospitals and other health care facilities, and industrial development bonds. Each Fund reserves the right to invest more than 25% of total assets in each of these sectors.

For purposes of a Fund's investment restrictions and diversification status, the determination of the "issuer" of a municipal obligation will be made by the Fund's investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund to dispose of such security or other asset. However, a Fund must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

                           MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of each Fund (see "Principal Underwriter" under "Other Service Providers").

                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex       Other
                         Position(s) with the   Term of Office and   Principal Occupations(s)       Overseen By   Directorships
Name and Date of Birth          Trust           Length of Service     During Past Five Years        Trustee(1)        Held
----------------------   --------------------   ------------------   ------------------------      -------------  -------------
INTERESTED TRUSTEE

 JAMES B. HAWKES         Vice President and     Since 1985            Chairman, President and          197        Director of EVC
 11/9/41                 Trustee                                      Chief Executive Officer of
                                                                      BMR, Eaton Vance, EVC and
                                                                      EV; Director of EV; Vice
                                                                      President and Director of
                                                                      EVD. Trustee and/or officer
                                                                      of 197 registered investment
                                                                      companies in the Eaton Vance
                                                                      Fund Complex.  Mr. Hawkes is
                                                                      an interested person because
                                                                      of his positions with BMR,
                                                                      Eaton Vance EVC and EV, which
                                                                      are affiliates of the Trust
                                                                      and the Portfolio.

NONINTERESTED TRUSTEES

 BENJAMIN C. ESTY        Trustee                Since 2005            Professor, Harvard University    135        None
 1/2/63                                                               Graduate School of Business
                                                                      Administration (since 2003).
                                                                      Formerly, Associate Professor,
                                                                      Harvard University Graduate
                                                                      School of Business
                                                                      Administration (2000-2003).

 SAMUEL L. HAYES, III    Chairman of the        Trustee of the        Jacob H. Schiff Professor of     197        Director of
 2/23/35                 Board and Trustee      Trust since 1986      Investment Banking Emeritus,                Tiffany & Co.
                                                and Chairman of       Harvard University Graduate                 (specialty
                                                the Board since       School of Business                          retailer) and
                                                2005                  Administration.                             Telect, Inc.
                                                                                                                  (telecommunication
                                                                                                                  services company)

                                       9

                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex       Other
                         Position(s) with the   Term of Office and   Principal Occupations(s)       Overseen By   Directorships
Name and Date of Birth          Trust           Length of Service     During Past Five Years        Trustee(1)        Held
----------------------   --------------------   ------------------   ------------------------      -------------  -------------

 WILLIAM H. PARK         Trustee                Since 2003            President and Chief Executive    197        None
 9/19/47                                                              Officer, Prizm Capital
                                                                      Management, LLC (investment
                                                                      management firm) (since
                                                                      (2002). Executive Vice
                                                                      President and Chief
                                                                      Financial Officer, United
                                                                      Asset Management Corporation
                                                                      (a holding company owning
                                                                      institutional investment
                                                                      management firms)
                                                                      (1982-2001).

 RONALD A. PEARLMAN      Trustee                Since 2003            Professor of Law, Georgetown     197        None
 7/10/40                                                              University Law Center (since
                                                                      1999). Tax Partner, Covington
                                                                      & Burling, Washington, DC
                                                                      (1991-2000).

 NORTON H. REAMER        Trustee                Since 1985            President, Chief Executive       197        None
 9/21/35                                                              Officer and a Director of
                                                                      Asset Management Finance
                                                                      Corp. (a specialty finance
                                                                      company serving the
                                                                      investment management
                                                                      industry) (since October
                                                                      2003). President, Unicorn
                                                                      Corporation (an investment
                                                                      and financial advisory
                                                                      services company) (since
                                                                      September 2000). Formerly,
                                                                      Chairman and Chief Operating
                                                                      Officer, Hellman, Jordan
                                                                      Management Co., Inc. (an
                                                                      investment management
                                                                      company) (2000-2003).
                                                                      Formerly, Advisory Director
                                                                      of Berkshire Capital
                                                                      Corporation (investment
                                                                      banking firm) (2002-2003).
                                                                      Formerly Chairman of the
                                                                      Board, United Asset
                                                                      Management Corporation (a
                                                                      holding company owning
                                                                      institutional investment
                                                                      management firms) and
                                                                      Chairman, President and
                                                                      Director, UAM Funds (mutual
                                                                      funds) (1980-2000).

 LYNN A. STOUT           Trustee                Since 1998            Professor of Law, University     197        None
 9/14/57                                                              of California at Los Angeles
                                                                      School of Law (since July
                                                                      2001). Formerly, Professor of
                                                                      Law, Georgetown University
                                                                      Law Center.

 RALPH F. VERNI          Trustee                Since 2005            Consultant and private           135       Director of W.P.
 1/26/43                                                              investor (since 2000). Formerly            Carey & Company LLC
                                                                      President and Chief Executive              (manager of real
                                                                      Officer, Redwood Investment                estate investment
                                                                      Systems, Inc. (software                    trusts)
                                                                      developer (2000).  Formerly,
                                                                      President and Chief Executive
                                                                      Officer, State Street Research
                                                                      & Management (investment
                                                                      adviser), SSRM Holdings (parent
                                                                      of State Street Research &
                                                                      Management), and SSR Realty
                                                                      (institutional realty manager)
                                                                      (1992-2000).

(1)  Includes both master and feeder funds in a master-feeder structure.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                         Position(s) with the   Term of Office and
Name and Date of Birth           Trust          Length of Service    Principal Occupations(s) During Past Five Years
----------------------   --------------------   ------------------   -----------------------------------------------
THOMAS J. FETTER         President              Since 1993           Vice President of Eaton Vance and BMR. Officer of 124
8/20/43                                                              registered investment companies managed by Eaton Vance or BMR.

WILLIAM H. AHERN, JR.    Vice President         Since 2004           Vice President of Eaton Vance and BMR. Officer of 78 registered
7/28/59                                                              investment companies managed by Eaton Vance or BMR.

CRAIG R. BRANDON         Vice President         Since 2004           Vice President of Eaton Vance and BMR. Officer of 44 registered
12/21/66                                                              investment companies managed by Eaton Vance or BMR.

CYNTHIA J. CLEMSON       Vice President         Since 2004           Vice President of Eaton Vance and BMR. Officer of 107
3/2/63                                                               registered investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH      Vice President         Since 1993          Vice President of Eaton Vance and BMR. Officer of 124
1/22/57                                                             registered investment companies managed by Eaton Vance or BMR.

THOMAS M.METZOLD         Vice President         Since 2004           Vice President of Eaton Vance and BMR. Officer of 49 registered
8/3/58                                                              investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER           Secretary              Since 1997           Vice President, Secretary and Chief Legal Officer of BMR, Eaton
10/10/40                                                             Vance, EVD, EV and EVC. Officer of 197 registered investment companies managed by Eaton Vance or BMR.

                                       10

                         Position(s) with the   Term of Office and
Name and Date of Birth           Trust          Length of Service    Principal Occupations(s) During Past Five Years
----------------------   --------------------   ------------------   -----------------------------------------------

JAMES L. O'CONNOR        Treasurer              Since 1989           Vice President of Eaton Vance, BMR and EVD. Officer of 121
4/1/45                                                               registered investment companies managed by Eaton Vance or BMR.

PAUL M. O'NEIL           Chief Compliance       Since 2004           Vice President of Eaton Vance and BMR. Officer of 197
7/11/53                  Officer                                     registered investment companies managed by Eaton Vance or BMR.

The Board of Trustees of the Trust have several standing Committees, including the Governance Committee, the Audit Committee and the Special Committee. The Governance, the Audit and the Special Committees are each comprised of only noninterested Trustees. The former Contract Review Subcommittee of the Special Committee was comprised of only noninterested Trustees.

Messrs. Hayes, Park, Pearlman, Reamer and Ms. Stout are members of the Governance Committee of the Board of Trustees of the Trust and the Portfolio. Ms. Stout currently serves as chairperson of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended August 31, 2004, the Governance Committee convened five times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Reamer (Chairman), Hayes, Park, Verni and Ms. Stout are members of the Audit Committee of the Board of Trustees of the Trust. The Board of Trustees has designated Messrs. Hayes, Park and Reamer, each a noninterested Trustee, as audit committee financial experts. The Audit Committee's purposes are to (i) oversee each Fund's accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund's financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund's compliance with legal and regulatory requirements that relate to each Fund's accounting and financial reporting, internal control over financial reporting and independent audits;
(iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of Rule 306 of Regulation S-K for inclusion in the proxy statement of a Fund. During the fiscal year ended August 31, 2004, the Audit Committee convened four times.

Messrs. Hayes (Chairman), Esty, Park, Pearlman and Reamer and Ms. Stout are currently members of the Special Committee of the Board of Trustees of the Trust. Prior to February 9, 2004, the Special Committee's members were Messrs. Hayes (Chairman), Park, Pearlman and Reamer. Prior to February 9, 2004, the purpose of the Special Committee was to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust, including investment advisory, administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Funds, or investors therein. On February 9, 2004, the Special Committee adopted a new charter and expanded its membership to include Ms. Stout. Under its new charter, the purposes of the Special Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Funds, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds, or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the Audit Committee or the Governance Committee. In addition, pursuant to its revised charter, the Special Committee established a Contract Review Subcommittee to perform certain functions, including to request and evaluate, not less frequently than annually, such information as may reasonably be necessary to allow the Subcommittee to evaluate the terms of each:
(a) proposed new or amended or existing contracts for the provision of services by any investment adviser, sub-adviser, underwriter, administrator and any affiliate of the foregoing; and (b) plan of distribution pursuant to Rule 12b-1 under the 1940 Act.

In considering the approval of the investment advisory agreements between the Funds and the investment adviser, the Special Committee considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreements. Such information included, among other things, the following:

     * An independent report comparing the advisory fees of each Fund with those of comparable funds;

     * An independent report comparing the expense ratio of each Fund to those of comparable funds;

     * Information regarding Fund investment performance in comparison to broad universes of funds and appropriate indices;

     * The economic outlook and the general investment outlook in relevant investment markets;

     *    Eaton  Vance's  results  and  financial   condition  and  the  overall
          organization of the investment adviser;

     * The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

     * Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

     * The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

     * The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

     * The terms of the advisory agreements and the reasonableness and appropriateness of the particular fee paid by each Fund for the services described therein.

The Special Committee also considered the nature, extent and quality of the management services provided by the investment adviser. In so doing, the Special Committee considered the investment adviser's management capabilities with respect to the types of investments held by each Fund, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreements. Specifically, the Special Committee considered the investment adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to each Fund. The Special Committee noted the investment adviser's extensive in-house research capabilities and experience managing municipal bond funds. The Special Committee evaluated the level of skill required to manage each Fund and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of each Fund.

In its review of comparative information with respect to each Fund's investment performance, the Special Committee concluded that, other than the North Carolina Municipals Fund, each Fund has performed within a range that the Special Committee deemed competitive. With respect to the North Carolina Municipals
Fund, the Special Committee noted that the Fund has underperformed comparable funds and that Eaton Vance has taken action to improve performance, including the assignment of a new portfolio manager in 2004. The Special Committee concluded that it is appropriate to allow reasonable time to evaluate the effectiveness of this action with respect to the North Carolina Municipals Fund. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by each Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of each Fund, the Special Committee concluded that each Fund's expense ratio is within a range it deemed to be competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for each Fund and for all Eaton Vance funds as a group. The Special Committee also reviewed the level of profits of Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to each Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Funds, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the shareholders of the Funds.

The Special Committee did not consider any single factor as controlling in determining whether or not to approve the investment advisory agreements. Nor are the items described herein all the matters considered by the Special

Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the approval of the investment advisory agreements, including the fee structures (described herein), is in the interests of shareholders.

SHARE OWNERSHIP. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2004. Interests in a Portfolio cannot be purchased by a Trustee.

                                                             Dollar Range of Equity Securities Owned by
                                                             ------------------------------------------
                          James B.   Benjamin C.  Samuel L.      William H.     Ronald A.      Norton H.      Lynn A.     Ralph F.
     Fund Name            Hawkes(1)  Esty(2)(4)   Hayes(2)        Park(2)      Pearlman(2)     Reamer(2)      Stout(2)   Verni(2)(4)
     ---------            ---------  -----------  ---------      ----------    -----------     ---------      --------   -----------
    Alabama Fund            None        None        None           None           None           None           None        None
   Arkansas Fund            None        None        None           None           None           None           None        None
   Georgia Fund             None        None        None           None           None           None           None        None
   Kentucky Fund            None        None        None           None           None           None           None        None
   Louisiana Fund           None        None        None           None           None           None           None        None
   Maryland Fund            None        None        None           None           None           None           None        None
   Missouri Fund            None        None        None           None           None           None           None        None
North Carolina Fund         None        None        None           None           None           None           None        None
    Oregon Fund             None        None        None           None           None           None           None        None
South Carolina Fund         None        None        None           None           None           None           None        None
   Tennessee Fund           None        None        None           None           None           None           None        None
   Virginia Fund            None        None        None           None           None           None           None        None

Aggregate Dollar Range
of Equity Securities
Owned in all Registered
Funds Overseen by
Trustee in the Eaton
Vance Family of Funds   over $100,000   None    over $100,000  over $100,000  over $100,000  over $100,000  over $100,000   None

(1)  Interested Trustees.
(2)  Noninterested Trustees.
(3) Includes shares which may be deemed to be beneficially owned through a Trustee Deferred Compensation Plan.
(4) Messrs. Esty and Verni were elected as Trustees on April 29, 2005 and thus had no beneficial ownership of securities in the Funds or in the Eaton Vance Fund Complex as of December 31, 2004.

As of December 31, 2004, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2003 and December 31, 2004, no noninterested Trustee (or their immediate family members) had:

     1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

     2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

     3.   Any direct or  indirect  relationship  with (i) the Trust or any Fund;
          (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD;
          (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2003 and December 31, 2004, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or any of their immediate family members served as an officer.

Trustees of each Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by a Fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on a Fund's assets, liabilities, and net income per share, and will not obligate a Fund to retain the services of any Trustee or obligate a Fund to pay any particular level of compensation to the Trustee. The Trust does not have a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust are paid by the Funds (and other series of the Trust). (A Trustee of the Trust who is a member of the Eaton Vance organization receives no compensation from the Trust). During the fiscal year ended August 31, 2004, the Trustees of the Trust earned the following compensation in their capacity as Trustees from the Trust. Prior to September 24, 2004 each Fund invested all of its assets in a corresponding Portfolio. During the fiscal year ended August 31, 2004, the Trustees of the Portfolios earned the following compensation in their capacity as Portfolio Trustees. For the year ended December 31, 2004, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

                          Jessica M.      Samuel L.   William H.   Ronald A.   Norton H.   Lynn A.
 Source of Compensation   Bibliowicz(7)     Hayes       Park(3)    Pearlman     Reamer      Stout
 ----------------------   -------------   ---------   ----------   ---------   ---------   -------
        Trust(2)             $ 5,928      $  9,177     $  8,413    $  8,862    $  8,694   $  9,454
   Alabama Portfolio             512         1,284        1,125       1,047       1,216      1,078
   Arkansas Portfolio            183           285          262         276         270        294
   Georgia Portfolio             512         1,284        1,125       1,047       1,216      1,078
   Kentucky Portfolio            512         1,284        1,125       1,047       1,216      1,078
  Louisiana Portfolio            183           285          262         276         270        294
   Maryland Portfolio            512         1,284        1,125       1,047       1,216      1,078
   Missouri Portfolio            512         1,284        1,125       1,047       1,216      1,078
North Carolina Portfolio         512         1,284        1,125       1,047       1,216      1,078
    Oregon Portfolio             512         1,284        1,125       1,047       1,216      1,078
South Carolina Portfolio         464         1,196        1,050         980       1,135      1,020
  Tennessee Portfolio            183           285          262         276         270        294
   Virginia Portfolio            732         1,626        1,438       1,378       1,541      1,430
 Trust and Fund Complex      $48,124      $200,000     $180,000(5) $180,000    $190,000   $190,000(6)

(1) As of May 2, 2005, the Eaton Vance fund complex consists of 197 registered investment companies or series thereof. Messrs. Esty and Verni were elected as Trustees on April 29, 2005, and thus did not receive fees for the period.
(2)  The Trust consisted of 28 Funds as of August 31, 2004.
(3) Includes deferred compensation as follows: Alabama -- $1,125; Arkansas -- $262; Georgia -- $1,125; Kentucky -- $1,125; Louisiana -- $262; Maryland -- $1,125; Missouri -- $1,125; North Carolina -- $1,125; Oregon -- $1,125;
     South Carolina -- $1,050; Tennessee -- $262; and Virginia -- $1,438.
(4) Includes deferred compensation as follows: Alabama -- $414; Arkansas -- $112; Georgia -- $414; Kentucky -- $414; Louisiana -- $112; Maryland -- $414; Missouri -- $414; North Carolina -- $414; Oregon -- $414; South Carolina -- $405; Tennessee -- $112; and Virginia -- $549.
(5)  Includes $60,920 of deferred compensation.
(6)  Includes $23,250 of deferred compensation.
(7)  Ms. Bibliowicz resigned as a Trustee effective April 15, 2004.

ORGANIZATION. Each Fund is a series of the Trust, which was organized under Massachusetts law on January 11, 1993 and is operated as an open-end management investment company. Prior to September 24, 2004, each Fund invested all of its assets in a corresponding Portfolio.

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

PROXY VOTING POLICY. The Board of Trustees of the Trust have adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the "Policies"), which are described below. The Trustees will review each Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between each Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board's Special Committee except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies' guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between each Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of each Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists. If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee. For a copy of the Fund Policy and investment adviser Policies, see Appendix E and Appendix F, respectively. Information on how each Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

                INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. The investment adviser manages the investments and affairs of each Fund and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Fund and what portion, if any, of the Fund's assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that each Fund pays the investment adviser, see the prospectus. The following table sets forth the net assets of each Portfolio and the advisory fees earned during the three fiscal years ended August 31, 2004.

                                        Advisory Fee Paid for Fiscal Years Ended
                                        ----------------------------------------
  Portfolio     Net Assets at 8/31/04      8/31/04      8/31/03      8/31/02
  ---------     ---------------------      -------      -------      -------
   Alabama          $ 60,297,162           $201,589     $210,535     $201,138
   Arkansas           43,554,126            112,673      112,691      102,707
   Georgia            54,264,698            165,936      171,183      193,221
   Kentucky           63,850,517            216,845      228,505      250,954
  Louisiana           27,350,471             56,476       60,657       60,228
   Maryland           71,674,791            257,347      294,964      297,073
   Missouri           57,545,627            174,558      185,506      177,366
North Carolina        80,182,500            300,509      342,415      359,869
    Oregon            80,516,778            300,312      308,844      297,021
South Carolina        53,566,758            159,381      137,196      102,780
  Tennessee           51,331,015            134,765      134,775      126,082
   Virginia          107,169,491            428,953      459,099      469,672


Each Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Fund. Each Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser may render services to others. Each Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

PORTFOLIO MANAGERS. The portfolio managers, as the case may be, (each referred to as a "portfolio manager") of each Fund are listed below. Each portfolio manager manages other investment companies and/or investment accounts in addition to a Fund. The following tables show, as of December 31, 2004, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

                                   Number of      Total Assets of       Number of Accounts        Total Assets of Accounts
Alabama and Kentucky Funds        All Accounts     All Accounts*     Paying a Performance Fee     Paying a Performance Fee*
--------------------------        ------------    ---------------    ------------------------     -------------------------
     William H. Ahern

Registered Investment Companies        18           $1,719.8                   0                            $0

Other Pooled Investment Vehicles        0           $    0                     0                            $0

Other Accounts                        110           $   78.9                   0                            $0


                                   Number of      Total Assets of       Number of Accounts        Total Assets of Accounts
Maryland Fund                     All Accounts     All Accounts*     Paying a Performance Fee     Paying a Performance Fee*
-------------                     ------------    ---------------    ------------------------     -------------------------
     Craig Brandon

Registered Investment Companies         8             $411.2                   0                            $0

Other Pooled Investment Vehicles        0             $  0                     0                            $0

Other Accounts                          0             $  0                     0                            $0


Georgia, Missouri and              Number of      Total Assets of       Number of Accounts        Total Assets of Accounts
Tennessee Funds                   All Accounts     All Accounts*     Paying a Performance Fee     Paying a Performance Fee*
--------------------                 ------------    ---------------  ------------------------   -------------------------
     Cynthia J. Clemson

Registered Investment Companies        16           $4,432.5                   0                            $0

Other Pooled Investment Vehicles        0           $    0                     0                            $0

Other Accounts                        137           $  139.4                   0                            $0


                                   Number of      Total Assets of       Number of Accounts        Total Assets of Accounts
South Carolina Fund               All Accounts     All Accounts*     Paying a Performance Fee     Paying a Performance Fee*
-------------------               ------------    ---------------    ------------------------     -------------------------
     Thomas J. Fetter

Registered Investment Companies        10           $2,911.4                   0                            $0

Other Pooled Investment Vehicles        0           $    0                     0                            $0

Other Accounts                          0           $    0                     0                            $0

                                       17

                                    Number of      Total Assets of       Number of Accounts        Total Assets of Accounts
Louisiana and Virginia Funds       All Accounts     All Accounts*     Paying a Performance Fee     Paying a Performance Fee*
----------------------------       ------------    ---------------    ------------------------     -------------------------
     Robert B. MacIntosh

Registered Investment Companies        11             $930.9                   0                            $0

Other Pooled Investment Vehicles        0             $    0                   0                            $0

Other Accounts                        293             $206.2                   0                            $0


Arkansas, North Carolina            Number of      Total Assets of       Number of Accounts        Total Assets of Accounts
and Oregon Funds                   All Accounts     All Accounts*     Paying a Performance Fee     Paying a Performance Fee*
                                  ------------     ---------------    ------------------------     -------------------------
     Thomas M. Metzold

Registered Investment Companies         7           $3,315.8                   0                            $0

Other Pooled Investment Vehicles        0           $    0                     0                            $0

Other Accounts                          0           $    0                     0                            $0

* In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.


The following table shows the dollar value of Fund shares beneficially owned by the Fund's portfolio manager as of the Fund's most recent fiscal year ended August 31, 2004. Interests in a Portfolio cannot be purchased by a portfolio manager.

                                                       Dollar Range of Equity Securities Owned by

     Fund Name         William H. Ahern  Craig Brandon  Cynthia J. Clemson  Thomas J. Fetter  Robert B. MacIntosh  Thomas M. Metzold
     ---------         ----------------  -------------- ------------------  ----------------  -------------------  -----------------
   Alabama Fund        None - $10,000        N/A               N/A                N/A                N/A                 N/A
   Arkansas Fund            N/A              N/A               N/A                N/A                N/A            None - $10,000
   Georgia Fund             N/A              N/A          None - $10,000          N/A                N/A                 N/A
   Kentucky Fund       None - $10,000        N/A               N/A                N/A                N/A                 N/A
  Louisiana Fund            N/A              N/A               N/A                N/A           None - $10,000           N/A
   Maryland Fund            N/A         None - $10,000         N/A                N/A                N/A                 N/A
   Missouri Fund            N/A              N/A          None - $10,000          N/A                N/A                 N/A
North Carolina Fund         N/A              N/A               N/A                N/A                N/A            None - $10,000
    Oregon Fund             N/A              N/A               N/A                N/A                N/A            None - $10,000
South Carolina Fund         N/A              N/A               N/A           None - $10,000     None - $10,000      None - $10,000
  Tennessee Fund            N/A              N/A          None - $10,000          N/A                N/A                 N/A
   Virginia Fund            N/A              N/A               N/A                N/A           None - $10,000           N/A

It is possible that conflicts of interest may arise in connection with the portfolio managers' management of a Fund's investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between a Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons.

COMPENSATION STRUCTURE. Compensation of the investment adviser's portfolio managers and other investment professional has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC's nonvoting common stock and/or restricted shares of EVC's nonvoting common stock. The investment adviser's investment professionals also receive certain retirement, insurance and other benefits that are broadly available to all the investment adviser's employees. Compensation of the investment adviser's investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year-end of EVC.

METHOD TO DETERMINE COMPENSATION. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. Performance is normally based on periods ending on the September 30th preceding fiscal year-end. Fund performance is evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund's success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers' performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser's portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

ADMINISTRATIVE SERVICES. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

SUB-TRANSFER AGENCY SERVICES. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of each Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to each Fund); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from each Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds. Each Fund will pay a pro rata share of such fee. For the fiscal year ended August 31, 2004, the transfer agent accrued for or paid to Eaton Vance the following amounts for sub-transfer agency services performed on behalf of each
Fund:

   Alabama  Arkansas  Georgia  Kentucky  Louisiana  Maryland  Missouri  N. Carolina  Oregon  S. Carolina  Tennessee   Virginia
   -------  --------  -------  --------  ---------  --------  --------  -----------  ------  -----------  ---------   --------
   $2,333    $2,041   $2,323    $3,660     $905      $3,371    $3,024      $4,383    $3,657     $1,688     $2,181      $5,197

INFORMATION ABOUT BMR AND EATON VANCE. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., Vincent M. O'Reilly, Winthrop H. Smith, Jr. and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott
H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance).
The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

CODE OF ETHICS. The investment adviser, principal underwriter, and each Fund have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held or eligible for purchase by a Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

EXPENSES. Each Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is an indirect, wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund. IBT has custody of all cash and securities of a Fund, maintains the general ledger of each Fund and computes the daily net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. IBT provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund and such banks.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of each Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

TRANSFER AGENT. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of Fund is computed by IBT (as agent and custodian for Fund) by subtracting the liabilities of the Fund from the value of its total assets. Each Fund will be closed for business and will not price their respective shares on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by a Fund, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

                         PURCHASING AND REDEEMING SHARES

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. Shares of the Fund are sold at offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The Fund's principal underwriter receives the sales charge, all or a portion of which may be reallowed to the investment dealers responsible for selling Fund shares. The sales charge table in the prospectus is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the

SEC, or during any emergency as determined by the SEC which makes it impracticable for a Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

SALES CHARGE WAIVERS. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Class A shares are offered at net asset value to the foregoing persons and in the foregoing situations because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

STATEMENT OF INTENTION. If it is anticipated that $25,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

RIGHT OF ACCUMULATION. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Shares purchased by an individual, his or her spouse and their children under the age of twenty-one, including shares held for the benefit of any such persons in trust or fiduciary accounts (including retirement accounts) or omnibus or "street name" accounts, will be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

CONVERSION FEATURE. Class B shares held for eight years will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

EXCHANGE PRIVILEGE. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

DISTRIBUTION AND SERVICE PLANS

The Trust has in effect a Service Plan (the "Class A Plan") for each Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that Class A shares of each Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Class A service fees are paid quarterly in arrears. For the service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B Plan") pursuant to Rule 12b-1 under the 1940 Act for each Fund's Class B shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 5% of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares. Distribution fees paid by a Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of each Class B Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses incurred in distributing Class B shares. Because payments to the principal underwriter under the Class B Plan are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B.

The Class B Plan also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. The Trustees of the Trust have initially implemented this provision of the Class B Plan by authorizing quarterly service fee payments to the principal underwriter and investment dealers in amounts equal to 0.20% of the average daily net assets for any fiscal year which is based on the value of Class B shares sold by such persons. This fee is paid quarterly in arrears based on the value of Class B shares sold by such persons. For the service fees paid, see Appendix B.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

PERFORMANCE CALCULATIONS. Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A and Appendix B.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. (Actual yield may be affected by variations in sales charges on investments.) A tax-equivalent yield is computed by using the tax-exempt yield and dividing by one minus a stated tax rate. The stated tax rate will reflect the federal income and certain state (if any) taxes applicable to investors in a particular tax bracket and may reflect certain assumptions relating to tax exemptions and deductions. The tax-equivalent yield will differ for investors in other tax brackets or for whom the assumed exemptions and deductions are not available. Tax-equivalent yield is designed to show the approximate yield a taxable investment would have to earn to produce an after-tax yield equal to the tax-exempt yield.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the "Policies") with respect to the disclosure of information about portfolio holdings of each Fund. Pursuant to the Policies, information about portfolio holdings of a Fund may not be disclosed to any party except as follows:

     * Disclosure made in filings with the SEC and posted on the Eaton Vance website: In accordance with rules established by the SEC, each Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. Each Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. Each Fund's complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q are available for viewing on the SEC website at http:// www.sec.gov and may be reviewed and copied at the SEC's public reference room (information on the operation and terms of usage of the SEC public
          reference           room           is           available           at
          http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330). Generally within 5 business days of filing with the SEC, each Fund's portfolio holdings as reported in annual and semiannual reports and on Form N-Q also are available on Eaton Vance's website at www.eatonvance.com and are available upon request at no additional cost by contacting Eaton Vance at 1-800-225-6265. Each Fund also will post a complete list of its portfolio holdings as of each calendar quarter end on the Eaton Vance website within 60 days of calendar quarter-end.

     * Disclosure of certain Portfolio characteristics: Each Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of each calendar quarter end on the Eaton Vance website approximately ten business days after quarter-end. Such information is also available upon request by contacting Eaton Vance at 1-800-225-6265.

     * Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. The
          Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers (including the investment adviser, custodian, transfer agent, principal underwriter, etc.) that have a legal or contractual duty to keep such information confidential; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement (such as arrangements with securities lending agents, credit rating agencies, statistical ratings agencies, analytical service providers engaged by the investment adviser, proxy evaluation vendors, pricing services, translation services, lenders under Fund credit facilities and, for the purpose of facilitating portfolio transactions of the Eaton Vance Municipals Funds, municipal bond dealers). Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund's Board of Trustees.

The Funds, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund's portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer ("CCO") of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund's shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of "market timing" models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ended August 31, 2004.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC for federal tax purposes, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

A Fund's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

Investments in lower-rated or unrated securities may present special tax issues for a Fund to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of a Fund's taking certain positions in connection with ownership of such distressed securities.

Distributions by a Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income for federal income tax purposes under
Section 103(a) of the Code. In order for a Fund to be entitled to pay the tax-exempt interest income allocated to it by the Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). For purposes of applying this 50% requirement, a Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations may be taxable for purposes of the federal AMT and for state and local purposes. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Shareholders of a Fund are required to report tax-exempt interest on their federal income tax returns.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. It is not expected a significant portion of Fund distributions would be derived from qualified dividend income.

Tax-exempt distributions received from a Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund is not deductible to the extent it is deemed related to the Fund's distributions of tax-exempt interest. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of a Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds, and the same definition should apply in the case of private activity bonds.

Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by a Fund and the value of the securities held by it may be affected.

In the course of managing its investments, a Fund may realize some short-term and long-term capital gains (and/or losses) as well as other taxable income. Any distributions by a Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or other taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax-exempt interest earned by the Fund.

A Fund's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be disallowed to the extent of any distributions treated as tax-exempt interest with respect to such shares and if the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

In general, dividends (other than capital gain dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (a "foreign person"), are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Under the American Jobs Creation Act of 2004 (the "2004 Act"), before January 1, 2008, a Fund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by a Fund.

The 2004 Act modifies the tax treatment of distributions from a Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. Under the 2004 Act, which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations. It is not expected that a significant portion of the Fund's distributions will be attributable to gains from the sale or exchange of USRPIs.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual's TIN is generally his or her social security number.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.

See Appendix C for state tax information for certain states.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR, each Fund's investment adviser. Each Fund is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser's obligation to seek best overall execution for a Fund. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Municipal obligations, including state obligations, purchased and sold by each Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. Each Fund may also purchase municipal obligations from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters. On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Fund will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of each Fund and the investment adviser's other clients for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph. The investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer ("Third Party Research Services"). In a typical Third Party Research Services arrangement involving transactions in municipal obligations, an executing broker-dealer enters into an arrangement with an investment adviser pursuant to which the investment adviser receives a credit for portfolio transactions executed for its clients through that broker-dealer. These credits are referred to herein as "research credits" and are primarily generated as the result of acquisitions of new issuances of municipal obligations in fixed-price offerings. The amount of the research credit generated as the result of a particular transaction is typically a negotiated percentage of the offering price of the municipal obligations. The investment adviser may use research credits to acquire Third Party Research Services, which are then paid for by the executing broker-dealer. The investment adviser may receive Research Services and Third Party Research Services consistent with the foregoing.

Research Services received by the investment adviser include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

In the event that the investment adviser uses research credits generated from a Fund securities transactions to pay for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by a Fund by the amount of such research credits generated as the result of portfolio transactions occurring on or after May 1, 2004. However, the investment adviser generally does not expect to acquire Third Party Research Services with research credits.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services ("Proprietary Research Services"). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by a Fund will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Municipal obligations considered as investments for a Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by a Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or
(iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies  could  have  a  detrimental  effect  on the  price  or  amount  of the securities available to a Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during the three fiscal years ended August 31, 2004, as well as the amount of Fund security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates, and the commissions paid in connection therewith. As described above, the investment adviser may consider the receipt of Research Services in selecting a broker-dealer firm, provided it does not compromise the investment adviser's obligation to seek best overall execution.

                                              Amount of Transactions   Commissions Paid on Transactions
                                                Directed to Firms             Directed to Firms
                       Brokerage Paid           Providing Research            Providing Research
                       --------------         ----------------------   --------------------------------
  Portfolio     8/31/04   8/31/03   8/31/02          8/31/04                       8/31/04
  ---------     -------   -------   -------          -------                       -------
   Alabama      $ 7,718   $ 5,077   $ 7,747            $0                            $0
   Arkansas       4,165     2,515         0             0                             0
   Georgia        3,691     2,424     1,692             0                             0
   Kentucky       8,477     4,708     5,267             0                             0
  Louisiana       2,165     1,825     1,372             0                             0
   Maryland      11,701     5,692     3,831             0                             0
   Missouri       3,434     2,591     1,609             0                             0
North Carolina    8,975     5,139     3,722             0                             0
    Oregon        9,138     4,585         0             0                             0
South Carolina    4,936     2,926     2,989             0                             0
  Tennessee       3,215     1,818     1,215             0                             0
   Virginia       8,771     7,613     5,926             0                             0

                              FINANCIAL STATEMENTS

The audited financial statements of, and the report of the independent registered public accounting firm for the Funds and Portfolios, appear in the Funds' most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

HOUSEHOLDING. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended August 31, 2004, as previously filed electronically with the SEC:

Eaton Vance Alabama Municipals Fund          Alabama Municipals Portfolio
Eaton Vance Arkansas Municipals Fund         Arkansas Municipals Portfolio
Eaton Vance Georgia Municipals Fund          Georgia Municipals Portfolio
Eaton Vance Kentucky Municipals Fund         Kentucky Municipals Portfolio
Eaton Vance Louisiana Municipals Fund        Louisiana Municipals Portfolio
Eaton Vance Maryland Municipals Fund         Maryland Municipals Portfolio
Eaton Vance Missouri Municipals Fund         Missouri Municipals Portfolio
Eaton Vance North Carolina Municipals Fund   North Carolina Municipals Portfolio
Eaton Vance Oregon Municipals Fund           Oregon Municipals Portfolio
Eaton Vance South Carolina Municipals Fund   South Carolina Municipals Portfolio
Eaton Vance Tennessee Municipals Fund        Tennessee Municipals Portfolio
Eaton Vance Virginia Municipals Fund         Virginia Municipals Portfolio
                      (Accession No. 0001047469-04-033375)

                                                                      APPENDIX A

                      CLASS A FEES, PERFORMANCE & OWNERSHIP

SALES CHARGES, SERVICE FEES AND REPURCHASE TRANSACTION FEES. For the fiscal year ended August 31, 2004, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter,
(5) total service fees paid by each Fund, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

                                                                                                                    Repurchase
                                                  Sales Charges   CDSC to                   Service Fees Paid  Transaction Fees Paid
                Total Sales    Sales Charges to   to Principal   Principal   Total Service    to Investment        to Principal
Fund            Charges Paid  Investment Dealers   Underwriter  Underwriter    Fees Paid         Dealers            Underwriter
----            ------------  ------------------  ------------  -----------    ---------    -----------------  ---------------------
Alabama           $50,721          $47,877          $ 2,844       $     0       $35,686          $31,153              $387.50
Arkansas           75,536           71,402            4,134             0        32,207           27,384               265.00
Georgia            85,968           80,956            5,012             0        26,929           23,361               335.00
Kentucky           40,066           37,380            2,686             0        32,622           30,078               347.50
Louisiana          31,454           30,368            1,086             0        18,096           16,196               242.50
Maryland           49,586           46,998            2,588        11,000        36,242           31,301               405.00
Missouri          113,385          107,736            5,649             0        34,414           27,846               342.50
North Carolina     27,160           25,465            1,695             0        48,087           44,291               537.50
Oregon            174,245          163,426           10,819             0        45,099           38,831               522.50
South Carolina    102,333           97,142            5,191             0        36,012           25,962               390.00
Tennessee         226,247          214,738           11,509         1,000        33,858           24,144               317.50
Virginia           87,412           82,249            5,163           900        55,550           48,717               552.50

For the fiscal years ended August 31, 2003 and August 31, 2002, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts.

                   August 31, 2003     August 31, 2003       August 31, 2002      August 31, 2002
                     Total Sales       Sales Charges to        Total Sales       Sales Charges to
Fund                Charges Paid     Principal Underwriter    Charges Paid     Principal Underwriter
----               ---------------   ---------------------   ---------------   ---------------------
Alabama               $ 83,836              $5,604              $ 49,448              $2,488
Arkansas                86,492               5,727                65,356               3,666
Georgia                 55,862               2,792                13,341                 721
Kentucky                62,028               3,682                19,498               1,179
Louisiana               43,124               2,786                18,224                 851
Maryland                96,221               5,476               122,146               4,950
Missouri                73,005               3,575                63,365               2,829
North Carolina          69,302               3,556                87,570               4,291
Oregon                 129,191               7,626               104,977               6,900
South Carolina          98,886               3,898               107,835               5,689
Tennessee              106,306               5,991                52,265               3,425
Virginia                46,037               2,329                42,510               2,363

The balance of such amounts was paid to investment dealers.

PERFORMANCE INFORMATION. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to September 1, 1997 reflects the total return of a predecessor to Class A. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund's current performance may be lower or higher than the quoted return. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Redemption for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.


Alabama Fund                           Length of Period Ended August 31, 2004
Average Annual Total Return:            One Year    Five Years    Ten Years
----------------------------            --------    ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                            5.61%        5.82%         5.56%
Before Taxes and Including Maximum
 Sales Charge                            0.64%        4.79%         5.05%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          5.60%        5.81%         5.55%
After Taxes on Distributions and
 Including Maximum Sales Charge          0.63%        4.79%         5.04%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                            5.33%        5.71%         5.49%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            2.02%        4.80%         5.03%


Arkansas Fund                          Length of Period Ended August 31, 2004
Average Annual Total Return:            One Year    Five Years    Ten Years*
----------------------------            --------    ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                            6.58%        5.97%         5.53%
Before Taxes and Including Maximum
 Sales Charge                            1.46%        4.96%         5.01%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          6.57%        5.97%         5.52%
After Taxes on Distributions and
 Including Maximum Sales Charge          1.46%        4.95%         5.00%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                            6.05%        5.86%         5.48%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            2.64%        4.96%         5.01%

     Predecessor Fund commenced operations February 4, 1994.

Georgia Fund                           Length of Period Ended August 31, 2004
Average Annual Total Return:            One Year    Five Years    Ten Years
----------------------------            --------    ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                            7.52%       6.36%          5.50%
Before Taxes and Including Maximum
 Sales Charge                            2.43%       5.32%          4.99%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          7.52%       6.34%          5.48%
After Taxes on Distributions and
 Including Maximum Sales Charge          2.43%       5.31%          4.97%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                            6.69%       6.19%          5.44%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            3.30%       5.28%          4.98%


Kentucky Fund                          Length of Period Ended August 31, 2004
Average Annual Total Return:            One Year    Five Years    Ten Years
----------------------------            --------    ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                            5.70%        4.94%         5.31%
Before Taxes and Including Maximum
 Sales Charge                            0.69%        3.92%         4.80%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          5.69%        4.88%         5.28%
After Taxes on Distributions and
 Including Maximum Sales Charge          0.68%        3.86%         4.77%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                            5.40%        4.90%         5.27%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            2.06%        4.01%         4.81%


Louisiana Fund                         Length of Period Ended August 31, 2004
Average Annual Total Return:            One Year    Five Years    Ten Years*
----------------------------            --------    ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                            7.44%        6.34%         5.63%
Before Taxes and Including Maximum
 Sales Charge                            2.32%        5.32%         5.12%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          7.43%        6.32%         5.60%
After Taxes on Distributions and
 Including Maximum Sales Charge          2.32%        5.29%         5.09%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                            6.59%        6.15%         5.54%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            3.18%        5.24%         5.08%

     Predecessor Fund commenced operations February 14, 1994.

Maryland Fund                          Length of Period Ended August 31, 2004
Average Annual Total Return:            One Year    Five Years    Ten Years
----------------------------            --------    ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                            5.14%        5.51%         5.34%
Before Taxes and Including Maximum
 Sales Charge                            0.18%        4.49%         4.83%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          5.06%        5.47%         5.30%
After Taxes on Distributions and
 Including Maximum Sales Charge          0.11%        4.45%         4.79%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                            5.11%        5.40%         5.28%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            1.81%        4.50%         4.81%


Missouri Fund                          Length of Period Ended August 31, 2004
Average Annual Total Return:            One Year    Five Years    Ten Years
----------------------------            --------    ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                            7.53%        6.33%         6.07%
Before Taxes and Including Maximum
 Sales Charge                            2.45%        5.30%         5.56%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          7.51%        6.32%         6.06%
After Taxes on Distributions and
 Including Maximum Sales Charge          2.44%        5.29%         5.54%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                            6.83%        6.19%         5.96%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            3.44%        5.28%         5.50%


North Carolina Fund                    Length of Period Ended August 31, 2004
Average Annual Total Return:            One Year    Five Years    Ten Years
----------------------------            --------    ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                            5.52%        5.31%         5.24%
Before Taxes and Including Maximum
 Sales Charge                            0.55%        4.30%         4.74%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          5.49%        5.27%         5.19%
After Taxes on Distributions and
 Including Maximum Sales Charge          0.53%        4.25%         4.69%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                            5.24%        5.23%         5.19%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            1.93%        4.34%         4.73%

Oregon Fund                            Length of Period Ended August 31, 2004
Average Annual Total Return:            One Year    Five Years    Ten Years
----------------------------            --------    ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                            5.98%        5.53%         5.46%
Before Taxes and Including Maximum
 Sales Charge                            0.94%        4.51%         4.95%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          5.97%        5.52%         5.45%
After Taxes on Distributions and
 Including Maximum Sales Charge          0.94%        4.50%         4.94%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                            5.78%        5.50%         5.43%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            2.42%        4.59%         4.97%


South Carolina Fund                    Length of Period Ended August 31, 2004
Average Annual Total Return:            One Year    Five Years    Ten Years
----------------------------            --------    ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                            8.32%        6.23%         5.59%
Before Taxes and Including Maximum
 Sales Charge                            3.18%        5.21%         5.07%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          8.31%        6.22%         5.57%
After Taxes on Distributions and
 Including Maximum Sales Charge          3.18%        5.20%         5.06%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                            7.35%        6.10%         5.53%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            3.92%        5.19%         5.06%

     Predecessor Fund commenced operations February 14,1994.


Tennessee Fund                         Length of Period Ended August 31, 2004
Average Annual Total Return:            One Year    Five Years    Ten Years
----------------------------            --------    ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                            6.17%        6.03%         5.90%
Before Taxes and Including Maximum
 Sales Charge                            1.11%        5.00%         5.38%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          6.17%        6.02%         5.89%
After Taxes on Distributions and
 Including Maximum Sales Charge          1.11%        5.00%         5.38%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                            5.78%        5.90%         5.81%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            2.41%        4.99%         5.34%

Virginia Fund                          Length of Period Ended August 31, 2004
Average Annual Total Return:            One Year    Five Years    Ten Years
----------------------------            --------    ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                            7.06%        5.72%         5.61%
Before Taxes and Including Maximum
 Sales Charge                            1.95%        4.70%         5.10%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          7.05%        5.67%         5.57%
After Taxes on Distributions and
 Including Maximum Sales Charge          1.94%        4.66%         5.06%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                            6.30%        5.59%         5.53%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            2.90%        4.69%         5.06%

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At April 1, 2005, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Alabama         Merrill Lynch, Pierce, Fenner &
                 Smith, Inc.                           Jacksonville, FL    25.3%
                Citigroup Global Markets, Inc.         New York, NY         9.6%
                Morgan Stanley                         Jersey City, NJ      9.4%

Arkansas        Morgan Stanley                         Jersey City, NJ      5.4%

Georgia         Citigroup Global Markets, Inc.         New York, NY        14.0%
                Merrill Lynch, Pierce, Fenner &
                 Smith, Inc.                           Jacksonville, FL    13.8%
                Morgan Stanley                         Jersey City, NJ      7.6%

Kentucky        Merrill Lynch, Pierce, Fenner &
                 Smith, Inc.                           Jacksonville, FL    10.5%
                Morgan Stanley                         Jersey City, NJ      5.9%

Louisiana       Merrill Lynch, Pierce, Fenner &
                 Smith, Inc.                           Jacksonville, FL    23.7%
                Pershing LLC                           Jersey City, NJ      5.7%

Maryland        Morgan Stanley                         Jersey City, NJ     13.6%
                Citigroup Global Markets, Inc.         New York, NY        12.0%
                Merrill Lynch, Pierce, Fenner &
                 Smith, Inc.                           Jacksonville, FL     8.8%

Missouri        Citigroup Global Markets, Inc.         New York, NY        15.9%

North Carolina  Citigroup Global Markets, Inc.         New York, NY         8.9%
                Merrill, Lynch, Pierce, Fenner &
                 Smith, Inc.                           Jacksonville, FL     6.4%
                Morgan Stanley                         Jersey City, NJ      5.2%

Oregon          Morgan Stanley                         Jersey City, NJ     12.7%
                Citigroup Global Markets, Inc.         New York NY          8.4%
                Merrill Lynch, Pierce, Fenner &
                 Smith, Inc.                           Jacksonville, FL     5.8%

South Carolina  Citigroup Global Markets, Inc.         New York, NY        16.7%
                Morgan Stanley                         Jersey City, NJ     10.5%
                Merrill Lynch, Pierce, Fenner &
                 Smith, Inc.                           Jacksonville, FL     6.7%

Tennessee       Citgroup Global Markets, Inc.          New York, NY        13.0%
                Morgan Stanley                         Jersey City, NJ      6.3%
                Merrill Lynch, Pierce, Fenner &
                 Smith, Inc.                           Jacksonville, FL     4.9%

Virginia        Morgan Stanley                         Jersey City, NJ     12.1%
                Merrill Lynch, Pierce, Fenner &
                 Smith, Inc.                           Jacksonvile, FL      8.3%
                Citigroup Global Markets, Inc.         New York, NY         6.1%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX B

                      CLASS B FEES, PERFORMANCE & OWNERSHIP

DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the fiscal year ended August 31, 2004, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.

                                                                                                                         Repurchase
                Commission  Paid   Distribution                                                             Service     Transaction
                  by Principal     Fee Paid to                          Uncovered Distribution             Fees Paid    Fees Paid to
                 Underwriter to     Principal        CDSC Paid to         Charges (as a % of    Service  to Investment   Principal
Fund           Investment Dealers  Underwriter   Principal Underwriter    Class Net Assets)      Fees       Dealers     Underwriter
----           ------------------  ------------  ---------------------  ----------------------  -------  -------------  ------------
Alabama             $61,495         $303,800            $67,000           $1,222,000 ( 6.1%)    $ 93,294    $ 82,521      $607.50
Arkansas             37,683          179,228             18,000              959,000 ( 9.3%)      56,215      50,194       277.50
Georgia              64,207          268,851             44,000            1,486,000 ( 9.4%)      83,716      72,726       500.00
Kentucky             41,890          322,189             47,000            1,164,000 ( 7.1%)     102,073      89,630       585.00
Louisiana            17,532          128,416             33,000              675,000 ( 7.1%)      38,803      35,418       275.00
Maryland             99,695          378,102             50,000            2,985,000 (11.7%)     116,503     101,791       735.00
Missouri             43,846          251,952             31,000              539,000 ( 4.2%)      79,992      69,404       497.50
North Carolina       35,436          389,960             54,000            1.516,000 ( 8.4%)     125,504     112,730       750.00
Oregon               81,473          392,760             57,000            1,532,000 ( 6.2%)     121,503     104,275       700.00
South Carolina       61,309          233,093             49,000            1,187,000 ( 6.4%)      69,799      56,901       427.50
Tennessee            33,692          204,705             34,000              706,000 ( 5.9%)      64,024      44,692       422.50
Virginia             76,893          549,120             96,000            1,299,000 ( 4.0%)     171,152     152,723       795.00

PERFORMANCE INFORMATION. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund's current performance may be lower or higher than the quoted return. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Redemption for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Alabama Fund                           Length of Period Ended August 31, 2004
Average Annual Total Return:            One Year    Five Years    Ten Years
----------------------------            --------    ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                            4.77%        5.02%         4.95%
Before Taxes and Including Maximum
 Sales Charge                           -0.23%        4.69%         4.95%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          4.76%        5.01%         4.94%
After Taxes on Distributions and
 Including Maximum Sales Charge         -0.24%        4.68%         4.94%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                            4.51%        4.91%         4.88%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            1.26%        4.63%         4.88%


Arkansas Fund                          Length of Period Ended August 31, 2004
Average Annual Total Return:            One Year    Five Years    Ten Years*
----------------------------            --------    ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                            5.68%        5.18%         4.91%
Before Taxes and Including Maximum
 Sales Charge                            0.68%        4.85%         4.91%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          5.68%        5.17%         4.90%
After Taxes on Distributions and
 Including Maximum Sales Charge          0.68%        4.84%         4.90%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                            5.19%        5.06%         4.85%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            1.94%        4.78%         4.85%


Georgia Fund                           Length of Period Ended August 31, 2004
Average Annual Total Return:            One Year    Five Years    Ten Years
----------------------------            --------    ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                            6.69%        5.56%         4.89%
Before Taxes and Including Maximum
 Sales Charge                            1.69%        5.24%         4.89%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          6.69%        5.55%         4.88%
After Taxes on Distributions and
 Including Maximum Sales Charge          1.69%        5.23%         4.88%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                            5.88%        5.40%         4.83%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            2.63%        5.12%         4.83%

Kentucky Fund                          Length of Period Ended August 31, 2004
Average Annual Total Return:            One Year    Five Years    Ten Years
----------------------------            --------    ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                            4.96%        4.20%         4.70%
Before Taxes and Including Maximum
 Sales Charge                           -0.04%        3.86%         4.70%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          4.96%        4.15%         4.67%
After Taxes on Distributions and
 Including Maximum Sales Charge         -0.04%        3.81%         4.67%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                            4.65%        4.17%         4.66%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            1.40%        3.88%         4.66%


Louisiana Fund                         Length of Period Ended August 31, 2004
Average Annual Total Return:            One Year    Five Years    Ten Years*
----------------------------            --------    ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                            6.72%        5.57%         4.95%
Before Taxes and Including Maximum
 Sales Charge                            1.72%        5.24%         4.95%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          6.72%        5.55%         4.93%
After Taxes on Distributions and
 Including Maximum Sales Charge          1.72%        5.22%         4.93%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                            5.85%        5.37%         4.87%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            2.60%        5.09%         4.87%


Maryland Fund                          Length of Period Ended August 31, 2004
Average Annual Total Return:            One Year    Five Years    Ten Years
----------------------------            --------    ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                            4.34%        4.69%         4.65%
Before Taxes and Including Maximum
 Sales Charge                           -0.65%        4.36%         4.65%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          4.27%        4.65%         4.61%
After Taxes on Distributions and
 Including Maximum Sales Charge         -0.73%        4.32%         4.61%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                            4.32%        4.58%         4.59%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            1.07%        4.30%         4.59%

Missouri Fund                          Length of Period Ended August 31, 2004
Average Annual Total Return:            One Year    Five Years    Ten Years
----------------------------            --------    ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                            6.71%        5.52%         5.43%
Before Taxes and Including Maximum
 Sales Charge                            1.71%        5.19%         5.43%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          6.70%        5.50%         5.42%
After Taxes on Distributions and
 Including Maximum Sales Charge          1.70%        5.17%         5.42%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                            6.02%        5.37%         5.32%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            2.77%        5.09%         5.32%


North Carolina Fund                    Length of Period Ended August 31, 2004
Average Annual Total Return:            One Year    Five Years    Ten Years
----------------------------            --------    ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                            4.69%        4.53%         4.58%
Before Taxes and Including Maximum
 Sales Charge                           -0.31%        4.19%         4.58%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          4.67%        4.49%         4.54%
After Taxes on Distributions and
 Including Maximum Sales Charge         -0.33%        4.15%         4.54%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                            4.44%        4.45%         4.53%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            1.19%        4.17%         4.53%


Oregon Fund                            Length of Period Ended August 31, 2004
Average Annual Total Return:            One Year    Five Years    Ten Years
----------------------------            --------    ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                            5.26%        4.72%         4.79%
Before Taxes and Including Maximum
 Sales Charge                            0.26%        4.39%         4.79%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          5.26%        4.72%         4.78%
After Taxes on Distributions and
 Including Maximum Sales Charge          0.26%        4.38%         4.78%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                            5.04%        4.69%         4.76%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            1.79%        4.41%         4.76%

South Carolina Fund                    Length of Period Ended August 31, 2004
Average Annual Total Return:            One Year    Five Years    Ten Years
----------------------------            --------    ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                            7.58%        5.40%         4.98%
Before Taxes and Including Maximum
 Sales Charge                            2.58%        5.07%         4.98%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          7.57%        5.39%         4.97%
After Taxes on Distributions and
 Including Maximum Sales Charge          2.57%        5.06%         4.97%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                            6.59%        5.27%         4.92%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            3.34%        5.00%         4.92%


Tennessee Fund                         Length of Period Ended August 31, 2004
Average Annual Total Return:            One Year    Five Years    Ten Years
----------------------------            --------    ----------    ---------
Before Taxes and Excluding Maximum
 Sales Charge                            5.39%        5.24%         5.18%
Before Taxes and Including Maximum
 Sales Charge                            0.39%        4.91%         5.18%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          5.39%        5.24%         5.18%
After Taxes on Distributions and
 Including Maximum Sales Charge          0.39%        4.91%         5.18%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                            5.00%        5.11%         5.09%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            1.75%        4.83%         5.09%


Virginia Fund                          Length of Period Ended August 31, 2004
Average Annual Total Return:            One Year    Five Years    Ten Years
----------------------------            --------    ----------    ---------
Before Taxes and Excluding Maximum
 Sales Charge                            6.15%        4.91%         4.95%
Before Taxes and Including Maximum
 Sales Charge                            1.15%        4.58%         4.95%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          6.14%        4.88%         4.92%
After Taxes on Distributions and
 Including Maximum Sales Charge          1.14%        4.55%         4.92%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                            5.44%        4.79%         4.86%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            2.19%        4.51%         4.86%

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At April 1, 2005, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Alabama         Merrill Lynch, Pierce, Fenner &
                 Smith, Inc.                           Jacksonville, FL    16.3%
                Morgan Stanley                         Jersey City, NJ      8.9%

Arkansas        Morgan Stanley                         Jersey City, NJ     11.7%
                Merrill Lynch, Pierce, Fenner &
                 Smith, Inc.                           Jacksonville, FL     6.1%
                Pershing LLC                           Jersey City, NJ      5.4%

Georgia         Morgan Stanley                         Jersey City, NJ     19.0%
                Merrill Lynch, Pierce, Fenner &
                 Smith, Inc.                           Jacksonville, FL    15.0%
                Citigroup Global Markets, Inc.         New York, NY         8.0%

Kentucky        Merrill Lynch, Pierce, Fenner &
                 Smith, Inc.                           Jacksonville, FL    14.9%
                Morgan Stanley                         Jersey City, NJ      7.2%

Louisiana       Merrill Lynch, Pierce, Fenner &
                 Smith, Inc.                           Jacksonville, FL    53.5%

Maryland        Morgan Stanley                         Jersey City, NJ     18.3%
                Merrill Lynch, Pierce, Fenner &
                 Smith, Inc.                           Jacksonville, FL    13.5%
                Citigroup Global Markets, Inc.         New York, NY         8.1%

Missouri        Merrill, Lynch, Pierce, Fenner &
                 Smith, Inc.                           Jacksonville, FL     8.4%
                Morgan Stanley                         Jersey City, NY      7.0%
                Lee R. Epley                           Lees Summit, MO      6.3%
                Citigroup Global Markets, Inc.         New York, NY         5.2%

North Carolina  Merrill, Lynch, Pierce, Fenner &
                 Smith, Inc.                           Jacksonville, FL    11.5%
                Morgan Stanley                         Jersey City, NJ      7.8%
                Citigroup Global Markets, Inc.         New York, NY         6.6%

Oregon          Merrill Lynch, Pierce, Fenner &
                 Smith, Inc.                           Jacksonville, FL     9.9%
                Morgan Stanley                         Jersey City, NJ      9.3%
                Citigroup Global Markets, Inc.         New York NY          5.6%

South Carolina  Merrill Lynch, Pierce, Fenner &
                 Smith, Inc.                           Jacksonville, FL    17.5%
                Citigroup Global Markets, Inc.         New York, NY        10.8%
                Morgan Stanley                         Jersey City, NJ      5.9%

Tennessee       Morgan Stanley                         Jersey City, NJ     12.3%
                Merrill Lynch, Pierce, Fenner &
                 Smith, Inc.                           Jacksonville, FL     8.3%
                Citgroup Global Markets, Inc.          New York, NY         8.1%

Virginia        Merrill Lynch, Pierce, Fenner &
                 Smith, Inc.                           Jacksonvile, FL     14.5%
                Morgan Stanley                         Jersey City, NJ     14.5%
                Citigroup Global Markets, Inc.         New York, NY         6.1%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX C

                           STATE SPECIFIC INFORMATION

RISKS OF CONCENTRATION. The following information as to certain state specific considerations is given to investors in view of a Fund's policy of concentrating its investments in particular state issuers. Such information supplements the information in the prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular state. The Trust has not independently verified this information.

The bond ratings provided in the prospectus are current as of the date of the prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the state. A state's political subdivisions may have different ratings which are unrelated to the ratings assigned to state obligations.

                                     ALABAMA

Alabama's business cycle is closely related to the national economy, and growth in machinery, aerospace and electronic manufacturing have become increasingly important to the State. The present movement toward diversification of the
State's manufacturing base and a similar trend toward enlargement and diversification of the service industries are expected to lead to increased stability. With its strong natural gas and oil deposits, Alabama is well positioned in energy markets.

An important factor affecting the economy is the State owned Port of Mobile which primarily handles wood pulp, forestry products and coal exports and serves as a major Gulf Coast port. In fact, the Port of Mobile ranked as the largest seaport in the nation in handling of wood pulp and is the largest port on the U.S. Gulf coast in the handling of forest products. The Port of Mobile is one of the nation's busiest ports in total tons of cargo handled.

Although manufacturing remains the largest employment sector, the State economy has become less dependent on manufacturing. In recent years, the importance of service industries to the State's economy has increased significantly. From 1995 to 2000, the Alabama real state gross product originating in manufacturing increased by 0.94% per year while the real state gross product originating in all the non-manufacturing sectors grew by 5.4%.Those non-manufacturing sectors exhibiting large percentage increases in real gross state product originating between 1995 and 2000 were trade and construction. From 1995 to 2000, the real gross state product originating in trade grew by 12.4% per year, and construction grew by 4.23% per year.

The major service industries in the State are the general health care industries, most notably represented by the University of Alabama medical complex in Birmingham, and high concentration of technology research and development industries in the Huntsville area. The financial, insurance and real estate sectors have also shown strong growth over the last several years. Growth in the service and wholesale/retail trade sectors combined with a weakening manufacturing sector has enabled the economy to become more diverse. However, the state's reliance on the manufacturing sector remains significantly greater than the national average.

Wage and salary employment shrank by about 23,000 jobs while total personal income experienced a growth of 2.9% during 2002. Cyclical industries such as durable goods were the first to adjust employment. Non-durable goods continued their secular decline adding to the employment losses. Improvement in the national manufacturing environment and the state's recent success in attracting major automobile manufacturing plants is expected to reverse the durable manufacturing employment losses. It is also expected that Alabama's economy will experience further employment losses and gains in personal income as the state's economy shifts to higher wage jobs.

The Alabama Development Office reports that through the first several months of 2003, 42 new and expanding industries announced plans to create more than 5,968 jobs with investments of $884 million. Fourteen of those announcements were related to the state's growth in the automobile manufacturing industry, including ten of which were related to suppliers of Hyundai Motor Company. Hyundai announced in 2002 that it would invest approximately $1 billion in an automobile manufacturing plant in Alabama.

The fiscal year ended September 30, 2004 for Alabama ended with record year-end Alabama Department of Revenue tax collections of $6.872 billion. Collections were up 9.24% fromt he previous fiscal year which saw collections of approximately $6.353 billion. This increase in tax collections resulted in a surplus in the State's special Education Trust Fund of approximately $180 million. The dramatic increase in tax collections did not help the State's General Fund. The State's General Fund, which pays the costs of important state services and programs such as Medicaid, only took in $1.297 billion in the fiscal year ended September 30, 2004. However, this figure includes $75 million in federal funds that is argued by some to belong to the Special Education Trust fund. The General Fund, with the contested $75 million, is down $16.5 million from the previous year.

In South Central Bell Telephone Co. v. Alabama, 119 S.Ct. 1180 (1999) the U.S. Supreme Court struck down Alabama's franchise tax on foreign corporations and remanded the case to the Alabama Supreme Court to determine the appropriate remedies. Effective January 1, 2000 the state corporate franchise tax was replaced by a business privilege tax that applies equally to domestic and foreign corporations. Before the Alabama Supreme Court reached a decision regarding the remedy, the South Central Bell plaintiffs reached a settlement with certain foreign corporations aggrieved by the foreign franchise tax. The South Central Bell plaintiffs settled claims totaling over $141 million for $40 million to be paid over a period of years.

The settlement of South Central Bell cleared the way for a taxpayer class action, Gladwin Corp. v. Underwood (formerly Gladwin Corp. v. Lyons), Circuit Court of Montgomery County, to be removed from the administrative docket and proceed toward certification. This class action challenged the constitutionality of the pre-2000 franchise tax on the same grounds as South Central Bell Telephone Co. v. Alabama, 119 S.Ct. 1180 (1999). By order dated June 13, 2001, Judge Sally Greenhaw of the Montgomery County Circuit Court certified a class which was defined very broadly. The State of Alabama appealed class certification order to the Alabama Supreme Court. The Alabama Supreme Court dismissed the lawsuit on sovereign immunity grounds, as one of the lead plaintiffs failed to follow the statutorily required administrative remedy procedures. The lead plaintiffs of the Gladwin class appealed the decision of the Alabama Supreme Court to the U.S. Supreme Court. The U.S. Supreme Court refused to hear the taxpayers' appeal in Millcraft-SMS, LLC v. Underwood (Millcraft SMS, LLC is the successor to Gladwin Corporation).

The class certified in Gladwin Corp. v. Underwood no longer exists. However, all potential class members who exhausted their administrative remedies are free to pursue their individual cases against the State of Alabama. These individual cases could have a significant financial impact on the State of Alabama. The potential loss to the State from these individual cases is estimated by some to be on the order of $600 million to $1 billion, including interest.

There are also about 30 other cases not part of the Gladwin class action challenging the constitutionality of the franchise tax on the same grounds as South Central Bell. These cases were filed before the class action. The ultimate resolution of all the pending franchise tax cases could have a significant adverse effect on the state's financial condition.

According to the Alabama Department of Revenue, over 150 corporations agreed to settle $64 million in franchise tax refunds during 2001. The $64 million in claims were settled for approximately $9 million to be paid during fiscal 2002.

                                    ARKANSAS

The Constitution of the State does not limit the amount of general obligation bonds which may be issued by the State. Except for the issuance of economic development bonds as described below, however, no general obligation bonds may be issued unless approved by the voters of the State at a general election or special election held for that purpose. At the general election held November 2, 2004, the voters of the State approved an amendment to the Constitution of the State authorizing the issuance of general obligation bonds for the purpose of attracting large economic development projects to the State. These bonds may be issued, without further voter approval, for an amount not to exceed five percent (5%) of State general revenues collected during the most recent fiscal year. There is no constitutional limitation on the aggregate principal amount of revenue bonds that may be issued by the State and its agencies. All revenue bonds and notes are secured only by specific revenue streams and neither the general revenues of the State nor its full faith and credit are pledged to repayment.

Pursuant to the Revenue Stabilization Law, the General Assembly must enact legislation to provide for an allotment process of funding appropriations in order to comply with State law prohibiting deficit spending whereby spending is limited to actual revenues received by the State. The Governor may restrict spending to a level below the level of appropriations. Pursuant to the Revenue Stabilization Law, the General Assembly establishes three levels of priority for general revenue spending, levels "A," "B" and "C". Successive levels of appropriations are funded only in the event sufficient revenues have been generated to fully fund any prior level. Accordingly, appropriations made to programs and agencies are only maximum authorizations to spend. Actual expenditures are limited to the lesser of (i) moneys flowing into a program or agency's fund maintained by the Treasurer or (ii) the maximum appropriation by the General Assembly. Since State revenues are not collected throughout the year in a pattern consistent with program and agency expenditures, the Budget Stabilization Trust Fund, which receives one-half of interest earnings from State fund investments, has been established and is utilized to assure proper cash flow during any period. Other said interest earnings are utilized to supplement the State's capital construction program. However, such interest earnings are first pledged to the payment of certain bonds issued by or on behalf of certain state agencies.

The State operates under a biennial budgeting system with July 1, 2004 beginning the current biennium. The State ended fiscal 2004 in balance as required by the Revenue Stabilization Act. Net available general revenue growth for fiscal 2004 over fiscal 2003 was 9.0%.

                                     GEORGIA

The Georgia Constitution provides that the State may incur public debt of two types for public purposes: (1) general obligation debt and (2) guaranteed revenue debt. General obligation debt may be incurred to acquire, construct, develop, extend, enlarge or improve land, waters, property, highways, buildings, structures, equipment or facilities of the State, its agencies, departments, institutions and certain State authorities, to provide educational facilities for county and independent school systems, to provide public library facilities for county and independent school systems, counties, municipalities, and boards of trustees of public libraries or boards of trustees of public library systems, to make loans to counties, municipal corporations, political subdivisions, local authorities and other local government entities for water or sewerage facilities or systems, and to make loans to local government entities for regional or multijurisdictional solid waste recycling or solid waste facilities or systems. No general obligation debt may be incurred, however, when the highest aggregate annual debt service requirements for the then current year or any subsequent year for outstanding general obligation debt and guaranteed revenue debt, including any proposed debt, and the highest aggregate annual payments for the then current year or any subsequent fiscal year of the State under certain State contracts, exceed ten percent of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which the debt is to be incurred. In addition, no general obligation debt may be incurred with a term in excess of twenty-five years.

Guaranteed revenue debt may be incurred by guaranteeing the payment of certain revenue obligations issued by an instrumentality of the State to finance certain specified public projects. No guaranteed revenue debt may be incurred to finance water or sewage treatment facilities or systems when the highest aggregate annual debt service requirements for the then current year or any subsequent fiscal year of the State for outstanding or proposed guaranteed revenue debt for water facilities or systems or sewage facilities exceed one percent of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which any debt is to be incurred. In addition, the aggregate amounts of guaranteed revenue debt incurred to make loans for educational purposes that may be outstanding at any time cannot exceed $18 million, and the aggregate guaranteed revenue debt incurred to purchase, or to lend or deposit against the security of, loans for educational purposes that may be outstanding at any time cannot exceed $72 million.

As of June 30, 2004, the State's outstanding general obligation debt was $6,513,380,000. The State had outstanding at June 30, 2004, $753,015,000 of guaranteed revenue debt. In the 2004 Legislative Session, the General Assembly authorized and the Governor approved the issuance of $810,245,000 in aggregate principal amount of new general obligation debt and $300,000,000 of new guaranteed revenue debt, the proceeds of which are to be used for various planned capital projects of the State, its departments and agencies. In the 2004 Legislative Session, the General Assembly also de-authorized $40,400,000 in aggregate principal amount of previously authorized general obligation debt.

The Georgia Constitution also permits the State to incur public debt to supply a temporary deficit in the State Treasury in any fiscal year created by a delay in collecting the taxes of that year. Such debt must not exceed, in the aggregate, 5% of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which such debt is incurred. The debt incurred must be repaid on or before the last day of the fiscal year in which it is to be incurred out of the taxes levied for that fiscal year. No such debt may be incurred in any fiscal year if there is then outstanding unpaid debt from any previous fiscal year which was incurred to supply a temporary deficit in the State Treasury. No such debt has been incurred under this provision since its inception.

Virtually all of the issues of long-term debt obligations issued by or on behalf of the State of Georgia and counties, municipalities and other political subdivisions and public authorities thereof are required by law to be validated and confirmed in a judicial proceeding prior to issuance. The legal effect of a validation in Georgia is to render incontestable the validity of the pertinent bond issue and the security therefor.

The State of Georgia completed fiscal year 2004 with revenues slightly in excess of the amended budget and a modest amount of surplus that will be added to reserves. Unaudited 2004 net revenue collections of $14.6 billion represent an increase of 7.3% over the revenues collected in the previous year. When compared to actual year-end net revenue collections for fiscal year 2003, the original budget projection for revenue collections for fiscal year 2004 represented a projected growth rate of 11.2%. However, revenue collections were lower than expected during the fourth quarter of fiscal year 2003 and first quarter of calendar year 2004. If revenues do not grow as expected or decrease the State may experience an adverse change in its financial position which could result in a downgrading of the State's bonds.

From time to time, the State of Georgia is named as a party in certain civil actions. Depending on the outcome or disposition of these various legal actions, these lawsuits may adversely affect the financial position of the State of Georgia.

After reviewing the current status of all pending and threatened litigation with the State's counsel, the Georgia State Financing and Investment Commission believes that, while the outcome of litigation cannot be predicted, the final settlement of all lawsuits that have been filed and of any actions or claims pending or threatened against the State or its officials in such capacity are adequately covered by insurance or self-insurance reserves maintained by the State or will not have a material adverse affect upon the financial position or results of operations of the State.

                                    KENTUCKY

Because the Kentucky Constitution requires the vote of a majority of the state's electorate to approve the issuance of state general obligation indebtedness and until 1998 required the vote of two-thirds of a municipality's electorate to approve the issuance of general obligation indebtedness by any city, county, or other municipality within the state, most Kentucky state and local government indebtedness has been issued not as general obligation indebtedness but as either debt payable only from revenues produced by the particular project or as indebtedness subject to biennial, in the case of the state, or annual, in the case of a local government, legislative appropriation for the payment of debt service. Such appropriation- backed indebtedness is customarily issued in the form of lease revenue bonds by a public authority or public holding company which uses the proceeds of the bonds to finance the particular public project and leases the project to the state or local government pursuant to a lease renewable each fiscal biennium (in the case of the state) or each fiscal year (in the case of a local government). Failure of the lessee government to renew the lease would terminate the lessee's obligation to make further rental payments and would leave the bondholders with recourse only against the property which was subject to the lease and any other security pledged for the payment of the bonds. An amendment to the state constitution approved by the electorate in 1994 authorized the Kentucky General Assembly to enact legislation permitting local governments (exclusive of school districts) to issue general obligation indebtedness without voter approval but subject to prescribed limitations on the maximum amount of indebtedness that may be incurred based on the assessed value of the taxable property within the municipality and such additional limitations and conditions as may be prescribed by statute. The Kentucky General Assembly enacted such enabling legislation in 1996 and the Kentucky courts issued a final judgment in 1998 upholding the validity of the constitutional amendment. Beginning in 1998, local governments (exclusive of school districts) in Kentucky began to issue general obligation indebtedness under the authority of the constitutional amendment and the enabling legislation, in addition to or instead of lease revenue bonds.

Kentucky's economy, once dominated by coal, horses, bourbon and tobacco, has become increasingly diversified and now prominently includes the manufacturing of industrial machinery, automobiles and automobile parts, and consumer appliances. Kentucky's non-manufacturing industries have also grown considerably in the last decade, with strong gains in air transportation, health and business services, and retail trade. The state's parks, horse breeding, and racing industry, epitomized by the Kentucky Derby, play an important role in the state's expanding tourism industry.

During the past decade, manufacturing employment has declined in the entire U.S. but has grown in Kentucky. At the close of the Commonwealth of Kentucky's fiscal year ended June 30, 2004 (FY04), 14.8% of the state's total non-agricultural employment was in the manufacturing sector compared to 9.8% nationally. Kentucky experienced growth in total non-agricultural employment of 1.1% during FY04, compared to an increase of 1.0% nationally. Personal income, the broadest measure of economic performance, grew 4.8% in Kentucky during FY04 compared to 4.7% nationally.

                                    LOUISIANA

Article VII, Section 6(F) of the Louisiana State Constitution requires the Legislature to limit the amount of net state tax supported debt ("NSTSD") that may be issued in any fiscal year and further requires that by Fiscal Year 2003-2004 and thereafter, debt service payments on NSTSD not exceed 6% of General Fund and dedicated funds revenues established by the Revenue Estimating Conference (the "Conference"). The limitation for Fiscal Year 2003-2004 is 6%.

All Louisiana State general obligations and certain bonds of State agencies, boards and commissions that are secured by the full faith and credit of the State, are payable from the Bond Security and Redemption Fund and enjoy a first lien and privilege upon monies in the Bond Security and Redemption Fund. Article VII, Section 9(B) of the State Constitution gives constitutional status to the Bond Security and Redemption Fund and further provides that, subject to contractual obligations existing on the effective date of the State Constitution (January 1, 1975), all State money deposited in the State Treasury is to be credited to the Bond Security and Redemption Fund, except money received as the result of grants or donations or other forms of assistance when the terms thereof require otherwise.

The State's General Fund ended the 2002-2003 (the latest for which official amounts are available) with an undesignated fund balance of approximately $18,330,000. This is an improvement from a $34 million deficit from the prior fiscal year. Virtually the entire balance is the result of securities being marked to market as the result of GASB 31.

The five year base line projection received by the Joint Legislative Committee on the Budget on September 24, 2004, projects a budget shortfall of $844 million for fiscal year 2005-2006. Revenues are expected to increase by $16.3 million or 0.2%. The continuation level of expenditures for Fiscal Year 2005-2006 is $860.3 million or 12.58% greater than the existing operating budget of Fiscal Year 2004-2005. Significant expected expenditure increases are: Medicaid, $540.4 million; Minimum Foundation Program, $88.5 million, inflation, $25 million; group insurance, $28.9 million; merit pay increases, $37.6 million, State public hospital funding, $83.2 million; higher education library and scientific acquisitions, $12.1 million; two year technical college growth, $11.9 million; and road and bridge hazard settlement and/or judgments, $42.7 million. Recently released information by officials with the State Budget Office projected a deficit of $969 for fiscal year 2006-20007 and $1.1 billion for fiscal year 2007-2008.

Higher oil and gas prices are translating into $95 million to $125 million more in state net mineral revenue for the current fiscal year than had been forecast previously. Approximately $45 million of that amount can be captured for the current year's budget, with the remaining amount required to be deposited into the state's rainy day fund. The state's rainy day fund currently has a balance of $240 million, prior to the anticipated deposit from the excess state net mineral revenue. The state's governor has said that she is willing to consider changing state law so that mineral revenue windfalls in the future can put more money directly into the general fund rather than into the rainy day fund.

                                    MARYLAND

THE STATE AND ITS ECONOMY. According to the 2000 Census, Maryland's population in that year was 5,296,486, an increase of 9.4% from the 1990 Census. The population was estimated at 5,508,909 in 2003. Maryland's population is concentrated in urban areas. Approximately 89.7% of Maryland's population live in the densely populated corridor between Baltimore and Washington, D.C. Per capita income in 2003 was $37,331 in Maryland, compared to the national average of $31,632 in that year. Total personal income has grown at an average annual rate of 3.9% since 1994, marginally higher than the national average.

Maryland's economy is more reliant on the service and government sectors than the nation as a whole while the manufacturing sector is much less significant than it is nationwide. Maryland's economy is particularly sensitive to changes in federal employment and spending. The percentage of personal income earned from federal and military employment in 2002 was 9.0% for Maryland residents, compared to 3.4% nationwide. According to the United States Bureau of Labor Statistics, the unemployment rate was 4.1% in Maryland and 5.4% nationally in September 2004. The continued slow recovery in the national and local economies could cause unemployment in Maryland to increase in the coming months.

STATE FISCAL INFORMATION. The Maryland Constitution requires the State to enact a balanced budget for each of its fiscal years, which run from July 1 to June
30. Maryland ended fiscal year 2003 with a $122.7 million general fund balance on a budgetary basis and $490.2 million in the Revenue Stabilization Account of the State Reserve Fund. The Revenue Stabilization Account provides financial support for future needs and is intended to reduce the need for future tax increases. However, the State can move some of those funds to cover other areas of its budget, so the actual balances may be lower in the future. As described below, over the last few years, the State has experienced revenues lower than budgeted and has needed to make transfers from the State Reserve Fund and the State's Transportation Trust Fund, in addition to enacting cuts in expenditures. Although recent increases in tax revenues have somewhat reduced the projected budget shortfalls, the State most likely will face a gap between revenues and spending for the upcoming fiscal year.

2003 FISCAL YEAR AND BUDGET. On April 4, 2002, the General Assembly, which is the legislative branch of the State government, approved the budget for the 2003 fiscal year. That budget included, among other things: (i) funds dedicated to the debt service on the State's general obligation bonds in an amount sufficient to avoid an increase in the State's property tax; (ii) $49.6 million for capital projects; (iii) $3.6 billion in aid to local governments; (iv) $181 million to the Revenue Stabilization Fund; and (v) net general fund deficiency appropriations of $171.7 million for fiscal year 2002, including $140.9 million for the Department of Health and Mental Hygiene, $30 million to the Revenue Stabilization Fund, a reduction of $9.6 million to the Dedicated Purpose Fund of the State Reserve Fund, and a reduction of $9.5 million in aid to local governments. The budget did not provide funding for an employee cost-of-living allowance, it decreased the State subsidy for the employee prescription drug plan, and it limited funding for merit increases for State employees.

As part of the fiscal year 2003 budget plan, the General Assembly enacted the Budget Reconciliation and Financing Act, which authorized transfers and funding changes resulting in increased general fund revenues and decreased general fund appropriations. The Act provided for transfers of various fund balances in fiscal year 2002 of $281 million. In addition, the Act provided for transfers of various fund balances totaling $85.2 million in fiscal year 2003, revenue increases and adjustments, and reductions to required fiscal year 2003 expenditures. The Act uncoupled the State income tax from certain federal income tax changes.

Changes made by the Act resulted in reduced levels of required funding in certain areas, including the adoption of the "corridor" method of funding the State's contribution to its pension and retirement system. Under this method, the rate remains fixed as long as the funding level of the systems remains within the corridor of 90% - 110% of full funding. The funding levels and formulae for community colleges, non-public colleges, and tourism were reduced. The adoption of the "corridor" method could reduce the State's contributions to the pension and retirement system, resulting in incomplete funding.

Separate legislation enacted by the 2002 General Assembly increased the tobacco tax effective June 1, 2002. For fiscal year 2003 only, $80.5 million in revenues from that increase was dedicated to the fiscal year 2003 cost of certain public school enhancements enacted in 2002; additional revenues generated by the tobacco tax increase go to the General Fund. Early in fiscal year 2003, it appeared that revenues would be less than projected when the budget was enacted, prompting a proposal for reductions from the Governor. In December 2002, revenue estimates resulted in a $344.2 million reduction in the amount of general fund revenues compared with the estimates on which the 2003 budget was based. Revenue estimates for 2003 were further reduced by $106.1 million in March 2003.

On April 5, 2003, the General Assembly approved the budget for fiscal year 2004. That budget included, among other things: (i) sufficient funds to the State's retirement and pension system to remain within the "corridor" method of funding;
(ii) $9.4 million for capital projects; (iii) $3.8 billion in aid to local governments, reflecting full funding of the public school enhancements enacted at the 2002 Session of the General Assembly; and (iv) general fund deficiency appropriations of $86.4 million for fiscal year 2003. The 2004 budget funded all fiscal year 2004 debt service on the State's general obligation bonds entirely with special funds, primarily from State property tax revenues, thus not requiring the use of any general funds to pay debt service on the State's general obligation bonds. Finally, it required an increase in the fiscal year 2004 State property tax rate, which was increased to 13.2 cents per $100 of assessed value from 8.4 cents. The 2004 budget continued a hiring freeze implemented in fiscal year 2002 and eliminated over 1,800 vacant positions; it did not include funds for employee cost of living adjustments, merit increases or performance bonuses.

As part of the fiscal year 2004 budget plan, the General Assembly enacted the Budget Reconciliation and Financing Act of 2003, which authorized transfers and funding changes resulting in increased general fund revenues and decreased general fund appropriations. The 2003 Act provided for transfers of various fund balances in fiscal year 2003 of $416.1 million, as well as $375.9 million of transfer in fund balances, $60.7 million in appropriation reductions and $163.0 million in revenue increases.

The Governor vetoed separate tax legislation passed by the General Assembly that would have increased general fund revenues by an estimated $135.6 million. The legislation would have imposed a temporary 10% corporate income tax surcharge and a 2% insurance premium tax on health maintenance organizations and Medicaid managed care organizations and other changes to State corporate income taxation. The General Assembly did not pass legislation providing for video lottery terminals.

When the 2004 budget was enacted, it was anticipated the general fund balance at June 30, 2004, would be $33.9 million. In addition, the fiscal year end balance in the Revenue Stabilization Account was estimated to be $500.1 million, equal approximately to 5.0% of estimated general fund revenues.

SUBSEQUENT EVENTS. The United States Congress enacted the Jobs and Growth Tax Relief Reconciliation Act of 2003, which provided an estimated $333.3 million of additional federal assistance to Maryland in fiscal years 2003 and 2004. A $123.5 million portion of that assistance permitted the State to end fiscal year 2003 with a general fund balance on a budgetary basis of $122.7 million; the balance was available for fiscal year 2004 expenditures and to offset the revenues that were vetoed and reductions in fiscal year revenues. In addition to the general fund balance, the State ended fiscal year 2003 with $490.2 million in the Revenue Stabilization Account.

In planning the fiscal year 2005 budget requirements, however, the State estimated a gap in the range of $800 million to $1 billion between projected revenues and current services expenditure levels. The Governor planned expenditure reductions in fiscal year 2004 to mitigate the severity of the adjustment that would be needed to balance the fiscal year 2005 budget. In anticipation of those reductions, the Governor reserved $655.1 million of fiscal year 2004 appropriation, representing approximately 10% of most discretionary spending programs. On July 30, 2003, a $204.3 million reduction in general fund appropriations was approved; the remaining portions of funds held in reserve were released by the Governor in late August, 2003. As a result of these measures, among other things, the State estimates that the general fund balance at June 30, 2004, was $230.4 million, in addition to $496.7 million in the Revenue Stabilization Account.

2005 BUDGET. On April 12, 2004, the General Assembly approved the budget for the 2005 fiscal year. The budget includes, among other things: (i) sufficient funds to the State's retirement and pension system to maintain within the "corridor" method of funding; (ii) $1.2 million for capital projects; (iii) $4.1 billion in aid to local governments from general funds reflecting full funding of mandatory public school enhancements enacted at the 2002 Session of the General Assembly; and (iv) general fund deficiency appropriations of $90.2 million for fiscal year 2004. The 2005 budget as enacted funds all fiscal year 2005 debt service on the State's general obligation bonds entirely with special funds, primarily from State property tax revenues. In addition to $255.2 million of fund transfers, the 2005 budget provides for a reduction in expenditures to local schools of $29.7 million and an increase in revenues of $119.0 million (net of a $6.8 million reduction projected from the reestablishment of a tax credit program). These revenue increases include $43.9 million from decoupling from certain provisions of the federal tax code, $38.6 million from the imposition of a tax at rate equal to the lowest county income tax rate on individuals who are subject to State but not county income tax, $15.4 million from the continuation of the reduced sales and use tax vendor collection credit, and $27.9 million from legislation designed to prevent the use of out-of-state subsidiaries to shelter income from Maryland corporate income tax. Although the State considered gaming alternatives, the General Assembly did not pass legislation providing for video lottery terminals. The 2005 budget continues the hiring freeze and eliminates a further 520 positions, but provides for a limited flat-rate salary increase for each employee. These revenue increases included $59.4 million in corporate filing fees; $52.0 million from changes to withholding schedules; and $43.3 million from tax compliance-type measures. As part of the fiscal year 2005 budget plan, the General Assembly enacted the Budget Reconciliation and Financing Act of 2004 legislation that authorizes various transfers and funding changes resulting in increased general fund revenues and decreased general fund appropriations.

It is currently estimated that the general fund balance on a budgetary basis at June 30, 2005, will be approximately $87.4 million. In addition, it is estimated that the balance in the Revenue Stabilization Account of the State Reserve Fund will be $519.6 million, equal to approximately 4.9% of estimated general fund revenues.

STATE-LEVEL MUNICIPAL OBLIGATIONS. Neither the Constitution nor general laws of Maryland impose any limit on the amount of debt the State can incur. However, Maryland's Constitution prohibits the creation of State debt unless it is authorized by a law that provides for the collection of an annual tax or taxes sufficient to pay the interest when due and to discharge the principal within 15 years of the date of issuance. Taxes levied for this purpose may not be repealed or applied to any other purpose until the debt is fully discharged. These restrictions do not necessarily apply to other issuers within the State. The General Assembly, by separate enabling act, typically authorizes a particular loan for a particular project or purpose. Beginning with its 1990 session, the General Assembly has annually enacted a Maryland Consolidated Capital Bond Loan Act, or "capital bond bill," that within a single enabling act authorizes various capital programs administered by State agencies and other projects for local governments or private institutions. The Board of Public Works authorizes State general obligation bond issues and supervises the expenditure of funds received therefrom, as well as all funds appropriated for capital improvements other than roads, bridges and highways. Maryland had $5.4 billion of State tax-supported debt outstanding at March 31, 2004.

The public indebtedness of the State of Maryland and its agencies can generally be divided into the following categories: 1.) the State and various counties agencies and municipalities of the State, issue general obligation bonds payable from ad valorem taxes; 2.) The Department of Transportation of Maryland issues limited, special obligation bonds for transportation purposes payable primarily from specific excise taxes and other revenues related mainly to highway use. Holders of these bonds are not entitled to look to any other sources of payment. 3.) The Maryland Stadium Authority issues limited special-obligation bonds and notes to finance stadiums and conference centers, payable primarily from lease rentals, sports, lottery and other revenues; 4.) Certain other State units, such as Maryland's university systems as well as several local governments, payable solely from specific non-tax revenue streams of the borrowers, including loan obligations from nonprofit organizations, companies or other private entities, and for which the State issuing authority or local government has no liability and has given no moral obligation assurance; and 5). the State, its agencies and departments and the various localities also enter into municipal leases, installment purchase, conditional purchase sales-leaseback and similar transactions. Such arrangements are not general obligations to which the issuing government's taxing power is pledged but are ordinarily backed by the issuer's covenant to budget for, appropriate and make the payments due. Such arrangements generally contain "non-appropriation" clauses which provide that the issuing government has no obligation to make payments in future years unless money is appropriated for such purpose on a yearly basis.

Although the State has the authority to make short-term borrowings up to a maximum of $100 million in anticipation of taxes and other receipts, in the past 20 years the State has not issued short-term tax anticipation notes or made any other similar short-term borrowings for cash flow purposes. The State has not issued bond anticipation notes except in connection with a State program to ameliorate the impact of the failure of certain State-chartered savings and loan associations in 1985; all such notes were redeemed without the issuance of debt.

OTHER ISSUERS OF MUNICIPAL BONDS. Maryland can be divided into 24 subdivisions, comprised of 23 counties plus the independent City of Baltimore. Some of the counties and the City of Baltimore operate pursuant to the provisions of charters or codes of their own adoption, while others operate pursuant to State statutes. As a result, not all localities in Maryland follow the debt-authorization procedures outlined above. Maryland counties and the City of Baltimore typically receive most of their revenues from taxes on real and personal property, income taxes, miscellaneous taxes, and aid from the State. Their expenditures include public education, public safety, public works, health, public welfare, court and correctional services, and general governmental costs. Although some of these localities have received ratings of AAA from rating agencies, these ratings are often achieved through insurance, and other issuers within Maryland have received lower ratings.

Many of Maryland's counties have established subsidiary agencies with bond-issuing powers, such as sanitary districts, housing authorities, parking revenue authorities and industrial development authorities. Many of the municipal corporations in Maryland have issued general obligation bonds. In addition, all Maryland municipalities have the authority under State law to issue bonds payable from payments from private borrowers. All of these entities are subject to various economic risks and uncertainties, including the risks faced by the Maryland economy generally, and the credit quality of the securities issued by them varies with the financial strengths of the respective borrowers. Local governments in Maryland receive substantial aid from the State for a variety of programs, including public school construction and discretionary grants. However, the continued shortfall in State aid to local governments has required some Maryland counties to find creative sources of revenue. The actual and projected budget shortfalls at the State level, and other future events, might require further reductions in or the discontinuation of some or all aid payments to local governments. Any such cutback in State aid will adversely affect local economies.

RISKS AND UNCERTAINTIES. Generally, the primary default risk associated with government obligations is the nonpayment of taxes supporting such indebtedness. In addition, certain debt obligations in the Eaton Vance Maryland Municipals Fund may be obligations of issuers other than the State of Maryland, such as those listed above. Although the State of Maryland regularly receives the highest ratings from ratings agencies, local governments and other issuers may have higher debt-to-assessment ratios, and/or greater credit risk, than the State itself, and as a result may be unable to repay the State on the underlying indebtedness. Other obligations are issued by entities which lack taxing power to repay their obligations, such as industrial development authorities and housing authorities. Certain debt may be obligations which are payable solely from the revenues of private institutions within one industry, such as health care. The default risk may be higher for such obligations, since the decline in one industry could impede repayment.

While there are signs that the national economy is slowly recovering, the Federal Reserve has commenced raising short-term interest rates and gasoline prices are high. The resulting effects of higher interest rates and gasoline prices on spending by consumers and borrowing by businesses and individuals is difficult to predict. Furthermore, Maryland's economy is unusually dependent on the federal government and the service sector because a large percentage of Maryland residents are employed in those fields. In addition, a significant proportion of Maryland's revenues comes from the federal government, both in direct aid and through federal payment for goods and services provided by Maryland businesses and local governments. A particularly show recovery in the service sector, federal jobs, or funds available to Maryland could continue to create budget difficulties at the State and local level. Maryland's small businesses, which make up a significant part of Maryland's economy, are particularly vulnerable. A slow recovery may generate insufficient income tax and sales tax revenues, which are important components of the State's budgeted revenues. These trends could force Maryland to further decrease spending, cut employment, raise taxes or take other measures to balance its budget. These and other factors will also affect the county and local economies in Maryland, and to the extent they stress the State's budget, such factors will diminish the amount of State aid available to local jurisdictions.

Finally, recent national and international developments could have a materially adverse effect on the economy in Maryland. Governments and businesses could incur costs in replacing employees who are called to serve in the armed forces. Layoffs and cutbacks in the transportation and tourism industries could increase unemployment in Maryland, and declines in related industries could hamper Maryland's economy. Baltimore and other municipalities, many of which were already experiencing fiscal pressures due to the slowing economy and other factors, continue to need funds to cover anti-terrorism costs. However, we cannot assure you that such funds will be available; if such funds are unavailable, these jurisdictions could face economic difficulties in the future. Economic factors affecting the State will also affect the counties and the City of Baltimore, as well as agencies and private borrowers. In particular, local governments depend on State aid, and any cutbacks in such aid required to balance the State budget could adversely affect local budgets. If negative trends continue, Maryland's State and local governments might need to take more drastic measures, such as increasing taxes, to balance their budgets.

                                    MISSOURI

The following information is a brief summary of some of the factors affecting the economy in the State of Missouri and does not purport to be a complete description of such factors. This summary is based on publicly available information and forecasts.

REVENUE AND LIMITATIONS THEREON. Article X, Sections 16-24 of the Constitution of Missouri (the "Hancock Amendment") imposes limitations on the amount of State taxes which may be imposed by the General Assembly of Missouri (the "General Assembly") as well as on the amount of local taxes, licenses and fees (including taxes, licenses and fees used to meet debt service commitments on debt obligations) which may be imposed by local governmental units (such as cities, counties, school districts, fire protection districts and other similar bodies) in the State of Missouri in any fiscal year.

The State limit on taxes is tied to total State revenues determined in accordance with the formula set forth in the Hancock Amendment, which adjusts the limit based on increases in the average personal income of Missouri for certain designated periods. The details of the Hancock Amendment are complex and clarification from subsequent legislation and further judicial decisions may be necessary. Generally, if the total State revenues exceed the State revenue limit imposed by Section 18 of Article X by more than one percent, the State is required to refund the excess. The State revenue limitation imposed by the Hancock Amendment does not apply to taxes imposed for the payment of principal and interest on bonds, approved by the votes and authorized by the Missouri Constitution. The revenue limit also can be exceeded by a constitutional amendment authorizing new or increased taxes or revenue adopted by the voters of the State of Missouri.

The Hancock Amendment also limits new taxes, licenses and fees and increases in taxes, licenses and fees by local governmental units in Missouri. It prohibits counties and other political subdivisions (essentially all local governmental units) from levying new taxes, licenses and fees or increasing the current levy of an existing tax, license or fee without the approval of the required majority of the qualified voters of that county or other political subdivision voting thereon.

When a local government unit's tax base with respect to certain fees or taxes is broadened, the Hancock Amendment requires the tax levy or fees to be reduced to yield the same estimated gross revenue as on the prior base. It also effectively limits any percentage increase in property tax revenues to the percentage increase in the general price level (plus the value of new construction and improvements), even if the assessed valuation of property in the local governmental unit, excluding the value of new construction and improvements, increases at a rate exceeding the increase in the general price level.

INDUSTRY AND EMPLOYMENT. Missouri has a diverse economy with a distribution of earnings and employment among manufacturing, trade and service sectors closely approximating the average national distribution. Missouri characteristically has had a pattern of unemployment levels equal to or lower than the national average. A pattern of high unemployment could adversely affect the Missouri debt obligations acquired in the trust and, consequently, the value of the units in the trust.

The Missouri portions of the St. Louis and Kansas City metropolitan areas collectively contain over 50% of Missouri's 2000 population census of 5,595,211. Economic reversals in either of these two areas would have a major impact on the overall economic condition of the State of Missouri. Additionally, the State of Missouri has a significant agricultural sector which is experiencing farm-related problems comparable to those which are occurring around the nation. To the extent that these problems were to intensify, there could possibly be an adverse impact on the overall economic condition of the State.

Governmental contract and defense related business plays an important role in Missouri's economy. There are a large number of civilians employed at various military installations and training bases in the state. In addition, aircraft and related businesses in Missouri are the recipients of substantial annual dollar volumes of defense contract awards. There can be no assurances that there will not be further changes in the levels of military or defense appropriations, and, to the extent that further changes in appropriations are enacted by the United States Congress, Missouri could be affected disproportionately. It is impossible to determine what effect, if any, continued consolidation in the defense-related industries will have on the economy of the State. However, any shift or loss of production operations now conducted in Missouri could have a negative impact on the economy of the State.

STATE BUDGET CONSIDERATIONS. The State of Missouri has experienced revenue declines as a result of the overall economic state of the country over the past several fiscal years. As a result of reduced tax receipts, the State was faced with a significant budgetary shortfall in the fiscal year ending June 30, 2004 which it was able to balance through the use of a one-time revenue bond issuance of $387.5 million to fund various capital improvement projects throughout the State, $900 million in spending cuts and the elimination of approximately 1,000 state jobs. In addition to those cuts, the Governor of the State withheld funding of approximately $250 million to the State Department of Higher Education and the State Department of Elementary and Secondary Education in order to ensure that expenditures would not exceed revenue receipts as mandated by the State's constitution. A significant portion of the withheld funds was able to be released following increased tax collections during fiscal year 2004. Through the first five months of fiscal year 2004, State revenue receipts have exceeded estimates and exceeded collections during the same months in fiscal year 2004. It is impossible to determine whether the increase in the State's revenue collection will continue or what impact on the economy of the State would occur if the State's actual collections are less than expected.

                                 NORTH CAROLINA

North Carolina's major economic sectors are services, agriculture, trade, manufacturing and tourism. The State's estimated population as of July 1, 2004 was 8,495,524. Total non-agricultural employment accounted for approximately 3,858,000 jobs in July 2004. The largest single segment of jobs was approximately 2,992,000 jobs in the service-providing sector. Based on data from the North Carolina Department of Commerce, the State ranked 11th nationally in non-agricultural employment and 8th nationally in manufacturing employment. Over the past several decades as the State's economy has become less dependent upon agriculture and manufacturing, the service-providing sector of the economy has grown and, as a result, per capita income has significantly increased. According to the United States Department of Commerce, Bureau of Economic Analysis and the State Office of Budget and Management, during the period from 1990 to 2004, per capita income in the State grew from $17,295 to an estimated $28,000, an increase of almost 62%.

North Carolina's seasonally adjusted unemployment rate in August 2004 was 5.0%, down from 5.1% in July 2004. The national rate was 5.4% in August 2004, down from 5.5% in July 2004. The current North Carolina rate represents an improvement from one year ago when the unemployment rate was 6.5%. The State's labor force was 4,182,575 in August 2004, an increase of 8,972 from the previous month. From January 1990 to August 2004, according to the North Carolina Employment Security Commission, the seasonally-adjusted labor force increased 21.5%.

BUDGET PROCESS. The State Constitution requires that the total expenditures of the State for the fiscal period covered by the budget not exceed the total of receipts during the fiscal period and the surplus remaining in the State Treasury at the beginning of the period. The Executive Budget Act, adopted by the General Assembly in 1925, sets out the procedure by which the State's budget is adopted and administered, and requires the adoption of a balanced budget. The total State budget is supported from four primary sources of funds: (1) General Fund tax and non-tax revenue; (2) Highway Fund and Highway Trust Fund tax and non-tax revenue; (3) federal funds and (4) other receipts, generally referred to as departmental receipts. Federal funds comprise approximately 28.5% of the total State budget. The largest share of federal funds is designated to support programs of the Department of Health and Human Services such as income maintenance, vocational rehabilitation, and public health. The other major recipients of federal funds are public schools, universities, community colleges and transportation, including highway construction and safety.

STATE REVENUES AND EXPENDITURES. The State ended fiscal year 2003-2004 with an over-collection of revenues of $242.4 million which was 1.7% of the budgeted revenue forecast. The major tax categories that exceeded the budgeted forecast were Individual Income (1.1%), Corporate Income (9.2%), and Sales and Use Tax (4.1%). In addition, unexpended appropriation or reversions of $159 million were realized and the State received $136.9 million in federal fiscal relief in October 2003. Therefore, the State fiscal year 2003-2004 closed out with a $289.4 million unreserved fund balance after transferring $116.7 million to the Rainy Day Fund and $76.8 million to the Repair and Renovation Reserve.

The 2003 General Assembly adopted a balanced budget for the 2003-2005 biennium. The 2004 Short Session of the General Assembly made few changes to the revenue provisions adopted in the 2003 Session. The final budget for fiscal year 2004-2005 is $15,918.4 million. Overall General Fund operating and capital appropriations are 7.1% greater in fiscal year 2004-2005 than in fiscal year 2003-2004. The budget continues the State sales and use tax rate at 4.5% and the 8.25% income tax bracket for fiscal year 2004-2005, diverts a portion of the national tobacco settlement payments, and uses monies left over at the end of the fiscal year.

As of March 18, 2004, general obligations of the State of North Carolina were rated Aa1 by Moody's and AAA by S&P. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions.

                                     OREGON

At September 1, 2004, approximately $4.2 billion in general obligation bonds issued by the State of Oregon and its agencies and instrumentalities were outstanding, including approximately $1.2 billion in general obligation bonds supported by the budget for the State's general fund and $3.0 billion of self-supporting general obligation bonds. The State's self-supporting general obligation bonds include approximately $862 million of State veteran's bonds, which, in the event of poor economic conditions resulting in an increased number of mortgage defaults, could cease to be self-supporting.All of the outstanding general obligation bonds of the State have been issued under specific State constitutional provisions that authorize the issuance of such bonds and provide authority for ad valorem taxation to pay the principal of, and interest on such bonds. With the exception of the veteran's bonds (for which no more than two mills on each dollar valuation may be levied to pay principal and interest) and pension obligation bonds and bonds issued to finance certain improvements to public buildings (which may not be paid from property taxes), the authority of the State to tax property for the payment of its general obligation bonds is unlimited. Since at least 1950, the State has not imposed ad valorem tax for the payment of any of its obligations because other revenues, including those generated by the self-supporting bonds, have been sufficient.

In addition to general obligation bonds, various state statutes authorize the issuance of State revenue bonds. These limited obligations of the State or its agencies or instrumentalities may be payable from a specific project or source, including lease rentals. As of September 1, 2004, there were approximately $2.7 billion of revenue bonds outstanding. The State is not authorized to impose ad valorem taxes on property for the payment of principal and interest on these bonds, so they are more sensitive to changes in the economy. There can be no assurance that future economic problems will not adversely affect the market value of Oregon obligations held by the Portfolio or the ability of the respective obligors (both private and governmental) to make required payments on such obligations.

Units of local government (including cities, counties, school districts and various types of special purpose districts), each of them a municipal corporation separate from the State, rely on various combinations of property tax revenues, local income taxes, user fees and charges and State assistance. As of December 31, 2003, units of local government in Oregon had approximately $16 billion in obligations outstanding, including approximately $5.6 billion in general obligation bonds, $6.6 billion in revenue bonds and $187 million in certificates of participation.

Oregon does not have a sales tax. As a result, State tax revenues are particularly sensitive to economic recessions. The principal source of State tax revenues are personal income and corporate income taxes. For 2003-2005 biennium, approximately 92% of the State's general fund revenues came from combined income taxes and corporate income and excise taxes.

The Oregon state constitution reserves to the people the initiative power to amend the constitution and state statutes by placing measures on the general election ballot. In the November, 2004 general election, Oregon voters approved Measure 37, which entitles certain landowners to compensation for the decline in market value of their property as a result of certain land use regulations. Although the State has reported that it is unable to predict the financial impact of Measure 37, Measure 37 could have a substantial negative effect on the State and certain units of local government that make and enforce Oregon's land use laws.

The 2003 State Legislative Assembly enacted certain changes to the Oregon Public Employees Retirement System (PERS). These changes have been challenged in several lawsuits which are now pending before the Oregon Supreme Court and federal court. If the plaintiffs prevail, State and local governments may need to increase taxes, reduce other expenditures or increase bonded indebtedness to cover unfunded liabilities to PERS.

According to the September 2004 Economic and Revenue Forecast prepared by the State Office of Economic Analysis, the Oregon economy is expected to be pulled along with the growing national economy. Employment is expected to rise by 2.0% in 2004, ending a three year string of job losses. Job growth is forecast at 2.3% in 2005 and 1.9% in 2006. The rate of personal income growth, which increased sharply in 2003, is expected to be at 5.5% in 2005 and 6.1% in 2006. Major risks facing the Oregon economy include geopolitical risks, rising regional energy prices, weaknesses in financial markets, a negative outcome in the PERS litigation and weakness in the recovery rates for semiconductor, software and communications sectors.

                                 SOUTH CAROLINA

The South Carolina Constitution requires the General Assembly to enact an annual balanced budget. In the event of a budget deficit, such deficit must be accounted for in the succeeding fiscal year. State budgetary statutes further provide that (i) the State Budget and Control Board may, if a deficit appears likely, effect such reductions in appropriations as may be necessary to prevent a deficit, (ii) annual increases in State appropriations may not exceed the average growth rate of the economy of the State, (iii) that the annual increase in the number of State employees may not exceed the average growth of the population of the State, and (iv) a General Reserve Fund ("Rainy Day" fund) must be maintained in an amount equal to 3% of Budgetary General Fund revenue for the latest fiscal year and monies from the General Reserve Fund may be withdrawn only for the purpose of covering operating deficits. The State is also required by its constitution to maintain a Capital Reserve Fund as a recurring appropriation equal to 2% of the Budgetary General Fund revenue.

The State began fiscal year 2003-2004 with a budget deficit of $177 million. In August, 2003, the State Board of Economic Advisors (BEA) forecast that the Budgetary General Fund revenues would be $5.38 billion. Budgeted appropriations at the start of the 2003-2004 fiscal year were $5.49 billion. This would have resulted in an increased deficit. However, for the 2003-2004 fiscal year, the State realized increased collections as compared to the prior fiscal year for sales, individual and corporate income taxes. This factor combined with legislative budgetary action allowed the state to technically eliminate the accumulated budgetary fund deficit and begin to restore funds previously borrowed from other state funding sources during prior fiscal years. By June 30, 2004 (the end of the 2003-2004 fiscal year), actual revenue was $5.12 billion. The 2004-2005 appropriations act contained $5.22 billion in expenditures.

For the 2002-2003 fiscal year, the state realized its second consecutive year of substantially decreased revenues, primarily attributable to the continuing economic slowdown and the resulting lower than expected levels of income tax and sales tax collections. Due to the reduced revenue projections, by February 2003 the Budget and Control Board (BCB) applied $101.6 million of Capital Reserve fund, and cut $416.5 million in state agency spending for a combined savings of $518 million. By June 30, 2003 (the end of the 2002-2003 fiscal year), actual revenue was only $4.97 billion, resulting in a $22 million budget deficit for fiscal year 2002-2004, and an accumulated budget deficit of $177 million. As of October 15, 2003, the BEA estimated revenues for fiscal 2003-2004 to be approximately $4.99 billion.

The State's General Reserve ("Rainy Day") Fund began the fiscal year 2003-2004 with a zero balance, but finished the fiscal year with $25.15 million and received another $50 million from the appropriations act. After the appropriation, the Reserve Fund contained $75.15 million. The State Constitution and the Fiscal Discipline Act of 2004 require the General Reserve be restored to full funding (3% of the General Fund revenues for the latest completed fiscal year) or approximately $153 million based on the 2004 close) within three years. The Act also limits general fund appropriations growth to 3% per year for fiscal years through 2008-2009.

                                    TENNESSEE

In 1978, the voters of the State of Tennessee approved an amendment to the State Constitution requiring that (1) the total expenditures of the State of any fiscal year shall not exceed the State's revenues and reserves, including the proceeds of debt obligations issued to finance capital expenditures and (2) in no year shall the rate of growth of appropriations from State tax revenues exceed the estimated rate of growth of the State's economy. That amendment also provided that no debt obligation may be authorized for the current operation of any State service or program unless repaid within the fiscal year of issuance. The State's fiscal year runs from July 1 through June 30.

In response to public demand for better public education throughout the State, the 1992 Tennessee General Assembly temporarily raised the State sales tax by 0.5% to 6%, effective April 1, 1992. This increase became permanent as a result of the 1993 legislative session. The 2002 Tennessee General Assembly passed the Tax Reform Act of 2002, introducing a variety of tax increases to fund State government. Specifically, the bill increased the State sales tax on most non-food items from 6% to 7% effective July 15, 2002, and allows for a maximum combined state and local sales tax rate of 9.75%. Additionally, the bill increased the state excise tax from 6% to 6.5%, increased the business tax rate 50% effective September 2002, raised the rates of professional privilege taxes, increased taxes on alcoholic beverages and tobacco products, and broadened the existing coin-amusement tax. The changes are expected to generate an estimated $938 million in annual tax revenue.

The Legislature also authorized the placement of a lottery referendum on the November 2002 ballot. On November 5, 2002, Tennessee citizens voted to remove the State constitutional prohibition on lotteries, granting the General Assembly the authority to create a lottery, and newly-elected Governor Phil Bredesen signed the legislation into law on June 11, 2003, creating the Tennessee Lottery. The constitutional amendment provides that lottery profits may only be used to fund college loans and scholarships, capital outlay projects for K-12 education facilities and early learning and after school programs. The Tennessee Advisory Commission on Intergovernmental Relations estimated that the State would realize profits from a lottery of $282 million based on patterns exhibited by mature lotteries in other states, though it is warned that lottery revenues are difficult to predict. According to the Tennessee Comptroller of the Treasury, lottery revenues are highly volatile, and some research suggests that though there may be rapid initial growth in revenue generated from lotteries, such growth is often followed by years of stagnant or declining revenue.

Despite these changes, the State of Tennessee faces a recurring budget crisis. Tennessee does not presently impose an income tax on personal income and relies primarily on the sales tax for revenue. In recent years, the General Assembly has considered, but did not pass, income tax legislation. Again, in 2002, the Legislature debated, but did not pass, income tax legislation. Since 1999, Tennessee's budget has fallen short of annual projections, and the recurring budget crisis could lead to further financial difficulties for the state. Tennessee's economic conditions showed marked improvement in 2003 over 2002, however, linked largely to positive job growth in the services area, though manufacturing jobs remain battered. Tennessee has not been able to generate positive net growth in manufacturing since 1998.

The Tennessee economy generally tends to rise and fall in a roughly parallel manner with the U.S. economy. Like the U.S. economy, the Tennessee economy entered recession in the last half of 1990 which continued throughout 1991 and into 1992 as the Tennessee indexes of coincident and leading economic indicators trended downward throughout the period. However, the Tennessee economy gained strength during the latter part of 1992 and this renewed vitality steadily continued through 1993, 1994 and into 1995. During the latter half of 1995 and throughout calendar year 1996, the State's economy generally became inconsistent in its performance. In 1997 the State's economy began to reaccelerate, but it slowed beginning in 1998, with only modest economic gains through 2001. Like its national counterpart, the Tennessee economy failed to experience an economic rebound after the last recession. The short-term outlook for the State is somewhat improved over past years: Tennesseans are cautiously optimistic about a resurgence in the economy. Economists predict that economic growth will slowly improve into 2005.

Tennessee taxable sales have been buoyed in recent years by sustained growth in the state economy, especially construction activity. Tennessee taxable sales were approximately $66.02 billion in 1997, approximately $66.25 billion in 1998, approximately $72.34 billion in 1999 and approximately $75.54 billion in 2000, an increase of approximately 4.43% over 1999. However, taxable sales have been a disappointment in recent quarters. Following weak growth of 3.2% in 2000, taxable sales contracted in 2001 at a 0.2% rate and only slightly advanced in 2002 at a rate of 0.4%. The changes to the sales tax in the summer of 2002 have also created some problems in defining the data series on taxable sales, which is derived from the State's revenue collections though indications are that revenue from taxable sales is on the upswing.

The positive effects of tourist and tourism expenditures in Tennessee are substantial. It is difficult for economists to clearly identify all tourist and tourism expenditures, however, and Tennessee is generally considered to be in the second quartile of all states in terms of tourism revenue. The Department of Tourist Development estimates that Tennessee had almost 36 million visitors in 2000, with total domestic and international travel-related spending in Tennessee reaching nearly $16.3 billion.

Personal income grew 6.1% in 2000, but has been deteriorating since, slowing to only 1.6% in 2002 and 1.7% in 2003, the slowest in more than a decade and trailing the national pace of expansion. Quarterly personal income for Tennessee seasonally adjusted at annual rates has increased continuously for all of 1995 through 2000. Inflation-adjusted personal income per capita is expected to grow at compounded annual growth rate of 2.5% through 2010. The State's personal income per capita is expected to rise to 90.0% of the national average by 2011, up from about 89.5% in 2002. Such growth is projected to reverse a trend started in the mid-1990s where the gap between the State and nation actually widened.

State labor markets are expected to show marked improvement over the performance of the last couple of years. Total nonagricultural jobs are expected to be up 0.7% for calendar year 2003 or 1.4% for the upcoming fiscal year. However, manufacturing jobs dropped 5.7% in 2002 and another 3.4% in 2003.

Historically, the Tennessee economy has been characterized by a slightly greater concentration in manufacturing employment than the U.S. as a whole. The Tennessee economy, however, has been undergoing a structural change in the last 20-25 years through increases in service sector and trade sector employment. Manufacturing employment in Tennessee has steadily declined on a percentage of work force basis, while service sector employment in Tennessee has climbed steadily since 1973. Non-agricultural employment in Tennessee is relatively uniformly diversified today with approximately 20% in the manufacturing sector, approximately 29% in the service sector, approximately 25% in the trade sector, approximately 16% in government, approximately 5% in construction and approximately 5% in finance, insurance and real estate.

Manufacturing employment is one component of non-agricultural employment. The State's manufacturing sector, which has shed jobs going back to 1999, will continue to struggle through 2005. The job losses remain most pronounced in the textile, apparel and leather industries. Between 1999 and the second quarter of 2002, nearly 45,000 jobs were lost in manufacturing, and in 2002, manufacturing job losses totaled 5.7%.

Agriculture also plays a vital role in the Tennessee economy. In fact, Tennessee ranks fourth among all states in number of farms, behind Texas, Iowa and Missouri. While Tennessee has experienced a continued downward spiral in farm income, 2002 may have marked the bottom as the agriculture sector turned the corner to a more optimistic outlook. Tennessee tobacco acreage and income are expected to continue their substantial decline, causing tobacco to fall to the State's second leading cash crop behind cotton, and short-term recovery is viewed as unlikely. Agriculture production declines were partially offset by a modest price recovery in 2002, though levels are still below those seen in the mid-1990s, and the Tennessee livestock sector remains relatively strong. The inherent uncertainty in agricultural production and the uncertain future of federal legislation affecting agriculture make future agricultural production difficult to predict, but Tennessee crop producers are anticipating bumper crops for the coming year with record or near record yields for several major crops.

Tennessee's  population  increased   approximately  15.0%  from  1990  to  2001.
Tennessee's population increased 1.9% from 2000 to 2002, slightly trailing the national average of 2.5% over the same period. The State's population was estimated in 2002 at approximately 5.80 million, making it the sixteenth most populous state in the U.S. A U.S. census study projects that, during the period from 1995-2025, Tennessee will be the sixth most popular destination for new residents coming from other states. Population growth in Tennessee is expected to come mostly in the major metropolitan areas (Memphis, Nashville, Knoxville and Chattanooga) over the next 10-15 years. The greatest growth is expected to occur in the Nashville MSA, which, in 1995, passed the Memphis MSA as the largest metropolitan population center in Tennessee for the first time. The largest population decline is expected in the rural counties of northwest Tennessee.

Tennessee's general obligation bonds have been graded AA (negative outlook) by Standard & Poors. Moody's Investor Service has graded Tennessee general obligation bonds Aa2 (Credit Watch negative implications). There can be no assurance that the economic conditions on which these ratings are based will continue or that particular obligations contained in the Tennessee Fund may not be adversely affected by changes in economic or political conditions.

                                    VIRGINIA

The Constitution of Virginia limits the ability of the Commonwealth to create debt and requires a balanced budget. General obligations of cities, towns, or counties are payable from the general revenues of the locality, including ad valorem tax revenues on property within the locality. The obligation to levy taxes could be enforced by mandamus, but such a remedy may be impracticable and difficult to enforce. Under the Code of Virginia, a holder of any general obligation bond in default may file with the Governor an affidavit setting forth such default. If, after investigating, the Governor determines that the default exists, he is directed to order the State Comptroller to withhold State funds appropriated and payable to the locality and apply the amount so withheld to unpaid principal and interest.

The economy of Virginia is based primarily on the service, wholesale and retail trade, government, and manufacturing sectors. The government sector includes defense and could be affected adversely by military base closings and other reductions in defense spending.

While the Commonwealth has maintained a high level of fiscal stability for many years due in large part to conservative financial operations and diverse sources of revenue, trends since fiscal year 2001 have been negative. Over the past several years, the Commonwealth has experienced significant shortfalls in current and forecast revenues. A balanced budget has been maintained through a number of measures, including a reduction in spending by most of the agencies of the Commonwealth and the tapping of the Commonwealth's revenue stabilization fund. After failing to adopt a budget for the 2004-2006 biennium during the 2004 regular General Assembly Session, a compromise budget was adopted by the General Assembly in a special session, including several tax reform measures that are expected to provide additional revenues of $616.3 million in the fiscal year ending June 30, 2005, and $775.6 million in the fiscal year ending June 30, 2006. These measures include an increase in the sales tax of one-half cent, a phased-in reduction in the sales tax on food and a phased-in increase in the cigarette tax to 30 cents per pack.

As of June 1, 2004, the Commonwealth had a Standard and Poor's rating of AAA, a Moody's rating of Aaa and a Fitch rating of AAA on its general obligation bonds.

                 PUERTO RICO, THE U.S. VIRGIN ISLANDS AND GUAM

PUERTO RICO. Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. The North American Free Trade Agreement ("NAFTA"), which became effective January 1, 1994, has led to loss of lower wage jobs such as textiles, but economic growth in other areas, particularly tourism, pharmaceuticals, construction and the high technology areas have compensated for that loss.

The Commonwealth of Puerto Rico differs from the states in its relationship with the federal government. Most federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. Section 936 of the Code has provided a tax credit for certain qualified U.S.
corporations  electing  "possessions  corporation"  status.  However,  in  1993,
Section  936 was  amended  to provide  for two  alternative  limitations  on the
Section 936 credit attributable to certain active business income. The first limitation was based on the economic activity of the Section 936 possessions corporation. The second limited the credit to a specified percentage of the credit allowed under prior law. In 1996, Section 936 credit was repealed except that the credit attributable to possessions source business income with respect to certain existing credit claimants was subjected to a phase out over a ten year period (subject to additional caps).

Also in 1996, a new Section 30A was added to the Code. Section 30A permits a "qualifying domestic corporation" that meets certain gross income tests to claim a credit against the federal income tax in an amount equal to the portion of the tax which is attributable to the taxable income from sources outside of the United States, from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such a trade or business.
Section 30A will be phased out by January 1, 2006.

During the mid and late 1990s the Commonwealth of Puerto Rico benefited from a robust U.S. economy, more aggressive tax collections and low oil prices. This created an expanded employment base, job growth, reduction in unemployment, increase in tourism spending, real GDP growth in the 3.1% to 3.5% range and significant increases in General Fund cash balances from fiscal year end 1997 to fiscal year end 1999. These factors, combined with minimal negative impact to date from the 1996 federal legislation phasing out Section 936 tax benefits to Puerto Rico subsidiaries of U.S. Corporations, created a positive outlook for the credit in the late 1990s. Despite the fact that there have been some high profile U.S. companies that have left the island partially due to the Section 936 phase out, many corporations have elected to convert to controlled foreign corporation (CFC) status, which allows them to delay federal income taxes until the income is distributed to U.S. shareholders.

In fiscal year 2000, the outlook on the credit turned negative due to the slowdown in the U.S. economy (88% of Puerto Rico's exports go to the U.S.), uncertainty regarding increasing oil prices, failure of the government to reign in health care costs, expense overruns in education and a decreasing rate of employment growth. As a result, the General Fund recorded a $268 million deficit in fiscal year 2000 due to increased education and health care spending.

A new administration, the Popular Democratic Party that favors Puerto Rico's commonwealth status over a potential statehood status, took office in January, 2001. It was not long before they realized the presence of continued fiscal stress and estimated a fiscal year 2001 budget shortfall of $700 million. The shortfall was stated to be caused by weakened revenue growth due to the slowing pace of employment and a softening U.S. economy.

On May 30, 2001, S&P downgraded the Commonwealth of Puerto Rico to an A- from an A due to continued years of operating deficits and the use of borrowing to cover the deficits. Puerto Rico continued to use deficit financing and cash transfers from other accounts to fill budget deficits of $250 million, $400 million and $230 million for fiscal years 2002, 2003 and 2004, respectively. Another deficit is forecasted for fiscal year 2005. In fiscal year 2006, the Commonwealth hopes to balance the budget with a new sales tax which reportedly has bipartisan support. S&P put Puerto Rico on creditwatch with a negative outlook in March, 2003. Moody's rates Puerto Rico a Baa1 with a negative outlook.

THE U.S. VIRGIN ISLANDS. The United States Virgin Islands ("USVI") is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. The tourism industry is economically sensitive and is adversely affected by the recession in the United States and Europe. The attacks of September 11, 2001 also had an adverse affect on tourism. For 2001, air passengers to the USVI were down 2.9% after increasing 12% in 2000. However, supported by an increase in cruise passengers, total visitors increased by 4.4% in 2001. An important component of the USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. The last major hurricane to impact the USVI was Hurricane Marilyn on September 15, 1995. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated.

The USVI is periodically hit by hurricanes. Several hurricanes have caused extensive damage, which has had a negative impact on revenue collections. There is currently no rated, unenhanced Virgin Islands debt outstanding (although there is unrated debt and rated special tax debt outstanding). In addition, eventual elimination of the Section 936 tax credit for those companies with operations in USVI may lead to slower growth in the future.

GUAM. The U.S. territory of Guam derives a substantial portion of its economic base from Japanese tourism. With a reduced U.S. military presence on the island, Guam has relied more heavily on tourism in past years. During 1998, the Japanese recession combined with the impact of typhoon Paka resulted in a budget deficit of $21 million. Based on these factors, S&P downgraded Guam's rating to BBB-from BBB with a negative outlook on May 26, 1999. Although total visitors improved in 1999 and 2000, they were weakened by economic slowdowns and the effects of the September 11th terrorist attacks in 2001. In 2002 Guam was hit with two major typhoons and impacted by the global economic slowdown. These negative trends have had an unfavorable effect on Guam's financial position with consistent general fund deficits from 1997-2002 with the exception of a small surplus in 2000. Guam also has a high debt burden with outstanding debt per capita of $2,700 and debt service representing 16% of expenditures. These factors caused S&P to downgrade Guam's rating to BB (below investment grade) from BBB- on March 25, 2002. Due to continued economic weakness and the negative effects of the typhoons in 2002, S&P further downgraded Guam's debt to B from BB on May 6, 2003. Guam is not rated by Moody's.

                                                                      APPENDIX D

                                     RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these bonds is dependent on the investment adviser's judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.
     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.
     3.   There is a lack of essential data pertaining to the issue or issuer.
     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MUNICIPAL SHORT-TERM OBLIGATIONS

MIG/VMIG RATINGS U.S. SHORT-TERM RATINGS: In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

STANDARD & POOR'S RATINGS GROUP

INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC: The rating CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but debt service payments are continued.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

P: The letter "P" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MUNICIPAL NOTES

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

     - Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

SP-2:   Satisfactory   capacity  to  pay  principal  and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

FITCH RATINGS

INVESTMENT GRADE BOND RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) or Minus (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                                                                      APPENDIX E

                                EATON VANCE FUNDS
                       PROXY VOTING POLICY AND PROCEDURES

I. OVERVIEW

The Boards of Trustees (the "Boards") of the Eaton Vance Funds (the "Funds") recognize that it is their fiduciary responsibility to actively monitor the Funds' operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds' investment strategies and the overall management of the Funds' investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds' portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds' shareholders to adopt these written proxy voting policy and procedures (the "Policy"). For purposes of this Policy the term "Fund" shall include a Fund's underlying portfolio in the case of a master-feeder arrangement and the term "Adviser" shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. DELEGATION OF PROXY VOTING RESPONSIBILITIES

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section IV below. In addition, the Boards will annually review and approve the Advisers' proxy voting policies and procedures.

III. DELEGATION OF PROXY VOTING DISCLOSURE RESPONSIBILITIES

The Securities and Exchange Commission (the "Commission") recently enacted certain new reporting requirements for registered investment companies. The Commission's new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the "1940 Act"), to file Form N-PX no later than August 31/st/ of each year beginning in 2004.

Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund's portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the "Administrator"), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. CONFLICTS OF INTEREST

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a conflict of interest arises between a Fund's shareholders and the Fund's Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, the Adviser, to the extent it is aware or reasonably should have been aware of the conflict, will refrain from voting any proxies related to companies giving rise to such conflict until it notifies and consults with the appropriate Board(s) concerning the conflict.

Once the Adviser notifies the relevant Board(s) of the conflict, the Board(s) shall convene a meeting of the Boards' Fund Special Committee (the "Committee") to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Committee and make reasonably available appropriate personnel to discuss the matter with the Committee upon the Committee's request. The Committee will instruct the Adviser on the appropriate course of action. If the

Committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the conflict to the Committee at its next meeting.

V. REPORTS

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards' review upon the Boards' request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser's proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser's proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser's proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds' disclosure relating to such policies and procedures.

                                                                      APPENDIX F
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                      PROXY VOTING POLICIES AND PROCEDURES

I. INTRODUCTION

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an "Adviser" and collectively the "Advisers") have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers' authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policies and
Procedures. These proxy policies and procedures reflect the Securities and Exchange Commission ("SEC") requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II. OVERVIEW

Each Adviser manages its clients' assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients' rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies' economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company's stock option plans for directors, officers or employees). Each Adviser is adopting the formal written guidelines described in detail below and will utilize such guidelines in voting proxies on behalf of its clients. These guidelines are designed to promote accountability of a company's management and board of directors to its shareholders and to align the interests of management with those of shareholders.

In seeking to ensure a level of consistency and rationality in the proxy voting process, the guidelines contained in these policies and procedures are designed to address the manner in which certain matters that arise regularly in proxies will generally be voted. However, each Adviser takes the view that these guidelines should not be used as mechanical instructions for the exercise of this important shareholder right. Except in the instance of routine matters related to corporate administrative matters which are not expected to have a significant economic impact on the company or its shareholders (on which the Advisers will routinely vote with management), the Advisers will review each matter on a case-by-case basis and reserve the right to deviate from these guidelines when they believe the situation warrants such a deviation. In addition, no set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to review and vote proxies on behalf of each Adviser's clients) may seek insight from the Adviser's analysts, portfolio managers and/or Chief Equity Investment Officer on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly. The guidelines are just that: guidelines rather than hard and fast rules, simply because corporate governance issues are so varied.

III. PROXY VOTING GUIDELINES

The following guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these guidelines when voting proxies on behalf of its clients.

     A.   ELECTION OF BOARD OF DIRECTORS

     The Advisers believe that a Board of Directors should primarily be independent, not have significant ties to management and consist of members who are all elected annually. In addition, the Advisers believe that important Board committees (e.g., audit, nominating and compensation committees) should be entirely independent. In general,

     * The Advisers will support the election of directors that result in a Board made up of a majority of independent directors.
     * The Advisers will support the election for independent directors to serve on the audit, compensation, and/or nominating committees of a Board of Directors.

     * The Advisers will hold all directors accountable for the actions of the Board's committees. For example, the Advisers will consider withholding votes for nominees who have recently approved compensation arrangements that the Advisers deem excessive or propose equity-based compensation plans that unduly dilute the ownership interests of shareholders.
     * The Advisers will support efforts to declassify existing Boards, and will vote against proposals by companies to adopt classified Board structures.
     * The Advisers will vote against proposals for cumulative voting, confidential stockholder voting and the granting of pre-emptive rights.

     B.   APPROVAL OF INDEPENDENT AUDITORS

     The Advisers believe that the relationship between the company and its auditors should be limited primarily to the audit engagement and closely allied audit-related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee. The Advisers will also consider the reputation of the auditor and any problems that may have arisen in the auditor's performance of services.

     C.   EXECUTIVE COMPENSATION

     The Advisers believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of management, employees, and directors. However, the Advisers are opposed to plans that substantially dilute shareholders' ownership interests in the company or have objectionable structural features.

     * The Advisers will generally vote against plans where total potential dilution (including all equity-based plans) seems likely to exceed 15% of shares outstanding over ten years and extends longer than ten years.
     * The Advisers will generally vote against plans if annual option grants exceed 2% of shares outstanding.

     These total and annual dilution thresholds are guidelines, not ceilings, and when assessing a plan's impact on client shareholdings the Advisers will consider other factors such as specific industry practices, company and stock performance and management credibility. The Proxy Administrator may consult with the relevant analyst(s) or portfolio manager(s) or, if appropriate, the Chief Equity Investment Officer, to determine when or if it may be appropriate to exceed these guidelines.

     * The Advisers will typically vote against plans that have any of the following structural features :

          *    Ability  to  re-price   underwater  options  without  shareholder
               approval.
          * The unrestricted ability to issue options with an exercise price below the stock's current market price.
          *    Automatic share replenishment ("evergreen") feature.

     * The Advisers are supportive of measures intended to increase long-term stock ownership by executives. These may include:

          * Requiring senior executives to hold a minimum amount of stock in the company (frequently expressed as a certain multiple of the executive's salary).
          *    Using restricted stock grants instead of options.
          * Utilizing phased vesting periods or vesting tied to company specific milestones or stock performance.

     * The Advisers will generally support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

     In assessing a company's executive compensation plan, the Advisers will weigh all components of the plan. For example, the grant of stock options to executives of a company in a particular year may appear excessive if that grant goes above 2% of the shares outstanding of the company. However, such grants may be appropriate if the senior management of the company has accepted significantly reduced cash compensation for the year in lieu of
     receiving   a  greater   number  of   options.

     D.   CORPORATE STRUCTURE

     Matters/Anti-Takeover Defenses As a general matter, the Advisers oppose anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. In general,

     * Because a classified board structure prevents shareholders from electing a full slate of directors annually, the Advisers will typically vote against proposals to create classified boards and vote in favor of shareholder proposals to declassify a board.
     * The Advisers will vote for proposals to subject shareholder rights plans ("poison pills") to a shareholder vote.
     * The Advisers will vote for shareholder proposals that seek to eliminate supermajority voting requirements and oppose proposals seeking to implement supermajority voting requirements.
     * The Advisers will generally vote against proposals to authorize preferred stock whose voting, conversion, dividend and other rights are determined at the discretion of the board of directors when the stock is issued, when used as an anti-takeover device. However, such "blank check" preferred stock may be issued for legitimate financing needs and the Adviser may vote for proposals to issue such preferred stock when it believes such circumstances exist.
     * The Advisers will vote for proposals to lower barriers to shareholder action (for example, limiting rights to call special meetings or act by written consent).
     *    The Advisers will vote against proposals for a separate class of
     * The Advisers will consider on a case-by-case basis on board approved proposals regarding changes to a company's capitalization; however, the Advisers will generally vote in favor of proposals authorizing the issuance of additional common stock (except in the case of a merger, restructuring or another significant corporate event which will be handled on a case-by-case basis), provided that such issuance does not exceed three times the number of currently outstanding shares.

     E.   STATE OF INCORPORATION/OFFSHORE PRESENCE

     Under ordinary circumstances, the Advisers will not interfere with a choice to reincorporate or reorganize a company in a different jurisdiction, provided that management's decision has been approved by the board of directors. The Advisers recognize that there may be benefits to reincorporation (such as tax benefits and more developed business laws in the jurisdiction of reincorporation). Each proposal to reincorporate in offshore tax havens will be reviewed on a case-by-case basis to determine whether such actions are in the best interests of the shareholders of the company, including the Advisers' clients.

     F.   ENVIRONMENTAL/SOCIAL POLICY ISSUES

     The Advisers believe that "ordinary business matters" are primarily the responsibility of management and should be approved solely by the company's board of directors. The Advisers recognize that certain social and environmental issues raised in shareholder proposals are the subject of vigorous public debate and many are the subject of legal statutes or regulation by federal and/or state agencies. The Advisers generally support management on these types of proposals, although they may make exceptions where they believe a proposal has substantial economic implications. The Advisers expect that the companies in which they invest their clients' assets will act as responsible corporate citizens.

     G.   CIRCUMSTANCES UNDER WHICH THE ADVISERS WILL ABSTAIN FROM VOTING

     The Advisers will seek to vote all proxies for clients who have delegated the responsibility to vote such proxies to the Advisers. Under certain circumstances, the costs to their clients associated with voting such proxies would far outweigh the benefit derived from exercising the right to vote. In those circumstances, the Advisers will make a case-by-case determination on whether or not to vote such proxies. In the case of countries which required so-called "share blocking," the Adviser may also abstain from voting. The Advisers will not seek to vote proxies on behalf of their clients unless they have agreed to take on that responsibility on behalf of a client. Finally, the Advisers may be required to abstain from voting on a particular proxy in a situation where a conflict exists between the Adviser and its client. The policy for resolution of such conflicts is described below in Section V.

IV. RECORDKEEPING

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

     *    A copy of the Advisers' proxy voting policies and procedures;

     * Proxy statements received regarding client securities (if such proxies are available on the SEC's EDGAR system or a third party undertakes to promptly provide a copy of such documents to the Advisers, the Advisers do not need to retain a separate copy of the proxy statement);
     *    A record of each vote cast;
     * A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
     * Each written client request for proxy voting records and the Advisers' written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers for two years after they are created.

V. IDENTIFICATION AND RESOLUTION OF CONFLICTS WITH CLIENTS

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential conflicts of interest, each Adviser will take the following steps:

     * Quarterly, the Eaton Vance Legal and Compliance Departments will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. ("EVD") (an affiliate of the Advisers and principal underwriter of the Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD. For example, a department head would report the fact that EVD was in discussions with a corporate client considering management of the corporation's 401(k) plan assets.
     * A representative of the Legal and Compliance Departments will compile a list of the companies identified (the "Conflicted Companies") and provide that list to the Proxy Administrator.
     * The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she expects to receive or has received proxy statements (the "Proxy Companies"). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Eaton Vance Chief Legal Officer and the Chief Equity Investment Officer.

The Chief Legal Officer and Chief Equity Investment Officer will then determine if a conflict of interest exists between the relevant Adviser and its client. If they determine that a conflict exists, they or their designees will take the following steps to seek to resolve such conflict prior to voting any proxies relating to these Conflicted Companies.

     * For clients other than a Fund, if the Proxy Administrator expects to vote the proxy of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies and Procedures (the "Policies"), she will (i) inform the Chief Legal Officer and Chief Equity Investment Officer (or their designees) of that fact,
          (ii) vote the proxies and (iii) record the existence of the conflict and the resolution of the matter.
     * If (i) the client involved is a Fund, or (ii) the Proxy Administrator intends to vote in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material economic impact on the client(s) involved, the Adviser will seek instruction on how the proxy should be voted from:

          *    The client, in the case of an individual or corporate client;
          * In the case of a Fund, its board of directors, or any committee identified by the board; or
          *    The  adviser,   in  situations   where  the  Adviser  acts  as  a
               sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients' proxies would have a material adverse economic impact on the Advisers' clients' securities holdings in the Conflicted Company, the Adviser may vote such proxies in order to protect its clients' interests. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT AUGUST 31, 2004

[GRAPHIC IMAGE]

EATON VANCE MUNICIPALS TRUST

[GRAPHIC IMAGE]

ALABAMA

ARKANSAS

GEORGIA

KENTUCKY

LOUISIANA

MARYLAND

MISSOURI

NORTH CAROLINA

OREGON

SOUTH CAROLINA

TENNESSEE

VIRGINIA

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Each Fund will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year. Each Fund's Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE MUNICIPALS FUNDS as of August 31, 2004

TABLE OF CONTENTS

President's Letter to Shareholders                                             2

Market Recap                                                                   3

Fund Investment Updates
                      Alabama                                                  4
                      Arkansas                                                 6
                      Georgia                                                  8
                      Kentucky                                                10
                      Louisiana                                               12
                      Maryland                                                14
                      Missouri                                                16
                      North Carolina                                          18
                      Oregon                                                  20
                      South Carolina                                          22
                      Tennessee                                               24
                      Virginia                                                26

Disclosure of Fund Expenses                                                   28

Financial Statements                                                          33

Management and Organization                                                  139

EATON VANCE MUNICIPALS FUNDS as of August 31, 2004

LETTER TO SHARE HOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

The municipal bond market consists of a broad array of bond issues, with widely varying features and performance characteristics that may make them appropriate for a specific investment scenario. In this edition of our continuing educational series, we will feature zero coupon bonds - a variety of bond that has seen increasing use by investors over the past 20 years - and discuss why they can provide flexibility in managing a bond portfolio.

THE 1980'S BROUGHT NEW VARIATIONS TO THE BOND MARKET...
Any discussion of zero coupon bonds should start with the term "coupon." Traditionally, bonds were issued in certificate form, with interest coupons attached, which the owner would clip and present for payment. The coupon rate indicates the rate of annual interest the issuer pays to the bondholder. For example, a $1,000 bond with a 5% coupon makes two semiannual interest payments of $25 each.

Today, most bonds are issued as "book-entry bonds," registered in the owner's name on the books of the issuer, but not delivered in certificate form. That change has not only replaced the antiquated coupon-clipping system, but also encouraged the development of new types of bonds -including zero coupon bonds, introduced in 1982.

ZERO-COUPONS: NO INTEREST PAYMENTS, BUT A PREDICTABLE LUMP-SUM PAYMENT AT MATURITY...
Zero coupon bonds do not have coupons attached and do not make regular interest payments. Instead, they are issued at a discount, usually well below par, or face value. As with coupon bonds, the bondholder receives face value if the bond is held to its maturity date. Over time - from its issuance to its maturity - zero coupon bonds accrete to par, meaning that their price appreciates over time to reflect the accrual of "imputed" compound interest. An investor holding a zero coupon bond to maturity receives a lump sum payment from the issuer for face value reflecting the initial investment plus interest that has accrued. Although zero coupon bonds do not pay any interest until they mature, the accrual of "imputed" compound interest is recognized currently. Mutual funds are required to distribute substantially all of their income (including accrued income) annually. A fund may therefore be required to sell securities to obtain cash needed for income distributions.

ZERO COUPON BONDS PROVIDE PORTFOLIO MANAGERS ADDITIONAL FLEXIBILITY...
For a portfolio manager, zero coupons can play a useful strategic role. Like other bonds, zero coupon bond prices are affected by market conditions, changes in an issuer's underlying fundamentals and fluctuations in interest rates. Because they pay no coupon or periodic interest payments, they typically display more price sensitivity than other bonds in response to changes in interest rates. Therefore, zero coupon bonds can provide more appreciation potential in a declining interest rate environment. Of course, zero coupons display increased DOWNSIDE volatility in the event of an INCREASE in interest rates.

Some zero coupon bonds start out as coupon-bearing bonds, which are then deposited with a trustee and subsequently "stripped" of their coupons. New securities are then created from principal and coupon payments. This allows an investor to choose a maturity to match the time when funds will be needed. Moreover, because of their many permutations, zero coupon bonds can help balance income-oriented bonds with performance-oriented zero coupons, providing more versatility in managing a municipal portfolio.

                                                   Sincerely,

                                                   /s/ Thomas J. Fetter

                                                   Thomas J. Fetter
                                                   President
                                                   October 6, 2004


FORMERLY, EACH OF THE FUNDS INVESTED ITS ASSETS IN A CORRESPONDING INVESTMENT COMPANY (REFERRED TO AS A PORTFOLIO) THAT HAD THE SAME INVESTMENT OBJECTIVE AND POLICIES AS EACH FUND. EFFECTIVE SEPTEMBER 24, 2004, EACH FUND BEGAN TO INVEST ITS ASSETS DIRECTLY IN SECURITIES. EACH FUND'S INVESTMENT OBJECTIVE AND OTHER INVESTMENT POLICIES REMAIN UNCHANGED. IN ADDITION, BOSTON MANAGEMENT AND RESEARCH, THE INVESTMENT ADVISER TO THE PORTFOLIOS, ACTS AS INVESTMENT ADVISER TO EACH FUND. THE INVESTMENT ADVISORY FEE PAID REMAINS UNCHANGED.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE MUNICIPALS FUNDS as of August 31, 2004

MARKET RECAP

The U.S. economy improved in the year ended August 31, 2004, albeit at an uneven pace. Consumer spending moderated somewhat in response to ongoing concerns over the war on terror, sharply higher energy costs and an increasingly perplexing job market. With signs of rising inflation, the bond markets gave back some of their gains in the second half of the fiscal year.

A MIXED PICTURE IN THE ECONOMY, ALTHOUGH SOME SECTORS REMAINED RELATIVELY STRONG...
The nation's Gross Domestic Product grew by 2.8% in the second quarter of 2004, following a 4.5% rise in the first quarter. Growth moderated in some key areas of the economy. Retail sales slowed, with auto sales particularly disappointing. Travel and tourism remained strong. Recent construction trends continued, with residential building continuing to expand, while commercial activity lagged. Interestingly, manufacturing activity continued to show increases, continuing a trend spotted earlier in 2004. Steel production reflected robust demand. The overall strength of the manufacturing sector was confirmed by spot shortages and longer lead times for some manufactured goods.

HAVING STRENGTHENED EARLIER IN THE YEAR, JOB GROWTH FALTERED IN LATE SUMMER... Job growth has been a key focus of economists and analysts looking for a key to the economy's direction. Although the first half of the year brought signs of new job creation, momentum faltered somewhat in the the summer months. Nonetheless, the nation's unemployment rate fell to 5.4% in August 2004, down from 6.2% a year earlier. The economy registered job gains in technology, apparel, finance, construction and manufacturing.

WITH ENERGY PRICES RISING, THE FEDERAL RESERVE PROMISED TO BATTLE INFLATION... Inflation re-emerged as a concern to investors and to the Federal Reserve. Oil prices surged to nearly $50 a barrel in August, pushing prices higher for gasoline, petrochemicals and a wide range of oil-derivatives. Cost pressures were evident for other production components, as well, including steel and cement. Some farm prices - including beef, chicken, and milk - also posted price hikes. The Federal Reserve continued to monitor inflation and employment closely and - after holding its benchmark Federal Funds rate steady for more than a year
- raised short-term rates by 25 basis points on June 30, 2004 and again on August 10, 2004.

[CHART]

Municipal bond yields equal 99% of Treasury yields

30-Year AAA-rated Obligation (GO) Bonds*                                    4.88%
Taxable equivalent yield General in 35.0% tax bracket                       7.51%
30-Year Treasury bond                                                       4.92%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund's yield. Statistics as of August 31, 2004.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

Despite the Fed actions late in the period, interest rates declined over the course of the fiscal year. Ten-year Treasury bond yields - which were around 4.52% at August 31, 2003 - fell to 4.10% by August 31, 2004, while 10-year municipal yields fell from 4.22% to 3.80%. Following a strong rally in the first half of the year, the municipal bond market lost some momentum in the second half, as inflation became an increasing concern to fixed-income investors. However, for the year ended August 31, 2004, the market generated solid returns, with the Lehman Brothers Municipal Bond Index posting a total return of 7.11%.*

   *It is not possible to invest directly in an Index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE ALABAMA MUNICIPALS FUND as of August 31, 2004

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT DISCUSSION

- Alabama saw modest job gains in early 2004. While overall manufacturing employment posted further declines, expanding auto manufacturing and auto parts suppliers remained a source of job growth and economic stability in urban centers and continued to offer above-average wage growth. The state's August 2004 jobless rate was 5.7%, down from 5.8% a year ago.

- Insured* water and sewer issues were the Portfolio's largest sector weightings at August 31, 2004. Population growth and the pressing need to update existing infrastructure has increased the demand for new water facilities in urban areas, such as Birmingham, as well well as rural communities. This trend has produced new opportunities in water and sewer bonds.

- Insured* education bonds were among the Portfolio's largest sector weightings. Management focused on issues within the state's university system, which offers a broad range of higher educational disciplines. Historically, the education sector has enjoyed stable tuition income, a valued characteristic at a time when the strength of the economic recovery is in question.

- Insured* general obligations (GOs) were a significant investment. With economic growth faltering somewhat in the recent months, management believes insured* GOs provided high quality and some insulation from the possibility of disappointing tax receipts.

- Management continued to update the Portfolio's coupon distribution to reflect a changing interest rate outlook. In addition, management continued to upgrade call protection structure to protect against untimely calls and improve the Portfolio's appreciation potential.

THE FUND

- During the year ended August 31, 2004, the Fund's Class A and Class B shares had total returns of 5.61% and 4.77%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.80 on August 31, 2004 from $9.72 on August 31, 2003, and the reinvestment of $0.459 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.77 from $10.69, and the reinvestment of $0.425 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 7.11% during the year ended August 31, 2004.(3) The Fund's under-performance during the period resulted from the shorter average duration of the bonds it owns versus the bonds included in the Index. Duration is a measure of the Fund's sensitivity to interest rates changes.

- Based on the most recent dividends and NAVs on August 31, 2004 of $9.80 per share for Class A and $10.77 per share for Class B, the Fund's distribution rates were 4.63% and 3.87%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.50% and 6.27%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at August 31, 2004 were 3.63% and 3.05%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.88% and 4.94%, respectively.(5)

     (1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

     (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.

     (3)  IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

     (4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

     (5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.25% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

     (6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

     * Private insurance does not decrease the risk of loss of principal associated with this investment.

[CHART]

RATING DISTRIBUTION(7)

AAA                      70.3%
AA                        2.0%
A                        13.5%
BBB                      12.6%
CCC                       1.2%
Non-Rated                 0.4%

PORTFOLIO STATISTICS(7)

- Number of Issues:                  49
- Average Maturity:                  21.4 years
- Average Rating:                    AA+
- Average Call:                      7.1 years
- Average Dollar Price:              $99.66

     (7) Rating Distribution and Portfolio Statistics may not be representative of the Portfolio's current or future investments.

EATON VANCE ALABAMA MUNICIPALS FUND as of August 31, 2004

PERFORMANCE

FUND INFORMATION
as of August 31, 2004

PERFORMANCE(7)                                                                   CLASS A    CLASS B
---------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                                                           5.61%       4.77%
Five Years                                                                         5.82        5.02
Ten Years                                                                          5.56        4.95
Life of Fund+                                                                      4.82        5.23

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
One Year                                                                           0.64%      -0.23%
Five Years                                                                         4.79        4.69
Ten Years                                                                          5.05        4.95
Life of Fund+                                                                      4.35        5.23

+Inception date: Class A: 12/7/93; Class B: 5/1/92

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES
     (CDSC) FOR CLASS B SHARES. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE ALABAMA MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*
August 31, 1994 - August 31, 2004

              LEHMAN BROTHERS MUNICIPAL BOND INDEX    EATON VANCE ALABAMA MUNICIPALS FUND CLASS B
 8/31/1994                                  10,000                                         10,000
 9/30/1994                                   9,805                                          9,853
10/31/1994                                   9,522                                          9,678
11/30/1994                                   9,254                                          9,503
12/31/1994                                   9,548                                          9,712
 1/31/1995                                   9,936                                          9,990
 2/28/1995                                  10,312                                         10,281
 3/31/1995                                  10,419                                         10,399
 4/30/1995                                  10,413                                         10,411
 5/31/1995                                  10,760                                         10,743
 6/30/1995                                  10,582                                         10,649
 7/31/1995                                  10,635                                         10,750
 8/31/1995                                  10,766                                         10,886
 9/30/1995                                  10,819                                         10,955
10/31/1995                                  11,014                                         11,115
11/30/1995                                  11,271                                         11,299
12/31/1995                                  11,416                                         11,408
 1/31/1996                                  11,480                                         11,494
 2/29/1996                                  11,347                                         11,416
 3/31/1996                                  11,139                                         11,270
 4/30/1996                                  11,089                                         11,238
 5/31/1996                                  11,068                                         11,234
 6/30/1996                                  11,188                                         11,357
 7/31/1996                                  11,291                                         11,459
 8/31/1996                                  11,292                                         11,457
 9/30/1996                                  11,464                                         11,617
10/31/1996                                  11,558                                         11,748
11/30/1996                                  11,742                                         11,963
12/31/1996                                  11,690                                         11,913
 1/31/1997                                  11,700                                         11,935
 2/28/1997                                  11,835                                         12,045
 3/31/1997                                  11,678                                         11,884
 4/30/1997                                  11,797                                         11,984
 5/31/1997                                  11,961                                         12,164
 6/30/1997                                  12,073                                         12,294
 7/31/1997                                  12,403                                         12,634
 8/31/1997                                  12,294                                         12,516
 9/30/1997                                  12,429                                         12,664
10/31/1997                                  12,496                                         12,746
11/30/1997                                  12,557                                         12,821
12/31/1997                                  12,734                                         13,008
 1/31/1998                                  12,961                                         13,142
 2/28/1998                                  12,977                                         13,146
 3/31/1998                                  12,984                                         13,158
 4/30/1998                                  12,882                                         13,098
 5/31/1998                                  13,065                                         13,306
 6/30/1998                                  13,078                                         13,358
 7/31/1998                                  13,090                                         13,391
 8/31/1998                                  13,268                                         13,598
 9/30/1998                                  13,383                                         13,768
10/31/1998                                  13,348                                         13,768
11/30/1998                                  13,397                                         13,816
12/31/1998                                  13,406                                         13,851
 1/31/1999                                  13,548                                         14,015
 2/28/1999                                  13,468                                         13,954
 3/31/1999                                  13,463                                         13,973
 4/30/1999                                  13,511                                         14,008
 5/31/1999                                  13,430                                         13,927
 6/30/1999                                  13,177                                         13,727
 7/31/1999                                  13,188                                         13,777
 8/31/1999                                  12,974                                         13,666
 9/30/1999                                  12,900                                         13,672
10/31/1999                                  12,584                                         13,524
11/30/1999                                  12,681                                         13,668
12/31/1999                                  12,508                                         13,566
 1/31/2000                                  12,391                                         13,507
 2/29/2000                                  12,608                                         13,664
 3/31/2000                                  12,952                                         13,962
 4/30/2000                                  12,819                                         13,880
 5/31/2000                                  12,677                                         13,808
 6/30/2000                                  13,066                                         14,173
 7/31/2000                                  13,294                                         14,371
 8/31/2000                                  13,518                                         14,592
 9/30/2000                                  13,392                                         14,516
10/31/2000                                  13,545                                         14,675
11/30/2000                                  13,607                                         14,786
12/31/2000                                  14,029                                         15,151
 1/31/2001                                  14,082                                         15,301
 2/28/2001                                  13,964                                         15,350
 3/31/2001                                  14,024                                         15,487
 4/30/2001                                  13,700                                         15,319
 5/31/2001                                  13,838                                         15,484
 6/30/2001                                  13,967                                         15,588
 7/31/2001                                  14,189                                         15,819
 8/31/2001                                  14,384                                         16,079
 9/30/2001                                  14,227                                         16,025
10/31/2001                                  14,365                                         16,208
11/30/2001                                  14,203                                         16,080
12/31/2001                                  14,043                                         15,928
 1/31/2002                                  14,239                                         16,204
 2/28/2002                                  14,439                                         16,399
 3/31/2002                                  14,148                                         16,078
 4/30/2002                                  14,445                                         16,392
 5/31/2002                                  14,510                                         16,492
 6/30/2002                                  14,662                                         16,666
 7/31/2002                                  14,888                                         16,880
 8/31/2002                                  15,037                                         17,083
 9/30/2002                                  15,410                                         17,457
10/31/2002                                  15,071                                         17,168
11/30/2002                                  14,944                                         17,097
12/31/2002                                  15,277                                         17,457
 1/31/2003                                  15,190                                         17,413
 2/28/2003                                  15,432                                         17,657
 3/31/2003                                  15,409                                         17,667
 4/30/2003                                  15,545                                         17,784
 5/31/2003                                  15,811                                         18,200
 6/30/2003                                  15,724                                         18,123
 7/31/2003                                  15,218                                         17,489
 8/31/2003                                  15,331                                         17,619
 9/30/2003                                  15,717                                         18,137
10/31/2003                                  15,700                                         18,046
11/30/2003                                  15,904                                         18,234
12/31/2003                                  15,999                                         18,385
 1/31/2004                                  16,011                                         18,490
 2/29/2004                                  16,246                                         18,768
 3/31/2004                                  16,093                                         18,703
 4/30/2004                                  15,777                                         18,260
 5/31/2004                                  15,762                                         18,194
 6/30/2004                                  15,846                                         18,260
 7/31/2004                                  16,035                                         18,500
 8/31/2004                                  16,259                                         18,871

*SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 8/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $17,247 ON AUGUST 31, 2004; $16,423, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE ARKANSAS MUNICIPALS FUND as of August 31, 2004

INVESTMENT UPDATE

[PHOTO OF THOMAS M. METZOLD]
Thomas M. Metzold
Portfolio Manager

MANAGEMENT DISCUSSION

- Arkansas' economy weakened in early 2004, as manufacturing, business services and construction shed jobs. Food processing, which accounts for 30% of manufacturing jobs, was the only such area to show year-over-year job growth. Gains in education, health care, finance and government partially offset losses elsewhere. The state's August 2004 jobless rate was 5.6%, down from 6.4% a year ago.

- Insured* and uninsured hospital bonds were among the Portfolio's largest sector weightings at August 31, 2004. Given stricter Medicare reimbursements and intense industry competition, management focused on institutions we believe have sound financial structures, good management and a favorable demographic base.

- Industrial development revenue bonds (IDRs) were a significant investment for the Portfolio. Management remained selective, with investments focused on paper companies, an airline with a strong foothold in the lucrative Latin American market and a manufacturer of liquid conveyance products for the automobile industry.

- Insured* water and sewer issuers remained an important focus for the Portfolio. Historically, water and sewer bonds have offered a stable revenue stream in a tentative economic recovery. These issues provided funding for Arkansas communities that were upgrading their water facilities.

- Management adjusted the Portfolio's coupon structure to reflect interest rate changes. Management also continued to update call protection, selling issues with unfavorable call features in favor of bonds with longer-dated call provisions.

- Effective September 3, 2004, William H. Ahern became co-portfolio manager of the Portfolio. A vice president of Eaton Vance Management and Boston Research and Management, Mr. Ahern manages other Eaton Vance municipal bond portfolios and has been a portfolio manager at Eaton Vance since 1994.

THE FUND

- During the year ended August 31, 2004, the Fund's Class A and Class B shares had total returns of 6.58% and 5.68%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.88 on August 31, 2004 from $9.73 on August 31, 2003, and the reinvestment of $0.483 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.61 from $10.46, and the reinvestment of $0.440 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 7.11% during the year ended August 31, 2004.(3) The Fund's under-performance during the period resulted from the shorter average duration of the bonds it owns versus the bonds included in the Index. Duration is a measure of the Fund's sensitivity to interest rates changes.

- Based on the most recent dividends and NAVs on August 31, 2004 of $9.88 per share for Class A and $10.61 per share for Class B, the Fund's distribution rates were 4.85% and 4.08%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.04% and 6.77%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at August 31, 2004 were 4.06% and 3.51%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.73% and 5.82%, respectively.(5)

     (1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

     (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.

     (3)  IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

     (4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

     (5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 39.69% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

     (6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

     * Private insurance does not decrease the risk of loss of principal associated with this investment.

[CHART]

RATING DISTRIBUTION(7)

AAA                      45.5%
AA                        9.2%
A                        26.9%
BBB                      12.0%
BB                        1.8%
CCC                       1.7%
Non-Rated                 2.9%

PORTFOLIO STATISTICS(7)

- Number of Issues:                  61
- Average Maturity:                  18.0 years
- Average Rating:                    AA-A
- Average Call:                      6.4 years
- Average Dollar Price:              $105.07

     (7) Rating Distribution and Portfolio Statistics may not be representative of the Portfolio's current or future investments.

EATON VANCE ARKANSAS MUNICIPALS FUND as of August 31, 2004

PERFORMANCE

FUND INFORMATION
as of August 31, 2004

PERFORMANCE(1)                                                                   CLASS A    CLASS B
---------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                                                           6.58%    5.68%
Five Years                                                                         5.97     5.18
Ten Years                                                                          5.53     4.91
Life of Fund+                                                                      5.00     5.10

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
One Year                                                                           1.46%    0.68%
Five Years                                                                         4.96     4.85
Ten Years                                                                          5.01     4.91
Life of Fund+                                                                      4.52     5.10

+Inception date: Class A: 2/9/94; Class B: 10/2/92

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES
     (CDSC) FOR CLASS B SHARES. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE ARKANSAS MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*
August 31, 1994 - August 31, 2004

               LEHMAN BROTHERS MUNICIPAL BOND INDEX   EATON VANCE ARKANSAS MUNICIPALS FUND CLASS B
 8/31/1994                                   10,000                                         10,000
 9/30/1994                                    9,817                                          9,853
10/31/1994                                    9,545                                          9,678
11/30/1994                                    9,248                                          9,503
12/31/1994                                    9,527                                          9,712
 1/31/1995                                    9,870                                          9,990
 2/28/1995                                   10,212                                         10,281
 3/31/1995                                   10,299                                         10,399
 4/30/1995                                   10,291                                         10,411
 5/31/1995                                   10,583                                         10,743
 6/30/1995                                   10,409                                         10,649
 7/31/1995                                   10,493                                         10,750
 8/31/1995                                   10,616                                         10,886
 9/30/1995                                   10,689                                         10,955
10/31/1995                                   10,877                                         11,115
11/30/1995                                   11,085                                         11,299
12/31/1995                                   11,211                                         11,408
 1/31/1996                                   11,254                                         11,494
 2/29/1996                                   11,117                                         11,416
 3/31/1996                                   10,935                                         11,270
 4/30/1996                                   10,904                                         11,238
 5/31/1996                                   10,881                                         11,234
 6/30/1996                                   10,979                                         11,357
 7/31/1996                                   11,070                                         11,459
 8/31/1996                                   11,046                                         11,457
 9/30/1996                                   11,208                                         11,617
10/31/1996                                   11,280                                         11,748
11/30/1996                                   11,442                                         11,963
12/31/1996                                   11,407                                         11,913
 1/31/1997                                   11,403                                         11,935
 2/28/1997                                   11,505                                         12,045
 3/31/1997                                   11,375                                         11,884
 4/30/1997                                   11,460                                         11,984
 5/31/1997                                   11,613                                         12,164
 6/30/1997                                   11,724                                         12,294
 7/31/1997                                   11,989                                         12,634
 8/31/1997                                   11,897                                         12,516
 9/30/1997                                   12,019                                         12,664
10/31/1997                                   12,084                                         12,746
11/30/1997                                   12,154                                         12,821
12/31/1997                                   12,319                                         13,008
 1/31/1998                                   12,409                                         13,142
 2/28/1998                                   12,432                                         13,146
 3/31/1998                                   12,436                                         13,158
 4/30/1998                                   12,374                                         13,098
 5/31/1998                                   12,546                                         13,306
 6/30/1998                                   12,567                                         13,358
 7/31/1998                                   12,575                                         13,391
 8/31/1998                                   12,753                                         13,598
 9/30/1998                                   12,854                                         13,768
10/31/1998                                   12,815                                         13,768
11/30/1998                                   12,850                                         13,816
12/31/1998                                   12,869                                         13,851
 1/31/1999                                   12,987                                         14,015
 2/28/1999                                   12,926                                         13,954
 3/31/1999                                   12,942                                         13,973
 4/30/1999                                   12,988                                         14,008
 5/31/1999                                   12,926                                         13,927
 6/30/1999                                   12,725                                         13,727
 7/31/1999                                   12,733                                         13,777
 8/31/1999                                   12,548                                         13,666
 9/30/1999                                   12,494                                         13,672
10/31/1999                                   12,280                                         13,524
11/30/1999                                   12,438                                         13,668
12/31/1999                                   12,321                                         13,566
 1/31/2000                                   12,198                                         13,507
 2/29/2000                                   12,404                                         13,664
 3/31/2000                                   12,675                                         13,962
 4/30/2000                                   12,612                                         13,880
 5/31/2000                                   12,490                                         13,808
 6/30/2000                                   12,793                                         14,173
 7/31/2000                                   12,971                                         14,371
 8/31/2000                                   13,145                                         14,592
 9/30/2000                                   13,103                                         14,516
10/31/2000                                   13,229                                         14,675
11/30/2000                                   13,303                                         14,786
12/31/2000                                   13,637                                         15,151
 1/31/2001                                   13,713                                         15,301
 2/28/2001                                   13,775                                         15,350
 3/31/2001                                   13,872                                         15,487
 4/30/2001                                   13,699                                         15,319
 5/31/2001                                   13,852                                         15,484
 6/30/2001                                   13,942                                         15,588
 7/31/2001                                   14,166                                         15,819
 8/31/2001                                   14,363                                         16,079
 9/30/2001                                   14,243                                         16,025
10/31/2001                                   14,423                                         16,208
11/30/2001                                   14,284                                         16,080
12/31/2001                                   14,161                                         15,928
 1/31/2002                                   14,304                                         16,204
 2/28/2002                                   14,493                                         16,399
 3/31/2002                                   14,265                                         16,078
 4/30/2002                                   14,510                                         16,392
 5/31/2002                                   14,575                                         16,492
 6/30/2002                                   14,714                                         16,666
 7/31/2002                                   14,886                                         16,880
 8/31/2002                                   15,023                                         17,083
 9/30/2002                                   15,330                                         17,457
10/31/2002                                   14,915                                         17,168
11/30/2002                                   14,869                                         17,097
12/31/2002                                   15,192                                         17,457
 1/31/2003                                   15,002                                         17,413
 2/28/2003                                   15,219                                         17,657
 3/31/2003                                   15,209                                         17,667
 4/30/2003                                   15,418                                         17,784
 5/31/2003                                   15,716                                         18,200
 6/30/2003                                   15,728                                         18,123
 7/31/2003                                   15,197                                         17,489
 8/31/2003                                   15,281                                         17,619
 9/30/2003                                   15,673                                         18,137
10/31/2003                                   15,742                                         18,046
11/30/2003                                   15,889                                         18,234
12/31/2003                                   15,998                                         18,385
 1/31/2004                                   16,083                                         18,490
 2/29/2004                                   16,335                                         18,768
 3/31/2004                                   16,179                                         18,703
 4/30/2004                                   15,945                                         18,260
 5/31/2004                                   15,987                                         18,194
 6/30/2004                                   15,979                                         18,260
 7/31/2004                                   16,093                                         18,500
 8/31/2004                                   16,150                                         18,871

*SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 8/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $17,127 ON AUGUST 31, 2004; $16,306, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE GEORGIA MUNICIPALS FUND as of August 31, 2004

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT DISCUSSION

- After three years of job losses, growth returned to Georgia in early 2004, reflecting improving manufacturing activity, strong demand for transportation and revived tourism. Residential housing construction remained upbeat, while the commercial side showed moderate progress. The state's August 2004 jobless rate was 4.1%, down from 4.6% a year ago.

- Industrial development revenue bonds (IDRs) were the Portfolio's largest sector weighting at August 31, 2004. The Portfolio's investments reflected an exposure to economically sensitive areas - such as airlines and additive systems for the energy industry - as well as non-cyclical areas, including food, consumer products and beverages.

- Insured* water and sewer bonds represented a major investment. From Atlanta's surging growth to rural county water improvements, Georgia communities have been faced with the need to upgrade their water infrastructure, a trend that has provided the Portfolio with new income opportunities.

- Insured* transportation bonds have financed key projects within Atlanta's transportation grid. In response to exceptional population growth, the city's rapid transit authority has expanded service and renovated many of its facilities, projects that have been financed by some of the Portfolio's investments.

- Management has taken advantage of Puerto Rico issues as a way to further diversify the Portfolio and adjust its coupon structure. The Portfolio's Puerto Rico investments included transportation, lease revenue, special tax revenue, general obligations, utilities and industrial development revenue bonds.

THE FUND

- During the year ended August 31, 2004, the Fund's Class A and Class B shares had total returns of 7.52% and 6.69%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.48 on August 31, 2004 from $9.26 on August 31, 2003, and the reinvestment of $0.466 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.13 from $9.90, and the reinvestment of $0.425 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 7.11% during the year ended August 31, 2004.(3)

- Based on the most recent dividends and NAVs on August 31, 2004 of $9.48 per share for Class A and $10.13 per share for Class B, the Fund's distribution rates were 4.92% and 4.18%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.05% and 6.84%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at August 31, 2004 were 4.33% and 3.81%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.14% and 6.35%, respectively.(5)

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.

(3)  IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

(5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.90% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

RATING DISTRIBUTION(7)

[CHART]

AAA          58.1%
BB           16.8%
A            14.0%
BBB           2.9%
BB            1.4%
CCC           1.5%
Non-Rated     1.6%

PORTFOLIO STATISTICS(7)

- Number of Issues:                  54
- Average Maturity:                  20.3 years
- Average Rating:                    AA
- Average Call:                      7.9 years
- Average Dollar Price:              $105.85

(7) Rating Distribution and Portfolio Statistics may not be representative of the Portfolio's current or future investments.

EATON VANCE GEORGIA MUNICIPALS FUND as of August 31, 2004

PERFORMANCE

FUND INFORMATION
as of August 31, 2004

PERFORMANCE(1)                                             CLASS A      CLASS B
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                                      7.52%        6.69%
Five Years                                                    6.36         5.56
Ten Years                                                     5.50         4.89
Life of Fund(+)                                               4.66         4.94

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES
CHARGE OR APPLICABLE CDSC)
One Year                                                      2.43%        1.69%
Five Years                                                    5.32         5.24
Ten Years                                                     4.99         4.89
Life of Fund(+)                                               4.18         4.94

+Inception date: Class A: 12/7/93; Class B: 12/23/91

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES
     (CDSC) FOR CLASS B SHARES. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE
GEORGIA MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX* August 31, 1994 - August 31, 2004

                   LEHMAN BROTHERS        EATON VANCE GEORGIA
                 MUNICIPAL BOND INDEX    MUNICIPALS FUND CLASS B
------------------------------------------------------------------
 8/31/1994                     10,000                       10,000
 9/30/1994                      9,829                        9,853
10/31/1994                      9,566                        9,678
11/30/1994                      9,279                        9,503
12/31/1994                      9,535                        9,712
 1/31/1995                      9,857                        9,990
 2/28/1995                     10,157                       10,281
 3/31/1995                     10,257                       10,399
 4/30/1995                     10,236                       10,411
 5/31/1995                     10,495                       10,743
 6/30/1995                     10,324                       10,649
 7/31/1995                     10,355                       10,750
 8/31/1995                     10,490                       10,886
 9/30/1995                     10,574                       10,955
10/31/1995                     10,767                       11,115
11/30/1995                     10,980                       11,299
12/31/1995                     11,097                       11,408
 1/31/1996                     11,150                       11,494
 2/29/1996                     11,017                       11,416
 3/31/1996                     10,838                       11,270
 4/30/1996                     10,803                       11,238
 5/31/1996                     10,800                       11,234
 6/30/1996                     10,912                       11,357
 7/31/1996                     11,007                       11,459
 8/31/1996                     11,005                       11,457
 9/30/1996                     11,184                       11,617
10/31/1996                     11,270                       11,748
11/30/1996                     11,461                       11,963
12/31/1996                     11,414                       11,913
 1/31/1997                     11,400                       11,935
 2/28/1997                     11,528                       12,045
 3/31/1997                     11,383                       11,884
 4/30/1997                     11,482                       11,984
 5/31/1997                     11,630                       12,164
 6/30/1997                     11,699                       12,294
 7/31/1997                     12,021                       12,634
 8/31/1997                     11,903                       12,516
 9/30/1997                     12,042                       12,664
10/31/1997                     12,110                       12,746
11/30/1997                     12,170                       12,821
12/31/1997                     12,354                       13,008
 1/31/1998                     12,472                       13,142
 2/28/1998                     12,461                       13,146
 3/31/1998                     12,429                       13,158
 4/30/1998                     12,341                       13,098
 5/31/1998                     12,544                       13,306
 6/30/1998                     12,554                       13,358
 7/31/1998                     12,563                       13,391
 8/31/1998                     12,736                       13,598
 9/30/1998                     12,903                       13,768
10/31/1998                     12,862                       13,768
11/30/1998                     12,898                       13,816
12/31/1998                     12,880                       13,851
 1/31/1999                     13,026                       14,015
 2/28/1999                     12,950                       13,954
 3/31/1999                     12,878                       13,973
 4/30/1999                     12,899                       14,008
 5/31/1999                     12,796                       13,927
 6/30/1999                     12,536                       13,727
 7/31/1999                     12,492                       13,777
 8/31/1999                     12,298                       13,666
 9/30/1999                     12,229                       13,672
10/31/1999                     11,991                       13,524
11/30/1999                     12,090                       13,668
12/31/1999                     11,942                       13,566
 1/31/2000                     11,812                       13,507
 2/29/2000                     12,026                       13,664
 3/31/2000                     12,321                       13,962
 4/30/2000                     12,227                       13,880
 5/31/2000                     12,113                       13,808
 6/30/2000                     12,494                       14,173
 7/31/2000                     12,731                       14,371
 8/31/2000                     12,924                       14,592
 9/30/2000                     12,799                       14,516
10/31/2000                     12,957                       14,675
11/30/2000                     13,059                       14,786
12/31/2000                     13,475                       15,151
 1/31/2001                     13,499                       15,301
 2/28/2001                     13,575                       15,350
 3/31/2001                     13,676                       15,487
 4/30/2001                     13,424                       15,319
 5/31/2001                     13,610                       15,484
 6/30/2001                     13,702                       15,588
 7/31/2001                     13,949                       15,819
 8/31/2001                     14,194                       16,079
 9/30/2001                     13,982                       16,025
10/31/2001                     14,139                       16,208
11/30/2001                     14,006                       16,080
12/31/2001                     13,846                       15,928
 1/31/2002                     14,008                       16,204
 2/28/2002                     14,230                       16,399
 3/31/2002                     13,947                       16,078
 4/30/2002                     14,200                       16,392
 5/31/2002                     14,265                       16,492
 6/30/2002                     14,379                       16,666
 7/31/2002                     14,586                       16,880
 8/31/2002                     14,711                       17,083
 9/30/2002                     15,043                       17,457
10/31/2002                     14,695                       17,168
11/30/2002                     14,615                       17,097
12/31/2002                     14,980                       17,457
 1/31/2003                     14,823                       17,413
 2/28/2003                     15,046                       17,657
 3/31/2003                     15,033                       17,667
 4/30/2003                     15,249                       17,784
 5/31/2003                     15,588                       18,200
 6/30/2003                     15,582                       18,123
 7/31/2003                     14,995                       17,489
 8/31/2003                     15,111                       17,619
 9/30/2003                     15,517                       18,137
10/31/2003                     15,555                       18,046
11/30/2003                     15,753                       18,234
12/31/2003                     15,865                       18,385
 1/31/2004                     15,966                       18,490
 2/29/2004                     16,243                       18,768
 3/31/2004                     16,078                       18,703
 4/30/2004                     15,706                       18,260
 5/31/2004                     15,623                       18,194
 6/30/2004                     15,707                       18,260
 7/31/2004                     15,904                       18,500
 8/31/2004                     16,122                       18,871

*SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 8/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $17,082 ON AUGUST 31, 2004; $16,271, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE KENTUCKY MUNICIPALS FUND as of August 31, 2004

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

MANAGEMENT DISCUSSION

- Kentucky's economy showed signs of recovery in 2004. Job creation occurred predominantly in the service sectors, including education, government and health care. Manufacturing losses continued, with particular weakness in the metals, computer, electrical equipment and apparel sectors. The state's August 2004 jobless rate was 5.3%, down from 6.2% a year ago.

- Insured* transportation bonds were the Portfolio's largest sector weighting at August 31, 2004. Investments included issues for regional and county airport authorities, as well as highway and turnpike revitalization bonds. With revenues drawn from toll collections, turnpike bonds are valued for their historically stable revenue streams.

- Industrial development revenue bonds (IDRs) were a major focus of the Portfolio, although management remained very selective in an uncertain economy. Investments included a wide range of sectors, including energy, chemicals, retailing, airlines and a manufacturer of wire and cable for the utilities industry.

- Insured* lease revenue/certificates of participation (COPs) constituted significant investments. COPs are an alternative financing tool often used to finance the purchase of equipment and facilities for transportation, power generation and other public projects.

- Management continued to adjust the average coupon of the Portfolio's holdings. Puerto Rico bonds gave the Portfolio added flexibility to adjust the coupon structure, as well as to diversify further in general obligations, special tax revenue, highway and electric utility bonds.

THE FUND

- During the year ended August 31, 2004, the Fund's Class A and Class B shares had total returns of 5.70% and 4.96%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.32 on August 31, 2004 from $9.24 on August 31, 2003, and the reinvestment of $0.439 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.06 from $9.97, and the reinvestment of $0.399 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 7.11% during the year ended August 31, 2004.(3) The Fund's under-performance during the period resulted from the shorter average duration of the bonds it owns versus the bonds included in the Index. Duration is a measure of the Fund's sensitivity to interest rates changes.

- Based on the most recent dividends and NAVs on August 31, 2004 of $9.32 per share for Class A and $10.06 per share for Class B, the Fund's distribution rates were 4.69% and 3.93%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.68% and 6.43%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at August 31, 2004 were 3.42% and 2.84%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.60% and 4.65%, respectively.(5)

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.

(3)  IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

(5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.90% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

RATING DISTRIBUTION(7)

[CHART]

AAA          57.2%
AA           17.5%
A             8.2%
BBB           6.3%
CC            0.9%
Non-Rated     9.9%

PORTFOLIO STATISTICS(7)

- Number of Issues:                  48
- Average Maturity:                  17.3 years
- Average Rating:                    AA
- Average Call:                      6.8 years
- Average Dollar Price:              $95.03

(7) Rating Distribution and Portfolio Statistics may not be representative of the Portfolio's current or future investments.

Eaton Vance Kentucky Municipals Fund as of August 31, 2004
PERFORMANCE

FUND INFORMATION
as of August 31, 2004

PERFORMANCE(1)                                              Class A     Class B
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                                      5.70%        4.96%
Five Years                                                    4.94         4.20
Ten Years                                                     5.31         4.70
Life of Fund(+)                                               4.48         4.81

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR
APPLICABLE CDSC)
One Year                                                      0.69%       -0.04%
Five Years                                                    3.92         3.86
Ten Years                                                     4.80         4.70
Life of Fund(+)                                               4.00         4.81

(+)Inception date: Class A: 12/7/93; Class B: 12/23/91

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES
     (CDSC) FOR CLASS B SHARES. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE
KENTUCKY MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX* August 31, 1994 - August 31, 2004

                   LEHMAN BROTHERS         EATON VANCE KENTUCKY
                 MUNICIPAL BOND INDEX     MUNICIPALS FUND CLASS B
------------------------------------------------------------------
 8/31/1994                     10,000                       10,000
 9/30/1994                      9,791                        9,853
10/31/1994                      9,520                        9,678
11/30/1994                      9,276                        9,503
12/31/1994                      9,553                        9,712
 1/31/1995                      9,927                        9,990
 2/28/1995                     10,248                       10,281
 3/31/1995                     10,338                       10,399
 4/30/1995                     10,329                       10,411
 5/31/1995                     10,651                       10,743
 6/30/1995                     10,461                       10,649
 7/31/1995                     10,525                       10,750
 8/31/1995                     10,661                       10,886
 9/30/1995                     10,724                       10,955
10/31/1995                     10,927                       11,115
11/30/1995                     11,152                       11,299
12/31/1995                     11,269                       11,408
 1/31/1996                     11,312                       11,494
 2/29/1996                     11,169                       11,416
 3/31/1996                     11,025                       11,270
 4/30/1996                     10,991                       11,238
 5/31/1996                     10,989                       11,234
 6/30/1996                     11,111                       11,357
 7/31/1996                     11,172                       11,459
 8/31/1996                     11,136                       11,457
 9/30/1996                     11,303                       11,617
10/31/1996                     11,399                       11,748
11/30/1996                     11,555                       11,963
12/31/1996                     11,541                       11,913
 1/31/1997                     11,572                       11,935
 2/28/1997                     11,688                       12,045
 3/31/1997                     11,566                       11,884
 4/30/1997                     11,641                       11,984
 5/31/1997                     11,799                       12,164
 6/30/1997                     11,925                       12,294
 7/31/1997                     12,234                       12,634
 8/31/1997                     12,151                       12,516
 9/30/1997                     12,267                       12,664
10/31/1997                     12,335                       12,746
11/30/1997                     12,408                       12,821
12/31/1997                     12,568                       13,008
 1/31/1998                     12,661                       13,142
 2/28/1998                     12,686                       13,146
 3/31/1998                     12,715                       13,158
 4/30/1998                     12,640                       13,098
 5/31/1998                     12,806                       13,306
 6/30/1998                     12,829                       13,358
 7/31/1998                     12,850                       13,391
 8/31/1998                     12,998                       13,598
 9/30/1998                     13,104                       13,768
10/31/1998                     13,052                       13,768
11/30/1998                     13,090                       13,816
12/31/1998                     13,122                       13,851
 1/31/1999                     13,245                       14,015
 2/28/1999                     13,196                       13,954
 3/31/1999                     13,213                       13,973
 4/30/1999                     13,262                       14,008
 5/31/1999                     13,212                       13,927
 6/30/1999                     13,044                       13,727
 7/31/1999                     13,054                       13,777
 8/31/1999                     12,889                       13,666
 9/30/1999                     12,848                       13,672
10/31/1999                     12,641                       13,524
11/30/1999                     12,729                       13,668
12/31/1999                     12,610                       13,566
 1/31/2000                     12,523                       13,507
 2/29/2000                     12,646                       13,664
 3/31/2000                     12,916                       13,962
 4/30/2000                     12,773                       13,880
 5/31/2000                     12,530                       13,808
 6/30/2000                     12,819                       14,173
 7/31/2000                     12,992                       14,371
 8/31/2000                     13,174                       14,592
 9/30/2000                     13,092                       14,516
10/31/2000                     13,198                       14,675
11/30/2000                     13,289                       14,786
12/31/2000                     13,665                       15,151
 1/31/2001                     13,719                       15,301
 2/28/2001                     13,729                       15,350
 3/31/2001                     13,819                       15,487
 4/30/2001                     13,596                       15,319
 5/31/2001                     13,752                       15,484
 6/30/2001                     13,843                       15,588
 7/31/2001                     14,059                       15,819
 8/31/2001                     14,302                       16,079
 9/30/2001                     14,146                       16,025
10/31/2001                     14,287                       16,208
11/30/2001                     14,166                       16,080
12/31/2001                     13,978                       15,928
 1/31/2002                     14,123                       16,204
 2/28/2002                     14,328                       16,399
 3/31/2002                     14,017                       16,078
 4/30/2002                     14,281                       16,392
 5/31/2002                     14,373                       16,492
 6/30/2002                     14,513                       16,666
 7/31/2002                     14,645                       16,880
 8/31/2002                     14,768                       17,083
 9/30/2002                     15,111                       17,457
10/31/2002                     14,764                       17,168
11/30/2002                     14,698                       17,097
12/31/2002                     15,028                       17,457
 1/31/2003                     14,916                       17,413
 2/28/2003                     15,195                       17,657
 3/31/2003                     15,165                       17,667
 4/30/2003                     15,303                       17,784
 5/31/2003                     15,578                       18,200
 6/30/2003                     15,466                       18,123
 7/31/2003                     14,942                       17,489
 8/31/2003                     15,085                       17,619
 9/30/2003                     15,487                       18,137
10/31/2003                     15,432                       18,046
11/30/2003                     15,639                       18,234
12/31/2003                     15,716                       18,385
 1/31/2004                     15,705                       18,490
 2/29/2004                     15,929                       18,768
 3/31/2004                     15,793                       18,703
 4/30/2004                     15,484                       18,260
 5/31/2004                     15,413                       18,194
 6/30/2004                     15,463                       18,260
 7/31/2004                     15,638                       18,500
 8/31/2004                     15,834                       18,871

*SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 8/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $16,780 ON AUGUST 31, 2004; $15,982, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE LOUISIANA MUNICIPALS FUND as of August 31, 2004

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]

Robert B. MacIntosh
Portfolio Manager

MANAGEMENT DISCUSSION

- Louisiana registered job growth in the first half of 2004, although at a slower pace than in 2003. Major growth engines were health care, education and tourism. Job losses occurred in the manufacturing and chemical sectors. Chemical producers were hard pressed by soaring feedstock prices and competition from foreign suppliers. The state's August 2004 jobless rate was 6.1%, down from 6.8% a year ago, but above the 5.4% national rate.

- Insured* education bonds constituted the Portfolio's largest sector weighting at August 31, 2004, including some of Louisiana's finest universities. Historically, colleges and universities generally have enjoyed stable enrollment and revenues, irrespective of the economic environment.

- Insured* general obligations (GOs) were a large commitment for the Portfolio at a time when the economic recovery has advanced unevenly throughout the state. In addition to a state GO, the Portfolio's investments included issues for cities and parishes with a solid tax base and sound local economies.

- Insured* special tax revenue bonds were a significant weighting for the Portfolio. These issues provided the state and local communities an alternative means to meet the demands of growing communities and to finance new infrastructure projects.

- Management took advantage of its ability to invest in Puerto Rico bonds, providing diversification and the ability to adjust the average coupon and call structure of the Portfolio's holdings. Investments included electric utilities, lease revenue, GOs and infrastructure financing bonds.

THE FUND

- During the year ended August 31, 2004, the Fund's Class A and Class B shares had total returns of 7.44% and 6.72%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.84 on August 31, 2004 from $9.61 on August 31, 2003, and the reinvestment of $0.472 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.40 from $10.15, and the reinvestment of $0.422 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 7.11% during the year ended August 31, 2004.(3)

- Based on the most recent dividends and NAVs on August 31, 2004 of $9.84 per share for Class A and $10.40 per share for Class B, the Fund's distribution rates were 4.81% and 4.06%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.87% and 6.64%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at August 31, 2004 were 4.44% and 3.91%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.27% and 6.40%, respectively.(5)

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.

(3)  IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

(5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.90% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

     * Private insurance does not decrease the risk of loss of principal associated with this investment.

[CHART]

RATING DISTRIBUTION(7)

AAA             74.8%
AA              12.6%
BBB              8.8%
Non-Rated        3.8%

PORTFOLIO STATISTICS(7)

- Number of Issues:             41
- Average Maturity:             21.8 years
- Average Rating:               AA+A
- Average Call:                 8.2 years
- Average Dollar Price:         $96.49


(7) Rating Distribution and Portfolio Statistics may not be representative of the Portfolio's current or future investments.

EATON VANCE LOUISIANA MUNICIPALS FUND as of August 31, 2004

PERFORMANCE

FUND INFORMATION
as of August 31, 2004

PERFORMANCE(1)                                  CLASS A  CLASS B
----------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
  (AT NET ASSET VALUE)
One Year                                           7.44%    6.72%
Five Years                                         6.34     5.57
Ten Years                                          5.63     4.95
Life of Fund+                                      5.05     5.12

SEC AVERAGE ANNUAL TOTAL RETURNS
  (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
One Year                                           2.32%    1.72%
Five Years                                         5.32     5.24
Ten Years                                          5.12     4.95
Life of Fund+                                      4.56     5.12

+ Inception date: Class A: 2/14/94; Class B: 10/2/92

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES
     (CDSC) FOR CLASS B SHARES. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% -5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE LOUISIANA MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

August 31, 1994 - August 31, 2004

                EATON VANCE LOUISIANA                    LEHMAN BROTHERS
  DATE          MUNICIPALS FUND CLASS B                  MUNICIPAL BOND INDEX
-----------------------------------------------------------------------------
 8/31/1994      10,000                                   10,000
 9/30/1994       9,797                                    9,853
10/31/1994       9,525                                    9,678
11/30/1994       9,257                                    9,503
12/31/1994       9,532                                    9,712
 1/31/1995       9,893                                    9,990
 2/28/1995      10,232                                   10,281
 3/31/1995      10,302                                   10,399
 4/30/1995      10,275                                   10,411
 5/31/1995      10,491                                   10,743
 6/30/1995      10,316                                   10,649
 7/31/1995      10,392                                   10,750
 8/31/1995      10,508                                   10,886
 9/30/1995      10,583                                   10,955
10/31/1995      10,775                                   11,115
11/30/1995      10,967                                   11,299
12/31/1995      11,096                                   11,408
 1/31/1996      11,109                                   11,494
 2/29/1996      10,938                                   11,416
 3/31/1996      10,776                                   11,270
 4/30/1996      10,778                                   11,238
 5/31/1996      10,821                                   11,234
 6/30/1996      10,924                                   11,357
 7/31/1996      11,031                                   11,459
 8/31/1996      11,009                                   11,457
 9/30/1996      11,188                                   11,617
10/31/1996      11,297                                   11,748
11/30/1996      11,477                                   11,963
12/31/1996      11,445                                   11,913
 1/31/1997      11,455                                   11,935
 2/28/1997      11,551                                   12,045
 3/31/1997      11,444                                   11,884
 4/30/1997      11,510                                   11,984
 5/31/1997      11,635                                   12,164
 6/30/1997      11,729                                   12,294
 7/31/1997      12,050                                   12,634
 8/31/1997      11,947                                   12,516
 9/30/1997      12,052                                   12,664
10/31/1997      12,146                                   12,746
11/30/1997      12,232                                   12,821
12/31/1997      12,392                                   13,008
 1/31/1998      12,452                                   13,142
 2/28/1998      12,456                                   13,146
 3/31/1998      12,486                                   13,158
 4/30/1998      12,366                                   13,098
 5/31/1998      12,605                                   13,306
 6/30/1998      12,594                                   13,358
 7/31/1998      12,605                                   13,391
 8/31/1998      12,828                                   13,598
 9/30/1998      12,996                                   13,768
10/31/1998      12,896                                   13,768
11/30/1998      12,958                                   13,816
12/31/1998      12,953                                   13,851
 1/31/1999      13,100                                   14,015
 2/28/1999      12,988                                   13,954
 3/31/1999      12,966                                   13,973
 4/30/1999      12,986                                   14,008
 5/31/1999      12,858                                   13,927
 6/30/1999      12,624                                   13,727
 7/31/1999      12,605                                   13,777
 8/31/1999      12,361                                   13,666
 9/30/1999      12,279                                   13,672
10/31/1999      11,992                                   13,524
11/30/1999      12,101                                   13,668
12/31/1999      11,953                                   13,566
 1/31/2000      11,797                                   13,507
 2/29/2000      12,033                                   13,664
 3/31/2000      12,362                                   13,962
 4/30/2000      12,229                                   13,880
 5/31/2000      12,115                                   13,808
 6/30/2000      12,476                                   14,173
 7/31/2000      12,709                                   14,371
 8/31/2000      12,938                                   14,592
 9/30/2000      12,853                                   14,516
10/31/2000      13,007                                   14,675
11/30/2000      13,107                                   14,786
12/31/2000      13,609                                   15,151
 1/31/2001      13,631                                   15,301
 2/28/2001      13,678                                   15,350
 3/31/2001      13,803                                   15,487
 4/30/2001      13,526                                   15,319
 5/31/2001      13,721                                   15,484
 6/30/2001      13,824                                   15,588
 7/31/2001      14,065                                   15,819
 8/31/2001      14,333                                   16,079
 9/30/2001      14,207                                   16,025
10/31/2001      14,332                                   16,208
11/30/2001      14,227                                   16,080
12/31/2001      14,041                                   15,928
 1/31/2002      14,240                                   16,204
 2/28/2002      14,444                                   16,399
 3/31/2002      14,080                                   16,078
 4/30/2002      14,313                                   16,392
 5/31/2002      14,419                                   16,492
 6/30/2002      14,557                                   16,666
 7/31/2002      14,731                                   16,880
 8/31/2002      14,881                                   17,083
 9/30/2002      15,264                                   17,457
10/31/2002      14,907                                   17,168
11/30/2002      14,827                                   17,097
12/31/2002      15,169                                   17,457
 1/31/2003      15,029                                   17,413
 2/28/2003      15,246                                   17,657
 3/31/2003      15,217                                   17,667
 4/30/2003      15,339                                   17,784
 5/31/2003      15,626                                   18,200
 6/30/2003      15,561                                   18,123
 7/31/2003      15,088                                   17,489
 8/31/2003      15,186                                   17,619
 9/30/2003      15,539                                   18,137
10/31/2003      15,530                                   18,046
11/30/2003      15,768                                   18,234
12/31/2003      15,893                                   18,385
 1/31/2004      15,946                                   18,490
 2/29/2004      16,156                                   18,768
 3/31/2004      15,994                                   18,703
 4/30/2004      15,707                                   18,260
 5/31/2004      15,656                                   18,194
 6/30/2004      15,739                                   18,260
 7/31/2004      15,947                                   18,500
 8/31/2004      16,207                                   18,871

* SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 8/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $17,286 ON AUGUST 31, 2004; $16,469, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE MARYLAND MUNICIPALS FUND as of August 31, 2004

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]

WILLIAM H. AHERN
PORTFOLIO MANAGER

MANAGEMENT DISCUSSION

- Maryland's job growth exceeded the nation's as a whole in 2004, spurred by gains in health care, education, security and leisure, benefiting from an aging babyboomer population, as well as a recovery in tourism since 2001. Manufacturing losses persisted for the third straight year. The state's August 2004 jobless rate was 4.1%, down from 4.5% a year ago.

- Insured* and uninsured hospital bonds were among the Portfolio's largest sector weightings at August 31, 2004. Management remained very selective within the hospital sector, focusing investments on acute care institutions with good market share, as well as facilities with in-demand specialties, such as cardiac care or dialysis services.

- Education bonds were major investments. University bonds were attractive, as the recovery faltered somewhat. Some Maryland colleges and universities enjoy very high applicant ratios, affording those institutions the ability to raise tuition costs. That contrasts dramatically with industrial issuers, which have not enjoyed such pricing flexibility.

- Escrowed bonds were among the Portfolio's largest commitments. Escrowed bonds are pre-refunded to their approaching call dates and, in some cases, continue to deliver above-average income. Because they are backed by Treasury bonds, escrowed bonds are considered to be of the highest quality.

- The Portfolio made structural changes, as necessary, to adjust to changing market conditions. Management maintained an investment approach that emphasized a broad mix according to sector and issuer.

- Effective September 13, 2004, Craig Brandon assumed management responsibilities for the Portfolio. A vicepresident of Eaton Vance Management and Boston Research and Management, Mr. Brandon joined Eaton Vance in 1998, and has since worked as a municipal bond analyst. Prior to joining Eaton Vance, he was a state budget and capital finance analyst for the New York State Assembly.

THE FUND

- During the year ended August 31, 2004, the Fund's Class A and Class B shares had total returns of 5.14% and 4.34%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.49 on August 31, 2004 from $9.50 on August 31, 2003, and the reinvestment of $0.449 per share in tax-free income and $0.042 in capital gain distributions.(2) For Class B, this return resulted from a decrease in NAV to $10.35 from $10.36, and the reinvestment of $0.414 per share in tax-free income and $0.042 in capital gain distributions.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 7.11% during the year ended August 31, 2004.(3) The Fund's performance was hurt during the period by its exposure to a troubled hospital credit in Prince George's County.

- Based on the most recent dividends and NAVs on August 31, 2004 of $9.49 per share for Class A and $10.35 per share for Class B, the Fund's distribution rates were 4.73% and 3.98%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.64% and 6.43%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at August 31, 2004 were 4.61% and 3.79%, respectively. (6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.45% and 6.12%, respectively.(5)

  (1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

  (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.

  (3) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

  (4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

  (5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.09% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

  (6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

  * Private insurance does not decrease the risk of loss of principal associated with this investment.

[CHART]

RATING DISTRIBUTION(6)

AAA             49.8%
AA              19.7%
A               13.7%
Non-Rated       10.4%
BBB              4.6%
CC               1.8%

PORTFOLIO STATISTICS(7)

- Number of Issues:                54
- Average Maturity:                22.7 years
- Average Rating:                  AA-
- Average Call:                    8.6 years
- Average Dollar Price:            $105.35

  (7) Rating Distribution and Portfolio Statistics may not be representative of the Portfolio's current or future investments.

EATON VANCE MARYLAND MUNICIPALS FUND as of August 31, 2004

PERFORMANCE

FUND INFORMATION
as of August 31, 2004

PERFORMANCE(1)                                                                     CLASS A         CLASS B
----------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                                                              5.14%           4.34%
Five Years                                                                            5.51            4.69
Ten Years                                                                             5.34            4.65
Life of Fund+                                                                         4.50            4.88

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
One Year                                                                              0.18%          -0.65%
Five Years                                                                            4.49            4.36
Ten Years                                                                             4.83            4.65
Life of Fund+                                                                         4.03            4.88

+ Inception date: Class A: 12/10/93; Class B: 2/3/92

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES
     (CDSC) FOR CLASS B SHARES. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE MARYLAND MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

August 31, 1994 - August 31, 2004

                EATON VANCE MARYLAND                     LEHMAN BROTHERS
  DATE          MUNICIPALS FUND CLASS B                  MUNICIPAL BOND INDEX
-----------------------------------------------------------------------------
 8/31/1994      10,000                                   10,000
 9/30/1994       9,786                                    9,853
10/31/1994       9,512                                    9,678
11/30/1994       9,224                                    9,503
12/31/1994       9,545                                    9,712
 1/31/1995       9,891                                    9,990
 2/28/1995      10,275                                   10,281
 3/31/1995      10,373                                   10,399
 4/30/1995      10,344                                   10,411
 5/31/1995      10,679                                   10,743
 6/30/1995      10,442                                   10,649
 7/31/1995      10,526                                   10,750
 8/31/1995      10,671                                   10,886
 9/30/1995      10,735                                   10,955
10/31/1995      10,956                                   11,115
11/30/1995      11,198                                   11,299
12/31/1995      11,347                                   11,408
 1/31/1996      11,433                                   11,494
 2/29/1996      11,274                                   11,416
 3/31/1996      11,092                                   11,270
 4/30/1996      11,061                                   11,238
 5/31/1996      11,050                                   11,234
 6/30/1996      11,160                                   11,357
 7/31/1996      11,264                                   11,459
 8/31/1996      11,252                                   11,457
 9/30/1996      11,438                                   11,617
10/31/1996      11,522                                   11,748
11/30/1996      11,708                                   11,963
12/31/1996      11,664                                   11,913
 1/31/1997      11,650                                   11,935
 2/28/1997      11,765                                   12,045
 3/31/1997      11,601                                   11,884
 4/30/1997      11,710                                   11,984
 5/31/1997      11,877                                   12,164
 6/30/1997      11,990                                   12,294
 7/31/1997      12,304                                   12,634
 8/31/1997      12,223                                   12,516
 9/30/1997      12,348                                   12,664
10/31/1997      12,415                                   12,746
11/30/1997      12,498                                   12,821
12/31/1997      12,666                                   13,008
 1/31/1998      12,780                                   13,142
 2/28/1998      12,770                                   13,146
 3/31/1998      12,775                                   13,158
 4/30/1998      12,690                                   13,098
 5/31/1998      12,888                                   13,306
 6/30/1998      12,898                                   13,358
 7/31/1998      12,896                                   13,391
 8/31/1998      13,076                                   13,598
 9/30/1998      13,168                                   13,768
10/31/1998      13,130                                   13,768
11/30/1998      13,022                                   13,816
12/31/1998      12,994                                   13,851
 1/31/1999      13,150                                   14,015
 2/28/1999      13,137                                   13,954
 3/31/1999      13,129                                   13,973
 4/30/1999      13,162                                   14,008
 5/31/1999      12,927                                   13,927
 6/30/1999      12,725                                   13,727
 7/31/1999      12,732                                   13,777
 8/31/1999      12,520                                   13,666
 9/30/1999      12,441                                   13,672
10/31/1999      12,174                                   13,524
11/30/1999      12,271                                   13,668
12/31/1999      12,150                                   13,566
 1/31/2000      12,034                                   13,507
 2/29/2000      12,239                                   13,664
 3/31/2000      12,522                                   13,962
 4/30/2000      12,442                                   13,880
 5/31/2000      12,328                                   13,808
 6/30/2000      12,602                                   14,173
 7/31/2000      12,801                                   14,371
 8/31/2000      12,958                                   14,592
 9/30/2000      12,885                                   14,516
10/31/2000      13,007                                   14,675
11/30/2000      13,115                                   14,786
12/31/2000      13,472                                   15,151
 1/31/2001      13,504                                   15,301
 2/28/2001      13,600                                   15,350
 3/31/2001      13,720                                   15,487
 4/30/2001      13,580                                   15,319
 5/31/2001      13,715                                   15,484
 6/30/2001      13,800                                   15,588
 7/31/2001      13,993                                   15,819
 8/31/2001      14,252                                   16,079
 9/30/2001      14,154                                   16,025
10/31/2001      14,303                                   16,208
11/30/2001      14,215                                   16,080
12/31/2001      14,060                                   15,928
 1/31/2002      14,227                                   16,204
 2/28/2002      14,371                                   16,399
 3/31/2002      14,112                                   16,078
 4/30/2002      14,326                                   16,392
 5/31/2002      14,387                                   16,492
 6/30/2002      14,522                                   16,666
 7/31/2002      14,691                                   16,880
 8/31/2002      14,824                                   17,083
 9/30/2002      15,197                                   17,457
10/31/2002      14,849                                   17,168
11/30/2002      14,785                                   17,097
12/31/2002      15,079                                   17,457
 1/31/2003      15,013                                   17,413
 2/28/2003      15,239                                   17,657
 3/31/2003      15,240                                   17,667
 4/30/2003      15,388                                   17,784
 5/31/2003      15,652                                   18,200
 6/30/2003      15,573                                   18,123
 7/31/2003      14,968                                   17,489
 8/31/2003      15,091                                   17,619
 9/30/2003      15,390                                   18,137
10/31/2003      15,367                                   18,046
11/30/2003      15,554                                   18,234
12/31/2003      15,692                                   18,385
 1/31/2004      15,699                                   18,490
 2/29/2004      15,947                                   18,768
 3/31/2004      15,788                                   18,703
 4/30/2004      15,461                                   18,260
 5/31/2004      15,380                                   18,194
 6/30/2004      15,414                                   18,260
 7/31/2004      15,571                                   18,500
 8/31/2004      15,747                                   18,871

* SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 8/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $16,824 ON AUGUST 31, 2004; $16,024, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE MISSOURI MUNICIPALS FUND as of August 31, 2004
INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT DISCUSSION

- Missouri's job picture improved in the first half of 2004, adding 1,400 jobs in the first quarter alone. The government, finance, insurance and real estate sectors saw the most significant job creation. Interestingly, unlike many other states, Missouri's manufacturing sector enjoyed modest job growth. The state's August 2004 jobless rate was 5.7%, down from 5.9% a year ago.

- Insured* lease revenue/certificates of participation (COPs) were the Portfolio's largest sector weighting at August 31, 2004. COPs are alternative financing vehicles often used to finance aspects of major public projects. The Portfolio's investments included issues that financed Kansas City's sports complex, as well as St. Louis' convention center hotel.

- Hospital and insured* hospital bonds constituted major investments. With stricter Medicare reimbursement rules and increasingly intense competition, management focused on institutions it believes have sound financial structures, good management and in-demand specialties, including rehabilitation, cardiac, psychiatric and diabetes care.

-  The Portfolio had investments in a range of industrial development revenue
   (IDR) bonds. While management remained selective, the Portfolio's IDR holdings included defensive sectors, such as beverages and personal care products, as well as more economically-sensitive areas, such as chemicals, air freight and retailing.

- Maintaining a broad investment mix has been a central theme of the Portfolio in recent months. Management has sought to diversify further on an issue, sector and structural basis. Call protection has been another key strategic consideration.

THE FUND

- During the year ended August 31, 2004, the Fund's Class A and Class B shares had total returns of 7.53% and 6.71%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.08 on August 31, 2004 from $9.89 on August 31, 2003, and the reinvestment of $0.539 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $11.14 from $10.93, and the reinvestment of $0.511 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 7.11% during the year ended August 31, 2004.(3)

- Based on the most recent dividends and NAVs on August 31, 2004 of $10.08 per share for Class A and $11.14 per share for Class B, the Fund's distribution rates were 4.97% and 4.22%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.13% and 6.91%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at August 31, 2004 were 4.08% and 3.55%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.68% and 5.94%, respectively.(5)

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.

(3) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

(5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.90% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

    * Private insurance does not decrease the risk of loss of principal associated with this investment.

[CHART]

RATING DISTRIBUTION(7)

AAA             65.9%
Non-Rated       11.4%
BB               2.1%
BBB              5.4%
A                9.5%
AA               5.7%

PORTFOLIO STATISTICS(7)

- Number of Issues:                     52
- Average Maturity:                     19.1 years
- Average Rating:                       AA
- Average Call:                         7.2 years
- Average Dollar Price:                 $98.54

(7) Rating Distribution and Portfolio Statistics may not be representative of the Portfolio's current or future investments.

EATON VANCE MISSOURI MUNICIPALS FUND as of August 31, 2004

PERFORMANCE

FUND INFORMATION
as of August 31, 2004

PERFORMANCE(1)                                            CLASS A       CLASS B
---------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
  (AT NET ASSET VALUE)
One Year                                                     7.53%         6.71%
Five Years                                                   6.63          5.52
Ten Years                                                    6.07          5.43
Life of Fund+                                                5.27          5.69

SEC AVERAGE ANNUAL TOTAL RETURNS
  (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
One Year                                                     2.45%         1.71%
Five Years                                                   5.30          5.19
Ten Years                                                    5.56          5.43
Life of Fund+                                                4.79          5.69

+ Inception date: Class A: 12/7/93; Class B: 5/1/92

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% -5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE MISSOURI MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

August 31, 1994 - August 31, 2004

                 LEHMAN BROTHERS               EATON VANCE MISSOURI
                 MUNICIPAL BOND INDEX          MUNICIPALS FUND CLASS B
 8/31/1994                     10,000                           10,000
 9/30/1994                      9,791                            9,853
10/31/1994                      9,523                            9,678
11/30/1994                      9,251                            9,503
12/31/1994                      9,558                            9,712
 1/31/1995                      9,938                            9,990
 2/28/1995                     10,298                           10,281
 3/31/1995                     10,375                           10,399
 4/30/1995                     10,388                           10,411
 5/31/1995                     10,759                           10,743
 6/30/1995                     10,587                           10,649
 7/31/1995                     10,629                           10,750
 8/31/1995                     10,782                           10,886
 9/30/1995                     10,844                           10,955
10/31/1995                     11,040                           11,115
11/30/1995                     11,278                           11,299
12/31/1995                     11,413                           11,408
 1/31/1996                     11,487                           11,494
 2/29/1996                     11,331                           11,416
 3/31/1996                     11,109                           11,270
 4/30/1996                     11,067                           11,238
 5/31/1996                     11,066                           11,234
 6/30/1996                     11,186                           11,357
 7/31/1996                     11,300                           11,459
 8/31/1996                     11,278                           11,457
 9/30/1996                     11,472                           11,617
10/31/1996                     11,588                           11,748
11/30/1996                     11,783                           11,963
12/31/1996                     11,729                           11,913
 1/31/1997                     11,727                           11,935
 2/28/1997                     11,862                           12,045
 3/31/1997                     11,692                           11,884
 4/30/1997                     11,788                           11,984
 5/31/1997                     11,975                           12,164
 6/30/1997                     12,087                           12,294
 7/31/1997                     12,441                           12,634
 8/31/1997                     12,340                           12,516
 9/30/1997                     12,452                           12,664
10/31/1997                     12,519                           12,746
11/30/1997                     12,601                           12,821
12/31/1997                     12,801                           13,008
 1/31/1998                     12,914                           13,142
 2/28/1998                     12,951                           13,146
 3/31/1998                     12,968                           13,158
 4/30/1998                     12,874                           13,098
 5/31/1998                     13,080                           13,306
 6/30/1998                     13,103                           13,358
 7/31/1998                     13,113                           13,391
 8/31/1998                     13,303                           13,598
 9/30/1998                     13,429                           13,768
10/31/1998                     13,380                           13,768
11/30/1998                     13,429                           13,816
12/31/1998                     13,450                           13,851
 1/31/1999                     13,568                           14,015
 2/28/1999                     13,498                           13,954
 3/31/1999                     13,479                           13,973
 4/30/1999                     13,514                           14,008
 5/31/1999                     13,430                           13,927
 6/30/1999                     13,197                           13,727
 7/31/1999                     13,194                           13,777
 8/31/1999                     12,976                           13,666
 9/30/1999                     12,912                           13,672
10/31/1999                     12,640                           13,524
11/30/1999                     12,750                           13,668
12/31/1999                     12,574                           13,566
 1/31/2000                     12,392                           13,507
 2/29/2000                     12,622                           13,664
 3/31/2000                     12,930                           13,962
 4/30/2000                     12,844                           13,880
 5/31/2000                     12,713                           13,808
 6/30/2000                     13,054                           14,173
 7/31/2000                     13,258                           14,371
 8/31/2000                     13,445                           14,592
 9/30/2000                     13,355                           14,516
10/31/2000                     13,509                           14,675
11/30/2000                     13,598                           14,786
12/31/2000                     13,983                           15,151
 1/31/2001                     14,049                           15,301
 2/28/2001                     14,138                           15,350
 3/31/2001                     14,263                           15,487
 4/30/2001                     14,056                           15,319
 5/31/2001                     14,224                           15,484
 6/30/2001                     14,344                           15,588
 7/31/2001                     14,597                           15,819
 8/31/2001                     14,902                           16,079
 9/30/2001                     14,815                           16,025
10/31/2001                     14,958                           16,208
11/30/2001                     14,825                           16,080
12/31/2001                     14,668                           15,928
 1/31/2002                     14,761                           16,204
 2/28/2002                     14,940                           16,399
 3/31/2002                     14,691                           16,078
 4/30/2002                     14,940                           16,392
 5/31/2002                     15,051                           16,492
 6/30/2002                     15,181                           16,666
 7/31/2002                     15,357                           16,880
 8/31/2002                     15,512                           17,083
 9/30/2002                     15,851                           17,457
10/31/2002                     15,513                           17,168
11/30/2002                     15,445                           17,097
12/31/2002                     15,786                           17,457
 1/31/2003                     15,702                           17,413
 2/28/2003                     15,923                           17,657
 3/31/2003                     15,918                           17,667
 4/30/2003                     16,074                           17,784
 5/31/2003                     16,347                           18,200
 6/30/2003                     16,235                           18,123
 7/31/2003                     15,756                           17,489
 8/31/2003                     15,903                           17,619
 9/30/2003                     16,270                           18,137
10/31/2003                     16,213                           18,046
11/30/2003                     16,410                           18,234
12/31/2003                     16,509                           18,385
 1/31/2004                     16,556                           18,490
 2/29/2004                     16,859                           18,768
 3/31/2004                     16,701                           18,703
 4/30/2004                     16,382                           18,260
 5/31/2004                     16,415                           18,194
 6/30/2004                     16,517                           18,260
 7/31/2004                     16,696                           18,500
 8/31/2004                     16,971                           18,871

* SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 8/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $18,033 ON AUGUST 31, 2004; $17,182, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE NORTH CAROLINA MUNICIPALS FUND as of August 31, 2004

INVESTMENT UPDATE

[PHOTO OF THOMAS M. METZOLD]

Thomas M. Metzold
Portfolio Manager

MANAGEMENT DISCUSSION

- North Carolina saw some employment growth in 2004, driven primarily by the service sector, most notably health care, business services and transportation. However, the manufacturing sector, including the key textile industry, continued to shed jobs, victims of global competition and outsourcing. The state's August 2004 jobless rate was 5.5%, down from 6.5% a year ago.

- Electric utilities were the Portfolio's largest sector weighting at August 31, 2004. Electric utilities represent a significant portion of North Carolina municipal issuance. Investments included issues of state, regional and county power agencies that management believes are well-positioned to compete in the newly-restructured state utility industry.

- Escrowed bonds constituted a significant commitment for the Portfolio. Because the bonds are pre-refunded to their approaching call dates, they are deemed to be of high quality and tend to provide relatively stable performance in a variety of market scenarios.

- Education bonds were among the Portfolio's largest investments. Management believes these bonds provided good quality from well-regarded issuers and included bonds from some of the state's finest universities. These schools have historically enjoyed strong applicant demand, which has given them flexibility in setting fee and tuition rates.

- Management adjusted the Portfolio's coupon structure to reflect the upward shift in interest rates. Management also continued to update call protection, paring issues with unfavorable call features in favor of bonds with longer-dated call provisions.

- Effective September 3, 2004, William H. Ahern became co-portfolio manager of the Portfolio. A vice president of Eaton Vance Management and Boston Research and Management, Mr. Ahern manages other Eaton Vance municipal bond portfolios and has been a portfolio manager at Eaton Vance since 1994.

THE FUND

- During the year ended August 31, 2004, the Fund's Class A and Class B shares had total returns of 5.52% and 4.69%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.39 on August 31, 2004 from $9.32 on August 31, 2003, and the reinvestment of $0.437 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.10 from $10.03, and the reinvestment of $0.396 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 7.11% during the year ended August 31, 2004.(3) The Fund's under-performance during the period resulted from the shorter average duration of the bonds it owns versus the bonds included in the Index. Duration is a measure of the Fund's sensitivity to interest rates changes.

- Based on the most recent dividends and NAVs on August 31, 2004 of $9.39 per share for Class A and $10.10 per share for Class B, the Fund's distribution rates were 4.63% and 3.88%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.76% and 6.51%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at August 31, 2004 were 3.81% and 3.41%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.27% and 4.83%, respectively.(5)

   (1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

   (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.

   (3)  IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

   (4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

   (5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 40.36% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

   (6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

[CHART]

RATING DISTRIBUTION(7)

AAA             51.6
Non-Rated        1.1%
BBB             13.6%
A               11.7%
AA              22.0%

PORTFOLIO STATISTICS(7)

 - Number of Issues:           57
 - Average Maturity:           18.9 years
 - Average Rating:             AA
 - Average Call:               8.3 years
 - Average Dollar Price:       $101.07

   (7) Rating Distribution and Portfolio Statistics may not be representative of the Portfolio's current or future investments.

EATON VANCE NORTH CAROLINA MUNICIPALS FUND as of August 31, 2004

PERFORMANCE

FUND INFORMATION
as of August 31, 2004

PERFORMANCE(1)                                               CLASS A        CLASS B
-------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
  (AT NET ASSET VALUE)
One Year                                                        5.52%          4.69%
Five Years                                                      5.31           4.53
Ten Years                                                       5.24           4.58
Life of Fund+                                                   4.49           4.83

SEC AVERAGE ANNUAL TOTAL RETURNS
  (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
One Year                                                        0.55%         -0.31%
Five Years                                                      4.30           4.19
Ten Years                                                       4.74           4.58
Life of Fund+                                                   4.02           4.83

+ Inception date: Class A: 12/7/93; Class B: 10/23/91

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE
    FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES
    (CDSC) FOR CLASS B SHARES. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% -5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE NORTH CAROLINA MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

August 31, 1994 - August 31, 2004

                EATON VANCE NORTH CAROLINA               LEHMAN BROTHERS
  DATE          MUNICIPALS FUND CLASS B                  MUNICIPAL BOND INDEX
-----------------------------------------------------------------------------
 8/31/1994      10,000                                   10,000
 9/30/1994       9,834                                    9,853
10/31/1994       9,578                                    9,678
11/30/1994       9,287                                    9,503
12/31/1994       9,571                                    9,712
 1/31/1995       9,910                                    9,990
 2/28/1995      10,228                                   10,281
 3/31/1995      10,327                                   10,399
 4/30/1995      10,309                                   10,411
 5/31/1995      10,565                                   10,743
 6/30/1995      10,377                                   10,649
 7/31/1995      10,410                                   10,750
 8/31/1995      10,503                                   10,886
 9/30/1995      10,576                                   10,955
10/31/1995      10,809                                   11,115
11/30/1995      11,052                                   11,299
12/31/1995      11,169                                   11,408
 1/31/1996      11,201                                   11,494
 2/29/1996      11,060                                   11,416
 3/31/1996      10,885                                   11,270
 4/30/1996      10,885                                   11,238
 5/31/1996      10,872                                   11,234
 6/30/1996      10,962                                   11,357
 7/31/1996      11,034                                   11,459
 8/31/1996      11,010                                   11,457
 9/30/1996      11,187                                   11,617
10/31/1996      11,272                                   11,748
11/30/1996      11,460                                   11,963
12/31/1996      11,392                                   11,913
 1/31/1997      11,390                                   11,935
 2/28/1997      11,483                                   12,045
 3/31/1997      11,329                                   11,884
 4/30/1997      11,427                                   11,984
 5/31/1997      11,607                                   12,164
 6/30/1997      11,721                                   12,294
 7/31/1997      12,096                                   12,634
 8/31/1997      11,945                                   12,516
 9/30/1997      12,048                                   12,664
10/31/1997      12,127                                   12,746
11/30/1997      12,187                                   12,821
12/31/1997      12,357                                   13,008
 1/31/1998      12,485                                   13,142
 2/28/1998      12,475                                   13,146
 3/31/1998      12,479                                   13,158
 4/30/1998      12,382                                   13,098
 5/31/1998      12,569                                   13,306
 6/30/1998      12,616                                   13,358
 7/31/1998      12,625                                   13,391
 8/31/1998      12,832                                   13,598
 9/30/1998      12,973                                   13,768
10/31/1998      12,920                                   13,768
11/30/1998      12,968                                   13,816
12/31/1998      12,962                                   13,851
 1/31/1999      13,070                                   14,015
 2/28/1999      13,007                                   13,954
 3/31/1999      13,011                                   13,973
 4/30/1999      13,032                                   14,008
 5/31/1999      12,944                                   13,927
 6/30/1999      12,739                                   13,727
 7/31/1999      12,747                                   13,777
 8/31/1999      12,545                                   13,666
 9/30/1999      12,503                                   13,672
10/31/1999      12,283                                   13,524
11/30/1999      12,382                                   13,668
12/31/1999      12,224                                   13,566
 1/31/2000      12,111                                   13,507
 2/29/2000      12,309                                   13,664
 3/31/2000      12,600                                   13,962
 4/30/2000      12,522                                   13,880
 5/31/2000      12,397                                   13,808
 6/30/2000      12,733                                   14,173
 7/31/2000      12,942                                   14,371
 8/31/2000      13,146                                   14,592
 9/30/2000      13,077                                   14,516
10/31/2000      13,206                                   14,675
11/30/2000      13,268                                   14,786
12/31/2000      13,610                                   15,151
 1/31/2001      13,689                                   15,301
 2/28/2001      13,724                                   15,350
 3/31/2001      13,838                                   15,487
 4/30/2001      13,631                                   15,319
 5/31/2001      13,772                                   15,484
 6/30/2001      13,861                                   15,588
 7/31/2001      14,074                                   15,819
 8/31/2001      14,300                                   16,079
 9/30/2001      14,133                                   16,025
10/31/2001      14,229                                   16,208
11/30/2001      14,125                                   16,080
12/31/2001      14,008                                   15,928
 1/31/2002      14,164                                   16,204
 2/28/2002      14,339                                   16,399
 3/31/2002      14,102                                   16,078
 4/30/2002      14,306                                   16,392
 5/31/2002      14,368                                   16,492
 6/30/2002      14,491                                   16,666
 7/31/2002      14,664                                   16,880
 8/31/2002      14,770                                   17,083
 9/30/2002      15,022                                   17,457
10/31/2002      14,651                                   17,168
11/30/2002      14,629                                   17,097
12/31/2002      14,954                                   17,457
 1/31/2003      14,770                                   17,413
 2/28/2003      14,972                                   17,657
 3/31/2003      14,957                                   17,667
 4/30/2003      15,108                                   17,784
 5/31/2003      15,333                                   18,200
 6/30/2003      15,253                                   18,123
 7/31/2003      14,855                                   17,489
 8/31/2003      14,951                                   17,619
 9/30/2003      15,242                                   18,137
10/31/2003      15,233                                   18,046
11/30/2003      15,436                                   18,234
12/31/2003      15,557                                   18,385
 1/31/2004      15,561                                   18,490
 2/29/2004      15,857                                   18,768
 3/31/2004      15,677                                   18,703
 4/30/2004      15,387                                   18,260
 5/31/2004      15,317                                   18,194
 6/30/2004      15,335                                   18,260
 7/31/2004      15,492                                   18,500
 8/31/2004      15,653                                   18,871

* SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 8/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $16,671 ON AUGUST 31, 2004; $15,884, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE OREGON MUNICIPALS FUND as of August 31, 2004

INVESTMENT UPDATE

[PHOTO OF THOMAS M. METZOLD]

Thomas M. Metzold
Portfolio Manager

MANAGEMENT DISCUSSION

- Oregon posted job growth in 2004, focused primarily in business services, construction and other services sectors. Those gains offset losses in the government sector, where layoffs have been forced by budgetary pressures. Rising housing prices and continued strong in-migration have benefited construction activity. The state's August 2004 jobless rate was 6.8%, down from 8.4% a year ago.

- Housing bonds were the Portfolio's largest sector weighting at August 31, 2004 and provided above-average coupons relative to other sectors in the Oregon tax-exempt market. The Portfolio's investments included single- and multi-family projects for state, county and local issuers.

- General obligations (GOs) represented a significant investment for the Portfolio. With state and local tax revenues slow to rebound in a lethargic economy, credit quality has remained a paramount concern. Management emphasized quality in selected state GOs and insured* GOs of local school districts.

- The Portfolio had major holdings in industrial development revenue (IDR) bonds. The Portfolio's IDR holdings were focused primarily on issuers within the state's key paper industry. Investments also included some Puerto Rico and Portland-based airline bonds.

- In an uncertain market, the Portfolio was well served by its broad investment mix. In addition to a range of investments according to issuer, sector and insurer, management maintained a varied coupon allocation, balancing income-oriented higher-coupons with performance-minded low- and zero-coupons.

- Effective September 3, 2004, William H. Ahern became co-portfolio manager of the Portfolio. A vice president of Eaton Vance Management and Boston Research and Management, Mr. Ahern manages other Eaton Vance municipal bond portfolios and has been a portfolio manager at Eaton Vance since 1994.

THE FUND

- During the year ended August 31, 2004, the Fund's Class A and Class B shares had total returns of 5.98% and 5.26%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.48 on August 31, 2004 from $9.42 on August 31, 2003, and the reinvestment of $0.499 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.37 from $10.30, and the reinvestment of $0.469 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 7.11% during the year ended August 31, 2004.(3) The Fund's under-performance during the period resulted from the shorter average duration of the bonds it owns versus the bonds included in the Index. Duration is a measure of the Fund's sensitivity to interest rates changes.

- Based on the most recent dividends and NAVs on August 31, 2004 of $9.48 per share for Class A and $10.37 per share for Class B, the Fund's distribution rates were 5.20% and 4.46%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.79% and 7.54%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at August 31, 2004 were 4.64% and 4.11%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.84% and 6.97%, respectively.(5)

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.

(3) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

(5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 40.85% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

[CHART]

RATING DISTRIBUTION(7)

AAA                        44.4%
AA                         36.5%
A                           2.5%
BBB                         1.3%
BB                          5.1%
CCC                         1.6%
Non-Rated                   8.6%

PORTFOLIO STATISTICS(7)

- Number of Issues:            62
- Average Maturity:            20.6 years
- Average Rating:              AA
- Average Call:                5.2 years
- Average Dollar Price:        $99.27


(7) Rating Distribution and Portfolio Statistics may not be representative of the Portfolio's current or future investments.

FUND INFORMATION
as of August 31, 2004

PERFORMANCE(1)                                             CLASS A      CLASS B
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
 (AT NET ASSET VALUE)
One Year                                                      5.98%        5.26%
Five Years                                                    5.53         4.72
Ten Years                                                     5.46         4.79
Life of Fund+                                                 4.65         5.08

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING
 SALES CHARGE OR APPLICABLE CDSC)
One Year                                                      0.94%        0.26%
Five Years                                                    4.51         4.39
Ten Years                                                     4.95         4.79
Life of Fund+                                                 4.17         5.08

+Inception date: Class A: 12/28/93; Class B: 12/24/91

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2%
   - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE
OREGON MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX* August 31, 1994 - August 31, 2004

                   LEHMAN BROTHERS MUNICIPAL BOND INDEX        EATON VANCE OREGON MUNICIPALS FUND CLASS B
 8/31/1994                                       10,000                                            10,000
 9/30/1994                                        9,776                                             9,853
10/31/1994                                        9,513                                             9,678
11/30/1994                                        9,245                                             9,503
12/31/1994                                        9,565                                             9,712
 1/31/1995                                        9,929                                             9,990
 2/28/1995                                       10,302                                            10,281
 3/31/1995                                       10,369                                            10,399
 4/30/1995                                       10,360                                            10,411
 5/31/1995                                       10,694                                            10,743
 6/30/1995                                       10,517                                            10,649
 7/31/1995                                       10,569                                            10,750
 8/31/1995                                       10,722                                            10,886
 9/30/1995                                       10,783                                            10,955
10/31/1995                                       10,971                                            11,115
11/30/1995                                       11,168                                            11,299
12/31/1995                                       11,282                                            11,408
 1/31/1996                                       11,334                                            11,494
 2/29/1996                                       11,205                                            11,416
 3/31/1996                                       11,043                                            11,270
 4/30/1996                                       11,021                                            11,238
 5/31/1996                                       11,018                                            11,234
 6/30/1996                                       11,116                                            11,357
 7/31/1996                                       11,175                                            11,459
 8/31/1996                                       11,130                                            11,457
 9/30/1996                                       11,292                                            11,617
10/31/1996                                       11,364                                            11,748
11/30/1996                                       11,505                                            11,963
12/31/1996                                       11,470                                            11,913
 1/31/1997                                       11,423                                            11,935
 2/28/1997                                       11,536                                            12,045
 3/31/1997                                       11,406                                            11,884
 4/30/1997                                       11,457                                            11,984
 5/31/1997                                       11,588                                            12,164
 6/30/1997                                       11,677                                            12,294
 7/31/1997                                       11,966                                            12,634
 8/31/1997                                       11,931                                            12,516
 9/30/1997                                       11,997                                            12,664
10/31/1997                                       12,085                                            12,746
11/30/1997                                       12,143                                            12,821
12/31/1997                                       12,298                                            13,008
 1/31/1998                                       12,388                                            13,142
 2/28/1998                                       12,424                                            13,146
 3/31/1998                                       12,451                                            13,158
 4/30/1998                                       12,401                                            13,098
 5/31/1998                                       12,561                                            13,306
 6/30/1998                                       12,594                                            13,358
 7/31/1998                                       12,626                                            13,391
 8/31/1998                                       12,793                                            13,598
 9/30/1998                                       12,918                                            13,768
10/31/1998                                       12,915                                            13,768
11/30/1998                                       12,974                                            13,816
12/31/1998                                       12,993                                            13,851
 1/31/1999                                       13,087                                            14,015
 2/28/1999                                       13,039                                            13,954
 3/31/1999                                       13,067                                            13,973
 4/30/1999                                       13,113                                            14,008
 5/31/1999                                       13,052                                            13,927
 6/30/1999                                       12,851                                            13,727
 7/31/1999                                       12,848                                            13,777
 8/31/1999                                       12,675                                            13,666
 9/30/1999                                       12,597                                            13,672
10/31/1999                                       12,383                                            13,524
11/30/1999                                       12,455                                            13,668
12/31/1999                                       12,301                                            13,566
 1/31/2000                                       12,203                                            13,507
 2/29/2000                                       12,423                                            13,664
 3/31/2000                                       12,709                                            13,962
 4/30/2000                                       12,633                                            13,880
 5/31/2000                                       12,500                                            13,808
 6/30/2000                                       12,830                                            14,173
 7/31/2000                                       13,048                                            14,371
 8/31/2000                                       13,249                                            14,592
 9/30/2000                                       13,168                                            14,516
10/31/2000                                       13,283                                            14,675
11/30/2000                                       13,293                                            14,786
12/31/2000                                       13,616                                            15,151
 1/31/2001                                       13,707                                            15,301
 2/28/2001                                       13,782                                            15,350
 3/31/2001                                       13,880                                            15,487
 4/30/2001                                       13,641                                            15,319
 5/31/2001                                       13,795                                            15,484
 6/30/2001                                       13,926                                            15,588
 7/31/2001                                       14,153                                            15,819
 8/31/2001                                       14,351                                            16,079
 9/30/2001                                       14,218                                            16,025
10/31/2001                                       14,386                                            16,208
11/30/2001                                       14,261                                            16,080
12/31/2001                                       14,124                                            15,928
 1/31/2002                                       14,283                                            16,204
 2/28/2002                                       14,487                                            16,399
 3/31/2002                                       14,190                                            16,078
 4/30/2002                                       14,450                                            16,392
 5/31/2002                                       14,559                                            16,492
 6/30/2002                                       14,700                                            16,666
 7/31/2002                                       14,833                                            16,880
 8/31/2002                                       14,944                                            17,083
 9/30/2002                                       15,226                                            17,457
10/31/2002                                       14,710                                            17,168
11/30/2002                                       14,680                                            17,097
12/31/2002                                       15,050                                            17,457
 1/31/2003                                       14,860                                            17,413
 2/28/2003                                       15,022                                            17,657
 3/31/2003                                       14,969                                            17,667
 4/30/2003                                       15,167                                            17,784
 5/31/2003                                       15,468                                            18,200
 6/30/2003                                       15,497                                            18,123
 7/31/2003                                       15,125                                            17,489
 8/31/2003                                       15,167                                            17,619
 9/30/2003                                       15,519                                            18,137
10/31/2003                                       15,619                                            18,046
11/30/2003                                       15,829                                            18,234
12/31/2003                                       15,927                                            18,385
 1/31/2004                                       16,015                                            18,490
 2/29/2004                                       16,212                                            18,768
 3/31/2004                                       16,023                                            18,703
 4/30/2004                                       15,849                                            18,260
 5/31/2004                                       15,805                                            18,194
 6/30/2004                                       15,846                                            18,260
 7/31/2004                                       15,949                                            18,500
 8/31/2004                                       15,965                                            18,871

*SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 8/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $17,017 ON AUGUST 31, 2004; $16,210, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE SOUTH CAROLINA MUNICIPALS FUND as of August 31, 2004

INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
Portfolio Manager

MANAGEMENT DISCUSSION

- South Carolina posted modest job growth in early 2004, with the majority of those positions generated in the health care, education and tourism sectors. Construction remained strong, especially residential building. Textile manufacturing continued to suffer from increasing global competition. The state's August 2004 jobless rate was 6.0%, down from 6.8% a year ago.

- Insured* water and sewer bonds were the Portfolio's largest sector weighting at August 31, 2004. Population growth from an influx of retirees and tourists has increased the rate of residential construction. That trend has resulted in many new water and wastewater projects and larger municipal issuance within the sector.

- General obligations were significant investments for the Portfolio. Management focused primarily on school district bonds issued by communities with a property tax base and local economy believed to be strong enough to weather the uneven state and national recovery.

- Insured* utilities were prominent investments for the Portfolio. Investments included issues for a local combined utility system, as well as a statewide company operating fossil, nuclear and hydroelectric facilities with more than a half million customers throughout the state.

- Management continued to adjust coupon structure and call protection, as market conditions warranted. Coupon structure and call protection can have a significant influence on the Portfolio's performance characteristics by limiting or expanding its sensitivity to interest rate changes.

THE FUND

- During the year ended August 31, 2004, the Fund's Class A and Class B shares had total returns of 8.32% and 7.58%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.71 on August 31, 2004 from $9.45 on August 31, 2003, and the reinvestment of $0.513 per share in tax-free income.2 For Class B, this return resulted from an increase in NAV to $10.30 from $10.02, and the reinvestment of $0.469 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 7.11% during the year ended August 31, 2004.(3)

- Based on the most recent dividends and NAVs on August 31, 2004 of $9.71 per share for Class A and $10.30 per share for Class B, the Fund's distribution rates were 5.25% and 4.51%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.68% and 7.46%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at August 31, 2004 were 4.42% and 3.90%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.34% and 6.48%, respectively.(5)

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.

(3) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

(5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 39.55% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

[CHART]

RATING DISTRIBUTION(7)

AAA              59.0%
AA               14.7%
A                17.6%
BBB               7.9%
CCC               0.5%
Non-Rated         0.3%

PORTFOLIO STATISTICS(7)

- Number of Issues:                   51
- Average Maturity:                   22.5 years
- Average Rating:                     AA+
- Average Call:                       9.2 years
- Average Dollar Price:               $102.18

(7) Rating Distribution and Portfolio Statistics may not be representative of the Portfolio's current or future investments.

FUND INFORMATION
as of August 31, 2004

PERFORMANCE(1)                                             CLASS A      CLASS B
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT
 NET ASSET VALUE)
One Year                                                      8.32%        7.58%
Five Years                                                    6.23         5.40
Ten Years                                                     5.59         4.98
Life of Fund+                                                 4.89         4.96

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING
 SALES CHARGE OR APPLICABLE CDSC)
One Year                                                      3.18%        2.58%
Five Years                                                    5.21         5.07
Ten Years                                                     5.07         4.98
Life of Fund+                                                 4.40         4.96

+Inception date: Class A: 2/14/94; Class B: 10/2/92


(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2%
   - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE SOUTH CAROLINA MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX* August 31, 1994 - August 31, 2004

                     LEHMAN BROTHERS MUNICIPAL BOND INDEX    EATON VANCE SOUTH CAROLINA MUNICIPALS FUND CLASS B
 8/31/1994                                         10,000                                                10,000
 9/30/1994                                          9,833                                                 9,853
10/31/1994                                          9,575                                                 9,678
11/30/1994                                          9,303                                                 9,503
12/31/1994                                          9,556                                                 9,712
 1/31/1995                                          9,884                                                 9,990
 2/28/1995                                         10,190                                                10,281
 3/31/1995                                         10,309                                                10,399
 4/30/1995                                         10,279                                                10,411
 5/31/1995                                         10,555                                                10,743
 6/30/1995                                         10,397                                                10,649
 7/31/1995                                         10,429                                                10,750
 8/31/1995                                         10,564                                                10,886
 9/30/1995                                         10,627                                                10,955
10/31/1995                                         10,838                                                11,115
11/30/1995                                         11,082                                                11,299
12/31/1995                                         11,209                                                11,408
 1/31/1996                                         11,263                                                11,494
 2/29/1996                                         11,100                                                11,416
 3/31/1996                                         10,935                                                11,270
 4/30/1996                                         10,891                                                11,238
 5/31/1996                                         10,900                                                11,234
 6/30/1996                                         11,023                                                11,357
 7/31/1996                                         11,150                                                11,459
 8/31/1996                                         11,083                                                11,457
 9/30/1996                                         11,261                                                11,617
10/31/1996                                         11,380                                                11,748
11/30/1996                                         11,558                                                11,963
12/31/1996                                         11,491                                                11,913
 1/31/1997                                         11,523                                                11,935
 2/28/1997                                         11,628                                                12,045
 3/31/1997                                         11,485                                                11,884
 4/30/1997                                         11,551                                                11,984
 5/31/1997                                         11,720                                                12,164
 6/30/1997                                         11,835                                                12,294
 7/31/1997                                         12,108                                                12,634
 8/31/1997                                         12,015                                                12,516
 9/30/1997                                         12,131                                                12,664
10/31/1997                                         12,211                                                12,746
11/30/1997                                         12,283                                                12,821
12/31/1997                                         12,442                                                13,008
 1/31/1998                                         12,547                                                13,142
 2/28/1998                                         12,573                                                13,146
 3/31/1998                                         12,602                                                13,158
 4/30/1998                                         12,517                                                13,098
 5/31/1998                                         12,718                                                13,306
 6/30/1998                                         12,753                                                13,358
 7/31/1998                                         12,775                                                13,391
 8/31/1998                                         12,971                                                13,598
 9/30/1998                                         13,077                                                13,768
10/31/1998                                         13,036                                                13,768
11/30/1998                                         13,084                                                13,816
12/31/1998                                         13,079                                                13,851
 1/31/1999                                         13,199                                                14,015
 2/28/1999                                         13,112                                                13,954
 3/31/1999                                         13,128                                                13,973
 4/30/1999                                         13,150                                                14,008
 5/31/1999                                         13,087                                                13,927
 6/30/1999                                         12,681                                                13,727
 7/31/1999                                         12,677                                                13,777
 8/31/1999                                         12,500                                                13,666
 9/30/1999                                         12,458                                                13,672
10/31/1999                                         12,213                                                13,524
11/30/1999                                         12,287                                                13,668
12/31/1999                                         12,129                                                13,566
 1/31/2000                                         12,029                                                13,507
 2/29/2000                                         12,203                                                13,664
 3/31/2000                                         12,482                                                13,962
 4/30/2000                                         12,392                                                13,880
 5/31/2000                                         12,294                                                13,808
 6/30/2000                                         12,606                                                14,173
 7/31/2000                                         12,763                                                14,371
 8/31/2000                                         12,915                                                14,592
 9/30/2000                                         12,833                                                14,516
10/31/2000                                         12,938                                                14,675
11/30/2000                                         13,001                                                14,786
12/31/2000                                         13,372                                                15,151
 1/31/2001                                         13,411                                                15,301
 2/28/2001                                         13,515                                                15,350
 3/31/2001                                         13,657                                                15,487
 4/30/2001                                         13,465                                                15,319
 5/31/2001                                         13,623                                                15,484
 6/30/2001                                         13,742                                                15,588
 7/31/2001                                         13,987                                                15,819
 8/31/2001                                         14,258                                                16,079
 9/30/2001                                         14,162                                                16,025
10/31/2001                                         14,303                                                16,208
11/30/2001                                         14,173                                                16,080
12/31/2001                                         14,002                                                15,928
 1/31/2002                                         14,190                                                16,204
 2/28/2002                                         14,383                                                16,399
 3/31/2002                                         14,133                                                16,078
 4/30/2002                                         14,341                                                16,392
 5/31/2002                                         14,436                                                16,492
 6/30/2002                                         14,550                                                16,666
 7/31/2002                                         14,713                                                16,880
 8/31/2002                                         14,810                                                17,083
 9/30/2002                                         15,097                                                17,457
10/31/2002                                         14,770                                                17,168
11/30/2002                                         14,737                                                17,097
12/31/2002                                         15,026                                                17,457
 1/31/2003                                         14,903                                                17,413
 2/28/2003                                         15,081                                                17,657
 3/31/2003                                         15,055                                                17,667
 4/30/2003                                         15,196                                                17,784
 5/31/2003                                         15,428                                                18,200
 6/30/2003                                         15,381                                                18,123
 7/31/2003                                         15,012                                                17,489
 8/31/2003                                         15,114                                                17,619
 9/30/2003                                         15,548                                                18,137
10/31/2003                                         15,558                                                18,046
11/30/2003                                         15,789                                                18,234
12/31/2003                                         15,920                                                18,385
 1/31/2004                                         16,026                                                18,490
 2/29/2004                                         16,321                                                18,768
 3/31/2004                                         16,218                                                18,703
 4/30/2004                                         15,824                                                18,260
 5/31/2004                                         15,717                                                18,194
 6/30/2004                                         15,759                                                18,260
 7/31/2004                                         15,975                                                18,500
 8/31/2004                                         16,260                                                18,871

*SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 8/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $17,220 ON AUGUST 31, 2004; $16,397, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE TENNESSEE MUNICIPALS FUND as of August 31, 2004

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT DISCUSSION

- Tennessee posted relatively strong job growth in the first half of 2004. Job creation was strongest in the business services, education, health care, tourism and government sectors. Interestingly, because of strength in the metals and apparel areas, the state's manufacturing sector lost fewer jobs in 2004 than in any of the past three years. The state's August 2004 jobless rate was 4.5%, down from 6.0% a year ago.

- Insured* escrowed/prerefunded bonds were the Portfolio's largest sector weighting at August 31, 2004. Pre-refunded to their approaching call dates, these bonds often continue to deliver above-average income. Because they are backed by Treasury bonds, escrowed bonds are considered to be of the highest quality.

- Insured* electric utilities bonds were large investments. These essential services issues are backed by customer bill payments, which are typically less subject to economic vagaries than are revenues of industrial issuers.

-  Management maintained a significant exposure to insured* general obligations
   (GOs). Management focused on maintaining good credit quality. Insured* GOs provided secure income together with diversification among city, county, school district and selected Puerto Rico issues.

- Management continued to adjust the Portfolio's coupon structure and call protection, as market conditions warranted. Coupon structure and call protection can have a significant influence on the Portfolio's performance characteristics, especially in a changing interest rate environment.

THE FUND

- During the year ended August 31, 2004, the Fund's Class A and Class B shares had total returns of 6.17% and 5.39%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.90 on August 31, 2004 from $9.79 on August 31, 2003, and the reinvestment of $0.484 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.78 from $10.66, and the reinvestment of $0.448 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 7.11% during the year ended August 31, 2004.(3) The Fund's under-performance during the period resulted from the shorter average duration of the bonds it owns versus the bonds included in the Index. Duration is a measure of the Fund's sensitivity to interest rates changes.

- Based on the most recent dividends and NAVs on August 31, 2004 of $9.90 per share for Class A and $10.78 per share for Class B, the Fund's distribution rates were 4.78% and 4.03%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.82% and 6.60%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at August 31, 2004 were 3.59% and 3.16%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.96% and 5.04%, respectively.(5)

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.

(3) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

(5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.90% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

[CHART]

RATING DISTRIBUTION(7)

AAA               79.7%
AA                 9.9%
A                  3.1%
BBB                4.5%
BB                 1.0%
Non-Rated          1.8%

PORTFOLIO STATISTICS(7)

- Number of Issues:                     54
- Average Maturity:                     19.5 years
- Average Rating:                       AA+
- Average Call:                         8.1 years
- Average Dollar Price:                 $104.74

(7) Rating Distribution and Portfolio Statistics may not be representative of the Portfolio's current or future investments.

FUND INFORMATION
as of August 31, 2004

PERFORMANCE(1)                                             CLASS A      CLASS B
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT
 NET ASSET VALUE)
One Year                                                      6.17%        5.39%
Five Years                                                    6.03         5.24
Ten Years                                                     5.90         5.18
Life of Fund+                                                 5.03         5.32

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING
 SALES CHARGE OR APPLICABLE CDSC)
One Year                                                      1.11%        0.39%
Five Years                                                    5.00         4.91
Ten Years                                                     5.38         5.18
Life of Fund+                                                 4.55         5.32

+Inception date: Class A: 12/9/93; Class B: 8/25/92

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2%
    - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE
TENNESSEE MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX* August 31, 1994 - August 31, 2004

              LEHMAN BROTHERS MUNICIPAL BOND INDEX     EATON VANCE TENNESSEE MUNICIPALS FUND CLASS B
 8/31/1994                                  10,000                                            10,000
 9/30/1994                                   9,786                                             9,853
10/31/1994                                   9,491                                             9,678
11/30/1994                                   9,202                                             9,503
12/31/1994                                   9,495                                             9,712
 1/31/1995                                   9,884                                             9,990
 2/28/1995                                  10,251                                            10,281
 3/31/1995                                  10,310                                            10,399
 4/30/1995                                  10,282                                            10,411
 5/31/1995                                  10,589                                            10,743
 6/30/1995                                  10,392                                            10,649
 7/31/1995                                  10,456                                            10,750
 8/31/1995                                  10,612                                            10,886
 9/30/1995                                  10,675                                            10,955
10/31/1995                                  10,887                                            11,115
11/30/1995                                  11,130                                            11,299
12/31/1995                                  11,290                                            11,408
 1/31/1996                                  11,312                                            11,494
 2/29/1996                                  11,173                                            11,416
 3/31/1996                                  11,010                                            11,270
 4/30/1996                                  10,989                                            11,238
 5/31/1996                                  10,999                                            11,234
 6/30/1996                                  11,100                                            11,357
 7/31/1996                                  11,204                                            11,459
 8/31/1996                                  11,159                                            11,457
 9/30/1996                                  11,336                                            11,617
10/31/1996                                  11,443                                            11,748
11/30/1996                                  11,631                                            11,963
12/31/1996                                  11,586                                            11,913
 1/31/1997                                  11,584                                            11,935
 2/28/1997                                  11,688                                            12,045
 3/31/1997                                  11,547                                            11,884
 4/30/1997                                  11,655                                            11,984
 5/31/1997                                  11,811                                            12,164
 6/30/1997                                  11,924                                            12,294
 7/31/1997                                  12,251                                            12,634
 8/31/1997                                  12,158                                            12,516
 9/30/1997                                  12,260                                            12,664
10/31/1997                                  12,326                                            12,746
11/30/1997                                  12,408                                            12,821
12/31/1997                                  12,564                                            13,008
 1/31/1998                                  12,643                                            13,142
 2/28/1998                                  12,656                                            13,146
 3/31/1998                                  12,683                                            13,158
 4/30/1998                                  12,608                                            13,098
 5/31/1998                                  12,782                                            13,306
 6/30/1998                                  12,792                                            13,358
 7/31/1998                                  12,812                                            13,391
 8/31/1998                                  12,992                                            13,598
 9/30/1998                                  13,119                                            13,768
10/31/1998                                  13,079                                            13,768
11/30/1998                                  13,139                                            13,816
12/31/1998                                  13,146                                            13,851
 1/31/1999                                  13,253                                            14,015
 2/28/1999                                  13,215                                            13,954
 3/31/1999                                  13,218                                            13,973
 4/30/1999                                  13,263                                            14,008
 5/31/1999                                  13,212                                            13,927
 6/30/1999                                  13,019                                            13,727
 7/31/1999                                  13,026                                            13,777
 8/31/1999                                  12,837                                            13,666
 9/30/1999                                  12,782                                            13,672
10/31/1999                                  12,614                                            13,524
11/30/1999                                  12,710                                            13,668
12/31/1999                                  12,578                                            13,566
 1/31/2000                                  12,477                                            13,507
 2/29/2000                                  12,660                                            13,664
 3/31/2000                                  12,921                                            13,962
 4/30/2000                                  12,856                                            13,880
 5/31/2000                                  12,693                                            13,808
 6/30/2000                                  13,063                                            14,173
 7/31/2000                                  13,255                                            14,371
 8/31/2000                                  13,456                                            14,592
 9/30/2000                                  13,373                                            14,516
10/31/2000                                  13,513                                            14,675
11/30/2000                                  13,574                                            14,786
12/31/2000                                  13,937                                            15,151
 1/31/2001                                  14,014                                            15,301
 2/28/2001                                  14,088                                            15,350
 3/31/2001                                  14,185                                            15,487
 4/30/2001                                  13,996                                            15,319
 5/31/2001                                  14,150                                            15,484
 6/30/2001                                  14,241                                            15,588
 7/31/2001                                  14,453                                            15,819
 8/31/2001                                  14,679                                            16,079
 9/30/2001                                  14,571                                            16,025
10/31/2001                                  14,670                                            16,208
11/30/2001                                  14,556                                            16,080
12/31/2001                                  14,404                                            15,928
 1/31/2002                                  14,603                                            16,204
 2/28/2002                                  14,793                                            16,399
 3/31/2002                                  14,465                                            16,078
 4/30/2002                                  14,740                                            16,392
 5/31/2002                                  14,847                                            16,492
 6/30/2002                                  14,973                                            16,666
 7/31/2002                                  15,147                                            16,880
 8/31/2002                                  15,299                                            17,083
 9/30/2002                                  15,623                                            17,457
10/31/2002                                  15,302                                            17,168
11/30/2002                                  15,227                                            17,097
12/31/2002                                  15,539                                            17,457
 1/31/2003                                  15,476                                            17,413
 2/28/2003                                  15,723                                            17,657
 3/31/2003                                  15,726                                            17,667
 4/30/2003                                  15,879                                            17,784
 5/31/2003                                  16,194                                            18,200
 6/30/2003                                  16,059                                            18,123
 7/31/2003                                  15,567                                            17,489
 8/31/2003                                  15,725                                            17,619
 9/30/2003                                  16,120                                            18,137
10/31/2003                                  16,070                                            18,046
11/30/2003                                  16,263                                            18,234
12/31/2003                                  16,373                                            18,385
 1/31/2004                                  16,383                                            18,490
 2/29/2004                                  16,668                                            18,768
 3/31/2004                                  16,462                                            18,703
 4/30/2004                                  16,104                                            18,260
 5/31/2004                                  16,102                                            18,194
 6/30/2004                                  16,169                                            18,260
 7/31/2004                                  16,346                                            18,500
 8/31/2004                                  16,573                                            18,871

*SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 8/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $17,737 ON AUGUST 31, 2004; $16,894, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE VIRGINIA MUNICIPALS FUND as of August 31, 2004

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]

Robert B. MacIntosh
Portfolio Manager

MANAGEMENT DISCUSSION

- Virginia's economy improved in 2004, although gains were tilted to the northern tier of the Commonwealth. Business services, information, government, security and financial services sectors generated the largest job momentum. Furniture and textile manufacturers in southwestern Virginia suffered from continued layoffs. The state's August 2004 jobless rate was 3.9%, down from 4.1% a year ago, and well below the 5.4% national rate.

- Insured* transportation bonds were the Portfolio's largest sector weighting at August 31, 2004. Invetsments included issues for expressways, local airport authorities, a bridge and tunnel commission and the Commonwealth Transportation Board, which is charged with coordinating and maintaining the Commonwealth's transportation system.

- While insured* and uninsured hospital bonds constituted large investments, management remained very selective within the sectors. In a difficult market, the Portfolio focused on institutions whose health care offerings, cost structure and sound management provide them, we believe, with a competitive advantage.

- The Portfolio's insured* education bonds were deemed attractive for their relatively stable tuition revenues. Investments included issues for dormitory and teaching facilities for some of the state's most esteemed institutions, such as Washington and Lee University and the University of Virginia.

- The Portfolio made structural changes to adjust to shifting market conditions. Management maintained a well-diversified coupon allocation, balancing higher-income housing and utility issues with interest-rate-sensitive, low- and zero-coupon issues for appreciation potential.

THE FUND

- During the year ended August 31, 2004, the Fund's Class A and Class B shares had total returns of 7.06% and 6.15%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.59 on August 31, 2004 from $9.39 on August 31, 2003, and the reinvestment of $0.453 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.61 from $10.40, and the reinvestment of $0.422 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 7.11% during the year ended August 31, 2004.(3)

- Based on the most recent dividends and NAVs on August 31, 2004 of $9.59 per share for Class A and $10.61 per share for Class B, the Fund's distribution rates were 4.65% and 3.89%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.59% and 6.35%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at August 31, 2004 were 4.12% and 3.59%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.77% and 5.89%, respectively.(5)

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.

(3) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

(5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.74% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

[CHART]

RATING DISTRIBUTION(7)

AAA             71.0%
AA              10.8%
A                9.4%
BBB              5.1%
BB               0.9%
Non-Rated        3.0%

PORTFOLIO STATISTICS(7)

- Number of Issues:                     55
- Average Maturity:                     21.5 years
- Average Rating:                       AA+
- Average Call:                         11.1 years
- Average Dollar Price:                 $107.97

(7) Rating Distribution and Portfolio Statistics may not be representative of the Portfolio's current or future investments.

FUND INFORMATION
as of August 31, 2004

PERFORMANCE(1)                                             CLASS A      CLASS B
AVERAGE ANNUAL TOTAL RETURNS (AT
 NET ASSET VALUE)
One Year                                                      7.06%        6.15%
Five Years                                                    5.72         4.91
Ten Years                                                     5.61         4.95
Life of Fund+                                                 4.78         5.28

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING
 SALES CHARGE OR APPLICABLE CDSC)
One Year                                                      1.95%        1.15%
Five Years                                                    4.70         4.58
Ten Years                                                     5.10         4.95
Life of Fund+                                                 4.30         5.28

+Inception date: Class A: 12/17/93; Class B:7/26/91

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING
    SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE
VIRGINIA MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX* August 31, 1994 - August 31, 2004

                   LEHMAN BROTHERS MUNICIPAL BOND INDEX      EATON VANCE VIRGINIA MUNICIPALS FUND CLASS B
 8/31/1994                                       10,000                                            10,000
 9/30/1994                                        9,858                                             9,853
10/31/1994                                        9,607                                             9,678
11/30/1994                                        9,342                                             9,503
12/31/1994                                        9,603                                             9,712
 1/31/1995                                        9,938                                             9,990
 2/28/1995                                       10,272                                            10,281
 3/31/1995                                       10,381                                            10,399
 4/30/1995                                       10,364                                            10,411
 5/31/1995                                       10,689                                            10,743
 6/30/1995                                       10,495                                            10,649
 7/31/1995                                       10,528                                            10,750
 8/31/1995                                       10,662                                            10,886
 9/30/1995                                       10,735                                            10,955
10/31/1995                                       10,945                                            11,115
11/30/1995                                       11,175                                            11,299
12/31/1995                                       11,333                                            11,408
 1/31/1996                                       11,376                                            11,494
 2/29/1996                                       11,217                                            11,416
 3/31/1996                                       11,035                                            11,270
 4/30/1996                                       11,004                                            11,238
 5/31/1996                                       11,024                                            11,234
 6/30/1996                                       11,135                                            11,357
 7/31/1996                                       11,217                                            11,459
 8/31/1996                                       11,161                                            11,457
 9/30/1996                                       11,347                                            11,617
10/31/1996                                       11,442                                            11,748
11/30/1996                                       11,639                                            11,963
12/31/1996                                       11,584                                            11,913
 1/31/1997                                       11,549                                            11,935
 2/28/1997                                       11,652                                            12,045
 3/31/1997                                       11,490                                            11,884
 4/30/1997                                       11,621                                            11,984
 5/31/1997                                       11,787                                            12,164
 6/30/1997                                       11,889                                            12,294
 7/31/1997                                       12,214                                            12,634
 8/31/1997                                       12,088                                            12,516
 9/30/1997                                       12,202                                            12,664
10/31/1997                                       12,280                                            12,746
11/30/1997                                       12,351                                            12,821
12/31/1997                                       12,519                                            13,008
 1/31/1998                                       12,622                                            13,142
 2/28/1998                                       12,613                                            13,146
 3/31/1998                                       12,653                                            13,158
 4/30/1998                                       12,569                                            13,098
 5/31/1998                                       12,778                                            13,306
 6/30/1998                                       12,789                                            13,358
 7/31/1998                                       12,799                                            13,391
 8/31/1998                                       12,979                                            13,598
 9/30/1998                                       13,083                                            13,768
10/31/1998                                       13,044                                            13,768
11/30/1998                                       13,105                                            13,816
12/31/1998                                       13,100                                            13,851
 1/31/1999                                       13,220                                            14,015
 2/28/1999                                       13,184                                            13,954
 3/31/1999                                       13,153                                            13,973
 4/30/1999                                       13,200                                            14,008
 5/31/1999                                       13,115                                            13,927
 6/30/1999                                       12,939                                            13,727
 7/31/1999                                       12,936                                            13,777
 8/31/1999                                       12,752                                            13,666
 9/30/1999                                       12,687                                            13,672
10/31/1999                                       12,448                                            13,524
11/30/1999                                       12,546                                            13,668
12/31/1999                                       12,368                                            13,566
 1/31/2000                                       12,245                                            13,507
 2/29/2000                                       12,454                                            13,664
 3/31/2000                                       12,768                                            13,962
 4/30/2000                                       12,680                                            13,880
 5/31/2000                                       12,547                                            13,808
 6/30/2000                                       12,879                                            14,173
 7/31/2000                                       13,047                                            14,371
 8/31/2000                                       13,237                                            14,592
 9/30/2000                                       13,131                                            14,516
10/31/2000                                       13,221                                            14,675
11/30/2000                                       13,310                                            14,786
12/31/2000                                       13,741                                            15,151
 1/31/2001                                       13,767                                            15,301
 2/28/2001                                       13,884                                            15,350
 3/31/2001                                       14,023                                            15,487
 4/30/2001                                       13,808                                            15,319
 5/31/2001                                       13,975                                            15,484
 6/30/2001                                       14,078                                            15,588
 7/31/2001                                       14,290                                            15,819
 8/31/2001                                       14,542                                            16,079
 9/30/2001                                       14,351                                            16,025
10/31/2001                                       14,517                                            16,208
11/30/2001                                       14,429                                            16,080
12/31/2001                                       14,288                                            15,928
 1/31/2002                                       14,458                                            16,204
 2/28/2002                                       14,646                                            16,399
 3/31/2002                                       14,373                                            16,078
 4/30/2002                                       14,561                                            16,392
 5/31/2002                                       14,624                                            16,492
 6/30/2002                                       14,719                                            16,666
 7/31/2002                                       14,891                                            16,880
 8/31/2002                                       14,998                                            17,083
 9/30/2002                                       15,333                                            17,457
10/31/2002                                       14,941                                            17,168
11/30/2002                                       14,864                                            17,097
12/31/2002                                       15,172                                            17,457
 1/31/2003                                       15,036                                            17,413
 2/28/2003                                       15,280                                            17,657
 3/31/2003                                       15,282                                            17,667
 4/30/2003                                       15,475                                            17,784
 5/31/2003                                       15,787                                            18,200
 6/30/2003                                       15,680                                            18,123
 7/31/2003                                       15,159                                            17,489
 8/31/2003                                       15,270                                            17,619
 9/30/2003                                       15,632                                            18,137
10/31/2003                                       15,625                                            18,046
11/30/2003                                       15,859                                            18,234
12/31/2003                                       15,996                                            18,385
 1/31/2004                                       16,034                                            18,490
 2/29/2004                                       16,345                                            18,768
 3/31/2004                                       16,157                                            18,703
 4/30/2004                                       15,769                                            18,260
 5/31/2004                                       15,688                                            18,194
 6/30/2004                                       15,738                                            18,260
 7/31/2004                                       15,941                                            18,500
 8/31/2004                                       16,209                                            18,871

*SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 8/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $17,261 ON AUGUST 31, 2004; $16,440, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE MUNICIPALS FUNDS as of August 31,

2004 DISCLOSURE OF FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2004-August 31, 2004).

Actual Expenses: The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                       EATON VANCE ALABAMA MUNICIPALS FUND

                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                    (3/1/04)                (8/31/04)               (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
Actual
Class A                                      $              1,000.00   $             992.30   $                       3.86
Class B                                      $              1,000.00   $             988.20   $                       7.70

Hypothetical
(5% return per year before expenses)
Class A                                      $              1,000.00   $           1,021.30   $                       3.91
Class B                                      $              1,000.00   $           1,017.40   $                       7.81

* Expenses are equal to the Fund's annualized expense ratio of 0.77% for Class A shares and 1.54% for Class B shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2004. The example reflects the expenses of both the Fund and the Portfolio.

                      EATON VANCE ARKANSAS MUNICIPALS FUND

                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                    (3/1/04)                (8/31/04)               (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
Actual
Class A                                      $              1,000.00   $             993.40   $                       3.61
Class B                                      $              1,000.00   $             988.70   $                       7.65

Hypothetical
(5% return per year before expenses)
Class A                                      $              1,000.00   $           1,021.50   $                       3.66
Class B                                      $              1,000.00   $           1,017.40   $                       7.76

* Expenses are equal to the Fund's annualized expense ratio of 0.72% for Class A shares and 1.53% for Class B shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2004. The example reflects the expenses of both the Fund and the Portfolio.

                       EATON VANCE GEORGIA MUNICIPALS FUND

                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                    (3/1/04)                (8/31/04)               (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
Actual
Class A                                      $              1,000.00   $             996.80   $                       3.92
Class B                                      $              1,000.00   $             992.60   $                       7.71

Hypothetical
(5% return per year before expenses)
Class A                                      $              1,000.00   $           1,021.20   $                       3.96
Class B                                      $              1,000.00   $           1,017.40   $                       7.81

* Expenses are equal to the Fund's annualized expense ratio of 0.78% for Class A shares and 1.54% for Class B shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2004. The example reflects the expenses of both the Fund and the Portfolio.

                      EATON VANCE KENTUCKY MUNICIPALS FUND

                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                    (3/1/04)                (8/31/04)               (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
Actual
Class A                                      $              1,000.00   $             998.20   $                       3.87
Class B                                      $              1,000.00   $             994.00   $                       7.82

Hypothetical
(5% return per year before expenses)
Class A                                      $              1,000.00   $           1,021.30   $                       3.91
Class B                                      $              1,000.00   $           1,017.30   $                       7.91

* Expenses are equal to the Fund's annualized expense ratio of 0.77% for Class A shares and 1.56% for Class B shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2004. The example reflects the expenses of both the Fund and the Portfolio.

                      EATON VANCE LOUISIANA MUNICIPALS FUND

                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                    (3/1/04)                (8/31/04)               (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
Actual
Class A                                      $              1,000.00   $           1,007.30   $                       3.83
Class B                                      $              1,000.00   $           1,003.10   $                       7.70

Hypothetical
(5% return per year before expenses)
Class A                                      $              1,000.00   $           1,021.30   $                       3.86
Class B                                      $              1,000.00   $           1,017.40   $                       7.76

* Expenses are equal to the Fund's annualized expense ratio of 0.76% for Class A shares and 1.53% for Class B shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2004. The example reflects the expenses of both the Fund and the Portfolio.

                      EATON VANCE MARYLAND MUNICIPALS FUND

                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                    (3/1/04)                (8/31/04)               (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
Actual
Class A                                      $              1,000.00   $             991.70   $                       3.96
Class B                                      $              1,000.00   $             987.40   $                       7.79

Hypothetical
(5% return per year before expenses)
Class A                                      $              1,000.00   $           1,021.20   $                       4.01
Class B                                      $              1,000.00   $           1,017.30   $                       7.91

* Expenses are equal to the Fund's annualized expense ratio of 0.79% for Class A shares and 1.56% for Class B shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2004. The example reflects the expenses of both the Fund and the Portfolio.

                      EATON VANCE MISSOURI MUNICIPALS FUND

                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                    (3/1/04)                (8/31/04)               (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
Actual
Class A                                      $              1,000.00   $           1,010.30   $                       4.04
Class B                                      $              1,000.00   $           1,006.70   $                       7.87

Hypothetical
(5% return per year before expenses)
Class A                                      $              1,000.00   $           1,021.10   $                       4.06
Class B                                      $              1,000.00   $           1,017.30   $                       7.91

* Expenses are equal to the Fund's annualized expense ratio of 0.80% for Class A shares and 1.56% for Class B shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2004. The example reflects the expenses of both the Fund and the Portfolio.

                   EATON VANCE NORTH CAROLINA MUNICIPALS FUND

                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                    (3/1/04)                (8/31/04)               (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
Actual
Class A                                      $              1,000.00   $             990.90   $                       3.95
Class B                                      $              1,000.00   $             987.10   $                       7.89

Hypothetical
(5% return per year before expenses)
Class A                                      $              1,000.00   $           1,021.20   $                       4.01
Class B                                      $              1,000.00   $           1,017.20   $                       8.01

* Expenses are equal to the Fund's annualized expense ratio of 0.79% for Class A shares and 1.58% for Class B shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2004. The example reflects the expenses of both the Fund and the Portfolio.

                       EATON VANCE OREGON MUNICIPALS FUND

                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                    (3/1/04)                (8/31/04)               (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
Actual
Class A                                      $              1,000.00   $             988.40   $                       4.00
Class B                                      $              1,000.00   $             984.80   $                       7.78

Hypothetical
(5% return per year before expenses)
Class A                                      $              1,000.00   $           1,021.10   $                       4.06
Class B                                      $              1,000.00   $           1,017.30   $                       7.91

* Expenses are equal to the Fund's annualized expense ratio of 0.80% for Class A shares and 1.56% for Class B shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2004. The example reflects the expenses of both the Fund and the Portfolio.

                   EATON VANCE SOUTH CAROLINA MUNICIPALS FUND

                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                    (3/1/04)                (8/31/04)               (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
Actual
Class A                                      $              1,000.00   $             998.70   $                       3.72
Class B                                      $              1,000.00   $             996.20   $                       7.53

Hypothetical
(5% return per year before expenses)
Class A                                      $              1,000.00   $           1,021.40   $                       3.76
Class B                                      $              1,000.00   $           1,017.60   $                       7.61

* Expenses are equal to the Fund's annualized expense ratio of 0.74% for Class A shares and 1.50% for Class B shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2004. The example reflects the expenses of both the Fund and the Portfolio.

                      EATON VANCE TENNESSEE MUNICIPALS FUND

                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                    (3/1/04)                (8/31/04)               (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
Actual
Class A                                      $              1,000.00   $             999.10   $                       3.67
Class B                                      $              1,000.00   $             994.30   $                       7.47

Hypothetical
(5% return per year before expenses)
Class A                                      $              1,000.00   $           1,021.50   $                       3.71
Class B                                      $              1,000.00   $           1,017.60   $                       7.56

* Expenses are equal to the Fund's annualized expense ratio of 0.73% for Class A shares and 1.49% for Class B shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2004. The example reflects the expenses of both the Fund and the Portfolio.

                      EATON VANCE VIRGINIA MUNICIPALS FUND

                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                    (3/1/04)                (8/31/04)               (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
Actual
Class A                                      $              1,000.00   $             995.90   $                       3.96
Class B                                      $              1,000.00   $             991.70   $                       7.86

Hypothetical
(5% return per year before expenses)
Class A                                      $              1,000.00   $           1,021.20   $                       4.01
Class B                                      $              1,000.00   $           1,017.20   $                       7.96

* Expenses are equal to the Fund's annualized expense ratio of 0.79% for Class A shares and 1.57% for Class B shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2004. The example reflects the expenses of both the Fund and the Portfolio.

EATON VANCE MUNICIPALS FUNDS as of August 31, 2004
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2004

                                                                ALABAMA FUND    ARKANSAS FUND     GEORGIA FUND    KENTUCKY FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investment in Municipals Portfolio --
   Identified cost                                             $   57,179,619   $   41,418,736   $   50,312,909   $   58,392,263
   Unrealized appreciation                                          3,117,514        2,135,369        3,951,760        5,458,225
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE                        $   60,297,133   $   43,554,105   $   54,264,669   $   63,850,488
--------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                $       60,513   $      147,347   $        6,601   $       31,744
--------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                   $   60,357,646   $   43,701,452   $   54,271,270   $   63,882,232
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                               $       33,709   $       25,044   $       44,959   $        2,456
Dividends payable                                                     112,205           75,759           97,965          114,911
Payable to affiliate for service fees                                  20,272           14,705           18,094           21,553
Accrued expenses                                                       19,581           17,128           21,487           22,558
--------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $      185,767   $      132,636   $      182,505   $      161,478
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $   60,171,879   $   43,568,816   $   54,088,765   $   63,720,754
--------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                $   57,921,396   $   42,936,316   $   51,547,757   $   62,421,378
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                     (754,826)      (1,458,966)      (1,468,273)      (4,052,610)
Accumulated undistributed (distributions in excess of) net
   investment income                                                 (112,205)         (43,903)          57,521         (106,239)
Net unrealized appreciation from Portfolio (computed
   on the basis of identified cost)                                 3,117,514        2,135,369        3,951,760        5,458,225
--------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                          $   60,171,879   $   43,568,816   $   54,088,765   $   63,720,754
--------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                     $   40,224,899   $   33,214,878   $   38,228,730   $   47,287,894
SHARES OUTSTANDING                                                  4,103,649        3,361,498        4,031,629        5,072,177
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                $         9.80   $         9.88   $         9.48   $         9.32
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of net asset value per share)         $        10.29   $        10.37   $         9.95   $         9.78

CLASS B SHARES

NET ASSETS                                                     $   19,946,980   $   10,353,938   $   15,860,035   $   16,432,860
SHARES OUTSTANDING                                                  1,851,687          975,601        1,566,103        1,633,823
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                $        10.77   $        10.61   $        10.13   $        10.06

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                        See notes to financial statements

                                                                                                                  NORTH CAROLINA
                                                               LOUISIANA FUND    MARYLAND FUND    MISSOURI FUND        FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investment in Municipals Portfolio --
   Identified cost                                             $   25,752,685   $   71,548,994   $   52,751,523   $   75,060,529
   Unrealized appreciation                                          1,597,765          125,769        4,794,078        5,121,949
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE                        $   27,350,450   $   71,674,763   $   57,545,601   $   80,182,478
--------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                $        6,230   $        8,415   $        5,255   $       10,000
--------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                   $   27,356,680   $   71,683,178   $   57,550,856   $   80,192,478
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                               $       45,167   $      163,103   $      136,186   $      203,282
Dividends payable                                                      53,700          109,742           89,549          134,170
Payable to affiliate for service fees                                   9,073           24,135           18,948           27,126
Accrued expenses                                                       11,252           18,273           17,993           25,244
--------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $      119,192   $      315,253   $      262,676   $      389,822
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $   27,237,488   $   71,367,925   $   57,288,180   $   79,802,656
--------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                $   26,706,123   $   72,029,092   $   53,712,833   $   75,268,527
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                   (1,102,898)      (1,073,865)      (1,230,951)        (497,463)
Accumulated undistributed (distributions in excess of) net
   investment income                                                   36,498          286,929           12,220          (90,357)
Net unrealized appreciation from Portfolio (computed
   on the basis of identified cost)                                 1,597,765          125,769        4,794,078        5,121,949
--------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                          $   27,237,488   $   71,367,925   $   57,288,180   $   79,802,656
--------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES

---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $   17,793,284   $   45,912,624   $   44,384,792   $   61,704,336
SHARES OUTSTANDING                                                  1,807,820        4,839,538        4,403,667        6,571,046
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                $         9.84   $         9.49   $        10.08   $         9.39
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of net asset value per share)         $        10.33   $         9.96   $        10.58   $         9.86

CLASS B SHARES

NET ASSETS                                                     $    9,444,204   $   25,455,301   $   12,903,388   $   18,098,320
SHARES OUTSTANDING                                                    908,240        2,460,058        1,158,681        1,792,417
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                $        10.40   $        10.35   $        11.14   $        10.10

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                        See notes to financial statements

                                                                                SOUTH CAROLINA
                                                                 OREGON FUND         FUND        TENNESSEE FUND   VIRGINIA FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investment in Municipals Portfolio --
   Identified cost                                             $   77,290,142   $   50,993,461   $   47,666,703   $   98,394,772
   Unrealized appreciation                                          3,226,608        2,573,274        3,664,282        8,774,691
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE                        $   80,516,750   $   53,566,735   $   51,330,985   $  107,169,463
--------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                $      114,816   $          311   $       40,307   $      111,765
--------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                   $   80,631,566   $   53,567,046   $   51,371,292   $  107,281,228
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                               $       56,814   $      290,138   $       45,202   $      652,624
Dividends payable                                                     135,107          111,711           85,555          166,572
Payable to affiliate for service fees                                  27,263           17,872           16,869           38,487
Accrued expenses                                                       21,168           17,183           14,250           22,217
--------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $      240,352   $      436,904   $      161,876   $      879,900
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $   80,391,214   $   53,130,142   $   51,209,416   $  106,401,328
--------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                $   80,273,265   $   51,842,265   $   48,590,678   $  100,521,619
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                   (3,111,794)      (1,265,763)      (1,008,398)      (2,996,801)
Accumulated undistributed (distributions in excess of) net
   investment income                                                    3,135          (19,634)         (37,146)         101,819
Net unrealized appreciation from Portfolio (computed
   on the basis of identified cost)                                 3,226,608        2,573,274        3,664,282        8,774,691
--------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                          $   80,391,214   $   53,130,142   $   51,209,416   $  106,401,328
--------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                     $   55,603,980   $   34,600,941   $   39,285,195   $   73,924,336
SHARES OUTSTANDING                                                  5,865,236        3,562,177        3,966,283        7,708,985
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                $         9.48   $         9.71   $         9.90   $         9.59
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of net asset value per share)         $         9.95   $        10.19   $        10.39   $        10.07

CLASS B SHARES

NET ASSETS                                                     $   24,787,234   $   18,529,201   $   11,924,221   $   32,476,992
SHARES OUTSTANDING                                                  2,391,185        1,799,483        1,105,673        3,060,773
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                $        10.37   $        10.30   $        10.78   $        10.61

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                        See notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2004

                                                                ALABAMA FUND    ARKANSAS FUND     GEORGIA FUND    KENTUCKY FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                              $    3,429,800   $    2,460,261   $    3,186,338   $    3,677,207
Expenses allocated from Portfolio                                    (285,423)        (177,770)        (240,922)        (296,802)
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                           $    3,144,377   $    2,282,491   $    2,945,416   $    3,380,405
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                    $        1,530   $          153   $        1,529   $        1,530
Distribution and service fees --
   Class A                                                             46,056           40,237           38,172           47,124
   Class B                                                            384,813          227,022          340,545          408,106
Legal and accounting services                                          14,744           13,757           16,039           14,744
Printing and postage                                                    9,219            3,801            8,924           12,504
Custodian fee                                                          10,462            8,158            9,225           10,825
Transfer and dividend disbursing agent fees                            36,795           22,632           39,626           43,727
Registration fees                                                          --            1,028               --               --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                 $      503,619   $      316,788   $      454,060   $      538,560
--------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                          $    2,640,758   $    1,965,703   $    2,491,356   $    2,841,845
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)             $    1,376,904   $      154,279   $       15,698   $      134,408
   Financial futures contracts                                       (977,035)        (708,179)        (987,635)        (991,083)
   Interest rate swap contracts                                            --         (274,450)              --               --
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                       $      399,869   $     (828,350)  $     (971,937)  $     (856,675)
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $      218,842   $    1,499,427   $    2,259,349   $    1,487,949
   Financial futures contracts                                        (88,645)         (42,242)         (88,259)         (93,947)
   Interest rate swap contracts                                            --           15,108               --               --
--------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $      130,197   $    1,472,293   $    2,171,090   $    1,394,002
--------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                               $      530,066   $      643,943   $    1,199,153   $      537,327
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    3,170,824   $    2,609,646   $    3,690,509   $    3,379,172
--------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FOR THE YEAR ENDED AUGUST 31, 2004

                                                                                                                  NORTH CAROLINA
                                                               LOUISIANA FUND    MARYLAND FUND    MISSOURI FUND        FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                              $    1,604,056   $    4,195,032   $    3,294,962   $    4,628,795
Expenses allocated from Portfolio                                    (109,488)        (344,587)        (251,876)        (394,303)
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                           $    1,494,568   $    3,850,445   $    3,043,086   $    4,234,492
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                    $          153   $        1,530   $        1,530   $        1,530
Distribution and service fees --
   Class A                                                             21,761           48,902           46,489           65,730
   Class B                                                            162,660          478,929          319,139          493,949
Legal and accounting services                                          15,388           15,695           17,265           14,741
Printing and postage                                                    4,144           12,311           10,884           14,509
Custodian fee                                                           6,698           11,966            9,767           13,231
Transfer and dividend disbursing agent fees                            14,242           47,973           40,706           58,184
Registration fees                                                       2,451            4,250            4,330               --
Miscellaneous                                                           1,764               --            2,414              602
--------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                 $      229,261   $      621,556   $      452,524   $      662,476
--------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                          $    1,265,307   $    3,228,889   $    2,590,562   $    3,572,016
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)             $      271,891   $      666,368   $      214,695   $    1,966,568
   Financial futures contracts                                       (500,732)      (1,474,209)        (887,068)      (1,634,730)
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                       $     (228,841)  $     (807,841)  $     (672,373)  $      331,838
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $      909,724   $    1,148,201   $    1,997,752   $      586,827
   Financial futures contracts                                        (50,053)        (120,171)         (88,808)        (102,591)
   Interest rate swap contracts                                            --               --               --         (167,467)
--------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $      859,671   $    1,028,030   $    1,908,944   $      316,769
--------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                               $      630,830   $      220,189   $    1,236,571   $      648,607
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    1,896,137   $    3,449,078   $    3,827,133   $    4,220,623
--------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                SOUTH CAROLINA
                                                                  OREGON FUND        FUND        TENNESSEE FUND   VIRGINIA FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                              $    4,953,256   $    3,181,694   $    2,662,324   $    6,204,940
Expenses allocated from Portfolio                                    (390,567)        (231,395)        (196,852)        (539,690)
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                           $    4,562,689   $    2,950,299   $    2,465,472   $    5,665,250
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                    $        1,530   $        1,530   $          153   $        3,060
Distribution and service fees --
   Class A                                                             60,479           44,142           43,526           79,684
   Class B                                                            497,496          295,251          259,294          695,552
Legal and accounting services                                          17,922           19,330           16,177           15,941
Printing and postage                                                   13,296            3,000            6,463           17,515
Custodian fee                                                          13,111            8,990            8,751           14,822
Transfer and dividend disbursing agent fees                            51,280           25,731           28,109           66,141
Registration fees                                                       2,798               --            2,811               --
Miscellaneous                                                           3,103               --            2,278               --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                 $      661,015   $      397,974   $      367,562   $      892,715
--------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                          $    3,901,674   $    2,552,325   $    2,097,910   $    4,772,535
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)             $      605,840   $      390,189   $       99,747   $      294,262
   Financial futures contracts                                     (1,518,036)        (732,669)        (853,846)      (2,009,582)
   Interest rate swap contracts                                      (748,500)              --               --               --
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                              $   (1,660,696)  $     (342,480)  $     (754,099)  $   (1,715,320)
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $    2,058,935   $    1,845,199   $    1,540,244   $    4,209,576
   Financial futures contracts                                        (45,807)         (87,150)         (83,319)        (203,247)
   Interest rate swap contracts                                       165,535               --               --               --
--------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $    2,178,663   $    1,758,049   $    1,456,925   $    4,006,329
--------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                               $      517,967   $    1,415,569   $      702,826   $    2,291,009
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    4,419,641   $    3,967,894   $    2,800,736   $    7,063,544
--------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2004

                                                                ALABAMA FUND    ARKANSAS FUND     GEORGIA FUND    KENTUCKY FUND
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                                       $    2,640,758   $    1,965,703   $    2,491,356   $    2,841,845
   Net realized gain (loss) from investments, financial
      futures contracts and interest rate swap contracts
      transactions                                                    399,869         (828,350)        (971,937)        (856,675)
   Net change in unrealized appreciation (depreciation)
      from investments, financial futures contracts and
      interest rate swap contracts                                    130,197        1,472,293        2,171,090        1,394,002
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    3,170,824   $    2,609,646   $    3,690,509   $    3,379,172
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                  $   (1,076,281)  $     (977,985)  $     (949,043)  $   (1,117,129)
      Class B                                                      (1,578,485)        (978,303)      (1,488,841)      (1,679,736)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            $   (2,654,766)  $   (1,956,288)  $   (2,437,884)  $   (2,796,865)
--------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                  $   34,728,505   $   26,358,958   $   37,022,262   $   47,111,274
      Class B                                                       1,725,404        1,014,415        1,761,503        1,379,643
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                         518,861          581,135          502,771          574,003
      Class B                                                         856,655          635,186          819,267          879,996
   Cost of shares redeemed
      Class A                                                      (3,329,746)      (2,663,661)      (2,702,718)      (3,533,589)
      Class B                                                     (39,332,206)     (26,466,390)     (38,574,431)     (50,752,994)
--------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS        $   (4,832,527)  $     (540,357)  $   (1,171,346)  $   (4,341,667)
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                          $   (4,316,469)  $      113,001   $       81,279   $   (3,759,360)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $   64,488,348   $   43,455,815   $   54,007,486   $   67,480,114
--------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $   60,171,879   $   43,568,816   $   54,088,765   $   63,720,754
--------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                                 $     (112,205)  $      (43,903)  $       57,521   $     (106,239)

                        See notes to financial statements

                                                                                                                  NORTH CAROLINA
                                                               LOUISIANA FUND    MARYLAND FUND   MISSOURI FUND         FUND
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                                       $    1,265,307   $    3,228,889   $    2,590,562   $    3,572,016
   Net realized gain (loss) from investments and financial
      futures contracts transactions                                 (228,841)        (807,841)        (672,373)         331,838
   Net change in unrealized appreciation (depreciation) from
      investments, financial futures contracts and interest
      rate swap contracts                                             859,671        1,028,030        1,908,944          316,769
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    1,896,137   $    3,449,078   $    3,827,133   $    4,220,623
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                  $     (528,741)  $   (1,163,130)  $   (1,208,893)  $   (1,534,841)
      Class B                                                        (693,682)      (1,980,264)      (1,582,879)      (2,008,939)
   From net realized gain
      Class A                                                              --          (35,150)              --               --
      Class B                                                              --         (276,795)              --               --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            $   (1,222,423)  $   (3,455,339)  $   (2,791,772)  $   (3,543,780)
--------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                  $   13,079,035   $   43,184,232   $   39,972,134   $   58,546,692
      Class B                                                         650,480        2,944,774        1,373,900        1,220,150
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                         258,940          724,591          769,013          867,544
      Class B                                                         211,163        1,464,032          996,471        1,123,774
   Cost of shares redeemed
      Class A                                                      (1,541,205)      (4,813,161)      (3,261,284)      (5,391,405)
      Class B                                                     (14,434,133)     (50,646,063)     (40,777,902)     (66,524,182)
--------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS        $   (1,775,720)  $   (7,141,595)  $     (927,668)  $  (10,157,427)
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                          $   (1,102,006)  $   (7,147,856)  $      107,693   $   (9,480,584)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $   28,339,494   $   78,515,781   $   57,180,487   $   89,283,240
--------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $   27,237,488   $   71,367,925   $   57,288,180   $   79,802,656
--------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                                 $       36,498   $      286,929   $       12,220   $      (90,357)

                        See notes to financial statements

                                                                                SOUTH CAROLINA
                                                                  OREGON FUND        FUND        TENNESSEE FUND    VIRGINIA FUND
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                                       $    3,901,674   $    2,552,325   $    2,097,910   $    4,772,535
   Net realized loss from investments, financial futures
      contracts and interest rate swap contracts transactions      (1,660,696)        (342,480)        (754,099)      (1,715,320)
   Net change in unrealized appreciation (depreciation) from
      investments, financial futures contracts and interest
      rate swap contracts                                           2,178,663        1,758,049        1,456,925        4,006,329
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    4,419,641   $    3,967,894   $    2,800,736   $    7,063,544
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                  $   (1,570,081)  $   (1,172,998)  $   (1,058,771)  $   (1,841,596)
      Class B                                                      (2,330,359)      (1,413,526)      (1,130,341)      (2,903,078)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            $   (3,900,440)  $   (2,586,524)  $   (2,189,112)  $   (4,744,674)
--------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                  $   50,207,110   $   27,905,370   $   34,497,381   $   71,511,664
      Class B                                                       2,338,769        1,935,422        1,279,974        2,372,337
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                         970,037          624,288          600,444        1,084,271
      Class B                                                       1,463,789          790,571          677,818        1,773,521
   Cost of shares redeemed
      Class A                                                      (3,929,615)      (4,330,931)      (4,392,600)      (6,480,567)
      Class B                                                     (53,590,332)     (26,361,174)     (30,298,379)     (79,394,209)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
  TRANSACTIONS                                                 $   (2,540,242)  $      563,546   $    2,364,638   $   (9,132,983)
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                          $   (2,021,041)  $    1,944,916   $    2,976,262   $   (6,814,113)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $   82,412,255   $   51,185,226   $   48,233,154   $  113,215,441
--------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $   80,391,214   $   53,130,142   $   51,209,416   $  106,401,328
--------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                                 $        3,135   $      (19,634)  $      (37,146)  $      101,819

                        See notes to financial statements

FOR THE YEAR ENDED AUGUST 31, 2003

                                                                 ALABAMA FUND    ARKANSAS FUND    GEORGIA FUND     KENTUCKY FUND
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                                       $    2,694,981   $    1,895,266   $    2,453,598   $    2,794,319
   Net realized gain (loss) from investments and financial
      futures contracts transactions                                  134,429          527,436         (333,636)      (2,678,901)
   Net change in unrealized appreciation (depreciation) from
      investments, financial futures contracts and interest
      rate swap contracts                                          (1,468,945)      (1,636,116)        (612,968)       1,374,471
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    1,360,465   $      786,586   $    1,506,994   $    1,489,889
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                  $     (417,696)  $     (413,160)  $     (198,222)  $     (180,714)
      Class B                                                      (2,277,117)      (1,484,720)      (2,180,570)      (2,628,757)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            $   (2,694,813)  $   (1,897,880)  $   (2,378,792)  $   (2,809,471)
--------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                  $    2,512,499   $    2,590,733   $    1,753,939   $    1,724,659
      Class B                                                       5,215,444        1,650,051        4,422,007        4,440,184
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                         192,025          122,551           66,482           69,064
      Class B                                                       1,019,795          814,033          905,625        1,186,406
   Cost of shares redeemed
      Class A                                                      (1,145,837)        (382,455)        (937,940)        (552,531)
      Class B                                                      (6,181,176)      (3,321,738)      (7,155,620)      (7,483,374)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
  TRANSACTIONS                                                 $    1,612,750   $    1,473,175   $     (945,507)  $     (615,592)
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                          $      278,402   $      361,881   $   (1,817,305)  $   (1,935,174)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $   64,209,946   $   43,093,934   $   55,824,791   $   69,415,288
--------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $   64,488,348   $   43,455,815   $   54,007,486   $   67,480,114
--------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                                 $     (118,827)  $      (45,540)  $       15,534   $     (122,409)

                        See notes to financial statements

                                                                                                                      NORTH
                                                               LOUISIANA FUND   MARYLAND FUND     MISSOURI FUND    CAROLINA FUND
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                                       $    1,294,519   $    3,347,141   $    2,598,861   $    3,774,472
   Net realized gain (loss) from investments and financial
      futures contracts transactions                                  234,944          437,591          375,821         (833,850)
   Net change in unrealized appreciation (depreciation)
      from investments and financial futures contracts               (896,513)      (2,115,612)      (1,480,015)      (1,726,154)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $      632,950   $    1,669,120   $    1,494,667   $    1,214,468
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                  $     (285,308)  $     (442,117)  $     (355,941)  $     (461,944)
      Class B                                                        (931,391)      (2,872,943)      (2,290,716)      (3,344,556)
   From net realized gain
      Class A                                                              --           (1,906)              --               --
      Class B                                                              --          (13,334)              --               --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            $   (1,216,699)  $   (3,330,300)  $   (2,646,657)  $   (3,806,500)
--------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                  $    1,086,583   $    3,428,872   $    2,311,813   $    2,378,386
      Class B                                                       1,542,740        5,168,903        3,567,519        4,670,222
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                         164,740          202,544          219,751          260,011
      Class B                                                         270,705        1,381,714        1,156,655        1,570,321
   Cost of shares redeemed
      Class A                                                        (977,808)      (6,215,752)      (1,366,847)      (2,057,374)
      Class B                                                      (2,441,655)      (9,044,584)      (6,162,631)     (10,481,119)
--------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS        $     (354,695)  $   (5,078,303)  $     (273,740)  $   (3,659,553)
--------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                     $     (938,444)  $   (6,739,483)  $   (1,425,730)  $   (6,251,585)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $   29,277,938   $   85,255,264   $   58,606,217   $   95,534,825
--------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $   28,339,494   $   78,515,781   $   57,180,487   $   89,283,240
--------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                                 $       22,430   $      211,129   $      244,227   $      (69,962)

                        See notes to financial statements

                                                                                    SOUTH
                                                                OREGON FUND      CAROLINA FUND   TENNESSEE FUND   VIRGINIA FUND
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                                       $    3,819,834   $    2,183,737   $    2,014,978   $    4,877,084
   Net realized gain (loss) from investments and financial
      futures contracts transactions                                   53,388          444,288          132,379         (166,417)
   Net change in unrealized appreciation (depreciation) from
      investments, financial futures contracts and interest
      rate swap contracts                                          (2,528,160)      (1,603,577)        (763,780)      (2,469,255)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    1,345,062   $    1,024,448   $    1,383,577   $    2,241,412
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                  $     (447,680)  $     (450,133)  $     (388,311)  $     (423,343)
      Class B                                                      (3,301,340)      (1,722,947)      (1,661,963)      (4,350,127)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            $   (3,749,020)  $   (2,173,080)  $   (2,050,274)  $   (4,773,470)
--------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                  $    3,267,117   $    4,257,563   $    4,647,403   $    2,035,957
      Class B                                                       5,947,664        6,526,520        3,702,463        5,944,063
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                         245,328          187,413          230,900          201,910
      Class B                                                       1,783,128          711,966          803,049        2,175,773
   Cost of shares redeemed
      Class A                                                      (1,109,299)      (2,385,191)      (2,331,404)        (918,702)
      Class B                                                      (8,816,208)      (3,806,803)      (5,911,758)     (12,929,005)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
  TRANSACTIONS                                                 $    1,317,730   $    5,491,468   $    1,140,653   $   (3,490,004)
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                          $   (1,086,228)  $    4,342,836   $      473,956   $   (6,022,062)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $   83,498,483   $   46,842,390   $   47,759,198   $  119,237,503
--------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $   82,412,255   $   51,185,226   $   48,233,154   $  113,215,441
--------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                                 $       42,982   $       21,465   $       58,898   $      124,550

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                ALABAMA FUND -- CLASS A
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003         2002(1)(2)       2001(1)        2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.720   $      9.920   $      9.960   $      9.410   $      9.430
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.454   $      0.475   $      0.471   $      0.479   $      0.481
Net realized and unrealized gain (loss)                        0.085         (0.206)        (0.042)         0.548         (0.015)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.539   $      0.269   $      0.429   $      1.027   $      0.466
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.459)  $     (0.469)  $     (0.469)  $     (0.477)  $     (0.486)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.459)  $     (0.469)  $     (0.469)  $     (0.477)  $     (0.486)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      9.800   $      9.720   $      9.920   $      9.960   $      9.410
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 5.61%          2.74%          4.49%         11.22%          5.22%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     40,225   $      9,226   $      7,846   $      6,256   $      6,198
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.76%          0.76%          0.82%          0.83%          0.81%
   Expenses after custodian fee reduction(4)                    0.76%          0.74%          0.81%          0.81%          0.80%
   Net investment income                                        4.63%          4.78%          4.83%          4.95%          5.26%
Portfolio Turnover of the Portfolio                               23%            10%            25%            14%             8%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.82% to 4.83%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                ALABAMA FUND -- CLASS B
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003         2002(1)(2)       2001(1)        2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     10.690   $     10.910   $     10.960   $     10.350   $     10.370
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.423   $      0.439   $      0.440   $      0.444   $      0.449
Net realized and unrealized gain (loss)                        0.080         (0.219)        (0.050)         0.611         (0.017)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.503   $      0.220   $      0.390   $      1.055   $      0.432
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.423)  $     (0.440)  $     (0.440)  $     (0.445)  $     (0.452)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.423)  $     (0.440)  $     (0.440)  $     (0.445)  $     (0.452)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.770   $     10.690   $     10.910   $     10.960   $     10.350
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 4.77%          2.02%          3.70%         10.45%          4.38%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     19,947   $     55,263   $     56,363   $     57,782   $     59,904
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.52%          1.51%          1.57%          1.58%          1.62%
   Expenses after custodian fee reduction(4)                    1.52%          1.49%          1.56%          1.56%          1.61%
   Net investment income                                        3.88%          4.04%          4.09%          4.20%          4.48%
Portfolio Turnover of the Portfolio                               23%            10%            25%            14%             8%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.08% to 4.09%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                ARKANSAS FUND -- CLASS A
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003         2002(1)(2)        2001          2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.730   $      9.980   $      9.960   $      9.520   $      9.510
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.483   $      0.490   $      0.486   $      0.495   $      0.489
Net realized and unrealized gain (loss)                        0.150         (0.251)         0.023          0.439          0.020
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.633   $      0.239   $      0.509   $      0.934   $      0.509
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.483)  $     (0.489)  $     (0.489)  $     (0.494)  $     (0.499)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.483)  $     (0.489)  $     (0.489)  $     (0.494)  $     (0.499)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      9.880   $      9.730   $      9.980   $      9.960   $      9.520
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 6.58%          2.42%          5.31%         10.08%          5.62%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     33,215   $      9,480   $      7,383   $      5,162   $      4,757
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.72%          0.73%          0.81%          0.77%          0.84%
   Expenses after custodian fee reduction(4)                    0.72%          0.71%          0.80%          0.75%          0.83%
   Net investment income                                        4.86%          4.90%          4.95%          5.11%          5.25%
Portfolio Turnover of the Portfolio                               15%            25%            23%             9%            14%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gain per share by $0.001 and increase the ratio of net investment income to average net assets from 4.94% to 4.95%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                ARKANSAS FUND -- CLASS B
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003         2002(1)(2)        2001          2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     10.460   $     10.720   $     10.690   $     10.210   $     10.190
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.443   $      0.444   $      0.447   $      0.453   $      0.454
Net realized and unrealized gain (loss)                        0.145         (0.259)         0.028          0.472          0.011
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.588   $      0.185   $      0.475   $      0.925   $      0.465
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.438)  $     (0.445)  $     (0.445)  $     (0.445)  $     (0.445)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.438)  $     (0.445)  $     (0.445)  $     (0.445)  $     (0.445)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.610   $     10.460   $     10.720   $     10.690   $     10.210
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 5.68%          1.72%          4.60%          9.27%          4.75%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     10,354   $     33,975   $     35,711   $     37,059   $     37,340
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.47%          1.48%          1.56%          1.52%          1.58%
   Expenses after custodian fee reduction(4)                    1.47%          1.46%          1.55%          1.50%          1.57%
   Net investment income                                        4.13%          4.17%          4.24%          4.36%          4.56%
Portfolio Turnover of the Portfolio                               15%            25%            23%             9%            14%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gain per share by $0.001 and increase the ratio of net investment income to average net assets from 4.23% to 4.24%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                GEORGIA FUND -- CLASS A
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)       2001(1)         2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.260   $      9.410   $      9.480   $      9.020   $      8.990
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.473   $      0.478   $      0.485   $      0.470   $      0.479
Net realized and unrealized gain (loss)                        0.213         (0.162)        (0.089)         0.463          0.031
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.686   $      0.316   $      0.396   $      0.933   $      0.510
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.466)  $     (0.466)  $     (0.466)  $     (0.473)  $     (0.480)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.466)  $     (0.466)  $     (0.466)  $     (0.473)  $     (0.480)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      9.480   $      9.260   $      9.410   $      9.480   $      9.020
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 7.52%          3.39%          4.38%         10.65%          6.00%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     38,229   $      4,234   $      3,425   $      8,441   $      7,614
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.78%          0.77%          0.85%          0.80%          0.79%
   Expenses after custodian fee reduction(4)                    0.78%          0.75%          0.84%          0.77%          0.77%
   Net investment income                                        5.02%          5.07%          5.24%          5.12%          5.29%
Portfolio Turnover of the Portfolio                                3%            16%            18%             8%            13%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 5.23% to 5.24%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                GEORGIA FUND -- CLASS B
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)       2001(1)         2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.900   $     10.050   $     10.120   $      9.630   $      9.600
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.435   $      0.437   $      0.439   $      0.429   $      0.426
Net realized and unrealized gain (loss)                        0.218         (0.164)        (0.086)         0.493          0.039
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.653   $      0.273   $      0.353   $      0.922   $      0.465
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.423)  $     (0.423)  $     (0.423)  $     (0.432)  $     (0.435)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.423)  $     (0.423)  $     (0.423)  $     (0.432)  $     (0.435)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.130   $      9.900   $     10.050   $     10.120   $      9.630
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 6.69%          2.72%          3.64%          9.82%          5.09%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     15,860   $     49,773   $     52,400   $     55,051   $     55,245
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.53%          1.52%          1.60%          1.56%          1.58%
   Expenses after custodian fee reduction(4)                    1.53%          1.50%          1.59%          1.53%          1.56%
   Net investment income                                        4.27%          4.34%          4.43%          4.38%          4.64%
Portfolio Turnover of the Portfolio                                3%            16%            18%             8%            13%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.42% to 4.43%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                               KENTUCKY FUND -- CLASS A
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)       2001(1)         2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.240   $      9.420   $      9.500   $      9.160   $      9.410
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.442   $      0.446   $      0.463   $      0.446   $      0.498
Net realized and unrealized gain (loss)                        0.077         (0.174)        (0.091)         0.378         (0.246)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.519   $      0.272   $      0.372   $      0.824   $      0.252
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.439)  $     (0.452)  $     (0.452)  $     (0.484)  $     (0.502)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.439)  $     (0.452)  $     (0.452)  $     (0.484)  $     (0.502)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      9.320   $      9.240   $      9.420   $      9.500   $      9.160
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 5.70%          2.90%          4.09%          9.26%          2.87%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     47,288   $      4,248   $      3,103   $      7,645   $      5,858
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.78%          0.77%          0.80%          0.85%          0.82%
   Expenses after custodian fee reduction(4)                    0.77%          0.75%          0.79%          0.81%          0.80%
   Net investment income                                        4.77%          4.73%          4.97%          4.79%          5.40%
Portfolio Turnover of the Portfolio                                3%            10%             5%            15%            11%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized loss per share by $0.002 and increase the ratio of net investment income to average net assets from 4.95% to 4.97%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                               KENTUCKY FUND -- CLASS B
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)       2001(1)         2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.970   $     10.160   $     10.250   $      9.870   $     10.120
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.406   $      0.408   $      0.418   $      0.406   $      0.451
Net realized and unrealized gain (loss)                        0.081         (0.188)        (0.098)         0.416         (0.241)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.487   $      0.220   $      0.320   $      0.822   $      0.210
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.397)  $      0.410)  $     (0.410)  $     (0.442)  $     (0.460)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.397)  $     (0.410)  $     (0.410)  $     (0.442)  $     (0.460)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.060   $      9.970   $     10.160   $     10.250   $      9.870
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 4.96%          2.15%          3.26%          8.56%          2.21%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     16,433   $     63,232   $     66,312   $     72,000   $     75,590
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.53%          1.52%          1.55%          1.59%          1.62%
   Expenses after custodian fee reduction(4)                    1.52%          1.50%          1.54%          1.55%          1.60%
   Net investment income                                        4.00%          4.01%          4.17%          4.08%          4.67%
Portfolio Turnover of the Portfolio                                3%            10%             5%            15%            11%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized loss per share by $0.002 and increase the ratio of net investment income to average net assets from 4.15% to 4.17%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                               LOUISIANA FUND -- CLASS A
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                          2004(1)          2003        2002(1)(2)       2001(1)        2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.610   $      9.790   $      9.810   $      9.240   $      9.240
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.485   $      0.490   $      0.486   $      0.463   $      0.472
Net realized and unrealized gain (loss)                        0.217         (0.208)        (0.047)         0.573          0.001
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.702   $      0.282   $      0.439   $      1.036   $      0.473
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.472)  $     (0.462)  $     (0.459)  $     (0.466)  $     (0.473)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.472)  $     (0.462)  $     (0.459)  $     (0.466)  $     (0.473)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      9.840   $      9.610   $      9.790   $      9.810   $      9.240
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 7.44%          2.89%          4.66%         11.51%          5.43%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     17,793   $      6,027   $      5,885   $      5,555   $      4,566
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.76%          0.74%          0.80%          0.83%          0.73%
   Expenses after custodian fee reduction(4)                    0.75%          0.72%          0.78%          0.80%          0.69%
   Net investment income                                        4.98%          5.00%          5.05%          4.88%          5.28%
Portfolio Turnover of the Portfolio                                9%            21%            25%            14%            14%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.015, increase net realized and unrealized loss per share by $0.015 and increase the ratio of net investment income to average net assets from 4.90% to 5.05%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                               LOUISIANA FUND -- CLASS B
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                          2004(1)          2003         2002(1)(2)      2001(1)        2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     10.150   $     10.350   $     10.380   $      9.770   $      9.760
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.438   $      0.441   $      0.438   $      0.414   $      0.424
Net realized and unrealized gain (loss)                        0.233         (0.227)        (0.056)         0.615          0.008
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.671   $      0.214   $      0.382   $      1.029   $      0.432
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.421)  $     (0.414)  $     (0.412)  $     (0.419)  $     (0.422)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.421)  $     (0.414)  $     (0.412)  $     (0.419)  $     (0.422)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.400   $     10.150   $     10.350   $     10.380   $      9.770
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 6.72%          2.05%          3.82%         10.78%          4.66%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $      9,444   $     22,312   $     23,393   $     23,584   $     23,779
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.51%          1.49%          1.55%          1.59%          1.55%
   Expenses after custodian fee reduction(4)                    1.50%          1.47%          1.53%          1.56%          1.51%
   Net investment income                                        4.23%          4.25%          4.30%          4.14%          4.49%
Portfolio Turnover of the Portfolio                                9%            21%            25%            14%            14%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.015, increase net realized and unrealized loss per share by $0.015 and increase the ratio of net investment income to average net assets from 4.15% to 4.30%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                  MARYLAND FUND -- CLASS A
                                                        ---------------------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                        ---------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)           2001          2000(1)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.500   $      9.700   $      9.700      $      9.160   $      9.230
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.459   $      0.454   $      0.452      $      0.462   $      0.445
Net realized and unrealized gain (loss)                        0.022         (0.203)        (0.003)(3)         0.511         (0.065)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.481   $      0.251   $      0.449      $      0.973   $      0.380
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.449)  $     (0.449)  $     (0.449)     $     (0.433)  $     (0.450)
From net realized gain                                        (0.042)        (0.002)            --                --             --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.491)  $     (0.451)  $     (0.449)     $     (0.433)  $     (0.450)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      9.490   $      9.500   $      9.700      $      9.700   $      9.160
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                 5.14%          2.58%          4.80%            10.88%          4.35%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     45,913   $      8,085   $     10,820      $      6,331   $      3,200
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                  0.79%          0.78%          0.85%             0.83%          0.73%
   Expenses after custodian fee reduction(5)                    0.79%          0.76%          0.83%             0.78%          0.71%
   Net investment income                                        4.84%          4.67%          4.73%             4.99%          4.98%
Portfolio Turnover of the Portfolio                               12%            28%            25%               18%             9%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Per share amount is not in accord with the net realized and unrealized gain
     (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                  MARYLAND FUND -- CLASS B
                                                        ---------------------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                        ---------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)           2001          2000(1)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     10.360   $     10.580   $     10.580      $     10.000   $     10.080
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.426   $      0.416   $      0.419      $      0.431   $      0.401
Net realized and unrealized gain (loss)                        0.018         (0.222)        (0.007)(3)         0.546         (0.067)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.444   $      0.194   $      0.412      $      0.977   $      0.334
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.412)  $     (0.412)  $     (0.412)     $     (0.397)  $     (0.414)
From net realized gain                                        (0.042)        (0.002)            --                --             --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.454)  $     (0.414)  $     (0.412)     $     (0.397)  $     (0.414)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.350   $     10.360   $     10.580      $     10.580   $     10.000
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                 4.34%          1.80%          4.02%             9.98%          3.50%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     25,455   $     70,431   $     74,435      $     75,790   $     78,272
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                  1.54%          1.53%          1.60%             1.57%          1.60%
   Expenses after custodian fee reduction(5)                    1.54%          1.51%          1.58%             1.52%          1.58%
   Net investment income                                        4.05%          3.92%          4.02%             4.21%          4.11%
Portfolio Turnover of the Portfolio                               12%            28%            25%               18%             9%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Per share amount is not in accord with the net realized and unrealized gain
     (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                 MISSOURI FUND -- CLASS A
                                                        ---------------------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                        ---------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)           2001           2000
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.890   $     10.090   $     10.130      $      9.550   $      9.630
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.497   $      0.510   $      0.520      $      0.520   $      0.520
Net realized and unrealized gain (loss)                        0.232         (0.192)        (0.043)            0.561         (0.103)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.729   $      0.318   $      0.477      $      1.081   $      0.417
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.539)  $     (0.518)  $     (0.517)     $     (0.501)  $     (0.497)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.539)  $     (0.518)  $     (0.517)     $     (0.501)  $     (0.497)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.080   $      9.890   $     10.090      $     10.130   $      9.550
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 7.53%          3.18%          4.92%            11.65%          4.60%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     44,385   $      7,311   $      6,301      $      4,378   $      4,132
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.81%          0.79%          0.80%             0.82%          0.81%
   Expenses after custodian fee reduction(4)                    0.80%          0.77%          0.79%             0.80%          0.80%
   Net investment income                                        4.99%          5.06%          5.24%             5.34%          5.54%
Portfolio Turnover of the Portfolio                               10%            20%             8%                8%             8%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 5.23% to 5.24%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                MISSOURI FUND -- CLASS B
                                                        ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)        2001           2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     10.930   $     11.140   $     11.190   $     10.550   $     10.650
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.474   $      0.482   $      0.494   $      0.493   $      0.486
Net realized and unrealized gain (loss)                        0.244         (0.201)        (0.053)         0.622         (0.121)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.718   $      0.281   $      0.441   $      1.115   $      0.365
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.508)  $     (0.491)  $     (0.491)  $     (0.475)  $     (0.465)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.508)  $     (0.491)  $     (0.491)  $     (0.475)  $     (0.465)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     11.140   $     10.930   $     11.140   $     11.190   $     10.550
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 6.71%          2.52%          4.09%         10.84%          3.62%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     12,903   $     49,870   $     52,305   $     53,027   $     54,531
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.56%          1.54%          1.55%          1.57%          1.62%
   Expenses after custodian fee reduction(4)                    1.55%          1.52%          1.54%          1.55%          1.61%
   Net investment income                                        4.26%          4.32%          4.50%          4.54%          4.69%
Portfolio Turnover of the Portfolio                               10%            20%             8%             8%             8%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.49% to 4.50%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                             NORTH CAROLINA FUND -- CLASS A
                                                        ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)       2001(1)        2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.320   $      9.600   $      9.670   $      9.260   $      9.260
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.436   $      0.447   $      0.467   $      0.477   $      0.481
Net realized and unrealized gain (loss)                        0.071         (0.275)        (0.085)         0.403          0.003
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.507   $      0.172   $      0.382   $      0.880   $      0.484
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.437)  $     (0.452)  $     (0.452)  $     (0.470)  $     (0.484)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.437)  $     (0.452)  $     (0.452)  $     (0.470)  $     (0.484)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      9.390   $      9.320   $      9.600   $      9.670   $      9.260
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 5.52%          1.80%          4.12%          9.77%          5.51%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     61,704   $      9,351   $      9,036   $      7,917   $     12,696
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.79%          0.79%          0.83%          0.84%          0.85%
   Expenses after custodian fee reduction(4)                    0.79%          0.77%          0.83%          0.81%          0.82%
   Net investment income                                        4.65%          4.69%          4.93%          5.09%          5.34%
Portfolio Turnover of the Portfolio                               19%            21%            21%            28%            17%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.92% to 4.93%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                             NORTH CAROLINA FUND -- CLASS B
                                                        ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)       2001(1)        2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     10.030   $     10.310   $     10.390   $      9.970   $      9.960
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.402   $      0.405   $      0.427   $      0.431   $      0.449
Net realized and unrealized gain (loss)                        0.062         (0.277)        (0.099)         0.423          0.006
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.464   $      0.128   $      0.328   $      0.854   $      0.455
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.394)  $     (0.408)  $     (0.408)  $     (0.434)  $     (0.445)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.394)  $     (0.408)  $     (0.408)  $     (0.434)  $     (0.445)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.100   $     10.030   $     10.310   $     10.390   $      9.970
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 4.69%          1.23%          3.29%          8.78%          4.79%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     18,098   $     79,932   $     86,449   $     92,747   $     97,244
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.54%          1.54%          1.58%          1.59%          1.57%
   Expenses after custodian fee reduction(4)                    1.54%          1.52%          1.58%          1.56%          1.54%
   Net investment income                                        3.93%          3.96%          4.20%          4.26%          4.63%
Portfolio Turnover of the Portfolio                               19%            21%            21%            28%            17%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.19% to 4.20%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                 OREGON FUND -- CLASS A
                                                        ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)        2001          2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.420   $      9.690   $      9.720   $      9.370   $      9.380
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.497   $      0.496   $      0.489   $      0.484   $      0.490
Net realized and unrealized gain (loss)                        0.062         (0.278)        (0.031)         0.354         (0.012)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.559   $      0.218   $      0.458   $      0.838   $      0.478
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.499)  $     (0.488)  $     (0.488)  $     (0.488)  $     (0.488)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.499)  $     (0.488)  $     (0.488)  $     (0.488)  $     (0.488)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      9.480   $      9.420   $      9.690   $      9.720   $      9.370
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 5.98%          2.30%          4.90%          9.20%          5.39%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     55,604   $      9,778   $      7,638   $      5,367   $      3,459
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.81%          0.80%          0.81%          0.83%          0.75%
   Expenses after custodian fee reduction(4)                    0.80%          0.78%          0.80%          0.82%          0.74%
   Net investment income                                        5.19%          5.19%          5.11%          5.09%          5.38%
Portfolio Turnover of the Portfolio                                6%            16%            21%            13%            25%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 5.08% to 5.11%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                 OREGON FUND -- CLASS B
                                                        ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)        2001          2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     10.300   $     10.600   $     10.630   $     10.250   $     10.260
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.470   $      0.466   $      0.459   $      0.452   $      0.452
Net realized and unrealized gain (loss)                        0.068         (0.309)        (0.035)         0.380         (0.010)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.538   $      0.157   $      0.424   $      0.832   $      0.442
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.468)  $     (0.457)  $     (0.454)  $     (0.452)  $     (0.452)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.468)  $     (0.457)  $     (0.454)  $     (0.452)  $     (0.452)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.370   $     10.300   $     10.600   $     10.630   $     10.250
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 5.26%          1.49%          4.13%          8.32%          4.52%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     24,787   $     72,634   $     75,861   $     78,458   $     79,756
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.56%          1.55%          1.56%          1.58%          1.60%
   Expenses after custodian fee reduction(4)                    1.55%          1.53%          1.55%          1.57%          1.59%
   Net investment income                                        4.45%          4.45%          4.39%          4.37%          4.56%
Portfolio Turnover of the Portfolio                                6%            16%            21%            13%            25%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 4.36% to 4.39%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                             SOUTH CAROLINA FUND -- CLASS A
                                                        ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                            2004           2003        2002(1)(2)       2001(1)         2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.450   $      9.660   $      9.710   $      9.200   $      9.320
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.508   $      0.488   $      0.483   $      0.483   $      0.502
Net realized and unrealized gain (loss)                        0.265         (0.213)        (0.052)         0.520         (0.123)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.773   $      0.275   $      0.431   $      1.003   $      0.379
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.513)  $     (0.485)  $     (0.481)  $     (0.493)  $     (0.499)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.513)  $     (0.485)  $     (0.481)  $     (0.493)  $     (0.499)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      9.710   $      9.450   $      9.660   $      9.710   $      9.200
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 8.32%          2.88%          4.61%         11.24%          4.30%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     34,601   $     10,727   $      8,907   $      4,236   $      1,553
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.75%          0.73%          0.80%          0.75%          0.70%
   Expenses after custodian fee reduction(4)                    0.75%          0.71%          0.78%          0.70%          0.68%
   Net investment income                                        5.22%          5.06%          5.05%          5.14%          5.54%
Portfolio Turnover of the Portfolio                               59%            37%            15%            21%            12%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 5.02% to 5.05%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                             SOUTH CAROLINA FUND -- CLASS B
                                                        ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                            2004           2003        2002(1)(2)       2001(1)         2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     10.020   $     10.250   $     10.300   $      9.760   $      9.900
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.465   $      0.441   $      0.441   $      0.445   $      0.446
Net realized and unrealized gain (loss)                        0.283         (0.231)        (0.057)         0.542         (0.134)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.748   $      0.210   $      0.384   $      0.987   $      0.312
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.468)  $     (0.440)  $     (0.434)  $     (0.447)  $     (0.452)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.468)  $     (0.440)  $     (0.434)  $     (0.447)  $     (0.452)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.300   $     10.020   $     10.250   $     10.300   $      9.760
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 7.58%          2.06%          3.87%         10.39%          3.32%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     18,529   $     40,459   $     37,935   $     35,378   $     33,452
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.50%          1.48%          1.56%          1.49%          1.59%
   Expenses after custodian fee reduction(4)                    1.50%          1.46%          1.54%          1.44%          1.57%
   Net investment income                                        4.50%          4.33%          4.35%          4.84%          4.65%
Portfolio Turnover of the Portfolio                               59%            37%            15%            21%            12%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 4.32% to 4.35%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                TENNESSEE FUND -- CLASS A
                                                        ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)         2003        2002(1)(2)        2001          2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.790   $      9.910   $      9.920   $      9.480   $      9.460
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.462   $      0.469   $      0.479   $      0.484   $      0.482
Net realized and unrealized gain (loss)                        0.133         (0.111)        (0.011)         0.434          0.020
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.595   $      0.358   $      0.468   $      0.918   $      0.502
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.485)  $     (0.478)  $     (0.478)  $     (0.478)  $     (0.482)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.485)  $     (0.478)  $     (0.478)  $     (0.478)  $     (0.482)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      9.900   $      9.790   $      9.910   $      9.920   $      9.480
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 6.17%          3.65%          4.91%          9.94%          5.57%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     39,285   $      9,051   $      6,672   $      4,654   $      3,557
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.74%          0.74%          0.76%          0.76%          0.83%
   Expenses after custodian fee reduction(4)                    0.73%          0.71%          0.74%          0.72%          0.81%
   Net investment income                                        4.69%          4.72%          4.91%          5.03%          5.23%
Portfolio Turnover of the Portfolio                               20%            17%            19%            11%             9%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                TENNESSEE FUND -- CLASS B
                                                        ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)         2003        2002(1)(2)        2001          2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     10.660   $     10.800   $     10.800   $     10.320   $     10.280
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.429   $      0.433   $      0.444   $      0.451   $      0.452
Net realized and unrealized gain (loss)                        0.137         (0.133)        (0.004)         0.466          0.023
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.566   $      0.300   $      0.440   $      0.917   $      0.475
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.446)  $     (0.440)  $     (0.440)  $     (0.437)  $     (0.435)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.446)  $     (0.440)  $     (0.440)  $     (0.437)  $     (0.435)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.780   $     10.660   $     10.800   $     10.800   $     10.320
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 5.39%          2.79%          4.22%          9.09%          4.82%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     11,924   $     39,182   $     41,087   $     42,550   $     41,372
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.49%          1.49%          1.51%          1.51%          1.57%
   Expenses after custodian fee reduction(4)                    1.48%          1.46%          1.49%          1.47%          1.55%
   Net investment income                                        3.95%          3.99%          4.19%          4.30%          4.50%
Portfolio Turnover of the Portfolio                               20%            17%            19%            11%             9%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                VIRGINIA FUND -- CLASS A
                                                        ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)       2001(1)        2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.390   $      9.600   $      9.700   $      9.220   $      9.300
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.451   $      0.463   $      0.475   $      0.464   $      0.481
Net realized and unrealized gain (loss)                        0.202         (0.217)        (0.119)         0.492         (0.072)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.653   $      0.246   $      0.356   $      0.956   $      0.409
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.453)  $     (0.456)  $     (0.456)  $     (0.476)  $     (0.489)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.453)  $     (0.456)  $     (0.456)  $     (0.476)  $     (0.489)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      9.590   $      9.390   $      9.600   $      9.700   $      9.220
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 7.06%          2.58%          3.82%         10.66%          4.66%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     73,924   $      9,477   $      8,357   $      7,164   $      3,632
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.79%          0.81%          0.82%          0.84%          0.81%
   Expenses after custodian fee reduction(4)                    0.79%          0.80%          0.82%          0.82%          0.80%
   Net investment income                                        4.75%          4.83%          4.99%          4.89%          5.34%
Portfolio Turnover of the Portfolio                               14%            20%            33%            39%            23%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.98% to 4.99%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                VIRGINIA FUND -- CLASS B
                                                        ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)       2001(1)        2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     10.400   $     10.630   $     10.730   $     10.200   $     10.290
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.426   $      0.434   $      0.448   $      0.435   $      0.456
Net realized and unrealized gain (loss)                        0.204         (0.240)        (0.124)         0.545         (0.083)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.630   $      0.194   $      0.324   $      0.980   $      0.373
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.420)  $     (0.424)  $     (0.424)  $     (0.450)  $     (0.463)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.420)  $     (0.424)  $     (0.424)  $     (0.450)  $     (0.463)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.610   $     10.400   $     10.630   $     10.730   $     10.200
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 6.15%          1.81%          3.14%          9.86%          3.80%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     32,477   $    103,739   $    110,881   $    114,367   $    111,662
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.54%          1.56%          1.57%          1.60%          1.60%
   Expenses after custodian fee reduction(4)                    1.54%          1.55%          1.57%          1.58%          1.59%
   Net investment income                                        4.00%          4.09%          4.25%          4.19%          4.57%
Portfolio Turnover of the Portfolio                               14%            20%            33%            39%            23%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.24% to 4.25%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

EATON VANCE MUNICIPALS FUNDS as of August 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-eight Funds, twelve of which, each non-diversified, are included in these financial statements. They include Eaton Vance Alabama Municipals Fund (Alabama Fund), Eaton Vance Arkansas Municipals Fund (Arkansas Fund), Eaton Vance Georgia Municipals Fund (Georgia Fund), Eaton Vance Kentucky Municipals Fund (Kentucky Fund), Eaton Vance Louisiana Municipals Fund (Louisiana Fund), Eaton Vance Maryland Municipals Fund (Maryland Fund), Eaton Vance Missouri Municipals Fund (Missouri Fund), Eaton Vance North Carolina Municipals Fund (North Carolina Fund), Eaton Vance Oregon Municipals Fund (Oregon Fund), Eaton Vance South Carolina Municipals Fund (South Carolina Fund), Eaton Vance Tennessee Municipals Fund (Tennessee Fund) and Eaton Vance Virginia Municipals Fund (Virginia Fund), (collectively, the Funds). The Funds offer two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see
   Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Alabama Fund invests its assets in the Alabama Municipals Portfolio, the Arkansas Fund invests its assets in the Arkansas Municipals Portfolio, the Georgia Fund invests its assets in the Georgia Municipals Portfolio, the Kentucky Fund invests its assets in the Kentucky Municipals Portfolio, the Louisiana Fund invests its assets in the Louisiana Municipals Portfolio, the Maryland Fund invests its assets in the Maryland Municipals Portfolio, the Missouri Fund invests its assets in the Missouri Municipals Portfolio, the North Carolina Fund invests its assets in the North Carolina Municipals Portfolio, the Oregon Fund invests its assets in the Oregon Municipals Portfolio, the South Carolina Fund invests its assets in the South Carolina Municipals Portfolio, the Tennessee Fund invests its assets in the Tennessee Municipals Portfolio and the Virginia Fund invests its assets in the Virginia Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at August 31, 2004 for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

   C FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2004, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

   FUND                   AMOUNT         EXPIRES
   -----------------------------------------------------
   Alabama                $    94,556    August 31, 2005
                              272,583    August 31, 2008
                              136,447    August 31, 2010
                              405,357    August 31, 2011

   Arkansas                   251,575    August 31, 2005
                              336,826    August 31, 2009

   Georgia                     41,652    August 31, 2008
                              223,748    August 31, 2009
                              295,816    August 31, 2011
                              117,457    August 31, 2012

   Kentucky                   233,391    August 31, 2005
                              134,770    August 31, 2010
                            2,950,605    August 31, 2012

   Louisiana                  250,387    August 31, 2005
                              527,106    August 31, 2008
                              159,254    August 31, 2009
                              183,393    August 31, 2010
                              142,162    August 31, 2012

   Maryland                   290,437    August 31, 2012

   Missouri                   113,141    August 31, 2005
                              475,094    August 31, 2010
                              135,451    August 31, 2012

   North Carolina              73,745    August 31, 2005
                              595,722    August 31, 2012

   Oregon                     924,680    August 31, 2005
                              147,651    August 31, 2008
                               87,267    August 31, 2009

   South Carolina             183,416    August 31, 2005
                               25,336    August 31, 2007
                              155,263    August 31, 2008
                              347,930    August 31, 2010

   Tennessee                  246,996    August 31, 2005
                              156,823    August 31, 2012

   Virginia                   168,858    August 31,2009
                              730,517    August 31,2010
                            1,040,829    August 31,2012

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies that will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

   Additionally, at August 31, 2004, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, Oregon Fund, South Carolina Fund, Tennessee Fund, and Virginia Fund had net capital losses of $923,764, $935,874, $797,286, $96,341, $1,012,091, $625,587, $2,081,699, $649,949,
   $680,309, and $1,301,841 respectively, attributable to security transactions incurred after October 31, 2003. These are treated as arising on the first day of each Fund's taxable year ending August 31, 2005.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All credit balances used to reduce each Fund's custodian fees are reported as a reduction of operating expenses on the Statements of Operations.

   E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   G INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

   H OTHER -- Investment transactions are accounted for on a trade-date basis.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The net income of each Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

   The tax character of distributions paid for the years ended August 31, 2004 and August 31, 2003 was as follows:

   YEAR ENDED 8/31/04                ALABAMA        ARKANSAS         GEORGIA        KENTUCKY        LOUISIANA       MARYLAND
   ----------------------------------------------------------------------------------------------------------------------------
   Distributions declared from:
   Tax-exempt income              $   2,621,977   $   1,955,253   $   2,437,884   $   2,795,971   $   1,220,141   $   3,143,394
   Ordinary income                $      32,789   $       1,035   $          --   $         894   $       2,282   $          --
   Long-term capital gain         $          --   $          --   $          --   $          --   $          --   $     311,945

   YEAR ENDED 8/31/03                ALABAMA        ARKANSAS         GEORGIA        KENTUCKY        LOUISIANA       MARYLAND
   ----------------------------------------------------------------------------------------------------------------------------
   Distributions declared from:
   Tax-exempt income              $   2,684,841   $   1,891,303   $   2,374,512   $   2,794,277   $   1,214,074   $   3,312,513
   Ordinary income                $       9,972   $       6,577   $       4,280   $      15,194   $       2,625   $      17,787

                                                      NORTH                           SOUTH
   YEAR ENDED 8/31/04               MISSOURI        CAROLINA         OREGON         CAROLINA        TENNESSEE       VIRGINIA
   ----------------------------------------------------------------------------------------------------------------------------
   Distributions declared from:
   Tax-exempt income              $   2,791,772   $   3,535,745   $   3,900,440   $   2,584,616   $   2,188,883   $   4,741,051
   Ordinary income                $          --   $       8,035   $          --   $       1,908   $         229   $       3,623

                                                      NORTH                           SOUTH
   YEAR ENDED 8/31/03               MISSOURI        CAROLINA         OREGON         CAROLINA        TENNESSEE       VIRGINIA
   ----------------------------------------------------------------------------------------------------------------------------
   Distributions declared from:
   Tax-exempt income              $   2,620,604   $   3,735,871   $   3,732,618   $   2,159,695   $   2,047,021   $   4,731,710
   Ordinary income                $      26,053   $      70,629   $      16,402   $      13,385   $       3,253   $      41,760

   During the year ended August 31, 2004, the following amounts were reclassified due to differences between book and tax accounting for amortization and accretion on debt securities, market discount on disposal of securities, and capital losses:

                                     ALABAMA        ARKANSAS         GEORGIA        KENTUCKY        LOUISIANA       MARYLAND
   ----------------------------------------------------------------------------------------------------------------------------
   Increase (decrease):
     Paid in capital              $    (705,489)  $    (132,916)  $  (5,072,486)  $  (1,092,148)  $  (1,271,552)  $      (2,892)
   Accumulated net realized
     gain/(loss) on investments   $     684,859   $     140,694   $   5,083,971   $   1,120,958   $   1,300,368   $      12,587
   Accumulated undistributed
     income                       $      20,630   $      (7,778)  $     (11,485)  $     (28,810)  $     (28,816)  $      (9,695)

                                                      NORTH                           SOUTH
                                    MISSOURI        CAROLINA         OREGON         CAROLINA        TENNESSEE       VIRGINIA
   ----------------------------------------------------------------------------------------------------------------------------
   Increase (decrease):
     Paid in capital              $     (14,016)  $  (6,919,660)  $    (928,253)  $  (2,472,966)  $    (928,966)  $  (3,521,424)
   Accumulated net realized
     gain/(loss) on investments   $      44,813   $   6,968,291   $     969,334   $   2,479,866   $     933,808   $   3,572,016
   Accumulated undistributed
     income                       $     (30,797)  $     (48,631)  $     (41,081)  $      (6,900)  $      (4,842)  $     (50,592)

   These changes had no effect on the net assets or net asset value per share of the Funds.

   As of August 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                     ALABAMA        ARKANSAS         GEORGIA        KENTUCKY        LOUISIANA       MARYLAND
   ----------------------------------------------------------------------------------------------------------------------------
   Undistributed Income           $          --   $      31,856   $     155,486   $       8,672   $      90,198   $     396,671
   Capital loss carryforward      $    (908,943)  $    (588,401)  $    (678,673)  $  (3,318,766)  $  (1,262,302)  $    (290,437)
   Unrealized Gain                $   3,131,140   $   2,146,326   $   4,019,662   $   5,375,009   $   1,813,965   $     154,761
   Other temporary differences    $      28,286   $    (957,261)  $    (955,467)  $    (765,539)  $    (110,496)  $    (922,162)

                                                      NORTH                           SOUTH
                                    MISSOURI        CAROLINA         OREGON         CAROLINA        TENNESSEE       VIRGINIA
   ----------------------------------------------------------------------------------------------------------------------------
   Undistributed income           $     101,769   $      43,813   $     138,242   $      92,077   $      48,409   $     268,391
   Capital loss carryforward      $    (723,686)  $    (669,467)  $  (1,159,598)  $    (711,945)  $    (403,819)  $  (1,940,204)
   Unrealized Gain                $   4,841,820   $   5,220,021   $   3,310,304   $   2,576,084   $   3,671,505   $   8,856,812
   Other temporary differences    $    (644,556)  $     (60,238)  $  (2,170,999)  $    (668,339)  $    (697,357)  $  (1,305,290)

3  SHARES OF BENEFICIAL INTEREST

   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                              ALABAMA FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS A                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                 3,441,278       253,872
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               52,989        19,464
   Redemptions                                            (339,331)     (115,690)
   -----------------------------------------------------------------------------
   NET INCREASE                                          3,154,936       157,646
   -----------------------------------------------------------------------------

                                                              ALABAMA FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS B                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                   157,911       478,349
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               78,516        93,673
   Redemptions                                          (3,554,701)     (569,034)
   -----------------------------------------------------------------------------
   NET INCREASE (DECREASE)                              (3,318,274)        2,988
   -----------------------------------------------------------------------------

                                                             ARKANSAS FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS A                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                 2,597,036       260,820
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               58,548        12,384
   Redemptions                                            (268,210)      (38,863)
   -----------------------------------------------------------------------------
   NET INCREASE                                          2,387,374       234,341
   -----------------------------------------------------------------------------

                                                             ARKANSAS FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS B                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                    94,636       154,802
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               59,121        76,262
   Redemptions                                          (2,427,295)     (312,574)
   -----------------------------------------------------------------------------
   NET DECREASE                                         (2,273,538)      (81,510)
   -----------------------------------------------------------------------------

                                                              GEORGIA FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS A                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                 3,809,018       185,809
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               53,478         7,065
   Redemptions                                            (288,072)      (99,484)
   -----------------------------------------------------------------------------
   NET INCREASE                                          3,574,424        93,390
   -----------------------------------------------------------------------------

                                                              GEORGIA FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS B                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                   172,924       439,205
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               80,326        89,735
   Redemptions                                          (3,717,192)     (711,548)
   -----------------------------------------------------------------------------
   NET DECREASE                                         (3,463,942)     (182,608)
   -----------------------------------------------------------------------------

                                                              KENTUCKY FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS A                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                 4,934,148       181,905
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               62,001         7,336
   Redemptions                                            (383,648)      (58,976)
   -----------------------------------------------------------------------------
   NET INCREASE                                          4,612,501       130,265
   -----------------------------------------------------------------------------

                                                              KENTUCKY FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS B                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                   136,429       436,325
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               86,461       116,438
   Redemptions                                          (4,931,633)     (735,760)
   -----------------------------------------------------------------------------
   NET DECREASE                                         (4,708,743)     (182,997)
   -----------------------------------------------------------------------------

                                                             LOUISIANA FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS A                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                 1,312,424       110,097
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               26,514        16,826
   Redemptions                                            (158,435)     (100,628)
   -----------------------------------------------------------------------------
   NET INCREASE                                          1,180,503        26,295
   -----------------------------------------------------------------------------

                                                             LOUISIANA FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS B                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                    62,879       147,908
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               20,321        26,091
   Redemptions                                          (1,372,843)     (236,601)
   -----------------------------------------------------------------------------
   NET DECREASE                                         (1,289,643)      (62,602)
   -----------------------------------------------------------------------------

                                                             MARYLAND FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS A                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                 4,417,879       354,621
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               76,543        20,847
   Redemptions                                            (505,785)     (639,921)
   -----------------------------------------------------------------------------
   NET INCREASE (DECREASE)                               3,988,637      (264,453)
   -----------------------------------------------------------------------------

                                                              MARYLAND FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS B                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                   280,780       485,863
   Issued to shareholders electing to receive
     payments of distributions in Fund shares              139,162       130,013
   Redemptions                                          (4,757,956)     (851,414)
   -----------------------------------------------------------------------------
   NET DECREASE                                         (4,338,014)     (235,538)
   -----------------------------------------------------------------------------

                                                              MISSOURI FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS A                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                 3,915,910       227,719
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               77,114        21,825
   Redemptions                                            (328,237)     (135,437)
   -----------------------------------------------------------------------------
   NET INCREASE                                          3,664,787       114,107
   -----------------------------------------------------------------------------

                                                              MISSOURI FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS B                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                   124,164       318,793
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               89,328       103,698
   Redemptions                                          (3,618,793)     (553,142)
   -----------------------------------------------------------------------------
   NET DECREASE                                         (3,405,301)     (130,651)
   -----------------------------------------------------------------------------

                                                           NORTH CAROLINA FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS A                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                 6,049,954       250,128
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               92,621        27,368
   Redemptions                                            (574,670)     (215,969)
   -----------------------------------------------------------------------------
   NET INCREASE                                          5,567,905        61,527
   -----------------------------------------------------------------------------

                                                           NORTH CAROLINA FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS B                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                   119,959       455,090
   Issued to shareholders electing to receive
     payments of distributions in Fund shares 109,747      153,209
   Redemptions                                          (6,408,757)   (1,024,553)
   -----------------------------------------------------------------------------
   NET DECREASE                                         (6,179,051)     (416,254)
   -----------------------------------------------------------------------------

                                                              OREGON FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS A                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                 5,137,223       340,699
   Issued to shareholders electing to receive
     payments of distributions in Fund shares              101,583        25,706
   Redemptions                                            (411,750)     (116,645)
   -----------------------------------------------------------------------------
   NET INCREASE                                          4,827,056       249,760
   -----------------------------------------------------------------------------

                                                              OREGON FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS B                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                   221,149       567,056
   Issued to shareholders electing to receive
     payments of distributions in Fund shares              138,368       170,205
   Redemptions                                          (5,019,202)     (844,495)
   -----------------------------------------------------------------------------
   NET DECREASE                                         (4,659,685)     (107,234)
   -----------------------------------------------------------------------------

                                                           SOUTH CAROLINA FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS A                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                 2,812,465       442,811
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               64,664        19,527
   Redemptions                                            (449,714)     (249,315)
   -----------------------------------------------------------------------------
   NET INCREASE                                          2,427,415       213,023
   -----------------------------------------------------------------------------

                                                           SOUTH CAROLINA FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS B                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                   187,182       639,522
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               76,584        69,752
   Redemptions                                          (2,501,759)     (373,129)
   -----------------------------------------------------------------------------
   NET INCREASE (DECREASE)                              (2,237,993)      336,145
   -----------------------------------------------------------------------------

                                                             TENNESSEE FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS A                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                 3,425,997       462,924
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               60,910        23,252
   Redemptions                                            (445,480)     (234,372)
   -----------------------------------------------------------------------------
   NET INCREASE                                          3,041,427       251,804
   -----------------------------------------------------------------------------

                                                             TENNESSEE FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS B                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                   118,454       341,873
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               62,291        74,063
   Redemptions                                          (2,752,063)     (544,964)
   -----------------------------------------------------------------------------
   NET DECREASE                                         (2,571,318)     (129,028)
   -----------------------------------------------------------------------------

                                                              VIRGINIA FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS A                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                 7,267,037       212,727
   Issued to shareholders electing to receive
     payments of distributions in Fund shares              114,239        21,108
   Redemptions                                            (681,112)      (95,245)
   -----------------------------------------------------------------------------
   NET INCREASE                                          6,700,164       138,590
   -----------------------------------------------------------------------------

                                                              VIRGINIA FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS B                                                 2004          2003
   -----------------------------------------------------------------------------
   Sales                                                   223,390       559,358
   Issued to shareholders electing to receive
     payments of distributions in Fund shares              166,192       204,805
   Redemptions                                          (7,307,255)   (1,220,982)
   -----------------------------------------------------------------------------
   NET DECREASE                                         (6,917,673)     (456,819)
   -----------------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations. Except for Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Funds and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended August 31, 2004, EVM earned $2,333, $2,041, $2,323, $3,660, $905,
   $3,371, $3,024, $4,383, $3,657, $1,688, $2,181 and $5,197 in sub-transfer agent fees from Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $2,845, $4,133, $5,011, $2,686, $1,086, $2,588, $5,649, $1,695, $10,819, $5,191,
   $11,509 and $5,163 from the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2004.

5  DISTRIBUTION AND SERVICE PLANS

   Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plans) (collectively, the Plans). The Plans requires the Class B shares to pay EVD amounts not exceeding 1/365 of 0.75% of each Fund's daily net assets attributable to Class B for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD by Class B. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B shares and, accordingly, reduces each Fund's Class B net assets. For the year ended August 31, 2004, the Class B shares of the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund paid $303,800, $179,228, $268,851, $322,189, $128,416, $378,102, $251,952, $389,960, $392,760,
   $233,093, $204,705 and $549,120, respectively, to EVD, representing 0.75% of each Fund's Class B average daily net assets. At August 31, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and

   Virginia Fund were approximately $1,222,000, $959,000, $1,486,000,
   $1,164,000, $675,000, $2,985,000, $539,000, $1,516,000, $1,532,000,
   $1,187,000, $706,000 and $1,299,000, respectively.

   The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.20% of each Fund's average daily net assets for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the year ended August 31, 2004, Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund paid or accrued service fees to or payable to EVD in the amount of $46,056, $40,237, $38,172, $47,124,
   $21,761, $48,902, $46,489, $65,730, $60,479, $44,142, $43,526, and $79,684,
   respectively, for Class A shares, and $81,013, $47,794, $71,694, $85,917,
   $34,244, $100,827, $67,187, $103,989, $104,736, $62,158, $54,589 and
   $146,432, respectively, for Class B shares.

   Certain officers and Trustees of the Funds are officers or directors of EVD.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Plan (see Note 5). CDSC charges received on Class B redemptions when no Uncovered Distribution Charges exist for Class B will be credited to the Fund. EVD received approximately $67,000, $18,000, $44,000, $47,000, $33,000, $50,000, $31,000, $54,000, $57,000, $49,000, $34,000 and
   $96,000 of CDSC paid by Class B shareholders of Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, for the year ended August 31, 2004. EVD received approximately $11,000, $1,000, and $900 of CDSC paid by Class A shareholders of Maryland Fund, Tennessee Fund, and Virginia Fund and no CDSC paid by Class A shareholders of Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Missouri Fund, North Carolina Fund, Oregon Fund, and South Carolina Fund for the year ended August 31, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended August 31, 2004 were as follows:

   ALABAMA FUND
   --------------------------------------------------------------------
   Increases                                            $     4,455,097
   Decreases                                                 12,548,719

   ARKANSAS FUND
   --------------------------------------------------------------------
   Increases                                            $     3,374,987
   Decreases                                                  6,445,964

   GEORGIA FUND
   --------------------------------------------------------------------
   Increases                                            $     4,819,980
   Decreases                                                  8,814,638

   KENTUCKY FUND
   --------------------------------------------------------------------
   Increases                                            $     6,779,936
   Decreases                                                 14,422,445

   LOUISIANA FUND
   --------------------------------------------------------------------
   Increases                                            $     2,117,790
   Decreases                                                  5,394,458

   MARYLAND FUND
   --------------------------------------------------------------------
   Increases                                            $     5,514,247
   Decreases                                                 16,588,470

   MISSOURI FUND
   --------------------------------------------------------------------
   Increases                                            $     6,164,365
   Decreases                                                 10,215,971

   NORTH CAROLINA FUND
   --------------------------------------------------------------------
   Increases                                            $     6,843,532
   Decreases                                                 21,088,551

   OREGON FUND
   --------------------------------------------------------------------
   Increases                                            $     7,456,953
   Decreases                                                 14,736,542

   SOUTH CAROLINA FUND
   --------------------------------------------------------------------
   Increases                                            $     8,031,589
   Decreases                                                 10,044,447

   TENNESSEE FUND
   --------------------------------------------------------------------
   Increases                                            $     9,626,281
   Decreases                                                  9,924,146

   VIRGINIA FUND
   --------------------------------------------------------------------
   Increases                                            $    10,200,148
   Decreases                                                 24,464,529

8  SUBSEQUENT EVENT

   Each of the Funds invests its assets in a corresponding investment company (referred to as a Portfolio) that has the same investment objective and policies as each Fund. Effective September 24, 2004, each Fund began to invest its assets directly in securities. Each Fund's investment objective and other investment policies remain unchanged. In addition, Boston Management and Research, the investment adviser to the Portfolios, acts as investment adviser to each Fund. The investment advisory fee paid remains unchanged.

EATON VANCE MUNICIPALS FUNDS as of August 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND SHAREHOLDERS OF EATON VANCE MUNICIPALS TRUST:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund (the "Funds") (certain of the series of Eaton Vance Municipals Trust) (the "Trust") as of August 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 2004 and 2003 and the financial highlights for each of the years in the five year period ended August 31, 2004. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the aforementioned Funds of Eaton Vance Municipals Trust at August 31, 2004, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 21, 2004

EATON VANCE MUNICIPALS FUNDS as of August 31, 2004
FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2005 will show the tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Funds' fiscal year end regarding exempt-interest dividends and capital gains dividends.

EXEMPT-INTEREST DIVIDENDS -- The Funds designate the following amounts of dividends from net investment income as an exempt-interest dividend.

         Alabama Municipals Fund                 98.76%
         Arkansas Municipals Fund                99.95%
         Georgia Municipals Fund                100.00%
         Kentucky Municipals Fund                99.97%
         Louisiana Municipals Fund               99.81%
         Maryland Municipals Fund               100.00%
         Missouri Municipals Fund               100.00%
         North Carolina Municipals Fund          99.97%
         Oregon Municipals Fund                 100.00%
         South Carolina Municipals Fund          99.92%
         Tennessee Municipals Fund               99.99%
         Virginia Municipals Fund                99.92%

CAPITAL GAINS DIVIDENDS -- The Maryland Municipals Fund designates $311,945 as capital gain dividends.

ALABAMA MUNICIPALS PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.0%

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------
EDUCATION -- 2.5%

   $    1,500      Birmingham-Southern College Building Authority,
                   5.35%, 12/1/19                                                                    $     1,511,760
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,511,760
--------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 3.4%

   $    1,000      Puerto Rico Electric Power Authority, 5.125%, 7/1/29                              $     1,022,390
        1,000      Puerto Rico Electric Power Authority, 5.25%, 7/1/31                                     1,032,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,055,140
--------------------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 5.4%

   $    1,000      Marshall County, Healthcare Authority, (Boaz-Albertville
                   Medical Center), Prerefunded to 1/1/05,
                   7.00%, 1/1/20                                                                     $     1,037,930
        2,000      Tallassee IDB, (United Technologies), Prerefunded
                   to 8/1/06, 6.10%, 8/1/14                                                                2,198,520
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,236,450
--------------------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.3%

   $    1,125      Huntsville, 5.25%, 5/1/31                                                         $     1,179,236
          550      Puerto Rico, 0.00%, 7/1/15                                                                354,337
        1,000      Puerto Rico Public Buildings Authority, Commonwealth
                   Guaranteed, 5.25%, 7/1/29                                                               1,037,260
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,570,833
--------------------------------------------------------------------------------------------------------------------

HOSPITAL -- 7.2%

----------------------------------------------------------------------------------------------------------------------------
   $    1,000      Cullman Medical Clinic Board, (Cullman Regional
                   Medical Center), 6.50%, 2/15/23                                                   $     1,001,640
        1,250      Huntsville, Health Care Authority, 5.75%, 6/1/31                                        1,295,300
        1,000      Marshall County, Health Care Authority, 5.75%, 1/1/32                                   1,031,610
          910      Oneonta Eastern Healthcare Facility Financing
                   Authority, 7.75%, 7/1/21                                                                1,009,026
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     4,337,576
--------------------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 5.1%

   $    1,000      Courtland, Solid Waste Disposal, (Champion
                   International Corp.), (AMT), 6.70%, 11/1/29                                       $     1,070,790
          750      Phenix County, Industrial Development Board
                   Environmental Improvements, 6.10%, 5/15/30                                                785,070
        1,180      Puerto Rico Port Authority, (American Airlines), (AMT),
                   6.25%, 6/1/26                                                                             730,668
   $      500      Selma, Solid Waste Disposal, (International Paper),
                   (AMT), 6.00%, 12/1/17                                                             $       505,425
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,091,953
--------------------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 12.6%

   $      775      Alabama Agricultural and Mechanical University, (MBIA),
                   5.00%, 11/1/25                                                                    $       791,229
        1,500      Alabama State University, (MBIA), 5.25%, 3/1/33                                         1,564,125
          750      Auburn University, (MBIA), 5.00%, 6/1/26                                                  765,225
        7,500      University of South Alabama, (AMBAC), 0.00%, 11/15/16                                   4,483,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     7,604,079
--------------------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 0.3%

   $      165      Puerto Rico Electric Power Authority, (FSA),
                   Variable Rate, 7/1/29(1)(2)                                                       $       189,121
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $       189,121
--------------------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 5.2%

   $    1,310      Jefferson County, Sewer, (FGIC), Prerefunded to
                   2/1/09, 5.00%, 2/1/33                                                             $     1,444,589
        1,190      Jefferson County, Sewer, (FGIC), Prerefunded to
                   2/1/09, 5.00%, 2/1/33                                                                   1,318,032
          330      Puerto Rico Public Finance Corp., (AMBAC), Escrowed to
                   Maturity, 5.50%, 8/1/27                                                                   373,045
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,135,666
--------------------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 12.6%

   $    1,500      Etowah County, Board of Education, (FSA), 5.00%, 9/1/28                           $     1,528,080
        2,000      Gadsden, (AMBAC), 5.125%, 8/1/28                                                        2,074,060
        1,000      Homewood, (MBIA), 5.00%, 9/1/31                                                         1,016,810
          500      Madison, Warrants, (MBIA), 5.00%, 9/1/27                                                  508,495
          700      Puerto Rico, (FSA), Variable Rate, 7/1/27(1)(2)                                           902,804
        1,495      Tuscaloosa, (MBIA), 5.20%, 7/1/31                                                       1,554,247
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     7,584,496
--------------------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 9.4%

   $    3,000      Birmingham, Care Facility Financing Authority,
                   (Children's Hospital), (AMBAC), 5.00%, 6/1/32                                     $     3,033,570
        1,500      East Alabama, Health Care Authority, (MBIA),
                   5.00%, 9/1/27                                                                           1,523,670
        1,000      Huntsville, Health Care Authority, (MBIA), 5.40%, 6/1/22                                1,083,620
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     5,640,860
--------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------
INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 2.3%

   $      770      Puerto Rico Public Finance Corp., (AMBAC),
                   5.50%, 8/1/27                                                                     $       875,182
          400      Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/24(1)(2)                                                               513,104
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,388,286
--------------------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 2.0%

   $    1,825      Birmingham Jefferson, Civic Center Authority, (MBIA),
                   0.00%, 9/1/18                                                                     $       973,437
          250      Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)(3)                                                               260,993
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,234,430
--------------------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 3.7%

   $    1,000      Alabama State Docks Department, (MBIA), (AMT),
                   6.30%, 10/1/21(4)                                                                 $     1,094,670
          500      Huntsville-Madison County Airport, (AMT), (MBIA),
                   5.40%, 7/1/19                                                                             532,015
        1,000      Puerto Rico Highway and Transportation Authority,
                   (AMBAC), 0.00%, 7/1/16                                                                    625,840
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,252,525
--------------------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 21.1%

   $    2,000      Alabaster, Sewer, (MBIA), 5.00%, 4/1/29                                           $     2,041,920
        2,500      Birmingham, Waterworks and Sewer Board, (MBIA),
                   5.25%, 1/1/33                                                                           2,606,875
        1,000      Helena, Utilities Board Water and Sewer, (MBIA),
                   5.25%, 4/1/33                                                                           1,043,820
        1,000      Helena, Utilities Board Water and Sewer, (MBIA),
                   5.25%, 4/1/27                                                                           1,048,230
        1,000      Opelika, Water Works Board Utility, (FSA),
                   5.125%, 6/1/31                                                                          1,026,550
          500      Ozark, Utilities Board Water and Sewer, (AMBAC),
                   5.00%, 9/1/31                                                                             509,070
        3,075      Prichard Water and Sewer, (AMBAC), 6.125%, 11/15/14                                     3,165,436
        1,195      Warrior River, Water Authority, (FSA), 5.25%, 8/1/23                                    1,271,540
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $    12,713,441
--------------------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 0.9%

   $      500      Puerto Rico, (Guaynabo Municipal Government Center Lease),
                   5.625%, 7/1/22                                                                    $       519,605
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $       519,605
--------------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.0%
   (IDENTIFIED COST $55,808,214)                                                                     $    59,066,221
--------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.0%                                                               $     1,230,941
--------------------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                                 $    60,297,162
--------------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 70.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.7% to 30.7% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $1,866,022 or 3.1% of the Portfolio's net assets.

(3)  Security has been issued as an inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

ARKANSAS MUNICIPALS PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS
TAX-EXEMPT INVESTMENTS -- 98.9%

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------
EDUCATION -- 6.5%

   $    2,250      Conway, Public Facilities Board, (Hendrix College),
                   6.00%, 10/1/26                                                                    $     2,323,305
          500      University of Arkansas Student Fee, Phillips College,
                   5.00%, 9/1/17                                                                             511,875
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,835,180
--------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 4.2%

   $      550      Jefferson, Pollution Control, (Entergy Arkansas),
                   6.30%, 6/1/18                                                                     $       559,663
          500      Puerto Rico Electric Power Authority, 5.125%, 7/1/29                                      511,195
          750      Puerto Rico Electric Power Authority, 5.25%, 7/1/31                                       774,562
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,845,420
--------------------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 1.7%

   $      700      Arkansas State Student Loan Authority, (AMT),
                   Prerefunded to 6/1/06, 6.25%, 6/1/10                                              $       746,942
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $       746,942
--------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- 5.7%

   $    2,750      Arkansas State College Savings, 0.00%, 6/1/14                                     $     1,861,942
          250      Arkansas, (Federal Highway) Grant Anticipation
                   Tax Revenue, 5.00%, 8/1/14                                                                274,620
          350      Puerto Rico Public Buildings Authority, 5.00%, 7/1/36                                     353,444
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,490,006
--------------------------------------------------------------------------------------------------------------------

HOSPITAL -- 12.7%

   $      500      Arkansas Development Finance Authority, (Washington
                   Regional Medical Center), 7.375%, 2/1/29                                          $       544,710
          800      Arkansas Development Finance Authority, (White River
                   Medical Center), 5.60%, 6/1/24                                                            813,072
          750      Baxter County, Community Hospital District,
                   5.625%, 9/1/28                                                                            756,262
        1,000      Conway, Health Facilities Board, (Conway Regional
                   Medical Center), 6.40%, 8/1/29                                                          1,051,550
          250      North Little Rock, Health Facilities Board, (Baptist Health),
                   5.70%, 7/1/22                                                                             261,760
        1,250      Paragould, Hospital, (Methodist Hospital Corp.),
                   6.375%, 10/1/17                                                                         1,302,500
          785      Pulaski County, (Children's Hospital), 5.25%, 3/1/16                                      807,357
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     5,537,211
--------------------------------------------------------------------------------------------------------------------

HOUSING -- 4.8%

   $      500      Arkansas Development Finance Authority,
                   SFM, (GNMA), (AMT), 5.125%, 7/1/24                                                $       515,550
          250      Arkansas Development Finance Authority,
                   SFM, (GNMA), (AMT), 7.45%, 1/1/27                                                         253,917
          230      Arkansas Development Finance Authority,
                   SFM, (GNMA/FNMA), (AMT), 5.00%, 1/1/29                                                    230,683
          645      Arkansas Development Finance Authority,
                   SFM, (GNMA/FNMA), (AMT), 6.70%, 7/1/27(1)                                                 663,215
          470      North Little Rock, Residential Housing Facilities,
                   (Parkstone Place), 6.50%, 8/1/21                                                          435,699
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,099,064
--------------------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 10.2%

   $      400      Arkansas Development Finance Authority, Industrial
                   Facility Revenue, (Potlatch Corp.), (AMT),
                   7.75%, 8/1/25                                                                     $       442,976
        2,000      Baxter, (Aeroquip Corp.), 5.80%, 10/1/13                                                2,263,720
          750      Calhoun County, Solid Waste Disposal Revenue,
                   (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26                                           766,417
          250      Pine Bluff, Environmental Improvements Revenue,
                   (International Paper Co.), (AMT), 6.70%, 8/1/20                                           272,283
        1,150      Puerto Rico Port Authority, (American Airlines), (AMT),
                   6.25%, 6/1/26                                                                             712,092
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     4,457,488
--------------------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 4.2%

   $      310      Arkansas State University, (Consolidated Building System),
                   (AMBAC), 5.10%, 4/1/24                                                            $       321,064
          200      Arkansas State University, (Newport Campus), (AMBAC),
                   4.625%, 5/1/23                                                                            201,464
          750      University of Arkansas, (Fayetteville Campus), (FGIC),
                   5.00%, 12/1/32                                                                            762,413
          500      University of Central Arkansas, (AMBAC), 6.125%, 4/1/26                                   538,260
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,823,201
--------------------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 6.1%

   $      250      North Little Rock, Electric System, (MBIA),
                   6.50%, 7/1/10                                                                     $       296,568
        1,000      North Little Rock, Electric System, (MBIA),
                   6.50%, 7/1/15                                                                           1,223,710
          875      Puerto Rico Electric Power Authority, (FSA),
                   Variable Rate, 7/1/29(2)(3)                                                               960,278
          135      Puerto Rico Electric Power Authority, DRIVERS,
                   (FSA), Variable Rate, 7/1/29(3)(4)                                                        154,736
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,635,292
--------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------
INSURED-ESCROWED / PREREFUNDED -- 2.7%

   $      500      Harrison, Residential Housing Facility Board, Single
                   Family Mortgage, (FGIC), Escrowed to Maturity,
                   7.40%, 9/1/11                                                                     $       620,560
          500      Rogers, School District, (AMBAC), Prerefunded to
                   8/1/07, 5.00%, 2/1/27                                                                     541,620
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,162,180
--------------------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 4.5%

   $      500      Arkansas State College Savings, (FGIC), 0.00%, 6/1/17                             $       289,215
          500      Little Rock, School District, (FSA), 5.25%, 2/1/33                                        517,160
          500      Puerto Rico, (FGIC), Variable Rate, 7/1/32(3)(4)                                          679,640
          160      Puerto Rico, (MBIA), Variable Rate, 7/1/20(3)(4)                                          241,662
          250      Springdale, School District, (AMBAC), 4.50%, 6/1/24                                       249,498
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,977,175
--------------------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 9.4%

   $      500      Arkansas Development Finance Authority, (Public Health
                   Laboratory), (AMBAC), 3.90%, 12/1/24                                              $       497,550
          500      Arkansas Development Finance Authority, (Public Health
                   Laboratory), (AMBAC), 5.00%, 12/1/18                                                      535,715
        2,000      Jonesboro, Residential Housing and Health Care Facilities
                   Board Hospital, (Saint Bernard Regional Medical Center),
                   (AMBAC), 5.90%, 7/1/16                                                                  2,167,880
          400      Saline County, Retirement Housing and Healthcare Facilities
                   Board, (Evan Lutheran Good Samaritan), (AMBAC),
                   5.80%, 5/1/11                                                                             419,780
          475      Saline County, Retirement Housing and Healthcare Facilities
                   Board, (Evan Lutheran Good Samaritan), (AMBAC),
                   6.00%, 6/1/18                                                                             481,346
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     4,102,271
--------------------------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 2.3%

   $      500      Arkansas State University, (Housing System), (FGIC),
                   4.75%, 3/1/24                                                                     $       507,065
          500      Arkansas State University, (Housing System), (FGIC),
                   5.00%, 3/1/34                                                                             509,585
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,016,650
--------------------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 3.1%

   $    1,000      Arkansas Development Finance Authority, SFM,
                   (Donaghey Plaza), (FSA), 5.00%, 6/1/29                                            $     1,021,210
          240      Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/24(3)(4)                                                               307,862
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,329,072
--------------------------------------------------------------------------------------------------------------------

INSURED-OTHER REVENUE -- 1.2%

   $      500      Arkansas Development Finance Authority, (MT Magazine),
                   (FSA), 5.00%, 1/1/20                                                              $       530,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $       530,000
--------------------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 0.5%

   $      200      Puerto Rico Highway and Transportation Authority, (FSA),
                   Variable Rate, 7/1/32(3)(4)                                                       $       215,402
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $       215,402
--------------------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 7.3%

   $      500      Arkansas Community Water System, Public Water Authority,
                   (MBIA), 5.00%, 10/1/42                                                            $       505,780
          665      Arkansas Community Water System, Public Water Authority,
                   (MBIA), 5.00%, 10/1/33                                                                    676,697
          500      Conway, Water Revenue, (FGIC), 5.125%, 12/1/23                                            523,110
        1,395      Fort Smith, Water and Sewer, (FSA), 5.00%, 10/1/23                                      1,450,884
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,156,471
--------------------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 5.7%

   $    2,000      Little Rock, Hotel and Restaurant Gross Receipts Tax,
                   7.375%, 8/1/15                                                                    $     2,484,720
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,484,720
--------------------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 3.0%

   $      500      Northwest Arkansas Regional Airport Authority, (AMT),
                   5.00%, 2/1/18                                                                     $       507,530
          750      Northwest Arkansas Regional Airport Authority, (AMT),
                   7.625%, 2/1/27                                                                            798,510
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,306,040
--------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------
WATER AND SEWER -- 3.1%

   $    1,000      Arkansas Development Finance Authority, (Waste Water
                   System), 5.00%, 6/1/22(1)                                                         $     1,035,410
          250      Arkansas Development Finance Authority, (Waste Water
                   System), 5.50%, 12/1/19                                                                   289,223
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,324,633
--------------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.9%
   (IDENTIFIED COST $40,841,005)                                                                     $    43,074,418
--------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.1%                                                               $       479,708
--------------------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                                 $    43,554,126
--------------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 41.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 6.8% to 14.5% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as an inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $2,559,580 or 5.9% of the Portfolio's net assets.

(4)  Security has been issued as a leveraged inverse floater bond.

                        See notes to financial statements

GEORGIA MUNICIPALS PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.3%

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------
EDUCATION -- 2.8%

   $    1,500      Fulton County, Development Authority, (Georgia
                   Technology Foundation), 5.00%, 11/1/31                                            $     1,527,135
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,527,135
--------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 4.3%

   $    1,000      Georgia Municipal Electric Power Authority, 0.00%, 1/1/12                         $       688,510
        1,000      Georgia Municipal Electric Power Authority, 8.25%, 1/1/11                               1,272,420
          665      Puerto Rico Electric Power Authority, 0.00%, 7/1/17                                       395,522
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,356,452
--------------------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 2.9%

   $      800      Forsyth County, Hospital Authority, (Georgia Baptist
                   Health Care System), Escrowed to Maturity,
                   6.375%, 10/1/28                                                                   $     1,008,960
          500      Fulton County, Residential Elderly Care Facility Authority,
                   (Canterbury Court), Prerefunded to 10/1/09,
                   6.30%, 10/1/24                                                                            588,045
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,597,005
--------------------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 3.9%

   $      300      Alpharetta, 6.50%, 5/1/10                                                         $       346,899
          500      Georgia State, 6.30%, 3/1/08                                                              565,590
        1,000      Puerto Rico Aqueduct and Sewer Authority, 6.25%, 7/1/12                                 1,183,920
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,096,409
--------------------------------------------------------------------------------------------------------------------

HOSPITAL -- 2.7%

   $      500      Baldwin County, Hospital Authority, (Oconee Regional
                   Medical Center), 5.375%, 12/1/28                                                  $       431,535
        1,000      Gainesville and Hall County, Hospital Authority, (Northeast
                   Georgia Health System, Inc.), 5.50%, 5/15/31                                            1,019,270
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,450,805
--------------------------------------------------------------------------------------------------------------------

HOUSING -- 5.1%

   $      200      Atlanta Urban Residential Finance Authority,
                   (New Community John Hope), (AMT), 7.25%, 6/1/07                                   $       200,902
          770      Georgia Housing Finance Authority, (AMT),
                   5.85%, 12/1/28                                                                            796,542
          600      Georgia Private Colleges and Universities Authority,
                   Student Housing Revenue, (Mercer Housing Corp.),
                   6.00%, 6/1/31                                                                             615,810
   $      500      Milledgeville & Baldwin County, Development Authority,
                   (Georgia College and State University Funding),
                   5.625%, 9/1/30                                                                    $       513,845
          595      Multifamily Housing Pass Through Certificates
                   (Laurenceville), (AMT), 6.00%, 11/1/33                                                    617,658
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,744,757
--------------------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 13.6%

   $    2,000      Albany Dougherty, Payroll Development Authority,
                   Solid Waste Disposal, (Proctor and Gamble), (AMT),
                   5.20%, 5/15/28(1)                                                                 $     2,079,700
          700      Cartersville, Development Authority, (Anheuser-Busch),
                   (AMT), 5.95%, 2/1/32                                                                      733,817
        1,000      Cartersville, Development Authority, (Anheuser-Busch),
                   (AMT), 7.375%, 5/1/09                                                                   1,177,790
          750      Effingham County, Solid Waste Disposal, (Fort James),
                   (AMT), 5.625%, 7/1/18                                                                     730,612
        1,250      Puerto Rico Port Authority, (American Airlines), (AMT),
                   6.25%, 6/1/26                                                                             774,012
          968      Savannah EDA, (Intercat-Savannah, Inc.), (AMT),
                   9.00%, 1/1/15                                                                             898,467
        1,000      Vienna Water and Sewer, (Cargill), (AMT),
                   6.00%, 9/1/14                                                                           1,011,450
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     7,405,848
--------------------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 5.6%

   $    1,500      Fulton County, Development Authority, (Tuff Morehouse),
                   (AMBAC), 5.00%, 2/1/34                                                            $     1,527,285
        1,500      Georgia Private Colleges and Universities Authority,
                   (Agnes Scott College), (MBIA), 4.75%, 6/1/28                                            1,501,785
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,029,070
--------------------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 6.6%

   $    3,100      Georgia Municipal Electric Power Authority, (MBIA),
                   5.50%, 1/1/20                                                                     $     3,569,526
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,569,526
--------------------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 5.9%

   $    1,500      Atlanta Airport, (FGIC), Prerefunded to 1/1/10,
                   5.60%, 1/1/30                                                                     $     1,716,000
        1,320      Atlanta, Water and Sewer, (FGIC), Prerefunded to
                   5/1/09, 5.00%, 11/1/38                                                                  1,467,880
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,183,880
--------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS -- 2.6%

   $      900      Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                                   $     1,160,748
          160      Puerto Rico, (MBIA), Variable Rate, 7/1/20(2)(3)                                          241,662
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,402,410
--------------------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.8%

   $    1,000      Henry County, Hospital Authority Revenue, (Henry Medical
                   Center, Inc.), (AMBAC), 6.00%, 7/1/29                                             $     1,114,850
          400      Medical Center Hospital Authority, (Columbus Regional
                   Healthcare System), (MBIA), Variable Rate, 8/1/10(3)(4)                                   415,424
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,530,274
--------------------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 3.2%

   $    1,000      Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/26(3)(4)                                                       $     1,210,100
          400      Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/24(2)(3)                                                               513,104
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,723,204
--------------------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 3.4%

   $    1,000      George L. Smith, (Georgia World Congress Center-Domed
                   Stadium), (MBIA), (AMT), 5.50%, 7/1/20                                            $     1,081,760
          700      Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)(3)                                                               746,172
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,827,932
--------------------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 9.9%

   $    1,000      Metropolitan Atlanta Rapid Transit Authority, (AMBAC),
                   6.25%, 7/1/11                                                                     $     1,177,360
        1,000      Metropolitan Atlanta Rapid Transit Authority, (AMBAC),
                   6.25%, 7/1/20                                                                           1,224,150
        1,500      Metropolitan Atlanta Rapid Transit Authority, (MBIA),
                   Variable Rate, 7/1/20(3)(4)                                                             1,711,350
          750      Puerto Rico Highway and Transportation Authority, (AMBAC),
                   0.00%, 7/1/18                                                                             424,905
          300      Puerto Rico Highway and Transportation Authority, (MBIA),
                   5.00%, 7/1/36                                                                             309,897
          500      Puerto Rico Highway and Transportation Authority, (MBIA),
                   Variable Rate, 7/1/36(2)(3)                                                               549,485
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     5,397,147
--------------------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 10.8%

   $    1,180      Atlanta, Water and Sewer, (FGIC), 5.00%, 11/1/38                                  $     1,194,927
          500      Atlanta, Water and Wastewater, (MBIA), 5.00%, 11/1/39                                     506,575
        2,000      Augusta, Water and Sewer, (FSA), 5.00%, 10/1/32                                         2,039,620
   $      500      Augusta, Water and Sewer, (FSA), 5.25%, 10/1/30                                   $       523,930
        1,000      Henry County, Water and Sewer Authority, (FGIC),
                   5.625%, 2/1/30                                                                          1,087,280
          500      South Fulton, Water & Sewer Authority, (MBIA),
                   5.00%, 1/1/33                                                                             509,350
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     5,861,682
--------------------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 3.6%

   $    2,300      Fulton County, Building Authority, Judicial Center,
                   0.00%, 1/1/10                                                                     $     1,933,633
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,933,633
--------------------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.0%

   $    1,385      De Kalb County, Private Hospital Authority, (Atlanta, Inc.),
                   8.50%, 3/1/25(5)                                                                  $       561,202
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $       561,202
--------------------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 7.6%

   $    1,000      De Kalb County, Water and Sewer, 5.00%, 10/1/28                                   $     1,016,470
        1,000      De Kalb County, Water and Sewer, 5.125%, 10/1/31                                        1,026,470
        1,000      Forsyth County, Water and Sewer Authority,
                   5.00%, 4/1/32                                                                           1,020,380
        1,000      Gwinnett County, Water and Sewer Authority,
                   5.25%, 8/1/24                                                                           1,055,920
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     4,119,240
--------------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.3%
   (IDENTIFIED COST $49,287,477)                                                                     $    53,317,611
--------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.7%                                                               $       947,087
--------------------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                                 $    54,264,698
--------------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 51.6% of the

                        See notes to financial statements
securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 7.0% to 19.5% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as a leveraged inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $6,548,045 or 12.1% of the Portfolio's net assets.

(4)  Security has been issued as an inverse floater bond.

(5)  The Portfolio is accruing only partial interest on this security.

                        See notes to financial statements

KENTUCKY MUNICIPALS PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.4%

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 4.9%

   $    3,500      Puerto Rico Electric Power Authority, 0.00%, 7/1/17                               $     2,081,695
        1,000      Puerto Rico Electric Power Authority, 5.125%, 7/1/29                                    1,022,390
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,104,085
--------------------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 5.3%

   $    1,000      Elsmmere, (Courtaulds Pkg, Inc.), Prerefunded to 4/1/05,
                   6.75%, 4/1/10                                                                     $     1,049,610
        1,200      Florence, Housing Facilities, (Blue Grass Housing),
                   Prerefunded to 7/1/07, 7.625%, 5/1/27                                                   1,390,416
          545      Russell, Health Systems, Prerefunded to 7/1/06,
                   8.10%, 7/1/15                                                                             617,207
          305      Russell, Health Systems, Prerefunded to 7/1/06,
                   8.10%, 7/1/15                                                                             339,184
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,396,417
--------------------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.5%

   $    1,465      Bowling Green, 5.30%, 6/1/19                                                      $     1,605,479
        1,000      Lexington-Fayette Urban County, (County Detention Center),
                   4.75%, 5/1/20                                                                           1,031,490
          250      Lexington-Fayette Urban County, (County Detention Center),
                   4.75%, 5/1/24                                                                             252,332
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,889,301
--------------------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 14.1%

   $    2,000      Ashland, Solid Waste Disposal, (Ashland Oil), (AMT),
                   7.125%, 2/1/22                                                                    $     2,063,140
        1,500      Hancock County, (Southwire Co.), (AMT),
                   7.75%, 7/1/25                                                                           1,504,755
        1,000      Jefferson County, Pollution Control, (E.I. du Pont de Nemours),
                   6.30%, 7/1/12                                                                           1,028,630
          600      Kenton County Airport, (Delta Airlines), (AMT),
                   6.125%, 2/1/22                                                                            363,978
          250      Kenton County Airport, (Delta Airlines), (AMT),
                   7.50%, 2/1/12                                                                             174,820
        1,500      Perry County, Solid Waste Disposal, (TJI International),
                   (AMT), 6.80%, 5/1/26                                                                    1,559,610
          475      Powderly, (KMart Corp.), 6.90%, 3/1/07                                                    464,954
        1,820      Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT),
                   6.375%, 4/1/26                                                                          1,862,151
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     9,022,038
--------------------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 5.1%

   $    2,000      Lexington-Fayette Urban County, (University of Kentucky,
                   Alumni Association, Inc.), (MBIA), 5.00%, 11/1/18                                 $     2,138,280
        1,000      University of Kentucky, University Consolidated Revenue,
                   (FGIC), 5.00%, 5/1/19                                                                   1,109,800
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,248,080
--------------------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 3.2%

   $    2,000      Louisville and Jefferson County, Metropolitan Sewer District
                   and Drainage System, (AMBAC), Prerefunded to 11/15/04,
                   6.75%, 5/15/25                                                                    $     2,062,340
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,062,340
--------------------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 2.8%

   $      350      Puerto Rico, (FSA), Variable Rate, 7/1/27(1)(2)                                   $       451,402
          200      Puerto Rico, (MBIA), Variable Rate, 7/1/20(1)(2)                                          302,078
        1,000      Warren County, (Judicial Office Building and Parks),
                   (AMBAC), 5.20%, 9/1/29                                                                  1,037,950
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,791,430
--------------------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 7.0%

   $      850      Jefferson County, Health Facilities Authority,
                   (University Medical Center), (MBIA), 5.25%, 7/1/22                                $       900,218
       11,775      Kentucky EDA, (Norton Healthcare, Inc.), (MBIA),
                   0.00%, 10/1/27                                                                          3,566,294
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     4,466,512
--------------------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 11.3%

   $    1,350      Hardin County, School District Finance Corp.,
                   School Building, (FSA), 4.75%, 7/1/21                                             $     1,395,684
        1,000      Kentucky Property and Buildings Commission, (FSA),
                   5.00%, 8/1/21                                                                           1,044,200
        1,000      Letcher County, School District Finance Corp., School Building,
                   (FSA), 5.00%, 6/1/26                                                                    1,029,090
        1,000      Louisville, Parking Authority, (MBIA), 5.00%, 6/1/32                                    1,017,990
        1,000      Puerto Rico Public Building Authority, (AMBAC),
                   5.50%, 7/1/21                                                                           1,165,630
        1,000      Puerto Rico Public Building Authority, (XLCA),
                   5.50%, 7/1/21                                                                           1,159,000
          300      Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/24(1)(2)                                                               384,828
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     7,196,422
--------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------
INSURED-SPECIAL TAX REVENUE -- 2.0%

   $      250      Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)(3)                                                       $       260,993
        1,000      Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   5.00%, 7/1/28                                                                           1,021,990
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,282,983
--------------------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 18.3%

   $    3,000      Kenton County Airport, (MBIA), (AMT), 6.30%, 3/1/15(4)                            $     3,307,410
        1,195      Kenton County Airport, (MBIA), (AMT), 6.45%, 3/1/15                                     1,348,235
        1,000      Kentucky EDA, (State Turnpike Revitalization), (FGIC),
                   0.00%, 1/1/10                                                                             841,150
        1,000      Louisville and Jefferson County, Regional Airport Authority,
                   (MBIA), (AMT), 5.00%, 7/1/18                                                            1,030,610
          750      Louisville and Jefferson County, Regional Airport Authority,
                   (MBIA), (AMT), 5.00%, 7/1/25                                                              756,555
        5,000      Puerto Rico Highway and Transportation Authority, (AMBAC),
                   0.00%, 7/1/18                                                                           2,832,700
        1,500      Puerto Rico Highway and Transportation Authority, (AMBAC),
                   5.00%, 7/1/28                                                                           1,535,700
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $    11,652,360
--------------------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 5.6%

   $    1,500      Boone-Florence Water Commission, Water Supply System,
                   (FGIC), 5.00%, 12/1/27                                                            $     1,538,775
        1,000      Campbell and Kenton County, District No. 1, (FSA),
                   5.00%, 8/1/31                                                                           1,018,610
        1,000      Louisville and Jefferson County, Metropolitan Sewer District
                   and Drainage System, (FGIC), 5.00%, 5/15/30                                             1,014,540
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,571,925
--------------------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 9.2%

   $    1,000      Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/12                        $       733,670
        4,990      Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15                              3,107,523
        2,000      Owensboro County, Airport Lease, (AMT), 5.875%, 6/1/15                                  2,054,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     5,895,193
--------------------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 5.1%

   $    3,000      Kenton County, (Highland Terrace), (AMT), FHA,
                   6.95%, 12/1/26                                                                    $     3,226,320
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,226,320
--------------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.4%
   (IDENTIFIED COST $57,200,522)                                                                     $    62,805,406
--------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.6%                                                               $     1,045,111
--------------------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                                 $    63,850,517
--------------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 56.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 22.9% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $1,399,301 or 2.2% of the Portfolio's net assets.

(3)  Security has been issued as an inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

LOUISIANA MUNICIPALS PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                           VALUE
------------------------------------------------------------------------------------------------
HOSPITAL -- 4.1%

$            595   Louisiana Public Facilities Authority, (General Health Systems),
                   6.80%, 11/1/16                                                 $      606,121
             500   Louisiana Public Facilities Authority, (Tuoro Infirmary),
                   5.625%, 8/15/29                                                       504,260
------------------------------------------------------------------------------------------------
                                                                                  $    1,110,381
------------------------------------------------------------------------------------------------

HOUSING -- 5.8%

$            190   Louisiana HFA, Single Family, (GNMA), (AMT),
                   8.00%, 3/1/25                                                  $      191,260
             985   Louisiana HFA, Single Family, (GNMA/FNMA),
                   0.00%, 6/1/27                                                         286,950
             390   Louisiana Public Facilities Authority, (Eden Point),
                   6.25%, 3/1/34                                                         345,142
             755   New Orleans Home Mortgage Authority, Single Family,
                   (GNMA/FNMA), (AMT), 6.30%, 6/1/28                                     774,607
------------------------------------------------------------------------------------------------
                                                                                  $    1,597,959
------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 5.6%

$            475   Louisiana Environmental Facilities and Community
                   Development Authority, (Senior-Air Cargo), (AMT),
                   6.65%, 1/1/25                                                  $      491,411
             500   Saint Bernard Parish, (Mobil Oil), 5.90%, 11/1/26                     521,935
             500   South Louisiana Port Commission, (Cargill), 5.85%, 4/1/17             528,365
------------------------------------------------------------------------------------------------
                                                                                  $    1,541,711
------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 16.7%

$            500   Lafayette Public Trust Financing Authority,
                   (Ragin Cajun Facility, Inc.), (MBIA), 5.00%, 10/1/32           $      509,020
             500   Louisiana Environmental Facilities and Community
                   Development Authority, (Louisiana State University
                   Student Housing), (MBIA), 4.75%, 8/1/28                               494,205
           1,000   Louisiana Public Facilities Authority, (Dillard University),
                   (AMBAC), 5.30%, 8/1/26                                              1,049,690
             750   Louisiana Public Facilities Authority, (Tulane University),
                   (AMBAC), 5.00%, 7/1/32                                                762,097
             500   Louisiana Public Facilities Authority, (Tulane University),
                   (AMBAC), 5.00%, 2/15/26                                               509,175
           1,200   New Orleans, Finance Authority, (Xavier University),
                   (MBIA), 5.30%, 6/1/32                                               1,252,560
------------------------------------------------------------------------------------------------
                                                                                  $    4,576,747
------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 3.9%

$          1,750   Puerto Rico Electric Power Authority, (MBIA),
                   0.00%, 7/1/17                                                  $    1,051,365
------------------------------------------------------------------------------------------------
                                                                                  $    1,051,365
------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 6.8%

$          2,475   Jefferson Parish, Home Mortgage Authority, Single Family,
                   (FGIC), Escrowed to Maturity, 0.00%, 5/1/17(1)                 $    1,399,860
             335   Puerto Rico, (FGIC), Prerefunded to 7/1/12,
                   Variable Rate, 7/1/32(2)(3)                                           455,359
------------------------------------------------------------------------------------------------
                                                                                  $    1,855,219
------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 11.9%

$            250   Calcasieu Parish, School District, (FGIC), 5.25%, 5/1/20       $      271,362
             500   Louisiana, (FGIC), 5.00%, 11/15/20                                    530,255
           2,250   New Orleans, (AMBAC), 0.00%, 9/1/15                                 1,400,017
             800   New Orleans, (AMBAC), 0.00%, 9/1/16                                   470,648
             300   Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                       386,916
             120   Puerto Rico, (MBIA), Variable Rate, 7/1/20(2)(3)                      181,247
------------------------------------------------------------------------------------------------
                                                                                  $    3,240,445
------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.9%

$            750   Terrebonne Parish, Hospital Service District No. 1,
                   (Terrebonne General Medical Center), (AMBAC),
                   5.50%, 4/1/33                                                  $      796,432
------------------------------------------------------------------------------------------------
                                                                                  $      796,432
------------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 4.6%

$          1,250   Louisiana Environmental Facilities and Community
                   Development Authority, (BRCC Facility Corp.), (MBIA),
                   5.00%, 12/1/32                                                 $    1,268,987
------------------------------------------------------------------------------------------------
                                                                                  $    1,268,987
------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 4.6%

$            500   Calcasieu Parish Public Trust Authority Student Lease,
                   (McNeese Student Housing), (MBIA), 5.25%, 5/1/33               $      519,945
             500   Louisiana Environmental Facilities and Community
                   Development Authority, (Jefferson Parking Garage),
                   (AMBAC), 5.00%, 9/1/31                                                506,925
             180   Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/24(2)(3)                                           230,897
------------------------------------------------------------------------------------------------
                                                                                  $    1,257,767
------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                           VALUE
------------------------------------------------------------------------------------------------
INSURED-OTHER REVENUE -- 4.6%

$            500   Louisiana Environmental Facilities and Community
                   Development Authority, (Capital and Equipment Acquisition),
                   (AMBAC), 4.50%, 12/1/18                                        $      519,475
             700   Louisiana Environmental Facilities and Community
                   Development Authority, (Parking Facility Corp. Garage),
                   (AMBAC), 5.375%, 10/1/31                                              732,662
------------------------------------------------------------------------------------------------
                                                                                  $    1,252,137
------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 10.5%

$            750   Jefferson, District Sales Tax and Sales Tax Revenue,
                   (AMBAC), 5.25%, 12/1/22                                        $      802,493
           1,000   Louisiana Gas and Fuels Tax, (AMBAC), 5.00%, 6/1/32                 1,016,040
             650   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(3)(4)                                           678,581
             350   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)(3)                                           373,086
------------------------------------------------------------------------------------------------
                                                                                  $    2,870,200
------------------------------------------------------------------------------------------------

OTHER REVENUE -- 4.7%

$            350   Puerto Rico Infrastructure Financing Authority,
                   Variable Rate, 10/1/32(2)(3)                                   $      435,131
           1,000   Tobacco Settlement Financing Corp., 5.875%, 5/15/39                   842,110
------------------------------------------------------------------------------------------------
                                                                                  $    1,277,241
------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 4.7%

$            500   Louisiana HFA, (Saint Dominic Assisted Care Facility),
                   (GNMA), 6.85%, 9/1/25                                          $      524,675
             750   Louisiana PFA, (Glen Retirement System), 6.70%, 12/1/25               766,133
------------------------------------------------------------------------------------------------
                                                                                  $    1,290,808
------------------------------------------------------------------------------------------------

TRANSPORTATION -- 7.4%

$          1,000   Louisiana Offshore Terminal Authority, Deepwater
                   Port Revenue, (Loop, LLC), 5.20%, 10/1/18                      $    1,035,160
           1,000   Puerto Rico Highway and Transportation Authority,
                   4.75%, 7/1/38                                                         988,310
------------------------------------------------------------------------------------------------
                                                                                  $    2,023,470
------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.8%
     (IDENTIFIED COST $25,373,561)                                                $   27,010,869
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.2%                                            $      339,602
------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $   27,350,471
------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 67.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 36.5% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as a leveraged inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $2,741,217 or 10.0% of the Portfolio's net assets.

(4)  Security has been issued as an inverse floater bond.

                        See notes to financial statements

MARYLAND MUNICIPALS PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                           VALUE
------------------------------------------------------------------------------------------------
COGENERATION -- 1.8%

$          1,250   Maryland Energy Cogeneration, (AES Warrior Run), (AMT),
                   7.40%, 9/1/19                                                  $    1,280,600
------------------------------------------------------------------------------------------------
                                                                                  $    1,280,600
------------------------------------------------------------------------------------------------

EDUCATION -- 8.9%

$          4,000   Maryland HEFA, (Johns Hopkins University),
                   5.00%, 7/1/32(1)                                               $    4,082,880
           1,300   Maryland HEFA, (Maryland Institute College of Art),
                   5.50%, 6/1/32                                                       1,335,620
             500   Maryland HEFA, (Maryland Institute College of Art),
                   5.50%, 6/1/21                                                         524,785
             425   Westminster, Educational Facilities, (McDaniel College),
                   5.50%, 4/1/27                                                         439,684
------------------------------------------------------------------------------------------------
                                                                                  $    6,382,969
------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 5.3%

$          1,500   Calvert, PCR, (Baltimore Gas and Electric),
                   5.55%, 7/15/14                                                 $    1,531,860
           2,225   Prince George's County, PCR, (Potomac Electric),
                   6.375%, 1/15/23                                                     2,243,556
------------------------------------------------------------------------------------------------
                                                                                  $    3,775,416
------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 8.5%

$          1,125   Baltimore, SFMR, (Inner Harbor), Escrowed to Maturity,
                   8.00%, 12/1/10                                                 $    1,435,379
           4,000   Maryland HEFA, (Johns Hopkins University), Prerefunded to
                   7/1/09, 6.00%, 7/1/39                                               4,634,280
------------------------------------------------------------------------------------------------
                                                                                  $    6,069,659
------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.7%

$          1,500   Anne Arundel County, 5.00%, 3/1/16                             $    1,637,115
           1,000   Montgomery County, 5.25%, 10/1/19                                   1,090,750
           1,100   Puerto Rico, 0.00%, 7/1/16                                            673,420
------------------------------------------------------------------------------------------------
                                                                                  $    3,401,285
------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 1.9%

$          1,305   Baltimore County, Economic Development Revenue,
                   (Revisions, Inc.), 8.50%, 8/15/25                              $    1,350,022
------------------------------------------------------------------------------------------------
                                                                                  $    1,350,022
------------------------------------------------------------------------------------------------

HOSPITAL -- 8.7%

$          1,000   Maryland HEFA, (Calvert Health System), 5.50%, 7/1/36          $    1,019,630
           2,000   Maryland HEFA, (Johns Hopkins Hospital),
                   5.125%, 11/15/34                                                    2,034,500
           1,000   Maryland HEFA, (Lifebridge Health), 5.125%, 7/1/34                  1,008,700
             800   Maryland HEFA, (University of Maryland Medical System),
                   6.75%, 7/1/30                                                         902,824
           1,355   Prince George's County, (Greater SouthEast Healthcare
                   System), 6.375%, 1/1/13(2)                                            326,555
           3,800   Prince George's County, (Greater SouthEast Healthcare
                   System), 6.375%, 1/1/23(2)                                            915,800
------------------------------------------------------------------------------------------------
                                                                                  $    6,208,009
------------------------------------------------------------------------------------------------

HOUSING -- 2.9%

$          1,000   Maryland Community Development Administration Multifamily,
                   FHA, (AMT), 6.70%, 5/15/36                                     $    1,029,120
           1,000   Prince George's County, Housing Authority, (Langely Gardens),
                   (AMT), 5.875%, 2/20/39                                              1,043,610
------------------------------------------------------------------------------------------------
                                                                                  $    2,072,730
------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 3.5%

$          1,350   Allegany, PCR, (Westvaco Corp.), 6.20%, 1/1/08                 $    1,380,199
           1,000   Maryland EDA, (AFCO Cargo), (AMT), 6.50%, 7/1/24                      929,540
             240   Maryland EDA, (Air Cargo), (AMT), 7.34%, 7/1/24                       242,460
------------------------------------------------------------------------------------------------
                                                                                  $    2,552,199
------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 8.3%

$            460   Maryland HEFA, (College Of Notre Dame), (MBIA),
                   5.30%, 10/1/18                                                 $      527,914
           1,000   Maryland HEFA, (Loyola College), (MBIA), 5.00%, 10/1/39             1,015,300
           2,850   Maryland HEFA, (Loyola College), (MBIA), 5.375%, 10/1/26            2,959,725
           1,200   Morgan State University, Academic and Facilities, (MBIA),
                   6.10%, 7/1/20                                                       1,468,104
------------------------------------------------------------------------------------------------
                                                                                  $    5,971,043
------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.7%

$          1,550   Puerto Rico Electric Power Authority, (FSA),
                   Variable Rate, 7/1/29(3)(4)                                    $    1,776,595
           1,500   Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26         1,575,885
------------------------------------------------------------------------------------------------
                                                                                  $    3,352,480
------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                           VALUE
------------------------------------------------------------------------------------------------
INSURED-ESCROWED / PREREFUNDED -- 6.1%

$          1,175   Maryland HEFA, (Good Samaritan Hospital), (AMBAC),
                   Escrowed to Maturity, 5.75%, 7/1/19                            $    1,225,584
           3,000   Maryland HEFA, (Helix Health Issue), (AMBAC), Escrowed to
                   Maturity, 5.00%, 7/1/27                                             3,174,900
------------------------------------------------------------------------------------------------
                                                                                  $    4,400,484
------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 2.2%

$            350   Puerto Rico, (FSA), Variable Rate, 7/1/27(3)(4)                $      451,402
           1,000   Puerto Rico, (MBIA), 5.50%, 7/1/29                                  1,134,750
------------------------------------------------------------------------------------------------
                                                                                  $    1,586,152
------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 7.7%

$          1,280   Maryland HEFA, (Medlantic), (AMBAC),
                   Variable Rate, 8/15/38(3)(4)                                   $    1,544,422
             660   Maryland HEFA, (Medlantic/Helix Issue), (AMBAC),
                   5.25%, 8/15/38                                                        705,448
           3,150   Puerto Rico ITEM & EC, (Auxilio Mutuo Obligated Group),
                   (MBIA), 6.25%, 7/1/24                                               3,255,998
------------------------------------------------------------------------------------------------
                                                                                  $    5,505,868
------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 0.9%

$            500   Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/24(3)(4)                                    $      641,380
------------------------------------------------------------------------------------------------
                                                                                  $      641,380
------------------------------------------------------------------------------------------------

INSURED-OTHER REVENUE -- 1.4%

$          1,000   Maryland HEFA, (Johns Hopkins Hospital), Parking Revenue,
                   (AMBAC), 5.00%, 7/1/34                                         $    1,017,430
------------------------------------------------------------------------------------------------
                                                                                  $    1,017,430
------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.4%

$          1,000   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(4)(5)                                    $    1,043,970
------------------------------------------------------------------------------------------------
                                                                                  $    1,043,970
------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 5.7%

$          1,500   Maryland Transportation Authority, Baltimore-Washington
                   International Airport, (AMBAC), 5.00%, 3/1/27                  $    1,549,140
           1,500   Maryland Transportation Authority, Baltimore-Washington
                   International Airport, (AMBAC), (AMT), 5.25%, 3/1/27                1,560,495
$            500   Puerto Rico Highway and Transportation Authority, (MBIA),
                   5.50%, 7/1/36                                                  $      548,635
             335   Puerto Rico Highway and Transportation Authority, (MBIA),
                   Variable Rate, 7/1/26(3)(4)                                           420,060
------------------------------------------------------------------------------------------------
                                                                                  $    4,078,330
------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 7.7%

$          1,500   Baltimore, (Water Projects), (FGIC), 5.00%, 7/1/23             $    1,574,715
             500   Baltimore, (Water Projects), (FGIC), 5.125%, 7/1/42                   512,375
           1,000   Baltimore, Wastewater, (FGIC), 5.00%, 7/1/22                        1,091,080
           2,000   Baltimore, Wastewater, (MBIA), 5.65%, 7/1/20                        2,318,920
------------------------------------------------------------------------------------------------
                                                                                  $    5,497,090
------------------------------------------------------------------------------------------------

OTHER REVENUE -- 2.6%

$            750   Maryland HEFA, (Board of Child Care), 5.375%, 7/1/32           $      769,215
           1,000   Maryland HEFA, (Board of Child Care), 5.625%, 7/1/22                1,072,150
------------------------------------------------------------------------------------------------
                                                                                  $    1,841,365
------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 2.9%

$            750   Baltimore, (Clipper Mill), 6.25%, 9/1/33                       $      742,568
             500   Baltimore, (Strathdale Manor), 7.00%, 7/1/33                          508,635
             800   Frederick County, Urbana Community Development Authority,
                   6.625%, 7/1/25                                                        832,680
------------------------------------------------------------------------------------------------
                                                                                  $    2,083,883
------------------------------------------------------------------------------------------------

WATER AND SEWER -- 0.7%

$            480   Maryland Water Quality Financing Administration Revolving
                   Loan Fund, 6.55%, 9/1/14                                       $      482,021
------------------------------------------------------------------------------------------------
                                                                                  $      482,021
------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.5%
     (IDENTIFIED COST $70,268,945)                                                $   70,594,385
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.5%                                            $    1,080,406
------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $   71,674,791
------------------------------------------------------------------------------------------------

                        See notes to financial statements

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 46.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.5% to 19.3% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Defaulted bond.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $5,877,829 or 8.2% of the Portfolio's net assets.

(5)  Security has been issued as an inverse floater bond.

                        See notes to financial statements

MISSOURI MUNICIPALS PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.1%

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------
ESCROWED / PREREFUNDED -- 3.9%

$          1,000   Lake of the Ozarks, (Community Bridge Corp.),
                   Prerefunded to 12/1/06, 6.40%, 12/1/25                         $    1,118,620
           1,000   Saint Louis County, Mortgage Revenue, (GNMA),
                   (AMT), Escrowed to Maturity, 5.40%, 1/1/16                          1,122,150
------------------------------------------------------------------------------------------------
                                                                                  $    2,240,770
------------------------------------------------------------------------------------------------

HOSPITAL -- 11.5%

$          1,950   Missouri HEFA, (Barnes Jewish Christian),
                   5.25%, 5/15/14                                                 $    2,150,284
           1,500   Missouri HEFA, (Childrens Mercy Hospital),
                   5.30%, 5/15/28                                                      1,517,010
           1,000   Missouri HEFA, (Freeman Health Systems),
                   5.25%, 2/15/18                                                      1,004,390
             495   Missouri HEFA, (Lake of the Ozarks General Hospital),
                   6.50%, 2/15/21                                                        512,473
             250   Missouri HEFA, (Lake Regional Health System),
                   5.70%, 2/15/34                                                        256,140
           1,250   West Plains IDA, (Ozarks Medical Center),
                   5.65%, 11/15/22                                                     1,189,062
------------------------------------------------------------------------------------------------
                                                                                  $    6,629,359
------------------------------------------------------------------------------------------------

HOUSING -- 2.1%

$            960   Jefferson County IDA, Multifamily, (Riverview Bend
                   Apartments), (AMT), 6.75%, 11/1/29                             $      935,530
             190   Missouri Housing Development Authority, SFMR, (GNMA),
                   (AMT), 6.45%, 9/1/27                                                  194,951
             105   Missouri Housing Development Authority, SFMR, (GNMA),
                   (AMT), 7.25%, 9/1/26                                                  105,458
------------------------------------------------------------------------------------------------
                                                                                  $    1,235,939
------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 8.3%

$            755   Jefferson County, (Kmart Corp.), 6.40%, 8/1/08                 $      719,455
             650   Kansas City IDA, (Airline Cargo Facilities), (AMT),
                   8.50%, 1/1/17                                                         682,558
           1,000   Missouri Development Finance Authority, Solid Waste
                   Disposal, (Proctor and Gamble Paper Products), (AMT),
                   5.20%, 3/15/29                                                      1,046,200
           1,200   Missouri Environmental Improvement and Energy Resources
                   Authority, (American Cyanamid), 5.80%, 9/1/09                       1,289,868
           1,000   Saint Louis, IDA, (Anheuser-Busch), (AMT),
                   5.875%, 11/1/26                                                     1,030,680
------------------------------------------------------------------------------------------------
                                                                                  $    4,768,761
------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 1.7%

$          1,000   Missouri HEFA, (St. Louis University High School), (AMBAC),
                   4.75%, 10/1/24                                                 $    1,007,540
------------------------------------------------------------------------------------------------
                                                                                  $    1,007,540
------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 6.9%

$          2,250   Missouri Environmental Improvement and Energy Resources
                   Authority, (Union Electric), (AMBAC), (AMT),
                   5.45%, 10/1/28                                                 $    2,328,075
           1,000   Puerto Rico Electric Power Authority, (MBIA),
                   5.00%, 7/1/32(1)                                                    1,028,340
             400   Puerto Rico Electric Power Authority, (MBIA),
                   Variable Rate, 7/1/16(2)(3)                                           603,532
------------------------------------------------------------------------------------------------
                                                                                  $    3,959,947
------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 4.8%

$            575   Missouri HEFA, (Saint Louis Children's Hospital), (MBIA),
                   Escrowed to Maturity, 0.00%, 5/15/08                           $      520,036
           2,000   Puerto Rico, (FGIC), Prerefunded to 7/1/12,
                   5.00%, 7/1/32                                                       2,239,520
------------------------------------------------------------------------------------------------
                                                                                  $    2,759,556
------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 4.1%

$            900   Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                $    1,160,748
           2,000   Saint Charles County, (Francis Howell School District),
                   (FGIC), 0.00%, 3/1/16                                               1,223,400
------------------------------------------------------------------------------------------------
                                                                                  $    2,384,148
------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 10.5%

$          9,500   Missouri HEFA, (Lester Cox Medical Center), (MBIA),
                   0.00%, 9/1/20                                                  $    4,489,510
           1,500   North Kansas City, (North Kansas City Memorial Hospital),
                   (FSA), 5.125%, 11/15/33                                             1,545,840
------------------------------------------------------------------------------------------------
                                                                                  $    6,035,350
------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 2.7%
$          1,500   SCA, MFMR Receipts, Springfield, (FSA), 7.10%, 1/1/30          $    1,541,805
------------------------------------------------------------------------------------------------
                                                                                  $    1,541,805
------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 11.6%

$          1,000   Jackson County, Leasehold Revenue, (Truman Sports),
                   (AMBAC), 0.00%, 12/1/20                                        $      463,380
           2,000   Jackson County, Leasehold Revenue, (Truman Sports),
                   (MBIA), 5.00%, 12/1/27                                              2,048,480

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------
INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION (CONTINUED)

$            300   Puerto Rico Public Building Authority, (CIFG),
                   Variable Rate, 7/1/36(2)(3)                                    $      397,632
           1,000   Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/26(3)(4)                                         1,210,100
             400   Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/24(2)(3)                                           513,104
           2,000   Saint Louis IDA, (Convention Center Hotel), (AMBAC),
                   0.00%, 7/15/19                                                        998,180
           1,000   Springfield County, Leasehold Revenue, (Capital Improvement
                   Program), (AMBAC), 5.00%, 3/1/24                                    1,041,840
------------------------------------------------------------------------------------------------
                                                                                  $    6,672,716
------------------------------------------------------------------------------------------------

INSURED-OTHER REVENUE -- 2.3%

$            500   Missouri Development Finance Authority, Cultural Facility,
                   (Nelson Gallery Foundation), (MBIA), 5.00%, 12/1/30            $      508,935
             750   Missouri Development Finance Authority, Cultural Facility,
                   (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/22                   796,568
------------------------------------------------------------------------------------------------
                                                                                  $    1,305,503
------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 6.8%

$          1,000   Bi-State Development Agency, Illinois Metropolitan District,
                   (Metrolink Cross County), (FSA), 5.00%, 10/1/32                $    1,023,270
           1,500   Bi-State Development Agency, Illinois Metropolitan District,
                   (Saint Clair County Metrolink Extension), (MBIA),
                   5.00%, 7/1/28                                                       1,524,540
             600   Kansas City, (Blue Parkway Town Center), (MBIA),
                   5.00%, 7/1/27                                                         611,874
             700   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)(3)                                           746,172
------------------------------------------------------------------------------------------------
                                                                                  $    3,905,856
------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 4.2%

$            500   Puerto Rico Highway and Transportation Authority, (MBIA),
                   Variable Rate, 7/1/26(2)(3)                                    $      626,955
             750   Saint Louis Airport, (Capital Improvement Program), (MBIA),
                   5.00%, 7/1/32                                                         761,115
             910   Saint Louis Airport, (Lambert International Airport), (FGIC),
                   (AMT), 6.00%, 7/1/14                                                1,054,699
------------------------------------------------------------------------------------------------
                                                                                  $    2,442,769
------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 1.8%

$          1,000   Metro Saint Louis, Metropolitan Waste Water System,
                   (MBIA), 5.00%, 5/1/34                                          $    1,023,180
------------------------------------------------------------------------------------------------
                                                                                  $    1,023,180
------------------------------------------------------------------------------------------------

OTHER REVENUE -- 0.9%

$            500   Saint Louis IDA, (Saint Louis Science Center),
                   6.40%, 11/1/19                                                 $      507,580
------------------------------------------------------------------------------------------------
                                                                                  $      507,580
------------------------------------------------------------------------------------------------

POOLED LOANS -- 4.9%

$          2,750   Missouri Higher Education Loan Authority, Student Loan,
                   (AMT), 5.45%, 2/15/09                                          $    2,808,823
------------------------------------------------------------------------------------------------
                                                                                  $    2,808,823
------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 7.0%

$          1,000   Kansas City IDR, (Kingswood Manor), 5.80%, 11/15/17            $      914,450
             500   Lees Summit IDA, Health Facility, (John Knox Village),
                   5.70%, 8/15/22                                                        520,575
           1,500   Missouri HEFA, (Lutheran Senior Services),
                   6.375%, 2/1/27                                                      1,549,800
           1,000   Saint Louis County, IDA Health Facilities Revenue,
                   (Jewish Center), 5.50%, 2/20/36                                     1,046,780
------------------------------------------------------------------------------------------------
                                                                                  $    4,031,605
------------------------------------------------------------------------------------------------

WATER AND SEWER -- 2.1%

$            520   Missouri Environmental Improvement and Energy Resources
                   Authority, (Revolving Fund Program), 7.20%, 7/1/16             $      532,709
           1,000   Missouri Environmental Improvement and Energy Resources
                   Authority, (Revolving Fund Program), Water Pollution Control,
                   0.00%, 1/1/14                                                         678,450
------------------------------------------------------------------------------------------------
                                                                                  $    1,211,159
------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.1%
     (IDENTIFIED COST $51,607,707)                                                $   56,472,366
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.9%                                            $     1,073,261
------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $   57,545,627
------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

                        See notes to financial statements

The Portfolio invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 58.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 25.8% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as a leveraged inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $5,258,243 or 9.1% of the Portfolio's net assets.

(4)  Security has been issued as an inverse floater bond.

                        See notes to financial statements

NORTH CAROLINA MUNICIPALS PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.6%

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                                   VALUE
------------------------------------------------------------------------------------------------
EDUCATION -- 10.5%

$          2,950   North Carolina Educational Facilities Finance Agency,
                   (Duke University), 5.125%, 10/1/41                             $    3,002,982
             300   North Carolina Educational Facilities Finance Agency,
                   (High Point University), 5.125%, 9/1/21                               311,790
           7,410   University of North Carolina at Chapel Hill, 0.00%, 8/1/17          4,223,478
           1,980   University of North Carolina at Chapel Hill, 0.00%, 8/1/21            887,535
------------------------------------------------------------------------------------------------
                                                                                  $    8,425,785
------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 20.4%

$          5,000   North Carolina Eastern Municipal Power Agency,
                   6.125%, 1/1/09(1)                                              $    5,583,900
           1,250   North Carolina Eastern Municipal Power Agency,
                   6.75%, 1/1/26                                                       1,383,975
           3,500   North Carolina Municipal Power Agency, (Catawba),
                   6.50%, 1/1/20                                                       3,886,715
           2,000   Puerto Rico Electric Power Authority, 0.00%, 7/1/17                 1,195,540
           2,000   Puerto Rico Electric Power Authority, 0.00%, 7/1/17                 1,189,540
           2,000   Puerto Rico Electric Power Authority,
                   Variable Rate, 7/1/29(2)(3)                                         2,089,540
           1,000   Wake County, Industrial Facilities and Pollution Control
                   Financing Authority, (Carolina Power and Light Co.),
                   5.375%, 2/1/17                                                      1,077,220
------------------------------------------------------------------------------------------------
                                                                                  $   16,406,430
------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 15.2%

$          1,000   Charlotte, Water and Sewer, Prerefunded to 6/1/10,
                   5.25%, 6/1/25(4)                                               $    1,133,490
           1,000   New Hanover County, Prerefunded to 11/1/10,
                   5.75%, 11/1/17                                                      1,172,720
           3,000   North Carolina Eastern Municipal Power Agency, Escrowed to
                   Maturity, 4.00%, 1/1/18                                             3,004,500
           2,210   North Carolina Eastern Municipal Power Agency, Escrowed to
                   Maturity, 5.00%, 1/1/17                                             2,450,912
             440   North Carolina Eastern Municipal Power Agency, Escrowed to
                   Maturity, 5.00%, 1/1/21                                               484,519
           1,500   North Carolina Medical Care Commission, (Annie Penn
                   Memorial Hospital), Prerefunded to 1/1/15,
                   5.375%, 1/1/22                                                      1,657,965
           2,000   Winston-Salem, Water and Sewer System, Prerefunded to
                   6/1/11, 5.125%, 6/1/28                                              2,257,460
------------------------------------------------------------------------------------------------
                                                                                  $   12,161,566
------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 2.7%

$          1,000   Charlotte, 5.00%, 7/1/29                                       $    1,028,340
           1,000   Charlotte, 5.60%, 6/1/20                                            1,135,510
------------------------------------------------------------------------------------------------
                                                                                  $    2,163,850
------------------------------------------------------------------------------------------------

HOSPITAL -- 7.0%

$          1,750   Charlotte-Mecklenberg Hospital Authority, 5.00%, 1/15/31       $    1,757,402
           1,250   North Carolina Medical Care Commission,
                   (Duke University Hospital), 0.00%, 6/1/09                           1,053,300
           1,000   North Carolina Medical Care Commission,
                   (Gaston Health Care), 5.00%, 2/15/29                                1,000,680
             250   North Carolina Medical Care Commission,
                   (Novant Health, Inc.), 5.00%, 11/1/20                                 260,817
           1,000   North Carolina Medical Care Commission, (Southeastern
                   Regional Medical Center), 5.375%, 6/1/32                            1,011,740
             500   North Carolina Medical Care Commission, (Union Regional
                   Medical Center), 5.375%, 1/1/32                                       506,610
------------------------------------------------------------------------------------------------
                                                                                  $    5,590,549
------------------------------------------------------------------------------------------------

HOUSING -- 3.5%

$          1,400   Charlotte Housing Authority, (Double Oaks), FHA, (FNMA),
                   7.35%, 5/15/26                                                 $    1,482,586
             285   Guam Housing Corp., Single Family, (AMT), 5.75%, 9/1/31               312,220
             875   North Carolina HFA, MFMR, (AMT), 6.45%, 9/1/27                        905,363
             970   Raleigh Housing Authority, Multifamily, (Cedar Point),
                   7.00%, 11/1/30(5)                                                      98,213
------------------------------------------------------------------------------------------------
                                                                                  $    2,798,382
------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.2%

$            850   Robeson County, Industrial Facilities and Pollution Control
                   Financing Authority, (Campbell Soup), 6.40%, 12/1/06           $      931,362
------------------------------------------------------------------------------------------------
                                                                                  $      931,362
------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 5.9%

$          1,375   East Carolina University, (AMBAC), 5.25%, 11/1/21              $    1,469,779
           1,320   North Carolina Educational Facilities Finance Agency,
                   (Johnson & Wales University), (XLCA), 5.00%, 4/1/33                 1,339,734
           1,900   University of North Carolina, (MBIA), 4.50%, 10/1/18(1)             1,952,345
------------------------------------------------------------------------------------------------
                                                                                  $    4,761,858
------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 1.0%

$          1,300   Puerto Rico Electric Power Authority, (MBIA),
                   0.00%, 7/1/17                                                  $      781,014
------------------------------------------------------------------------------------------------
                                                                                  $      781,014
------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                                   VALUE
------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 4.5%

$          1,000   Puerto Rico Commonwealth, (FGIC), 5.50%, 7/1/22                $    1,159,910
             280   Puerto Rico, (MBIA), Variable Rate, 7/1/20(3)(6)                      422,909
             945   Smithville Township, Brunswick County, (MBIA),
                   5.00%, 6/1/23                                                         994,329
             995   Smithville Township, Brunswick County, (MBIA),
                   5.00%, 6/1/24                                                       1,041,725
------------------------------------------------------------------------------------------------
                                                                                  $    3,618,873
------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 5.2%

$          1,200   North Carolina Medical Care Commission, (Betsy Johnson),
                   (FSA), 5.375%, 10/1/24                                         $    1,291,908
             935   North Carolina Medical Care Commission, (Memorial Mission
                   Hospital), (FSA), 0.00%, 10/1/06                                      897,955
           1,000   North Carolina Medical Care Commission, (Wakemed),
                   (AMBAC), 5.00%, 10/1/32                                             1,018,460
           1,500   North Carolina Medical Care Commission, (Wilson Memorial
                   Hospital), (AMBAC), 0.00%, 11/1/15                                    938,070
------------------------------------------------------------------------------------------------
                                                                                  $    4,146,393
------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 0.7%

$            420   Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/24(3)(6)                                    $      538,759
------------------------------------------------------------------------------------------------
                                                                                  $      538,759
------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.0%

$            800   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)(3)                                    $      835,176
------------------------------------------------------------------------------------------------
                                                                                  $      835,176
------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 5.2%

$            500   Charlotte Airport, (MBIA), (AMT), 5.25%, 7/1/21(7)             $      527,670
           1,375   Puerto Rico Highway and Transportation Authority, (MBIA),
                   5.50%, 7/1/36                                                       1,508,746
           1,000   Puerto Rico Highway and Transportation Authority, (MBIA),
                   Variable Rate, 7/1/36(3)(6)                                         1,098,970
           1,000   Raleigh Durham, Airport Authority, (FGIC), 5.00%, 11/1/31           1,015,520
------------------------------------------------------------------------------------------------
                                                                                  $    4,150,906
------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 4.9%

$          1,745   Broad River, Water Authority Water System, (MBIA),
                   5.375%, 6/1/26                                                 $    1,856,785
             500   Brunswick County, (FSA), Enterprise System Water and
                   Sewer Revenue, 5.25%, 4/1/26                                          529,510
           1,500   Kannapolis, Water and Sewer, (FSA), (AMT), 5.25%, 2/1/26            1,547,790
------------------------------------------------------------------------------------------------
                                                                                  $    3,934,085
------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 3.2%

$          1,000   Charlotte, (Government Facilities), 5.00%, 6/1/28              $    1,017,510
           1,500   Charlotte, (Government Facilities), 5.00%, 6/1/33                   1,520,580
------------------------------------------------------------------------------------------------
                                                                                  $    2,538,090
------------------------------------------------------------------------------------------------

OTHER REVENUE -- 1.5%

$          1,000   Puerto Rico Infrastructure Financing Authority,
                   Variable Rate, 10/1/34(3)(6)                                   $    1,243,230
------------------------------------------------------------------------------------------------
                                                                                  $    1,243,230
------------------------------------------------------------------------------------------------

WATER AND SEWER -- 6.0%

$          1,700   Charlotte, Storm Water, 5.00%, 6/1/25                          $    1,756,457
           2,975   Charlotte, Water and Sewer, 5.125%, 6/1/26                          3,095,131
------------------------------------------------------------------------------------------------
                                                                                  $    4,851,588
------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 99.6%
     (IDENTIFIED COST $74,514,548)                                                $   79,877,896
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.4%                                            $      304,604
------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $   80,182,500
------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
AMBAC - AMBAC Financial Group, Inc.
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance, Inc.
MBIA - Municipal Bond Insurance Association
XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 28.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 12.8% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)  Security has been issued as an inverse floater bond.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $6,228,584 or 7.8% of the Portfolio's net assets.
(4) Security (or a portion thereof) has been segregated to cover when-issued securities.
(5)  Defaulted bond.
(6)  Security has been issued as a leveraged inverse floater bond.
(7)  When-issued security.

                        See notes to financial statements

OREGON MUNICIPALS PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.8%

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------
COGENERATION -- 2.5%

$          2,000   Western Generation Agency, (Wauna Cogeneration), (AMT),
           7.40%, 1/1/16                                                          $    2,038,500
------------------------------------------------------------------------------------------------
                                                                                  $    2,038,500
------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 3.3%

$          1,000   Northern Wasco County, (Bonneville Power Administration),
                   5.20%, 12/1/24                                                 $    1,022,120
           1,000   Port of Morrow, Pollution Control, (Portland General Electric),
                   5.20%, 5/1/33                                                       1,060,880
           1,000   Puerto Rico Electric Power Authority, 0.00%, 7/1/17                   594,770
------------------------------------------------------------------------------------------------
                                                                                  $    2,677,770
------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 4.1%

$          2,000   Medford, Rogue Valley Memorial Hospital, Escrowed to
                   Maturity, 6.25%, 12/1/07                                       $    2,234,480
           1,000   Portland Housing Authority, MFMR, Prerefunded to 1/1/07,
                   (Village Court), 6.00%, 1/1/27                                      1,088,680
------------------------------------------------------------------------------------------------
                                                                                  $    3,323,160
------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 15.4%

$          1,565   Oregon Board of Higher Education, 0.00%, 8/1/20                $      747,115
           1,000   Oregon Board of Higher Education, 5.00%, 8/1/22                     1,035,540
           4,425   Oregon Elderly and Disabled Housing, (AMT),
                   5.65%, 8/1/26                                                       4,479,339
           1,000   Oregon Veterans Welfare, 5.25%, 10/1/42                             1,013,640
           2,680   Oregon Veterans Welfare, 5.50%, 12/1/42                             2,763,884
             705   Oregon Veterans Welfare, 5.90%, 10/1/17                               718,874
           1,250   Portland, Community College District, 5.00%, 6/1/21                 1,302,575
             500   Puerto Rico, 0.00%, 7/1/17                                            290,730
------------------------------------------------------------------------------------------------
                                                                                  $   12,351,697
------------------------------------------------------------------------------------------------

HOSPITAL -- 4.7%

$          2,105   Hood River County, Health Facilities Authority,
                   Elderly Housing, (Down Manor), 6.50%, 1/1/17                   $    2,219,196
           1,500   Umatilla County, Hospital Facility Authority, (Catholic
                   Health Initiatives), 5.50%, 3/1/32                                  1,569,135
------------------------------------------------------------------------------------------------
                                                                                  $    3,788,331
------------------------------------------------------------------------------------------------

HOUSING -- 17.9%

$            945   Oregon Health Authority, (Trillium Affordable Housing),
                   (AMT), 6.75%, 2/15/29                                          $      845,671
$            750   Oregon Housing and Community Services Department,
                   MFMR, (AMT), 5.70%, 7/1/29                                     $      769,298
           1,500   Oregon Housing and Community Services Department,
                   MFMR, (AMT), 6.20%, 7/1/28                                          1,555,035
           1,105   Oregon Housing and Community Services Department,
                   SFMR, (AMT), 6.20%, 7/1/27                                          1,145,940
             860   Oregon Housing and Community Services Department,
                   SFMR, (AMT), 6.40%, 7/1/26                                            885,086
             850   Oregon Housing and Community Services Department,
                   SFMR, (AMT), 6.45%, 7/1/26                                            875,041
           3,710   Portland Housing Authority, MFMR, (Berry Ridge), (AMT),
                   6.30%, 5/1/29                                                       3,817,590
           2,875   Portland Housing Authority, MFMR, (Cherry Blossom),
                   (AMT), 6.20%, 12/20/36                                              3,005,669
           1,500   Washington County Housing Authority, MFMR,
                   (Bethany Meadows), (AMT), 5.85%, 9/1/27(1)                          1,538,265
------------------------------------------------------------------------------------------------
                                                                                  $   14,437,595
------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 8.7%

$            500   Oregon EDA, (Georgia-Pacific), (AMT), 5.70%, 12/1/25           $      483,230
           3,500   Port of Astoria, PCR, (James River Corp.), 6.55%, 2/1/15            3,509,940
             670   Port of Portland, (North Portland Crown Zellerbach Corp.),
                   6.125%, 5/15/08                                                       673,377
           2,250   Port of Portland, Special Obligation Revenue Bonds,
                   (Delta Airlines, Inc.), (AMT), 6.20%, 9/1/22                        1,014,930
           1,250   Puerto Rico Port Authority, (American Airlines), (AMT),
                   6.25%, 6/1/26                                                         774,013
             820   Puerto Rico Port Authority, (American Airlines), (AMT),
                   6.30%, 6/1/23                                                         507,703
------------------------------------------------------------------------------------------------
                                                                                  $    6,963,193
------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 6.5%

$          4,850   Oregon Health Science University, (MBIA), 0.00%, 7/1/21        $    2,179,008
           1,500   Oregon Health Science University, (MBIA), 5.00%, 7/1/32             1,530,630
           1,500   Oregon Health, Housing, Educational and Cultural Facilities
                   Authority, (Lewis and Clark College), (MBIA),
                   6.125%, 10/1/24                                                     1,535,250
------------------------------------------------------------------------------------------------
                                                                                  $    5,244,888
------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.0%

$            750   Emerald People's Utility District, (FSA), 5.25%, 11/1/22       $      809,655
           1,000   Eugene, Electric Utility, (FSA), 5.25%, 8/1/22                      1,057,810
           1,000   Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26         1,050,590
             500   Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17           300,390
------------------------------------------------------------------------------------------------
                                                                                  $    3,218,445
------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------
INSURED-ESCROWED / PREREFUNDED -- 5.0%

$          1,300   Puerto Rico, (FGIC), Prerefunded to 7/1/12,
                   Variable Rate, 7/1/32(2)(3)                                    $    1,767,064
           1,000   Salem-Keizer, School District No. 24J, Prerefunded to
                   6/1/09, (FGIC), 5.00%, 6/1/17(1)                                    1,103,490
             950   Umatilla County, School District No. 008R, Prerefunded to
                   6/15/09, (MBIA), Variable Rate, 6/15/19(3)(4)                       1,164,672
------------------------------------------------------------------------------------------------
                                                                                  $    4,035,226
------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 6.5%

$          2,000   Clackamas County, School District No. 007J, (Lake Oswego),
                   (MBIA), 5.00%, 6/1/26(1)                                       $    2,045,240
           1,000   Columbia, School District No. 502, (FGIC), 0.00%, 6/1/17              579,160
           1,000   Deschutes and Jefferson County, School District No. 2J,
                   (FGIC), 0.00%, 6/15/18                                                536,300
             200   Jefferson County, School District No. 509J, (FGIC),
                   5.00%, 6/15/22                                                        209,508
             500   Jefferson County, School District No. 509J, (FGIC),
                   5.25%, 6/15/19                                                        546,515
             200   Puerto Rico, (MBIA), Variable Rate, 7/1/20(2)(3)                      302,078
           1,000   Yamhill County, School District No. 029J, (MBIA),
                   4.75%, 6/15/23                                                      1,019,170
------------------------------------------------------------------------------------------------
                                                                                  $    5,237,971
------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 0.6%

$            500   Oregon Health, Housing, Educational and Cultural Facilities
                   Authority, (Peace Health), (AMBAC), 5.00%, 11/15/32            $      506,715
------------------------------------------------------------------------------------------------
                                                                                  $      506,715
------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 2.5%

$          1,500   Oregon Department of Administration Services, (MBIA),
                   5.25%, 11/1/20                                                 $    1,612,920
             300   Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/24(2)(3)                                           384,828
------------------------------------------------------------------------------------------------
                                                                                  $    1,997,748
------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 2.5%

$          1,000   Portland, Arena Natural Gas Tax Revenue, (AMBAC),
                   0.00%, 6/1/17                                                  $      485,450
           1,400   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)(3)                                         1,492,344
------------------------------------------------------------------------------------------------
                                                                                  $    1,977,794
------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 0.9%

$            700   Puerto Rico Highway and Transportation Authority, (FSA),
                   Variable Rate, 7/1/32(2)(3)                                    $      753,907
------------------------------------------------------------------------------------------------
                                                                                  $      753,907
------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 4.3%

$          1,575   Albany, Water Revenue, (FGIC), 5.125%, 8/1/26                  $    1,639,307
           1,000   Portland, Sewer System, (FSA), 5.00%, 6/1/23                        1,042,010
             750   Washington County, Clean Water Services, (Senior Lien),
                   (FGIC), 5.00%, 10/1/21                                                782,903
------------------------------------------------------------------------------------------------
                                                                                  $    3,464,220
------------------------------------------------------------------------------------------------

OTHER REVENUE -- 0.5%

$            300   Puerto Rico Infrastructure Financing Authority,
                   Variable Rate, 10/1/32(2)(3)                                   $      421,611
------------------------------------------------------------------------------------------------
                                                                                  $      421,611
------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 2.2%

$          1,750   Clackamas County, Hospital Facility Authority, (Homewoods),
                   5.15%, 10/20/37                                                $    1,772,435
------------------------------------------------------------------------------------------------
                                                                                  $    1,772,435
------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 4.1%

$          2,475   Portland Limited Tax General Obligation, 0.00%, 6/1/22         $    1,048,088
           2,000   Tri-County Metropolitan Transportation District,
                   Variable Rate, 8/1/19(3)(4)                                         2,233,500
------------------------------------------------------------------------------------------------
                                                                                  $    3,281,588
------------------------------------------------------------------------------------------------

TRANSPORTATION -- 2.6%

$          2,000   Oregon Department of Transportation, (Highway User Tax),
                   5.125%, 11/15/26                                               $    2,076,220
------------------------------------------------------------------------------------------------
                                                                                  $    2,076,220
------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.8%
     (IDENTIFIED COST $76,268,687)                                                $   79,569,014
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.2%                                            $      947,764
------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $   80,516,778
------------------------------------------------------------------------------------------------


AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

                        See notes to financial statements

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 33.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.6% to 14.7% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as a leveraged inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $8,520,004 or 10.6% of the Portfolio's net assets.

(4)  Security has been issued as an inverse floater bond.

                        See notes to financial statements

SOUTH CAROLINA MUNICIPALS PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.5%

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 3.4%
$          1,000   Puerto Rico Electric Power Authority, 5.125%, 7/1/29           $    1,022,390
             750   Puerto Rico Electric Power Authority, 5.25%, 7/1/31                   774,562
------------------------------------------------------------------------------------------------
                                                                                  $    1,796,952
------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 10.5%

$            350   Beaufort County, School District, 5.00%, 3/1/20                $      370,188
           1,500   Charleston County, School District, 5.00%, 2/1/25                   1,543,455
             695   Kershaw County, School District, 5.00%, 2/1/18                        741,419
             600   Orangeburg County, Consolidated School District No. 5,
                   5.625%, 3/1/19                                                        668,526
           1,000   Puerto Rico, Variable Rate, 7/1/29(1)(2)                            1,184,840
           1,085   Richland County, General Obligation, Sewer System,
                   (Broad River), 5.125%, 3/1/29                                       1,120,002
------------------------------------------------------------------------------------------------
                                                                                  $    5,628,430
------------------------------------------------------------------------------------------------

HOSPITAL -- 7.8%

$          1,000   Lexington County, (Health Services District, Inc.),
                   5.50%, 11/1/32                                                 $    1,020,480
           1,000   Medical University Hospital Authority, 6.50%, 8/15/32               1,050,890
             500   South Carolina Jobs Economic Development Authority,
                   (Bon Secours Health System, Inc.), 5.625%, 11/15/30                   506,210
           1,500   South Carolina Jobs Economic Development Authority,
                   (Palmetto Health), 6.375%, 8/1/34                                   1,578,915
------------------------------------------------------------------------------------------------
                                                                                  $    4,156,495
------------------------------------------------------------------------------------------------

HOUSING -- 3.8%

$          1,280   South Carolina Housing Finance Authority, MFMR,
                   (Runaway Bay Apartments), 6.20%, 12/1/20                       $    1,329,626
             695   South Carolina Housing Finance Authority, SFMR,
                   6.45%, 7/1/17                                                         709,706
------------------------------------------------------------------------------------------------
                                                                                  $    2,039,332
------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 9.2%

$          1,400   Darlington County, (Sonoco Products), (AMT),
                   6.00%, 4/1/26                                                  $    1,475,334
             135   Florence County, (Stone Container), 7.375%, 2/1/07                    136,327
             400   Puerto Rico Port Authority, (American Airlines), (AMT),
                   6.25%, 6/1/26                                                         247,684
           1,400   Richland County, Environmental Improvement,
                   (International Paper Co.), (AMT), 6.10%, 4/1/23                     1,484,322
           1,500   Spartanburg County, Solid Waste,
                   (Bavarian Motor Works Corp.), (AMT), 7.55%, 11/1/24                 1,574,850
------------------------------------------------------------------------------------------------
                                                                                  $    4,918,517
------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 7.9%

$          1,000   College of Charleston, Academic and Administrative Facilities,
                   (XLCA), 5.125%, 4/1/30                                         $    1,024,610
           1,250   College of Charleston, Academic and Administrative Facilities,
                   (XLCA), 5.375%, 4/1/25                                              1,335,837
             500   Puerto Rico Industrial, Tourist, Educational, Medical and
                   Environmental, Residual Certificates, (MBIA),
                   Variable Rate, 7/1/33(2)(3)                                           529,145
           1,345   University of South Carolina, (AMBAC), 4.75%, 5/1/27                1,347,287
------------------------------------------------------------------------------------------------
                                                                                  $    4,236,879
------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 8.4%

$          7,500   Piedmont Municipal Power Agency,
                   (AMBAC), 0.00%, 1/1/32                                         $    1,703,925
           1,000   Piedmont Municipal Power Agency, (MBIA),
                   4.00%, 1/1/23(4)                                                      919,770
             750   Puerto Rico Electric Power Authority, (FSA),
                   Variable Rate, 7/1/29(1)(2)                                           823,095
           1,000   South Carolina Public Service Authority,
                   (FSA), 5.125%, 1/1/21                                               1,066,630
------------------------------------------------------------------------------------------------
                                                                                  $    4,513,420
------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 0.8%

$            330   Puerto Rico, (FGIC), Prerefunded to 7/1/12,
                   Variable Rate, 7/1/32(2)(3)                                    $      448,562
------------------------------------------------------------------------------------------------
                                                                                  $      448,562
------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 4.0%

$          1,300   Berkeley County, (FSA), 2.00%, 9/1/25                          $      819,806
           1,000   Lancaster County, School District, (FSA), 4.75%, 3/1/18             1,038,790
             200   Puerto Rico, (MBIA), Variable Rate, 7/1/20(2)(3)                      302,078
------------------------------------------------------------------------------------------------
                                                                                  $    2,160,674
------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 3.9%

$          1,000   Florence County, (McLeod Regional Medical Center), (FSA),
                   5.25%, 11/1/34                                                 $    1,038,410
           1,000   South Carolina Jobs Economic Development Authority,
                   (Oconee Memorial Hospital), (Connie Lee), 6.15%, 3/1/25             1,039,110
------------------------------------------------------------------------------------------------
                                                                                  $    2,077,520
------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 1.0%

$            415   Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/24(2)(3)                                    $      532,345
------------------------------------------------------------------------------------------------
                                                                                  $      532,345
------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------
INSURED-MISCELLANEOUS -- 3.4%

$          1,660   Puerto Rico Municipal Finance Agency, (FSA),
                   Variable Rate, 8/1/27(2)(3)                                    $    1,829,469
------------------------------------------------------------------------------------------------
                                                                                  $    1,829,469
------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 2.5%

$          1,000   Myrtle Beach, (Hospitality Fee), (FGIC), 5.375%, 6/1/24        $    1,079,440
             260   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)(3)                                           277,150
------------------------------------------------------------------------------------------------
                                                                                  $    1,356,590
------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 3.1%

$            330   Puerto Rico Highway and Transportation Authority, (FSA),
                   Variable Rate, 7/1/32(2)(3)                                    $      355,413
           1,250   South Carolina Transportation Infrastructure, (AMBAC),
                   5.25%, 10/1/31                                                      1,298,213
------------------------------------------------------------------------------------------------
                                                                                  $    1,653,626
------------------------------------------------------------------------------------------------

INSURED-UTILITIES -- 10.2%

$          2,000   Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32         $    2,257,180
           1,000   Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27              1,127,220
           2,000   South Carolina Jobs Economic Development Authority,
                   (South Carolina Electric and Gas Co.), (AMBAC),
                   5.20%, 11/1/27                                                      2,084,940
------------------------------------------------------------------------------------------------
                                                                                  $    5,469,340
------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 11.0%

$            750   Beaufort-Jasper, Water and Sewer Authority, (FSA),
                   5.00%, 3/1/26                                                  $      766,703
           1,000   Dorchester County, Water and Sewer System, (MBIA),
                   5.00%, 10/1/28                                                      1,020,820
           1,000   Easley, (FSA), 5.00%, 12/1/27                                       1,021,480
           1,500   Grand Strand, Water and Sewer Authority, (FSA),
                   5.00%, 6/1/26                                                       1,534,215
             500   Spartanburg, Sanitary Sewer District, (MBIA),
                   5.00%, 3/1/26                                                         508,530
           1,000   Spartanburg, Sewer System, (MBIA), 5.25%, 3/1/30                    1,050,750
------------------------------------------------------------------------------------------------
                                                                                  $    5,902,498
------------------------------------------------------------------------------------------------

OTHER REVENUE -- 4.7%

$            550   Puerto Rico Infrastructure Financing Authority,
                   Variable Rate, 10/1/32(2)(3)                                   $      683,777
           2,000   Tobacco Settlement Management Authority,
                   6.375%, 5/15/28                                                     1,801,920
------------------------------------------------------------------------------------------------
                                                                                  $    2,485,697
------------------------------------------------------------------------------------------------

POOLED LOANS -- 1.9%

$          1,000   South Carolina Education Authority, Student Loan, (AMT),
                   6.30%, 9/1/08                                                  $    1,012,090
------------------------------------------------------------------------------------------------
                                                                                  $    1,012,090
------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS  -- 97.5%
     (IDENTIFIED COST $49,551,839)                                                $   52,218,436
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.5%                                            $    1,348,322
------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $   53,566,758
------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 57.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 20.4% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $6,965,874 or 13.0% of the Portfolio's net assets.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

TENNESSEE MUNICIPALS PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments  -- 97.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                           VALUE
------------------------------------------------------------------------------------------------
EDUCATION -- 3.0%

$          1,500   Metropolitan Government of Nashville and Davidson County,
                   (Vanderbilt University), 5.00%, 10/1/28                        $    1,523,910
------------------------------------------------------------------------------------------------
                                                                                  $    1,523,910
------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 3.0%

$          1,000   Metropolitan Government of Nashville and Davidson County,
                   Electric Revenue, 5.125%, 5/15/26                              $    1,029,230
             500   Puerto Rico Electric Power Authority, 5.125%, 7/1/29                  511,195
------------------------------------------------------------------------------------------------
                                                                                  $    1,540,425
------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 1.6%

$            750   Metropolitan Government of Nashville and Davidson County,
                   (Charity Obligated Group), Prerefunded to 11/1/10,
                   5.125%, 11/1/27                                                $      829,395
------------------------------------------------------------------------------------------------
                                                                                  $      829,395
------------------------------------------------------------------------------------------------

HOSPITAL -- 6.4%

$            500   Knox County, HEFA, (East Tennessee Hospital),
                   5.75%, 7/1/33                                                  $      509,835
           1,000   Montgomery County, (Clarksville Regional Health System),
                   5.375%, 1/1/28                                                        962,630
             750   Sullivan County, Health Education and Facility Board,
                   (Wellmont Health System), 6.25%, 9/1/22                               771,188
           1,000   Sumner County, (Sumner Regional Health Systems),
                   7.50%, 11/1/14(1)                                                   1,024,900
------------------------------------------------------------------------------------------------
                                                                                  $    3,268,553
------------------------------------------------------------------------------------------------

HOUSING -- 2.1%

$            585   Tennessee Housing Development Agency, (AMT),
                   5.375%, 7/1/23                                                 $      604,603
             455   Tennessee Housing Development Agency, (AMT),
                   5.75%, 7/1/24                                                         458,476
------------------------------------------------------------------------------------------------
                                                                                  $    1,063,079
------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 4.5%

$            750   Chattanooga, (E.I. du Pont de Nemours), 6.35%, 7/1/22          $      770,070
             500   Hardeman County, (Correctional Facilities Corp.),
                   7.75%, 8/1/17                                                         524,350
             500   Humphreys County, (E.I. du Pont de Nemours), (AMT),
                   6.70%, 5/1/24                                                         511,705
             500   McMinn County, (Calhoun Newsprint - Bowater), (AMT),
                   7.40%, 12/1/22                                                        501,340
------------------------------------------------------------------------------------------------
                                                                                  $    2,307,465
------------------------------------------------------------------------------------------------

INSURED-COGENERATION -- 2.0%

$          1,000   Metropolitan Government of Nashville and Davidson County,
                   (AMBAC), 5.00%, 10/1/33                                        $    1,015,570
------------------------------------------------------------------------------------------------
                                                                                  $    1,015,570
------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 5.8%

$          1,000   Metropolitan Government of Nashville and Davidson County,
                   (Meharry Medical College), (AMBAC), 5.00%, 12/1/24             $    1,018,530
           1,230   Metropolitan Government of Nashville and Davidson County,
                   (Meharry Medical College), (AMBAC), 6.00%, 12/1/19                  1,473,515
             500   Tennessee State School Bond Authority, (FSA), 4.50%, 5/1/29           484,395
------------------------------------------------------------------------------------------------
                                                                                  $    2,976,440
------------------------------------------------------------------------------------------------

INSURED-ELECTRIC REVENUE -- 4.2%

$          1,000   Metropolitan Government of Nashville and Davidson County,
                   Electric Revenue, (AMBAC), 5.00%, 5/15/29                      $    1,022,700
           2,000   Metropolitan Government of Nashville and Davidson County,
                   Electric Revenue, (MBIA), 0.00%, 5/15/17                            1,137,660
------------------------------------------------------------------------------------------------
                                                                                  $    2,160,360
------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 11.9%

$          1,000   Lawrenceburg, Electric, (MBIA), 6.625%, 7/1/18                 $    1,268,160
           1,750   Madison County Suburban Utility District, (MBIA),
                   5.00%, 2/1/19                                                       1,853,285
             400   Memphis, Electric System, (MBIA),
                   Variable Rate, 12/1/17(2)(3)                                          525,800
           1,000   Pleasant View Utility District, (MBIA), 5.00%, 9/1/32               1,021,660
             500   Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26           525,295
             500   Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32           514,170
             250   Puerto Rico Electric Power Authority, (MBIA),
                   Variable Rate, 7/1/16(2)(3)                                           377,208
------------------------------------------------------------------------------------------------
                                                                                  $    6,085,578
------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 12.3%

$            250   Chattanooga, (Memorial Hospital), (MBIA), Escrowed
                   to Maturity, 6.625%, 9/1/09                                    $      295,673
           1,500   Johnson City, Health and Educational Facilities Board,
                   (Johnson City Medical Center), (MBIA), Prerefunded to 7/1/23,
                   5.125%, 7/1/25                                                      1,596,945
             750   Johnson, School District Sales Tax, (AMBAC),
                   Prerefunded to 5/1/06, 6.70%, 5/1/21                                  811,538
           1,750   Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32           1,959,580
           1,500   Shelby County, (Lebonheur Children's Hospital), (MBIA),
                   Escrowed to Maturity, 5.50%, 8/15/12                                1,676,805
------------------------------------------------------------------------------------------------
                                                                                  $    6,340,541
------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                           VALUE
------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS -- 11.2%

$          1,425   Franklin, Special School District, (FSA), 0.00%, 6/1/19        $      734,174
           2,500   Franklin, Special School District, (FSA), 0.00%, 6/1/20             1,209,050
             500   Greene County, (FGIC), 5.00%, 6/1/26                                  510,730
             500   Lawrenceburg, Public Building Authority,
                   (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26                530,545
           1,000   Lawrenceburg, Public Building Authority,
                   (Electric System-Public Works), (FSA), 5.00%, 7/1/26                1,018,760
             500   Lincoln County, (FGIC), 5.25%, 4/1/21                                 566,415
             700   Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                       902,804
             250   Putnam County, (FGIC), 5.25%, 4/1/20                                  283,323
------------------------------------------------------------------------------------------------
                                                                                  $    5,755,801
------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 4.1%

$            500   Bristol, (Bristol Memorial Hospital), (FGIC), 6.75%, 9/1/10    $      597,104
           1,500   Knox County, HEFA, (Covenant Health), (FSA),
                   5.00%, 1/1/26                                                       1,528,560
------------------------------------------------------------------------------------------------
                                                                                  $    2,125,664
------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 2.0%

$          1,000   Knox County, SCA Realty, MFMR, (FSA), 7.125%, 1/1/30           $    1,027,960
------------------------------------------------------------------------------------------------
                                                                                  $    1,027,960
------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 2.0%

$            500   Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/26(3)(4)                                    $      605,050
             340   Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/24(2)(3)                                           436,138
------------------------------------------------------------------------------------------------
                                                                                  $    1,041,188
------------------------------------------------------------------------------------------------

INSURED-POOLED LOANS -- 2.0%

$          1,000   Puerto Rico Municipal Finance Agency, (FSA),
                   5.00%, 8/1/27                                                  $    1,034,030
------------------------------------------------------------------------------------------------
                                                                                  $    1,034,030
------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 2.6%

$          1,285   Memphis-Shelby County Sports Authority, Inc.,
                   (Memphis Arena), (AMBAC), 5.125%, 11/1/29                      $    1,325,914
------------------------------------------------------------------------------------------------
                                                                                  $    1,325,914
------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 6.2%

$          1,500   Memphis-Shelby County Airport Authority, (MBIA), (AMT),
                   6.00%, 3/1/24                                                  $    1,665,690
$          1,000   Memphis-Shelby County Airport Authority, (MBIA), (AMT),
                   6.50%, 2/15/09                                                 $    1,142,020
             300   Puerto Rico Highway and Transportation Authority, (MBIA),
                   Variable Rate, 7/1/26(2)(3)                                           376,173
------------------------------------------------------------------------------------------------
                                                                                  $    3,183,883
------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 10.3%

$          1,000   Clarksville, Water, Sewer and Gas, (FSA), 5.25%, 2/1/18        $    1,128,220
           1,000   Metropolitan Government of Nashville and Davidson County,
                   Water System, (FGIC), 5.20%, 1/1/13                                 1,126,920
           2,000   West Wilson Utility District, Waterworks, (MBIA),
                   5.00%, 6/1/34                                                       2,032,420
           1,000   White House Utility District, Water and Wastewater,
                   (Robertson and Sumner Counties), (FSA), 5.00%, 1/1/32               1,018,050
------------------------------------------------------------------------------------------------
                                                                                  $    5,305,610
------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.2%
     (IDENTIFIED COST $46,178,573)                                                $   49,911,366
------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 2.8%                                            $    1,419,649
------------------------------------------------------------------------------------------------

Net Assets -- 100.0%                                                              $   51,331,015
------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 78.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 10.1% to 31.0% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as a leveraged inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $3,223,173 or 6.3% of the Portfolio's net assets.

(4)  Security has been issued as an inverse floater bond.

                        See notes to financial statements

VIRGINIA MUNICIPALS PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 99.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                           VALUE
------------------------------------------------------------------------------------------------
EDUCATION -- 2.1%

$          2,250   University of Virginia, 5.00%, 6/1/33                          $    2,301,862
------------------------------------------------------------------------------------------------
                                                                                  $    2,301,862
------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.0%

$          1,000   Puerto Rico Electric Power Authority, Variable
                   Rate, 7/1/29(1)(2)                                             $    1,044,770
------------------------------------------------------------------------------------------------
                                                                                  $    1,044,770
------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 1.2%

$          1,165   Arlington County, Prerefunded to 6/1/09,
                   5.25%, 6/1/18(3)                                               $    1,280,999
------------------------------------------------------------------------------------------------
                                                                                  $    1,280,999
------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 3.4%

$          1,390   Peninsula Airport Commission, (City Guaranteed), (AMT),
                   5.50%, 7/15/21                                                 $    1,494,361
           2,000   Virginia Public School Authority, 5.00%, 8/1/21                     2,110,740
------------------------------------------------------------------------------------------------
                                                                                  $    3,605,101
------------------------------------------------------------------------------------------------

HOSPITAL -- 10.5%

$          2,250   Albemarle County IDA, (Martha Jefferson Hospital),
                   5.25%, 10/1/35                                                 $    2,269,215
           1,500   Fairfax County IDA, (Inova Health System), 5.00%, 8/15/14           1,660,350
           2,000   Fairfax County IDA, (Inova Health System), 5.00%, 8/15/15           2,199,280
           1,000   Henrico County EDA, (Bon Secours Health System, Inc.),
                   5.60%, 11/15/30                                                     1,028,780
           1,000   Loudoun County IDA, (Loudon Hospital Center),
                   6.00%, 6/1/22                                                       1,057,090
           1,000   Loudoun County IDA, (Loudon Hospital Center),
                   6.10%, 6/1/32                                                       1,044,160
           2,000   Prince William County IDA, (Potomac Hospital Corp.),
                   5.35%, 10/1/36                                                      2,038,100
------------------------------------------------------------------------------------------------
                                                                                  $   11,296,975
------------------------------------------------------------------------------------------------

HOUSING -- 3.0%

$          1,000   Alexandria Redevelopment and Housing Authority, MFMR,
                   (Buckingham Village Apartments), (AMT), 5.45%, 7/1/18          $    1,006,910
           2,160   Multifamily Housing Bond Pass Through Certificates of
                   Beneficial Owners, (Prince William County), (AMT),
                   6.00%, 11/1/33                                                      2,242,253
------------------------------------------------------------------------------------------------
                                                                                  $    3,249,163
------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 5.2%

$          1,250   James City County IDA, (Anheuser Busch), (AMT),
                   6.00%, 4/1/32                                                  $    1,295,400
           2,275   Norfolk Airport Authority, (AMT), 6.25%, 1/1/30                     2,284,282
           1,000   Peninsula Ports Authority Revenue (CSX Transportation),
                   6.00%, 12/15/12                                                     1,049,860
             975   West Point, (Chesapeake Corp.), (AMT), 6.375%, 3/1/19                 967,366
------------------------------------------------------------------------------------------------
                                                                                  $    5,596,908
------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 9.7%

$          3,000   Virginia College Building Authority, (Regent University),
                   (MBIA), 5.125%, 10/1/31                                        $    3,079,410
           6,655   Virginia College Building Authority, (Washington and
                   Lee University), (MBIA), 5.25%, 1/1/31                              7,327,222
------------------------------------------------------------------------------------------------
                                                                                  $   10,406,632
------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 3.3%

$            165   Puerto Rico Electric Power Authority, (FSA),
                   Variable Rate, 7/1/29(2)(4)                                    $      189,121
             700   Puerto Rico Electric Power Authority, (MBIA),
                   Variable Rate, 7/1/16(2)(4)                                         1,056,181
           1,000   Puerto Rico Electric Power Authority, (XLCA),
                   5.375%, 7/1/18                                                      1,152,430
           1,000   Puerto Rico Electric Power Authority, RITES, (FSA),
                   Variable Rate, 7/1/29(2)(4)                                         1,146,190
------------------------------------------------------------------------------------------------
                                                                                  $    3,543,922
------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 1.8%

$          1,000   Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(4)                $    1,289,720
             400   Puerto Rico, (MBIA), Variable Rate, 7/1/20(2)(4)                      604,156
------------------------------------------------------------------------------------------------
                                                                                  $    1,893,876
------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 10.6%

$          2,000   Danville IDA, (Danville Regional Medical Center), (AMBAC),
                   5.25%, 10/1/28                                                 $    2,189,860
           1,500   Henrico County, (Bon Secour Health Systems), (MBIA),
                   6.25%, 8/15/20                                                      1,847,970
           5,000   Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC),
                   5.125%, 2/15/18                                                     5,539,550
           1,600   Winchester IDA, (Winchester Medical Center), (AMBAC),
                   Variable Rate, 1/21/14(1)                                           1,775,152
------------------------------------------------------------------------------------------------
                                                                                  $   11,352,532
------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 1.9%

$          2,000   Virginia HDA, (MBIA), 5.375%, 7/1/36                           $    2,023,780
------------------------------------------------------------------------------------------------
                                                                                  $    2,023,780
------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                           VALUE
------------------------------------------------------------------------------------------------
INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 1.6%

$            900   Powhatan County, EDA Lease Revenue (AMBAC),
                   5.25%, 7/15/33                                                 $      944,208
             600   Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/24(2)(4)                                           769,656
------------------------------------------------------------------------------------------------
                                                                                  $    1,713,864
------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 16.6%

$          5,000   Chesapeake Bay Bridge and Tunnel Commission District,
                   (General Resolution), (MBIA), 5.50%, 7/1/25                    $    5,696,800
           1,000   Metro Washington, DC, Authority Airport System, (FGIC),
                   (AMT), 5.00%, 10/1/33                                               1,001,040
           1,000   Metro Washington, DC, Authority Airport System, (FGIC),
                   (AMT), 5.25%, 10/1/32                                               1,019,280
           3,255   Metro Washington, DC, Authority Airport System, (MBIA),
                   (AMT), 5.50%, 10/1/27                                               3,399,587
           1,000   Norfolk Airport Authority, (FGIC), 5.125%, 7/1/31                   1,023,880
             250   Puerto Rico Highway and Transportation Authority, (MBIA),
                   Variable Rate, 7/1/36(2)(4)                                           274,742
           3,900   Richmond, Metropolitan Authority Expressway, (FGIC),
                   5.25%, 7/15/22                                                      4,387,305
           3,000   Virginia Commonwealth Transportation Board, (MBIA),
                   0.00%, 4/1/26                                                         980,910
------------------------------------------------------------------------------------------------
                                                                                  $   17,783,544
------------------------------------------------------------------------------------------------

INSURED-UTILITIES -- 4.9%

$          2,000   Richmond, Public Utilities, (FSA), 5.00%, 1/15/27              $    2,049,820
           3,200   Richmond, Public Utility, (FSA), 5.00%, 1/15/33                     3,252,064
------------------------------------------------------------------------------------------------
                                                                                  $    5,301,884
------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 8.0%

$          1,000   Henry County, Public Service Authority, Water and Sewer,
                   (FSA), 5.50%, 11/15/19                                         $    1,162,740
           1,500   Norfolk Water Authority, (MBIA), 5.90%, 11/1/25                     1,588,035
           1,995   Spotsylvania County, Water and Sewer, (FSA),
                   4.75%, 6/1/32                                                       1,984,806
           1,000   Upper Occoquan Sewage Authority, (MBIA), 5.15%, 7/1/20              1,121,970
           2,500   Virginia Resource Authority, (MBIA), 5.50%, 5/1/26                  2,698,200
------------------------------------------------------------------------------------------------
                                                                                  $    8,555,751
------------------------------------------------------------------------------------------------

OTHER REVENUE -- 2.7%

$          1,250   Prince William County IDA, (Catholic Diocese Arlington),
                   5.50%, 10/1/33                                                 $    1,250,412
           1,300   Puerto Rico Infrastructure Financing Authority,
                   Variable Rate, 10/1/34(2)(4)                                        1,616,199
------------------------------------------------------------------------------------------------
                                                                                  $    2,866,611
------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 0.9%

$            900   Heritage Hunt Community Development Authority,
                   6.85%, 3/1/19                                                  $      941,913
------------------------------------------------------------------------------------------------
                                                                                  $      941,913
------------------------------------------------------------------------------------------------

TRANSPORTATION -- 3.5%

$          3,500   Virginia Transportation Board, U.S. Route 58 Corridor,
                   5.125%, 5/15/19                                                $    3,743,670
------------------------------------------------------------------------------------------------
                                                                                  $    3,743,670
------------------------------------------------------------------------------------------------

WATER AND SEWER -- 7.2%

$          4,250   Fairfax County Water Authority, 5.00%, 4/1/21                  $    4,704,113
           1,000   Fairfax County Water Authority, 5.00%, 4/1/32                       1,021,470
           1,750   Virginia Resource Authority, Clean Water, (Revolving Fund),
                   5.625%, 10/1/22                                                     1,961,383
------------------------------------------------------------------------------------------------
                                                                                  $    7,686,966
------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 99.1%
     (IDENTIFIED COST $97,252,907)                                                $  106,190,723
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.9%                                            $      978,768
------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $  107,169,491
------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 58.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 29.9% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $7,990,735 or 7.5% of the Portfolio's net assets.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as a leveraged inverse floater bond.

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of August 31, 2004
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2004

                                                ALABAMA PORTFOLIO ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO KENTUCKY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                               $    55,808,214    $    40,841,005    $    49,287,477    $    57,200,522
   Unrealized appreciation                             3,258,007          2,233,413          4,030,134          5,604,884
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                            $    59,066,221    $    43,074,418    $    53,317,611    $    62,805,406
-------------------------------------------------------------------------------------------------------------------------
Cash                                             $       613,765    $        37,144    $       311,408    $       305,335
Receivable for investments sold                               --                 --                 --             85,000
Interest receivable                                      717,478            599,300            724,120            760,417
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                     $    60,397,464    $    43,710,862    $    54,353,139    $    63,956,158
-------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on open
  financial futures contracts                    $        88,406    $        89,817    $        76,255    $        92,719
Payable for open swap contracts                               --             55,822                 --                 --
Accrued expenses                                          11,896             11,097             12,186             12,922
-------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                $       100,302    $       156,736    $        88,441    $       105,641
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
  INTEREST IN PORTFOLIO                          $    60,297,162    $    43,554,126    $    54,264,698    $    63,850,517
-------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions
  and withdrawals                                $    57,179,646    $    41,418,777    $    50,312,936    $    58,392,291
Net unrealized appreciation (computed on
  the basis of identified cost)                        3,117,516          2,135,349          3,951,762          5,458,226
-------------------------------------------------------------------------------------------------------------------------
TOTAL                                            $    60,297,162    $    43,554,126    $    54,264,698    $    63,850,517
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                                           NORTH CAROLINA
                                               LOUISIANA PORTFOLIO MARYLAND PORTFOLIO MISSOURI PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                               $    25,373,561    $    70,268,945    $    51,607,707    $    74,514,548
   Unrealized appreciation                             1,637,308            325,440          4,864,659          5,363,348
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                            $    27,010,869    $    70,594,385    $    56,472,366    $    79,877,896
-------------------------------------------------------------------------------------------------------------------------
Cash                                             $         6,553    $        92,291    $       482,869    $       154,763
Receivable for investments sold                           14,552            255,000             40,000            120,000
Interest receivable                                      358,620            874,167            631,361            899,899
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                     $    27,390,594    $    71,815,843    $    57,626,596    $    81,052,558
-------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on
  open financial futures contracts               $        28,750    $       127,937    $        69,062    $       171,196
Payable for open swap contracts                               --                 --                 --            167,467
Payable for when-issued securities                            --                 --                 --            518,965
Accrued expenses                                          11,373             13,115             11,907             12,430
-------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                $        40,123    $       141,052    $        80,969    $       870,058
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
  INTEREST IN PORTFOLIO                          $    27,350,471    $    71,674,791    $    57,545,627    $    80,182,500
-------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions
  and withdrawals                                $    25,752,708    $    71,549,022    $    52,751,548    $    75,060,551
Net unrealized appreciation (computed on
  the basis of identified cost)                        1,597,763            125,769          4,794,079          5,121,949
-------------------------------------------------------------------------------------------------------------------------
TOTAL                                            $    27,350,471    $    71,674,791    $    57,545,627    $    80,182,500
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                    SOUTH CAROLINA        TENNESSEE
                                                 OREGON PORTFOLIO      PORTFOLIO          PORTFOLIO     VIRGINIA PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                               $    76,268,687    $    49,551,839    $    46,178,573    $    97,252,907
   Unrealized appreciation                             3,300,327          2,666,597          3,732,793          8,937,816
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                            $    79,569,014    $    52,218,436    $    49,911,366    $   106,190,723
-------------------------------------------------------------------------------------------------------------------------
Cash                                             $            --    $       209,804    $       909,559    $        29,550
Receivable for investments sold                          790,272            383,876                 --            178,800
Interest receivable                                    1,036,677            853,406            589,207          1,403,442
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                     $    81,395,963    $    53,665,522    $    51,410,132    $   107,802,515
-------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on open
  financial futures contracts                    $       186,075    $        86,250    $        67,625    $       118,594
Demand note payable                                      600,000                 --                 --            500,000
Payable for open swap contracts                           27,911                 --                 --                 --
Due to bank                                               53,078                 --                 --                 --
Accrued expenses                                          12,121             12,514             11,492             14,430
-------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                $       879,185    $        98,764    $        79,117    $       633,024
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
  INTEREST IN PORTFOLIO                          $    80,516,778    $    53,566,758    $    51,331,015    $   107,169,491
-------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions
  and withdrawals                                $    77,290,169    $    50,993,484    $    47,666,731    $    98,394,799
Net unrealized appreciation (computed on
  the basis of identified cost)                        3,226,609          2,573,274          3,664,284          8,774,692
-------------------------------------------------------------------------------------------------------------------------
TOTAL                                            $    80,516,778    $    53,566,758    $    51,331,015    $   107,169,491
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2004

                                                ALABAMA PORTFOLIO ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                         $     3,429,801    $     2,460,261    $     3,186,338    $     3,677,208
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                          $     3,429,801    $     2,460,261    $     3,186,338    $     3,677,208
-------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                           $       201,589    $       112,673    $       165,936    $       216,845
Trustees' fees and expenses                                6,158              1,530              6,158              6,158
Legal and accounting services                             31,275             28,037             28,163             27,822
Custodian fee                                             41,367             30,143             35,949             42,405
Miscellaneous                                              7,442              7,592              7,181              6,897
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                   $       287,831    $       179,975    $       243,387    $       300,127
-------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                    $         2,408    $         2,205    $         2,464    $         3,325
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                         $         2,408    $         2,205    $         2,464    $         3,325
-------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                     $       285,423    $       177,770    $       240,923    $       296,802
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                            $     3,144,378    $     2,282,491    $     2,945,415    $     3,380,406
-------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified
     cost basis)                                 $     1,376,904    $       154,279    $        15,698    $       134,409
   Financial futures contracts                          (977,035)          (708,179)          (987,635)          (991,084)
   Interest rate swap contracts                               --           (274,450)                --                 --
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                         $       399,869    $      (828,350)   $      (971,937)   $      (856,675)
-------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
  (depreciation) --
   Investments (identified cost basis)           $       218,842    $     1,499,428    $     2,259,351    $     1,487,950
   Financial futures contracts                           (88,645)           (42,242)           (88,258)           (93,947)
   Interest rate swap contracts                               --             15,108                 --                 --
-------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                                 $       130,197    $     1,472,294    $     2,171,093    $     1,394,003
-------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                 $       530,066    $       643,944    $     1,199,156    $       537,328
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS       $     3,674,444    $     2,926,435    $     4,144,571    $     3,917,734
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                                           NORTH CAROLINA
                                               LOUISIANA PORTFOLIO MARYLAND PORTFOLIO MISSOURI PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                         $     1,604,056    $     4,195,033    $     3,294,962    $     4,628,795
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                          $     1,604,056    $     4,195,033    $     3,294,962    $     4,628,795
-------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                           $        56,476    $       257,347    $       174,558    $       300,509
Trustees' fees and expenses                                1,530              6,158              6,158              6,158
Legal and accounting services                             25,797             28,766             31,094             28,766
Custodian fee                                             22,333             46,721             36,687             51,121
Miscellaneous                                              5,543              8,466              7,185             10,056
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                   $       111,679    $       347,458    $       255,682    $       396,610
-------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                    $         2,191    $         2,871    $         3,806    $         2,307
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                         $         2,191    $         2,871    $         3,806    $         2,307
-------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                     $       109,488    $       344,587    $       251,876    $       394,303
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                            $     1,494,568    $     3,850,446    $     3,043,086    $     4,234,492
-------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified
     cost basis)                                 $       271,892    $       666,368    $       214,696    $     1,966,569
   Financial futures contracts                          (500,732)        (1,474,209)          (887,068)        (1,634,730)
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                         $      (228,840)   $      (807,841)   $      (672,372)   $       331,839
-------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
  (depreciation) --
   Investments (identified cost basis)           $       909,724    $     1,148,201    $     1,997,752    $       586,827
   Financial futures contracts                           (50,053)          (120,172)           (88,808)          (102,591)
   Interest rate swap contracts                               --                 --                 --           (167,467)
-------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                                 $       859,671    $     1,028,029    $     1,908,944    $       316,769
-------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                 $       630,831    $       220,188    $     1,236,572    $       648,608
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS       $     2,125,399    $     4,070,634    $     4,279,658    $     4,883,100
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                    SOUTH CAROLINA
                                                 OREGON PORTFOLIO     PORTFOLIO      TENNESSEE PORTFOLIO VIRGINIA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                         $     4,953,259    $     3,181,695    $     2,662,324    $     6,204,941
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                          $     4,953,259    $     3,181,695    $     2,662,324    $     6,204,941
-------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                           $       300,312    $       159,381    $       134,765    $       428,953
Trustees' fees and expenses                                6,159              6,158              1,530              7,994
Legal and accounting services                             30,147             26,573             26,112             31,065
Custodian fee                                             49,395             34,724             32,090             64,406
Miscellaneous                                              9,171              8,576              6,862             11,630
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                   $       395,184    $       235,412    $       201,359    $       544,048
-------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                    $         4,615    $         4,017    $         4,507    $         4,358
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                         $         4,615    $         4,017    $         4,507    $         4,358
-------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                     $       390,569    $       231,395    $       196,852    $       539,690
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                            $     4,562,690    $     2,950,300    $     2,465,472    $     5,665,251
-------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified
     cost basis)                                 $       605,840    $       390,190    $        99,747    $       294,262
   Financial futures contracts                        (1,518,037)          (732,669)          (853,846)        (2,009,582)
   Interest rate swap contracts                         (748,500)                --                 --                 --
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                $    (1,660,697)   $      (342,479)   $      (754,099)   $    (1,715,320)
-------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
  (depreciation) --
   Investments (identified cost basis)           $     2,058,936    $     1,845,199    $     1,540,246    $     4,209,576
   Financial futures contracts                           (45,807)           (87,150)           (83,319)          (203,247)
   Interest rate swap contracts                          165,535                 --                 --                 --
-------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                                 $     2,178,664    $     1,758,049    $     1,456,927    $     4,006,329
-------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                 $       517,967    $     1,415,570    $       702,828    $     2,291,009
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS       $     5,080,657    $     4,365,870    $     3,168,300    $     7,956,260
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2004

                                                ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                         $     3,144,378    $     2,282,491    $     2,945,415    $     3,380,406
   Net realized gain (loss) from investments,
     financial futures contracts and interest
     rate swap contracts transactions                    399,869           (828,350)          (971,937)          (856,675)
   Net change in unrealized appreciation
     (depreciation) from investments,
     financial futures contracts and interest
     rate swap contracts                                 130,197          1,472,294          2,171,093          1,394,003
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       $     3,674,444    $     2,926,435    $     4,144,571    $     3,917,734
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                 $     4,455,097    $     3,374,987    $     4,819,980    $     6,779,936
   Withdrawals                                       (12,548,719)        (6,445,964)        (8,814,638)       (14,422,445)
-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                   $    (8,093,622)   $    (3,070,977)   $    (3,994,658)   $    (7,642,509)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS            $    (4,419,178)   $      (144,542)   $       149,913    $    (3,724,775)
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                             $    64,716,340    $    43,698,668    $    54,114,785    $    67,575,292
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                   $    60,297,162    $    43,554,126    $    54,264,698    $    63,850,517
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                                          NORTH CAROLINA
                                                LOUISIANA PORTFOLIO MARYLAND PORTFOLIO MISSOURI PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                         $     1,494,568    $     3,850,446    $     3,043,086    $     4,234,492
   Net realized gain (loss) from investments
     and financial futures contracts
     transactions                                       (228,840)          (807,841)          (672,372)           331,839
   Net change in unrealized appreciation
     (depreciation) from investments,
     financial futures contracts and interest
     rate swap contracts                                 859,671          1,028,029          1,908,944            316,769
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       $     2,125,399    $     4,070,634    $     4,279,658    $     4,883,100
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                 $     2,117,790    $     5,514,247    $     6,164,365    $     6,843,532
   Withdrawals                                        (5,394,458)       (16,588,470)       (10,215,971)       (21,088,551)
-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                   $    (3,276,668)   $   (11,074,223)   $    (4,051,606)   $   (14,245,019)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS            $    (1,151,269)   $    (7,003,589)   $       228,052    $    (9,361,919)
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                             $    28,501,740    $    78,678,380    $    57,317,575    $    89,544,419
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                   $    27,350,471    $    71,674,791    $    57,545,627    $    80,182,500
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                    SOUTH CAROLINA        TENNESSEE         VIRGINIA
                                                OREGON PORTFOLIO     PORTFOLIO           PORTFOLIO         PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                         $     4,562,690    $     2,950,300    $     2,465,472    $     5,665,251
   Net realized loss from investments,
     financial futures contracts and interest
     rate swap contracts transactions                 (1,660,697)          (342,479)          (754,099)        (1,715,320)
   Net change in unrealized appreciation
     (depreciation) from investments,
     financial futures contracts and interest
     rate swap contracts                               2,178,664          1,758,049          1,456,927          4,006,329
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       $     5,080,657    $     4,365,870    $     3,168,300    $     7,956,260
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                 $     7,456,953    $     8,031,589    $     9,626,281    $    10,200,148
   Withdrawals                                       (14,736,542)       (10,044,447)        (9,924,146)       (24,464,529)
-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                   $    (7,279,589)   $    (2,012,858)   $      (297,865)   $   (14,264,381)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS            $    (2,198,932)   $     2,353,012    $     2,870,435    $    (6,308,121)
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                             $    82,715,710    $    51,213,746    $    48,460,580    $   113,477,612
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                   $    80,516,778    $    53,566,758    $    51,331,015    $   107,169,491
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FOR THE YEAR ENDED AUGUST 31, 2003

                                                ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                         $     3,313,142    $     2,300,813    $     3,017,352    $     3,496,419
   Net realized gain (loss) from investments
     and financial futures contracts
     transactions                                        134,430            527,436           (333,635)        (2,678,901)
   Net change in unrealized appreciation
     (depreciation) from investments,
     financial futures contracts and
     interest rate swap contracts                     (1,468,945)        (1,636,116)          (612,968)         1,374,471
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       $     1,978,627    $     1,192,133    $     2,070,749    $     2,191,989
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                 $     7,826,188    $     4,263,125    $     6,128,727    $     6,168,539
   Withdrawals                                        (9,563,241)        (5,016,611)       (10,414,983)       (10,294,305)
-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                   $    (1,737,053)   $      (753,486)   $    (4,286,256)   $    (4,125,766)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS            $       241,574    $       438,647    $    (2,215,507)   $    (1,933,777)
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                             $    64,474,766    $    43,260,021    $    56,330,292    $    69,509,069
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                   $    64,716,340    $    43,698,668    $    54,114,785    $    67,575,292
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                                           NORTH CAROLINA
                                                LOUISIANA PORTFOLIO MARYLAND PORTFOLIO MISSOURI PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                         $     1,570,788    $     4,158,293    $     3,185,742    $     4,690,094
   Net realized gain (loss) from investments
     and financial futures contracts
     transactions                                        234,944            437,591            375,821           (833,851)
   Net change in unrealized appreciation
     (depreciation) from investments and
     financial futures contracts                        (896,513)        (2,115,611)        (1,480,015)        (1,726,154)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       $       909,219    $     2,480,273    $     2,081,548    $     2,130,089
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                 $     2,630,038    $     8,575,652    $     5,893,727    $     7,117,679
   Withdrawals                                        (4,426,484)       (17,793,080)        (9,406,029)       (15,522,233)
-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                   $    (1,796,446)   $    (9,217,428)   $    (3,512,302)   $    (8,404,554)
-------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                       $      (887,227)   $    (6,737,155)   $    (1,430,754)   $    (6,274,465)
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                             $    29,388,967    $    85,415,535    $    58,748,329    $    95,818,884
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                   $    28,501,740    $    78,678,380    $    57,317,575    $    89,544,419
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                    SOUTH CAROLINA
                                                OREGON PORTFOLIO       PORTFOLIO    TENNESSEE PORTFOLIO VIRGINIA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                         $     4,649,972    $     2,630,849    $     2,480,931    $     6,057,000
   Net realized gain (loss) from investments
     and financial futures contracts
     transactions                                         53,387            444,288            132,379           (166,417)
   Net change in unrealized appreciation
     (depreciation) from investments,
     financial futures contracts and interest
     rate swap contracts                              (2,528,160)        (1,603,577)          (763,780)        (2,469,255)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       $     2,175,199    $     1,471,560    $     1,849,530    $     3,421,328
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                 $     9,291,990    $    10,958,295    $     8,308,589    $     7,960,993
   Withdrawals                                       (12,365,559)        (7,921,651)        (9,554,586)       (17,554,176)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CAPITAL TRANSACTIONS                           $    (3,073,569)   $     3,036,644    $    (1,245,997)   $    (9,593,183)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS            $      (898,370)   $     4,508,204    $       603,533    $    (6,171,855)
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                             $    83,614,080    $    46,705,542    $    47,857,047    $   119,649,467
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                   $    82,715,710    $    51,213,746    $    48,460,580    $   113,477,612
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of August 31, 2004
FINANCIAL STATEMENTS
SUPPLEMENTARY DATA

                                                                                   ALABAMA PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.45%         0.46%         0.45%         0.46%         0.49%
   Expenses after custodian fee reduction                        0.45%         0.44%         0.44%         0.44%         0.48%
   Net investment income                                         4.93%         5.08%         5.21%         5.31%         5.57%
Portfolio Turnover                                                 23%           10%           25%           14%            8%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  5.91%         3.09%         4.86%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   60,297    $   64,716    $   64,475    $   64,271    $   66,653
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.20% to 5.21%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   ARKANSAS PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.40%         0.41%         0.40%         0.39%         0.46%
   Expenses after custodian fee reduction                        0.40%         0.39%         0.39%         0.37%         0.45%
   Net investment income                                         5.17%         5.22%         5.38%         5.48%         5.65%
Portfolio Turnover                                                 15%           25%           23%            9%           14%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  6.83%         2.81%         5.83%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   43,554    $   43,699    $   43,260    $   42,662    $   42,233
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.37% to 5.38%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   GEORGIA PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.44%         0.46%         0.46%         0.45%         0.49%
   Expenses after custodian fee reduction                        0.44%         0.44%         0.45%         0.42%         0.47%
   Net investment income                                         5.35%         5.38%         5.55%         5.47%         5.69%
Portfolio Turnover                                                  3%           16%           18%            8%           13%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  7.85%         3.82%         4.82%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   54,265    $   54,115    $   56,330    $   63,673    $   63,067
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.54% to 5.55%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   KENTUCKY PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.45%         0.46%         0.45%         0.48%         0.52%
   Expenses after custodian fee reduction                        0.44%         0.44%         0.44%         0.44%         0.50%
   Net investment income                                         5.07%         5.05%         5.25%         5.17%         5.75%
Portfolio Turnover                                                  3%           10%            5%           15%           11%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  6.11%         3.22%         4.39%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   63,851    $   67,575    $   69,509    $   79,821    $   81,708
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.23% to 5.25%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   LOUISIANA PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.40%         0.40%         0.40%         0.43%         0.39%
   Expenses after custodian fee reduction                        0.39%         0.38%         0.38%         0.40%         0.35%
   Net investment income                                         5.32%         5.33%         5.43%         5.28%         5.63%
Portfolio Turnover                                                  9%           21%           25%           14%           14%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  7.92%         3.16%         5.02%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   27,350    $   28,502    $   29,389    $   29,155    $   28,441
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.28% to 5.43%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   MARYLAND PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.46%         0.47%         0.48%         0.47%         0.51%
   Expenses after custodian fee reduction                        0.46%         0.45%         0.46%         0.42%         0.49%
   Net investment income                                         5.13%         4.96%         5.12%         5.30%         5.18%
Portfolio Turnover                                                 12%           28%           25%           18%            9%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  5.47%         2.90%         5.17%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   71,675    $   78,678    $   85,416    $   82,797    $   81,676
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   MISSOURI PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.45%         0.45%         0.44%         0.45%         0.49%
   Expenses after custodian fee reduction                        0.44%         0.43%         0.43%         0.43%         0.48%
   Net investment income                                         5.34%         5.39%         5.60%         5.65%         5.80%
Portfolio Turnover                                                 10%           20%            8%            8%            8%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  7.91%         3.65%         5.24%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   57,546    $   57,318    $   58,748    $   57,548    $   58,927
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.59% to 5.60%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                NORTH CAROLINA PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.47%         0.48%         0.48%         0.49%         0.52%
   Expenses after custodian fee reduction                        0.46%         0.46%         0.48%         0.46%         0.49%
   Net investment income                                         4.98%         4.99%         5.28%         5.34%         5.66%
Portfolio Turnover                                                 19%           21%           21%           28%           17%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  5.83%         2.29%         4.43%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   80,183    $   89,544    $   95,819    $  101,025    $  110,493
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.27% to 5.28%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                    OREGON PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.48%         0.49%         0.46%         0.48%         0.51%
   Expenses after custodian fee reduction                        0.47%         0.47%         0.45%         0.47%         0.50%
   Net investment income                                         5.51%         5.50%         5.46%         5.45%         5.63%
Portfolio Turnover                                                  6%           16%           21%           13%           25%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  6.40%         2.58%         5.28%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   80,517    $   82,716    $   83,614    $   83,951    $   83,712
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.43% to 5.46%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                              SOUTH CAROLINA PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.44%         0.43%         0.40%         0.39%         0.44%
   Expenses after custodian fee reduction                        0.43%         0.41%         0.38%         0.34%         0.42%
   Net investment income                                         5.53%         5.36%         5.49%         5.56%         5.77%
Portfolio Turnover                                                 59%           37%           15%           21%           12%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  8.72%         3.15%         5.07%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   53,567    $   51,214    $   46,706    $   39,821    $   35,070
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.46% to 5.49%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                  TENNESSEE PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.41%         0.42%         0.40%         0.41%         0.44%
   Expenses after custodian fee reduction                        0.40%         0.39%         0.38%         0.37%         0.42%
   Net investment income                                         5.01%         5.05%         5.27%         5.39%         5.61%
Portfolio Turnover                                                 20%           17%           19%           11%            9%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  6.54%         3.90%         5.38%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   51,331    $   48,461    $   47,857    $   47,369    $   45,015
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   VIRGINIA PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.48%         0.50%         0.49%         0.49%         0.54%
   Expenses after custodian fee reduction                        0.48%         0.49%         0.49%         0.47%         0.53%
   Net investment income                                         5.04%         5.13%         5.31%         5.28%         5.61%
Portfolio Turnover                                                 14%           20%           33%           39%           23%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  7.30%         2.89%         4.25%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $  107,169    $  113,478    $  119,649    $  122,103    $  115,776
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.30% to 5.31%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of August 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES
   Alabama Municipals Portfolio (Alabama Portfolio), Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio (Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified open-end management investment companies. The Portfolios, which were organized as trusts under the laws of the State of New York on May 1, 1992, seek to achieve current income exempt from regular federal income tax and from particular state or local income or other taxes. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At August 31, 2004, Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund each held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C FEDERAL TAXES -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   F LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

   G WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

   H INTEREST RATE SWAPS -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolios make semi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

   I OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   J EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

   K USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   L INDEMNIFICATIONS -- Under each Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Portfolio. Interestholders in each Portfolio are jointly and severally liable for the liabilities and obligations of each Portfolio in the event that each Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in each Portfolio, each Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in each Portfolio. Additionally, in the normal course of business, each Portfolio enters into agreements with service providers that may contain indemnification clauses. Each Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Portfolio that have not yet occurred.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended August 31, 2004, the Portfolios paid advisory fees as follows:

   PORTFOLIO                                             AMOUNT      EFFECTIVE RATE*
   ---------------------------------------------------------------------------------
   Alabama                                               $  201,589            0.32%
   Arkansas                                                 112,673            0.26%
   Georgia                                                  165,936            0.30%
   Kentucky                                                 216,845            0.33%
   Louisiana                                                 56,476            0.20%
   Maryland                                                 257,347            0.34%
   Missouri                                                 174,558            0.31%
   North Carolina                                           300,509            0.35%
   Oregon                                                   300,312            0.36%
   South Carolina                                           159,381            0.30%
   Tennessee                                                134,765            0.27%
   Virginia                                                 428,953            0.38%

   * As a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

   During the year ended August 31, 2004, certain Portfolios engaged in purchase and sale transactions with other Portfolios that also utilize BMR as an investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to:

   PORTFOLIO                                             PURCHASES       SALES
   ------------------------------------------------------------------------------
   Arkansas                                              $  507,980   $ 1,327,058
   Georgia                                                  306,603            --
   Oregon                                                        --       753,753
   North Carolina                                           753,753            --
   Tennessee                                                     --       109,163

3  INVESTMENTS
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the year ended August 31, 2004, were as follows:

   ALABAMA PORTFOLIO
   Purchases                                                           $  14,127,017
   Sales                                                                  20,901,962

   ARKANSAS PORTFOLIO
   Purchases                                                           $   6,533,475
   Sales                                                                   8,185,209

   GEORGIA PORTFOLIO
   Purchases                                                           $   1,547,766
   Sales                                                                   3,954,934

   KENTUCKY PORTFOLIO
   Purchases                                                           $   1,997,320
   Sales                                                                   7,797,750

   LOUISIANA PORTFOLIO
   Purchases                                                           $   2,469,834
   Sales                                                                   4,997,982

   MARYLAND PORTFOLIO
   Purchases                                                           $   9,126,288
   Sales                                                                  16,679,583

   MISSOURI PORTFOLIO
   Purchases                                                           $   5,383,645
   Sales                                                                   7,603,172

   NORTH CAROLINA PORTFOLIO
   Purchases                                                           $  16,309,778
   Sales                                                                  28,028,295

   OREGON PORTFOLIO
   Purchases                                                           $   4,836,508
   Sales                                                                   9,940,749

   SOUTH CAROLINA PORTFOLIO
   Purchases                                                           $  31,059,558
   Sales                                                                  32,933,990

   TENNESSEE PORTFOLIO
   Purchases                                                           $  11,946,430
   Sales                                                                   9,625,055

   VIRGINIA PORTFOLIO
   Purchases                                                           $  14,910,945
   Sales                                                                  24,731,606

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at August 31, 2004, as computed on a federal income tax basis, are as follows:

   ALABAMA PORTFOLIO
   AGGREGATE COST                                                      $  55,794,588
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   3,686,777
   Gross unrealized depreciation                                            (415,144)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   3,271,633
   ---------------------------------------------------------------------------------

   ARKANSAS PORTFOLIO
   AGGREGATE COST                                                      $  40,830,048
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   2,699,711
   Gross unrealized depreciation                                            (455,341)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   2,244,370
   ---------------------------------------------------------------------------------

   GEORGIA PORTFOLIO
   AGGREGATE COST                                                      $  49,219,575
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   5,450,142
   Gross unrealized depreciation                                          (1,352,106)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   4,098,036
   ---------------------------------------------------------------------------------

   KENTUCKY PORTFOLIO
   AGGREGATE COST                                                      $  57,283,738
   Gross unrealized appreciation                                       $   5,765,433
   Gross unrealized depreciation                                            (243,765)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   5,521,668
   ---------------------------------------------------------------------------------

   LOUISIANA PORTFOLIO
   AGGREGATE COST                                                      $  25,157,361
   Gross unrealized appreciation                                       $   2,007,560
   Gross unrealized depreciation                                            (154,052)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   1,853,508
   ---------------------------------------------------------------------------------

   MARYLAND PORTFOLIO
   AGGREGATE COST                                                      $  70,239,953
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   4,472,059
   Gross unrealized depreciation                                          (4,117,627)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $     354,432
   ---------------------------------------------------------------------------------

   MISSOURI PORTFOLIO
   AGGREGATE COST                                                      $  51,559,965
   Gross unrealized appreciation                                       $   5,110,332
   Gross unrealized depreciation                                            (197,931)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   4,912,401
   ---------------------------------------------------------------------------------

   NORTH CAROLINA PORTFOLIO
   AGGREGATE COST                                                      $  74,416,476
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   6,397,584
   Gross unrealized depreciation                                            (936,164)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   5,461,420
   ---------------------------------------------------------------------------------

   OREGON PORTFOLIO
   AGGREGATE COST                                                      $  76,184,991
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   4,740,432
   Gross unrealized depreciation                                          (1,356,409)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   3,384,023
   ---------------------------------------------------------------------------------

   SOUTH CAROLINA PORTFOLIO
   AGGREGATE COST                                                      $  49,549,030
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   2,874,132
   Gross unrealized depreciation                                            (204,726)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   2,669,406
   ---------------------------------------------------------------------------------

   TENNESSEE PORTFOLIO
   AGGREGATE COST                                                      $  46,171,352
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   3,800,330
   Gross unrealized depreciation                                             (60,316)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   3,740,014
   ---------------------------------------------------------------------------------

   VIRGINIA PORTFOLIO
   AGGREGATE COST                                                      $  97,170,787
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   9,019,936
   Gross unrealized depreciation                                                  --
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   9,019,936
   ---------------------------------------------------------------------------------

5  LINE OF CREDIT
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At August 31, 2004, the Oregon Portfolio and the Virginia Portfolio had balances outstanding pursuant to this line of credit of $600,000 and $500,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended August 31, 2004.

6  OVERDRAFT ADVANCES
   Pursuant to the custodian agreement between the Portfolios and Investors Bank & Trust (the Bank), the Bank may in its discretion advance funds to the Portfolios to make properly authorized payments. When such payments result in an overdraft by the Portfolios, the Portfolios are obligated to repay the Bank at the current rate of interest charged by the Bank for secured loans (currently, a rate above the federal funds rate). This obligation is payable on demand to the Bank. At August 31, 2004, the Oregon Portfolio's payment due to the Bank pursuant to the foregoing arrangement was $53,078.

7  FINANCIAL INSTRUMENTS
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations held under these financial instruments at August 31, 2004, is as follows:

   FUTURES CONTRACTS
   ------------------------------------------------------------------------------------------------------------------------
                                                                                                             NET UNREALIZED
                   EXPIRATION                                             AGGREGATE                           APPRECIATION
   PORTFOLIO       DATE        CONTRACTS                    POSITION        COST                VALUE        (DEPRECIATION)
   ------------------------------------------------------------------------------------------------------------------------
   Alabama         12/04       123 U.S. Treasury Bond       Short     $    (13,550,946)    $    (13,691,437)  $   (140,491)
   -----------------------------------------------------------------------------------------------------------------------
   Arkansas        12/04       75 U.S. Treasury Bond        Short     $     (8,351,048)    $     (8,348,437)  $      2,611
                   12/04       85 U.S. Treasury Note        Short           (9,501,709)          (9,546,562)       (44,853)
   -----------------------------------------------------------------------------------------------------------------------
   Georgia         12/04       106 U.S. Treasury Bond       Short     $    (11,720,753)    $    (11,799,125)  $    (78,372)
   -----------------------------------------------------------------------------------------------------------------------
   Kentucky        12/04       129 U.S. Treasury Bond       Short     $    (14,212,655)    $    (14,359,313)  $   (146,658)
   -----------------------------------------------------------------------------------------------------------------------
   Louisiana       12/04       40 U.S. Treasury Bond        Short     $     (4,412,955)    $     (4,452,500)  $    (39,545)
   -----------------------------------------------------------------------------------------------------------------------
   Maryland        12/04       178 U.S. Treasury Bond       Short     $    (19,613,954)    $    (19,813,625)  $   (199,671)
   -----------------------------------------------------------------------------------------------------------------------
   Missouri        12/04       96 U.S. Treasury Bond        Short     $    (10,615,420)    $    (10,686,000)  $    (70,580)
   -----------------------------------------------------------------------------------------------------------------------
   North Carolina  12/04       150 U.S. Treasury Bond       Short     $    (16,702,097)    $    (16,696,875)  $      5,222
                   12/04       150 U.S. Treasury Note       Short          (16,767,721)         (16,846,875)       (79,154)
   -----------------------------------------------------------------------------------------------------------------------
   Oregon          12/04       200 U.S. Treasury Bond       Short     $    (22,269,462)    $    (22,262,500)  $      6,962
                   12/04       100 U.S. Treasury Note       Short          (11,178,481)         (11,231,250)       (52,769)
   -----------------------------------------------------------------------------------------------------------------------
   South Carolina  12/04       120 U.S. Treasury Bond       Short     $    (13,264,177)    $    (13,357,500)  $    (93,323)
   -----------------------------------------------------------------------------------------------------------------------
   Tennessee       12/04       94 U.S. Treasury Bond        Short     $    (10,394,866)    $    (10,463,375)  $    (68,509)
   -----------------------------------------------------------------------------------------------------------------------
   Virginia        12/04       165 U.S. Treasury Bond       Short     $    (18,529,686)    $    (18,366,562)  $   (163,124)

   At August 31, 2004, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

   At August 31, 2004, the Arkansas Portfolio, the North Carolina Portfolio, and the Oregon Portfolio have entered into interest rate swap agreements with Morgan Stanley Capital Services, Inc. whereby the Portfolios make bi-annual payments at a fixed rate equal to 5.1225% on the notional amounts of $2,000,000, $6,000,000, and $1,000,000, respectively. In exchange, the
   Portfolios receive payments at a rate equal to the USD-LIBOR on the same notional amounts. The value of the contracts, which terminate February 7, 2015, are recorded as a payable for open swap contracts on the Arkansas Portfolio, the North Carolina Portfolio, and the Oregon Portfolio of $55,822, $167,467, and $27,911, respectively at August 31, 2004.

EATON VANCE MUNICIPALS PORTFOLIOS as of August 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF ALABAMA MUNICIPALS PORTFOLIO, ARKANSAS MUNICIPALS PORTFOLIO, GEORGIA MUNICIPALS PORTFOLIO, KENTUCKY MUNICIPALS PORTFOLIO, LOUISIANA MUNICIPALS PORTFOLIO, MARYLAND MUNICIPALS PORTFOLIO, MISSOURI MUNICIPALS PORTFOLIO, NORTH CAROLINA MUNICIPALS PORTFOLIO, OREGON MUNICIPALS PORTFOLIO, SOUTH CAROLINA MUNICIPALS PORTFOLIO, TENNESSEE MUNICIPALS PORTFOLIO AND VIRGINIA MUNICIPALS PORTFOLIO:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alabama Municipals Portfolio, Arkansas Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Missouri Municipals Portfolio, North Carolina Municipals Portfolio, Oregon Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio and Virginia Municipals Portfolio (the "Portfolios") as of August 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 2004 and 2003 and supplementary data for each of the years in the five year period ended August 31, 2004. These financial statements and supplementary data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios at August 31, 2004, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 21, 2004

EATON VANCE MUNICIPALS FUNDS
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Municipals Trust (the Trust), Alabama Municipals Portfolio (ALP), Arkansas Municipals Portfolio (ARP), Georgia Municipals Portfolio (GAP), Kentucky Municipals Portfolio (KYP), Louisiana Municipals Portfolio (LAP), Maryland Municipals Portfolio (MDP), Missouri Municipals Portfolio (MOP), North Carolina Municipals Portfolio (NCP), Oregon Municipals Portfolio (ORP), South Carolina Municipals Portfolio (SCP), Tennessee Municipals Portfolio (TNP) and Virginia Municipals Portfolio (VAP) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds' principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

                           POSITION(S)            TERM OF                                   NUMBER OF PORTFOLIOS
                            WITH THE             OFFICE AND                                   IN FUND COMPLEX
    NAME AND                TRUST AND            LENGTH OF          PRINCIPAL OCCUPATION(S)     OVERSEEN BY           OTHER
  DATE OF BIRTH          THE PORTFOLIOS           SERVICE           DURING PAST FIVE YEARS      TRUSTEE(1)       DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes            Trustee and          Trustee and         Chairman, President           195             Director of EVC
11/9/41                   Vice President   Vice President of the    and Chief Executive
                                          Trust since 1985; of the  Officer of BMR, EVC,
                                           Portfolios since 1992    EVM and EV; Director
                                                                    of EV; Vice President
                                                                    and Director of EVD.
                                                                    Trustee and/or
                                                                    officer of
                                                                    195 registered
                                                                    investment companies
                                                                    in the Eaton Vance
                                                                    Fund Complex.
                                                                    Mr. Hawkes is
                                                                    an interested person
                                                                    because of his
                                                                    positions with BMR,
                                                                    EVM, EVC and EV,
                                                                    which are affiliates
                                                                    of the Trust and the
                                                                    Portfolios.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III         Trustee     Trustee of the Trust since Jacob H. Schiff               195               Director of
2/23/35                                   1986; of ALP, GAP, KYP,   Professor of                                   Tiffany & Co.
                                            MDP, MOP, NCP, ORP,     Investment Banking                              (specialty
                                             TNP and VAP since      Emeritus, Harvard                             retailer) and
                                           1992; of ARP, LAP and    University Graduate                             Telect, Inc.
                                               SCP since 1993       School of Business                           (telecommunication
                                                                    Administration.                               services company)

William H. Park              Trustee             Since 2003         President and Chief           194                 None
9/19/47                                                             Executive Officer,
                                                                    Prizm Capital
                                                                    Management, LLC
                                                                    (investment
                                                                    management firm)
                                                                    (since 2002).
                                                                    Executive Vice
                                                                    President and Chief
                                                                    Financial Officer,
                                                                    United Asset
                                                                    Management
                                                                    Corporation (a
                                                                    holding company
                                                                    owning institutional
                                                                    investment management
                                                                    firms) (1982-2001).

Ronald A. Pearlman           Trustee             Since 2003         Professor of Law,             194                 None
7/10/40                                                             Georgetown University
                                                                    Law Center (since
                                                                    1999). Tax Partner,
                                                                    Covington & Burling,
                                                                    Washington, DC
                                                                    (1991-2000).

Norton H. Reamer             Trustee     Trustee of the Trust since President, Chief              195                 None
9/21/35                                   1985; of ALP, GAP, KYP,   Executive Officer and
                                            MDP, MOP, NCP, ORP,     a Director of Asset
                                             TNP and VAP since      Management Finance
                                           1992; of ARP, LAP and    Corp. (a specialty
                                               SCP since 1993       finance company
                                                                    serving the
                                                                    investment management
                                                                    industry) (since
                                                                    October 2003).
                                                                    President, Unicorn
                                                                    Corporation (an
                                                                    investment and
                                                                    financial advisory
                                                                    services company)
                                                                    (since September
                                                                    2000). Formerly,
                                                                    Chairman, Hellman,
                                                                    Jordan Management
                                                                    Co., Inc. (an
                                                                    investment management
                                                                    company) (2000-
                                                                    2003). Formerly,
                                                                    Advisory Director of
                                                                    Berkshire Capital
                                                                    Corporation
                                                                    (investment banking
                                                                    firm) (2002-2003).
                                                                    Formerly Chairman of
                                                                    the Board, United
                                                                    Asset Management
                                                                    Corporation (a
                                                                    holding company
                                                                    owning institutional
                                                                    investment management
                                                                    firms) and Chairman,
                                                                    President and
                                                                    Director, UAM Funds
                                                                    (mutual funds)
                                                                    (1980-2000).

                           POSITION(S)            TERM OF                                   NUMBER OF PORTFOLIOS
                            WITH THE             OFFICE AND                                   IN FUND COMPLEX
    NAME AND                TRUST AND            LENGTH OF          PRINCIPAL OCCUPATION(S)     OVERSEEN BY           OTHER
  DATE OF BIRTH          THE PORTFOLIOS           SERVICE           DURING PAST FIVE YEARS      TRUSTEE(1)       DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S)
(CONTINUED)

Lynn A. Stout                Trustee             Since 1998         Professor of Law,             195                 None
9/14/57                                                             University of
                                                                    California at Los
                                                                    Angeles School of Law
                                                                    (since July 2001).
                                                                    Formerly, Professor
                                                                    of Law, Georgetown
                                                                    University Law
                                                                    Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                             POSITION(S)                  TERM OF
                              WITH THE                  OFFICE AND
     NAME AND                TRUST AND                   LENGTH OF                     PRINCIPAL OCCUPATION(S)
  DATE OF BIRTH            THE PORTFOLIOS                 SERVICE                       DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------
Thomas J. Fetter              President                  Since 1993             Vice President of EVM and BMR. Officer
8/20/43                                                                         of 124 registered investment companies
                                                                                managed by EVM or BMR.

William H. Ahern, Jr.   Vice President of the   Vice President of the Trust     Vice President of EVM and BMR. Officer
7/28/59                    Trust, ALP, KYP      since 2004; ALP since 1997;     of 77 registered investment companies
                               and MDP           of KYP since 1998; of MDP      managed by EVM or BMR.
                                                         since 2000

Craig R. Brandon          Vice President of              Since 2004             Vice President of EVM and BMR. Officer
12/31/66                      the Trust                                         of 44 registered investment companies
                                                                                managed by EVM or BMR.

Cynthia J. Clemson      Vice President of the   Vice President of the Trust     Vice President of EVM and BMR. Officer
3/2/63                      Trust, GAP, MOP      since 2004; of GAP, MOP        of 84 registered investment companies
                               and TNP             and TNP since 1995           managed by EVM or BMR.


Robert B. MacIntosh         Vice President               Since 1993             Vice President of EVM and BMR. Officer
1/22/57                                                                         of 124 registered investment companies
                                                                                managed by EVM or BMR.

Thomas M. Metzold        Vice President of the  Vice President of the Trust     Vice President of EVM and BMR. Officer
8/3/58                     Trust, ARP, NCP      and NCP since 2004; of ARP      of 48 registered investment companies
                               and ORP             since 2000; of ORP           managed by EVM or BMR.
                                                        since 1996

Alan R. Dynner                Secretary                  Since 1997             Vice President, Secretary and Chief
10/10/40                                                                        Legal Officer of BMR, EVM, EVD, EV and
                                                                                EVC. Officer of 195 registered investment
                                                                                companies managed by EVM or BMR.

Kristin S. Anagnost     Treasurer of LAP, MOP,         Since 2002(2)            Assistant Vice President of EVM and BMR.
6/12/65                      ORP and TNP                                        Officer of 107 registered investment
                                                                                companies managed by EVM or BMR.

Barbara E. Campbell     Treasurer of ALP, ARP,         Since 2002(2)            Vice President of EVM and BMR. Officer
6/19/57                  GAP, KYP, MDP, NCP,                                    of 195 registered investment companies
                             SCP and VAP                                        managed by EVM or BMR.

James L. O'Connor       Treasurer of the Trust           Since 1989             Vice President of BMR, EVM and EVD.
4/1/45                                                                          Officer of 116 registered investment
                                                                                companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Anagnost served as Assistant Treasurer since 1998 and Ms. Campbell served as Assistant Treasurer since 1993.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

                          PORTFOLIO INVESTMENT ADVISER
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                               FUND ADMINISTRATOR
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                                 P.O. Box 43027
                            Providence, RI 02940-3027
                                 1-800-331-1710

                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 Berkeley Street
                              Boston, MA 02116-5022


                          EATON VANCE MUNICIPALS TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

445-10/04                                                              12MUNISRC